    As filed with the Securities and Exchange Commission on April 25, 2007


                                                     Registration Nos. 333-85183
                                                                   and 811-09547

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                           Pre-Effective Amendment No.                       [ ]


                         Post-Effective Amendment No. 9                      [X]


                                       and
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY             [ ]
                                   ACT OF 1940


                              Amendment No. 10                               [X]



                       FARMERS ANNUITY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                               (Name of Depositor)

            3003 - 77th Avenue, S.E., Mercer Island, Washington 98040
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (206) 232-8400

Name and Address of Agent for Service:     Copy to:

Brian F. Kreger                            Mary Jane Wilson-Bilik, Esq.
Vice President, Corporate Secretary,       Sutherland Asbill & Brennan LLP
and General Counsel                        1275 Pennsylvania Avenue, N.W.
Farmers New World Life Insurance Company   Washington, DC 20004-2415
3003 - 77th Avenue, S.E.
Mercer Island, Washington 98040

It is proposed that this filing will become effective:

[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  On May 1, 2007, pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  On ______________ pursuant to paragraph (a) of Rule 485

                                   ----------

                      Title of securities being registered:
    Units of interest in a separate account under individual flexible premium variable annuity contracts.

                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    Issued by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                     Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

Home Office                        Service Center
3003 - 77TH AVENUE, S.E.           P.O. BOX 724208
MERCER ISLAND, WASHINGTON 98040    ATLANTA, GEORGIA  31139
PHONE: (206) 232-8400              PHONE: 1-877-376-8008 (TOLL FREE)
                                   8:00 A.M. TO 6:00 P.M. EASTERN TIME

                                   Prospectus

                                   May 1, 2007


                            FARMERS VARIABLE ANNUITY

This prospectus describes the Farmers Variable Annuity (the "Contract"), an individual flexible premium variable annuity contract issued by Farmers New World Life Insurance Company. The Contract allows you to accumulate a Contract Value, and later apply that Contract Value (less surrender charges) to receive fixed annuity payments.

INVESTMENT RISK -- The Contract Value you accumulate under the Contract will fluctuate daily, based on the investment performance of the subaccounts of the Farmers Annuity Separate Account A (the "variable account") in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform.

This prospectus provides basic information that you should know before investing. Please read it carefully before investing and keep it for future reference.

REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.

An investment in this Contract is not a bank deposit, and no bank endorses or guarantees the Contract. The Contract is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTING IN THIS CONTRACT INVOLVES RISK, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.

This Contract has 38 funding choices - one fixed account (paying a guaranteed minimum fixed rate of interest) and 37 subaccounts.

The subaccounts invest in the following 37 portfolios:


[ ]  CALVERT VARIABLE SERIES, INC.



          Calvert Social Small Cap Growth Portfolio



[ ]  DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES


          Developing Leaders Portfolio

          Quality Bond Portfolio


[ ]  THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES



[ ]  DWS VARIABLE SERIES I - (CLASS A SHARES)



          DWS Bond VIP



          DWS Global Opportunities VIP



          DWS Growth & Income VIP



          DWS International VIP






[ ]  DWS VARIABLE SERIES II - CLASS A SHARES


          DWS Dreman High Return Equity VIP


          DWS Government & Agency Securities VIP



          DWS High Income VIP



          DWS Money Market VIP (formerly DWS Variable Series I Money Market VIP)









          DWS Small Cap Growth VIP


FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUNDS - SERVICE CLASS SHARES

          Fidelity VIP Growth Portfolio

          Fidelity VIP Index 500 Portfolio

          Fidelity VIP Mid Cap Portfolio


[ ]  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES


          Franklin Small-Mid Cap Growth Securities Fund

          Franklin Small Cap Value Securities Fund

          Templeton Developing Markets Securities Fund

          Templeton Global Asset Allocation Fund

[ ]  GOLDMAN SACHS VARIABLE INSURANCE TRUST - INSTITUTIONAL CLASS SHARES


          Goldman Sachs Capital Growth Fund

          Goldman Sachs Mid Cap Value Fund *


          Goldman Sachs Structured Small Cap Equity Fund



[ ]  JANUS ASPEN SERIES


          Janus Aspen Balanced Portfolio (Service Shares)

          Janus Aspen Forty Portfolio (Institutional Shares)

          Janus Aspen Mid Cap Growth Portfolio (Service Shares)


[ ]   PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES


          PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)

          PIMCO VIT Low Duration Portfolio

----------


[ ] PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) - CLASS 2 SHARES



          PVC Equity Income Account I (formerly WM Equity Income Fund)



          PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund)



          PVC SmallCap Growth Account (successor to WM Small Cap Growth Fund)



          PVC West Coast Equity Account (formerly WM West Coast Equity Fund)



[ ] PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) - CLASS 2 SHARES STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS



          PVC SAM Balanced Portfolio (formerly WM SAM Balanced Portfolio)



          PVC SAM Conservative Balanced Portfolio (formerly WM SAM Conservative Balanced Portfolio)



          PVC SAM Conservative Growth Portfolio (formerly WM SAM Conservative Growth Portfolio)



          PVC SAM Flexible Income Portfolio (formerly WM SAM Flexible Income Portfolio)



          PVC SAM Strategic Growth Portfolio (formerly WM SAM Strategic Growth Portfolio)



* As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.


         A prospectus for each of the portfolios available through this
                    Contract must accompany this prospectus.

Please read these documents before investing and save them for future reference.


     To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2007 (known as the "SAI"). For a free copy of the SAI, contact us at:


                    Farmers New World Life Insurance Company
                                 Service Center
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                        Phone: 1-877-376-8008 (toll free)

     We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. (It is legally a part of this prospectus.) The SAI's table of contents appears at the end of this prospectus.

     The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
      CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE.
          ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

              Not FDIC Insured   May Lose Value   No Bank Guarantee

TABLE OF CONTENTS


GLOSSARY .................................................................     1
SUMMARY ..................................................................     4
   Your Contract in General ..............................................     4
   Premium Flexibility ...................................................     4
   Death Benefit .........................................................     5
   Partial Withdrawals and Surrender .....................................     6
   Transfers .............................................................     6
   Annuity Provisions ....................................................     7
   Federal Tax Status ....................................................     7
   Inquiries .............................................................     7
FEE TABLE ................................................................     8
   Redemption Fees .......................................................    13
   Example of Maximum Charges ............................................    13
   Distribution Costs ....................................................    14
   Condensed Financial Information .......................................    14
FARMERS NEW WORLD LIFE INSURANCE COMPANY AND THE FIXED ACCOUNT ...........    14
   Farmers New World Life Insurance Company ..............................    14
   The Fixed Account .....................................................    14
THE VARIABLE ACCOUNT AND THE PORTFOLIOS ..................................    15
   The Variable Account ..................................................    15
   The Portfolios ........................................................    15
   Investment Objectives of the Portfolios ...............................    16
   Selection of the Portfolios ...........................................    20
   Availability of the Portfolios ........................................    22
   Your Right to Vote Portfolio Shares ...................................    22
YOUR CONTRACT: THE PAY-IN PERIOD .........................................    22
   Purchasing a Contract .................................................    22
   When We Issue Your Contract ...........................................    23
   Tax-Free 'Section 1035' Exchanges .....................................    23
   Cancellation - The 10 Day Right-to-Examine Period .....................    23
   State Variations ......................................................    24
   Ownership Rights ......................................................    24
   Modifying the Contract ................................................    25
PREMIUMS .................................................................    26
   Premium Flexibility ...................................................    26
   Allocating Premiums ...................................................    26
YOUR CONTRACT VALUES .....................................................    27
   Contract Value ........................................................    27
   Subaccount Value ......................................................    27
   Accumulation Unit Value ...............................................    27
   Fixed Account Value ...................................................    28
FEES AND CHARGES .........................................................    28
   Mortality and Expense Risk Charge .....................................    28
   Asset-Based Administration Charge .....................................    28
   Transfer Fee ..........................................................    28
   Surrender Charge ......................................................    29
   Records Maintenance Charge ............................................    30
   Portfolio Management Fees and Expenses ................................    31
   Premium Taxes .........................................................    31
   Other Taxes ...........................................................    31
TRANSFERS ................................................................    31
   Asset Allocation Models ...............................................    32
   Automatic Asset Rebalancing Program ...................................    33
   Third Party Transfers .................................................    33
   Dollar Cost Averaging Program .........................................    33
   Telephone Transfers ...................................................    34
   Policy and Procedures Regarding Disruptive Trading and Market Timing ..    35
SURRENDER AND PARTIAL WITHDRAWALS ........................................    37
   Surrender .............................................................    37
   Partial Withdrawals ...................................................    38
   Systematic Withdrawal Plan ............................................    39
THE PAYOUT PERIOD ........................................................    39
   The Annuity Start Date ................................................    39
   Annuity Options .......................................................    40
   Determining the Amount of Your Annuity Payment ........................    40
   Fixed Annuity Payments ................................................    40
   Guaranteed Annuity Tables .............................................    40
   Description of Annuity Options ........................................    41
GUARANTEED RETIREMENT INCOME BENEFIT .....................................    41
DEATH BENEFIT BEFORE THE ANNUITY START DATE ..............................    43
   Standard Death Benefit ................................................    43
   Guaranteed Minimum Death Benefit ......................................    44
   Distribution of Death Benefit Proceeds ................................    45
DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE .........................    46
INVESTMENT PERFORMANCE OF THE SUBACCOUNTS ................................    46
FEDERAL TAX CONSIDERATIONS ...............................................    46
   Taxation of Non-Qualified Contracts ...................................    47
   Taxation of Qualified Contracts .......................................    48
   Other Tax Issues ......................................................    49
   Our Taxes .............................................................    49
   Federal Estate Taxes ..................................................    49
   Generation-Skipping Transfer Tax ......................................    49
   Annuity Purchases by Residents of Puerto Rico .........................    49
   Annuity Purchases by Nonresident Aliens and Foreign Corporations ......    49
   Foreign Tax Credits ...................................................    50
   Possible Tax Law Changes ..............................................    50
ADDITIONAL INFORMATION ...................................................    50
   When We Will Make Payments ............................................    50
   Distribution of the Contracts .........................................    50
   Legal Proceedings .....................................................    51
   Reports to Owners .....................................................    52
   Inquiries .............................................................    52
   Financial Statements ..................................................    52
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS ....................    53
APPENDIX A - CONDENSED FINANCIAL INFORMATION .............................   A-1

GLOSSARY

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT

An accounting unit we use to calculate subaccount values during the pay-in period. It measures the net investment results of each of the subaccounts.

ANNUITANT

You are the annuitant, unless you state otherwise in your application. Before any annuity payments begin, the annuitant is the person (or persons) on whose life (or lives) the Contract is issued. When annuity payments begin, the annuitant is a person during whose lifetime we may make payments under one of the annuity options. You may select joint annuitants.

ANNUITY START DATE

The date when we will begin to pay annuity payments to you or a person you designate under the annuity option you selected.

BENEFICIARY

The person you select to receive the death benefit if you or the last surviving annuitant dies before the annuity start date.

BUSINESS DAY/VALUATION DAY

Each day that the NYSE is open for regular trading. Farmers New World Life Insurance Company is open to administer the Contract on each day the NYSE is open for regular trading. When we use the term "business day" in this prospectus, it has the same meaning as the term "valuation day" found in the Contract.

CASH VALUE

The Contract Value minus any applicable surrender charge, records maintenance charge, and premium tax.

COMPANY (WE, US, OUR, FARMERS)

Farmers New World Life Insurance Company

CONTRACT MONTH, YEAR OR ANNIVERSARY

A month, year or anniversary as measured from the issue date.

CONTRACT VALUE

The sum of the amounts you have accumulated under the Contract. It is equal to the money you have under the Contract in the variable account and the fixed account.

FINAL ANNUITY DATE

The Contract anniversary when the oldest annuitant is age 95.

FIXED ACCOUNT

An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.

FIXED ACCOUNT VALUE

Your Contract Value in the fixed account.

FREE WITHDRAWAL AMOUNT

An amount you can withdraw each Contract year as a partial withdrawal or as part of a surrender without incurring a surrender charge.

FUNDS

Investment companies that are registered with the SEC. This Contract allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.

GENERAL ACCOUNT

The account containing all of Farmers' assets, other than those held in its separate accounts.

HOME OFFICE

The address of our Home Office is 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040.

ISSUE DATE

The date on which we credit the initial premium payment to your Contract. It is also the date when, depending on your state of residence, we allocate your premium(s) either entirely to the fixed account, or to the fixed account and the subaccounts you selected on your application.

NET INVESTMENT FACTOR

The factor we use to determine the value of an accumulation unit at the end of each valuation period. We determine the net investment factor separately for each subaccount.

NYSE

The New York Stock Exchange

PAY-IN PERIOD

The period that begins when we issue your Contract and ends on the annuity start date. During the pay-in period, earnings accumulate on a tax-deferred basis until you take money out.

PAYOUT PERIOD

The period beginning on the annuity start date during which you or the person you designate will receive annuity payments.

PORTFOLIO

A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.

PREMIUM PAYMENT

Amount you pay to us for the Contract. When we use the term "premium payment" in this prospectus, it means a premium payment less any applicable premium taxes.

QUALIFIED CONTRACT

A Contract issued in connection with a retirement plan that qualifies for special Federal income tax treatment under the Tax Code.

SERVICE CENTER


The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. (registered and known as "McCamish Systems, LLC Insurance Administrators" in the State of California only) is the administrator of the Contract. You can call the Service Center office toll-free at 1-877-376-8008.


SUBACCOUNT

A subdivision of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

SURRENDER

The termination of a Contract at the option of the owner.

TAX CODE

The Internal Revenue Code of 1986, as amended.

VALUATION PERIOD

The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) on each business day and ends at the close of regular trading on the NYSE on the next business day.

VARIABLE ACCOUNT

Farmers Annuity Separate Account A. It is a separate investment account divided into subaccounts, each of which invests in a corresponding portfolio of a designated fund.

VARIABLE ACCOUNT VALUE

The portion of the total value of your Contract that is allocated to the subaccounts of the variable account.

WRITTEN NOTICE

The written notice you must sign and send to us to request or exercise your rights as owner under the Contract. To be complete, it must: (1) be in a form we accept; (2) contain the information and documentation that we determine is necessary, and (3) be received at our Service Center.

YOU (YOUR, OWNER)

The person(s) entitled to exercise all rights as owner under the Contract.

SUMMARY

     This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THE REMAINDER OF THIS PROSPECTUS CAREFULLY.

                            YOUR CONTRACT IN GENERAL


- TAX-DEFERRED ACCUMULATION. This annuity is a contract between you (the Contract owner) and Farmers (an insurance company) in which you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your Contract Value that are generally tax-deferred until you take money out of the Contract by surrender, partial cash withdrawals, we make annuity payments to you, or we pay the death benefit. Your Contract Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to any money you place in the fixed account, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your Contract Value.



- ANNUITY PAY-IN AND PAYOUT PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "payout" period. During the pay-in period, you can allocate money to any combination of investment alternatives offered under the Contract. The payout period begins once you start receiving regular annuity payments from the Contract. You may receive annuity payments under one of three fixed annuity payment options. The money you can accumulate during the pay-in period will directly determine the dollar amount of any annuity payments you receive.



- DEATH BENEFIT. The Contract also offers a death benefit payable if any owner or the last surviving annuitant dies before the annuity start date. You may select for an additional fee the optional Guaranteed Minimum Death Benefit that provides an enhanced death benefit if the last surviving annuitant dies before the annuity start date.



- RETIREMENT SAVINGS VEHICLE. The Contract is designed to be long-term in nature in order to provide significant annuity benefits for you. You should not purchase this Contract if you intend to withdraw most of your Contract Value before you reach age 59 1/2. YOU COULD INCUR SIGNIFICANT TAX PENALTIES AND LOSE THE ANNUITY BENEFITS OF THE CONTRACT IF YOU WITHDRAW YOUR MONEY BEFORE YOU ARE AGE 59 1/2.



- FIXED ACCOUNT. You may place money in the fixed account where we guarantee that it will earn interest for one-year periods at a guaranteed rate of at least 3%. We may declare higher rates of interest, but are not obligated to do so. Money you place in the fixed account will be reduced by some of the fees and charges we assess. The fixed account is part of our general account.



- VARIABLE ACCOUNT. You may allocate premium(s) and Contract Value to one or more of the 37 subaccounts listed on the cover page. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. We reserve the right to offer other subaccounts in the future. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of these subaccounts and will be reduced by Contract and portfolio company charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.


                               PREMIUM FLEXIBILITY


- MINIMUM PREMIUM. This Contract requires you to pay an initial premium of at least $500. The initial premium is the only premium we require you to pay.



- FLEXIBLE PREMIUMS. You can pay additional premiums of $500 or more ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit) at any time before the annuity start date. We may limit the total premium(s) paid to us during any Contract year. You may also choose to have premiums deducted directly from your bank account.

- RIGHT-TO-EXAMINE PERIOD. You may cancel your Contract for a refund during the "right-to-examine period" by returning it to our Home Office. In most states, the right-to-examine period expires 10 days after you receive the issued Contract. If you decide to cancel the Contract during the right-to-examine period, we will generally refund an amount equal to the greater of Contract Value at the end of the business day on which we receive the returned Contract at our Home Office or the sum of all premiums you have paid into the Contract. The terms of the right-to-examine period may be different for Contract owners over age 60 who purchase their Contract in California.



- HOW TO INVEST. You may obtain a Contract application from your licensed Farmers agent who is also a registered representative. We will not issue a Contract if you are older than age 90 on the issue date.


                                  DEATH BENEFIT


- STANDARD DEATH BENEFIT. Unless you purchase the optional Guaranteed Minimum Death Benefit rider, we will pay the standard death benefit to the beneficiary on the death of either any owner or the last surviving annuitant before the annuity start date. If the last surviving annuitant (or an owner who is an annuitant) dies before his or her 80th birthday, we will pay the standard death benefit, which equals the greater of:



     - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method; or



     - the minimum death benefit totaling the sum of all premiums paid, minus proportional reductions for withdrawals.


     In all other cases (including the death of an owner who is not an annuitant), the standard death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method.


- OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT. On your application, you may select for an additional fee the optional Guaranteed Minimum Death Benefit. This rider may not be available in all states, and may vary by state. The Guaranteed Minimum Death Benefit provides an enhanced death benefit only if the last surviving annuitant dies before the annuity start date and before any owner dies. This enhanced death benefit is payable on the death of an owner only if that owner is the first owner to die and is the last surviving annuitant. You may select the Guaranteed Minimum Death Benefit only on your Contract application. If you select this benefit, we will deduct a substantial additional daily charge from the subaccounts at an annual rate of 0.25%.



- On the death of the last surviving annuitant, the Guaranteed Minimum Death Benefit will equal the greatest of the following:



     -    the standard death benefit described above;



     - premiums you paid accumulated daily with interest compounded at 4% per year until the earlier of: (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday; minus proportional reductions for withdrawals; or



     - the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.


     A different death benefit calculation applies if the last surviving annuitant dies after the Contract anniversary on or next following the annuitant's 80th birthday. See "Death Benefits."


- DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE. Upon the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option you selected.

                        PARTIAL WITHDRAWALS AND SURRENDER


- PARTIAL WITHDRAWALS. At any time during the pay-in period, you may submit a written request to withdraw part of your cash value, subject to the following rules. A partial withdrawal may have adverse tax consequences.



     -    You may make only 1 withdrawal each calendar quarter.



     -    You must request at least $100.



     - You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.



     -    Surrender charges may apply.



- SURRENDER. At any time during the pay-in period, you may submit a written request to surrender your Contract and receive its cash value (that is, the Contract Value minus any surrender charge, minus any premium taxes not previously deducted, and minus the Records Maintenance Charge, unless waived). A surrender may have adverse tax consequences and be subject to a surrender charge. Your access to amounts held in qualified Contracts may be restricted or prohibited.



- SURRENDER CHARGE. We calculate the surrender charge on surrenders and partial withdrawals from the date you made the premium payment(s) being withdrawn. The surrender charge applies during the entire seven year period following each premium payment, and will vary depending on the number of years since you made the premium payment(s) being withdrawn.


NUMBER OF COMPLETE YEARS
FROM DATE OF PREMIUM
PAYMENT:                    0     1     2     3     4     5     6     7+
------------------------   ---   ---   ---   ---   ---   ---   ---   ---
SURRENDER CHARGE:           7%    6%    5%    5%    4%    3%    2%    0

     We do not assess a surrender charge on:


     -    the death benefit;



     - the withdrawal of premium payments you paid us more than seven years ago;



     - withdrawals that qualify under the waiver of surrender charge riders as extended hospitalization or confinement to a skilled nursing facility or terminal illness (see "Surrender Charge");



     -    the free withdrawal amount; or



     -    free-look refunds.


     Each Contract year, you may withdraw the free withdrawal amount, which is an amount up to the greater of:


     - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or



     - 10% of the Contract Value determined at the time the withdrawal is requested.



- SYSTEMATIC PAYMENT PLAN. You may elect our systematic withdrawal plan option whereby, after the first Contract year, you may receive periodic payments of at least $100 on a monthly basis during the pay-in period.


                                    TRANSFERS


- At any time during the pay-in period and after the right-to-examine period, you may make an unlimited number of transfers from and among the separate accounts. You may make one transfer each Contract year from the fixed account.



- THIS CONTRACT AND THE UNDERLYING PORTFOLIOS ARE NOT DESIGNED FOR MARKET TIMERS. However, there is no assurance that we will be able to identify and prevent all market timing and other forms of disruptive trading in the Contract and the underlying portfolios. For a discussion of our policies and procedures on market timing and of the potential costs and risks to you that can result if market timing or disruptive trading occurs in the underlying portfolios, see "Policy and Procedures Regarding Disruptive Trading and Market Timing" below.


- Your transfer from the subaccounts or the fixed account must be a minimum of $100 or the total value in a subaccount or fixed account, if less.



- Your Contract Value remaining in a subaccount or the fixed account after a transfer must be at least $500, or we will transfer the total value.



- You can make a transfer from the fixed account only during the 30 days following a Contract anniversary.



- You cannot make a transfer from any subaccount to the fixed account during the 6 month period following any transfer from the fixed account into one or more subaccounts.



- We charge $25 for the 13th and each additional transfer during a Contract year. Transfers made under the asset rebalancing or dollar cost averaging programs do not count toward the 12 free transfers.



- AUTOMATIC ASSET REBALANCING PROGRAM. Under the Automatic Asset Rebalancing ("AAR") program, we will automatically transfer amounts among the subaccounts each quarter to reflect your most recent instructions for allocating premiums. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free transfers permitted each Contract year. We do not include any money allocated to the fixed account in the rebalancing.



- DOLLAR COST AVERAGING PROGRAM. The dollar cost averaging program permits you to systematically transfer (on each monthly anniversary of the issue date) a set dollar amount from the fixed account to up to 8 subaccounts. The minimum transfer amount is $100. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free transfers permitted each Contract year.


                               ANNUITY PROVISIONS


- ANNUITY OPTIONS. You may receive income payments under one of three fixed annuity options beginning on the annuity start date you select. The final annuity date, which is the latest annuity start date you may select, is the Contract anniversary when the oldest annuitant is age 95. You may receive income payments for a specific period of time, or for life with or without a guaranteed number of payments.



- We will use your cash value on the annuity start date to calculate the amount of your income payments under the annuity option you choose.


                               FEDERAL TAX STATUS


     Generally, a Contract's earnings are not taxed until you take them out. For Federal tax purposes, if you take money out of a non-qualified Contract during the pay-in period, including a surrender or partial withdrawal payment, earnings come out first and are taxed as ordinary income. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive during the payout phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the Contract" has been fully recovered.


     Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a surrender or full withdrawal. For a further discussion of the Federal tax status of variable annuity contracts, see "Federal Tax Status."

                                    INQUIRIES

     If you need additional information, please contact us at:

          Service Center
          P.O. Box 724208
          Atlanta, Georgia 31139
          Phone: 1-877-376-8008 (toll-free)
          8:00 a.m. to 6:00 p.m. Eastern Time

FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer Contract Value between the subaccounts and/or the fixed account. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Premium Payments                                    None
Maximum Surrender Charge (as a percentage
   of your premium payment)(1)                                                 7%
Transfer Fee(2)                                  $25 after 12 transfers per year

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

Records Maintenance Charge(3)                                              $  30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the subaccounts)

With Both the Guaranteed Minimum Death Benefit and the Guaranteed
   Retirement Income Benefit(4)
   Mortality and Expense Risk Charge ....................................   1.45%
   Administrative Charge ................................................   0.20%
                                                                            ----
   Total Variable Account Annual Expenses ...............................   1.65%

With Either the Guaranteed Minimum Death Benefit or the Guaranteed
   Retirement Income Benefit(4)
   Mortality and Expense Risk Charge ....................................   1.20%
   Administrative Charge ................................................   0.20%
                                                                            ----
   Total Variable Account Annual Expenses ...............................   1.40%

With Standard Death Benefit Only
   Mortality and Expense Risk Charge ....................................   0.95%
   Administrative Charge ................................................   0.20%
                                                                            ----
   Total Variable Account Annual Expenses ...............................   1.15%

----------
(1) We do not assess a surrender charge on death benefit payments. We do assess a surrender charge if you surrender your Contract, partially withdraw its cash value, or annuitize under the Contract while surrender charges are applicable.

(2) We do not assess transfer fees on transfers under the dollar cost averaging or Automatic Asset Rebalancing programs. Transfers under these programs do not count toward the twelve free transfers permitted each Contract year.

(3) We will also deduct the Records Maintenance Charge on the annuity start date or the date you surrender your Contract. We waive this fee for Contracts with a Contract Value of $50,000 or more on the date the fee is assessed.

(4) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

     The following table shows the range of portfolio fees and expenses for the fiscal year ended December 31, 2006. Expenses of the portfolios may be higher or lower in the future. You can obtain more detailed information concerning each portfolio's fees and expenses in the prospectus for each portfolio.

RANGE OF ANNUAL OPERATING EXPENSES FOR THE PORTFOLIOS(1)


                                                                LOWEST   HIGHEST
                                                                ------   -------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all
expenses that are deducted from portfolio assets, including
management fees, 12b-1 fees, and other expenses)                 0.20%     1.72%


----------
(1) The portfolio expenses used to prepare this table were provided to Farmers by the fund(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.


     The next table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2006.



ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets as a percentage of average daily net assets in the portfolios as of December 31, 2006):



                                                                                                    CONTRACTUAL
                                                                                                       WAIVER
                                                                                           GROSS         OR          NET
                                                                                           TOTAL      EXPENSE       TOTAL
                                                       MANAGEMENT    12B-1      OTHER     ANNUAL    REIMBURSE-     ANNUAL
PORTFOLIO                                                 FEES      FEES(1)   EXPENSES   EXPENSES       MENT      EXPENSES
---------                                              ----------   -------   --------   --------   -----------   --------
CALVERT VARIABLE SERIES, INC
   Calvert Social Small Cap Growth
      Portfolio(2)                                        1.00%       N/A       0.44%      1.44%        N/A         1.44%

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                           0.75%      0.25%      0.10%      1.10%        N/A         1.10%
   Quality Bond Portfolio                                 0.65%      0.25%      0.11%      1.01%        N/A         1.01%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)
                                                          0.75%      0.25%      0.08%      1.08%        N/A         1.08%

DWS VARIABLE SERIES I (CLASS A SHARES)(4)
   DWS Bond VIP                                           0.49%       N/A       0.17%      0.66%       0.03%        0.63%
   DWS Global Opportunities VIP                           0.99%       N/A       0.13%      1.12%        N/A         1.12%
   DWS Growth & Income VIP                                0.48%       N/A       0.06%      0.54%       0.01%        0.53%
   DWS International VIP                                  0.84%       N/A       0.12%      0.96%        N/A         0.96%

DWS VARIABLE SERIES II (CLASS A SHARES)(5)
   DWS Dreman High Return Equity VIP                      0.73%       N/A       0.04%      0.77%        N/A         0.77%
   DWS Government & Agency Securities VIP                 0.55%       N/A       0.12%      0.67%       0.04%        0.63%
   DWS High Income VIP                                    0.59%       N/A       0.11%      0.70%        N/A         0.70%
   DWS Money Market VIP (formerly DWS
      Variable Series I Money Market VIP)                 0.39%       N/A       0.05%      0.44%        N/A         0.44%

                                                                                                    CONTRACTUAL
                                                                                                       WAIVER
                                                                                           GROSS         OR          NET
                                                                                           TOTAL      EXPENSE       TOTAL
                                                       MANAGEMENT    12B-1      OTHER     ANNUAL    REIMBURSE-     ANNUAL
PORTFOLIO                                                 FEES      FEES(1)   EXPENSES   EXPENSES       MENT      EXPENSES
---------                                              ----------   -------   --------   --------   -----------   --------
   DWS Small Cap Growth VIP                               0.65%       N/A       0.08%      0.73%       0.01%        0.72%

FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUNDS (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio(6)                       0.57%      0.10%      0.11%      0.78%        N/A         0.78%
   Fidelity VIP Index 500 Portfolio(7)                    0.10%      0.10%      0.00%      0.20%        N/A         0.20%
   Fidelity VIP Mid Cap Portfolio(6)                      0.57%      0.10%      0.11%      0.78%        N/A         0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities
      Fund(8)                                             0.48%      0.25%      0.30%      1.03%       0.01%        1.02%
   Franklin Small Cap Value Securities
      Fund(8)                                             0.51%      0.25%      0.20%      0.96%       0.03%        0.93%
   Templeton Developing Markets Securities
      Fund                                                1.23%      0.25%      0.24%      1.72%        N/A         1.72%
   Templeton Global Asset Allocation Fund(8)              0.62%      0.25%      0.24%      1.11%       0.01%        1.10%

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)(9)
   Goldman Sachs Capital Growth Fund                      0.75%       N/A       0.10%      0.85%        N/A         0.85%
   Goldman Sachs Mid Cap Value Fund(10)                   0.80%       N/A       0.07%      0.87%        N/A         0.87%
   Goldman Sachs Structured Small Cap Equity
     Fund                                                 0.75%       N/A       0.24%      0.99%        N/A         0.99%

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio
      (Service Shares)                                    0.55%      0.25%      0.03%      0.83%        N/A         0.83%
   Janus Aspen Forty Portfolio
      (Institutional Shares)                              0.64%       N/A       0.06%      0.70%        N/A         0.70%
   Janus Aspen Mid Cap Growth Portfolio
      (Service Shares)                                    0.64%      0.25%      0.06%      0.95%        N/A         0.95%

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio
      (U.S. Dollar-Hedged)                                0.25%      0.15%      0.50%      0.90%        N/A         0.90%
   PIMCO VIT Low Duration Portfolio                       0.25%      0.15%      0.25%      0.65%        N/A         0.65%

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES) (11)(12)
   PVC Equity Income Account I
      (formerly WM Equity Income Fund)                    0.49%      0.25%      0.04%      0.78%        N/A         0.78%
   PVC MidCap Stock Account
      (formerly WM Mid Cap Stock Fund)                    0.75%      0.25%      0.01%      1.01%        N/A         1.01%
   PVC SmallCap Growth Account
      (successor to WM Small Cap Growth Fund)             1.00%      0.25%      0.02%      1.27%        N/A         1.27%

                                                                                          CONTRACTUAL
                                                                                            WAIVER
                                                                                 GROSS         OR         NET
                                                                                 TOTAL      EXPENSE       TOTAL
                                             MANAGEMENT    12B-1      OTHER     ANNUAL     REIMBURSE-    ANNUAL
PORTFOLIO                                       FEES      Fees(1)   EXPENSES   EXPENSES       MENT      EXPENSES
---------                                    ----------   -------   --------   --------   -----------   --------
PVC West Coast Equity Account (formerly
   WM West Coast Equity Fund)                   0.63%       0.25%     0.02%      0.90%        N/A         0.90%



                                                                                                               TOTAL
                                                                         CONTRACTUAL                           ANNUAL
                                                              GROSS SAM  FEE WAIVER    NET SAM   UNDER-LYING   FUND OF
                                                              PORTFOLIO  OR EXPENSE   PORTFOLIO   FUND FEES     FUNDS
                                  MANAGE-   12B-1     OTHER    FEES AND   REIMBURSE-   FEES AND      AND      OPERATING
NAME OF FUND OF FUNDS           MENT FEES  FEES(1)  EXPENSES   EXPENSES      MENT      EXPENSES    EXPENSES    EXPENSES
---------------------           ---------  -------  --------  ---------  -----------  ---------  -----------  ---------
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (CLASS 2 SHARES) STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(11)(13)
PVC SAM Balanced Portfolio
(formerly WM SAM Balanced
Portfolio)                         0.25%     0.25%    0.01%      0.51%       0.00%       0.51%       0.66%      1.17%

PVC SAM Conservative Balanced
Portfolio (formerly WM SAM
Conservative Balanced
Portfolio)                         0.25%     0.25%    0.01%      0.51%       0.00%       0.51%       0.62%      1.13%

PVC SAM Conservative Growth
Portfolio (formerly WM SAM
Conservative Growth Portfolio)     0.25%     0.25%    0.01%      0.51%       0.00%       0.51%       0.69%      1.20%

PVC SAM Flexible Income
Portfolio (formerly WM SAM
Flexible Income Portfolio)         0.25%     0.25%    0.01%      0.51%       0.00%       0.51%       0.59%      1.10%

PVC SAM Strategic Growth
Portfolio (formerly WM SAM
Strategic Growth Portfolio)        0.25%     0.25%    0.01%      0.51%       0.00%       0.51%       0.73%      1.24%


----------


(1) The 12b-1 distribution plan is described in the Portfolios' prospectus and/or statement of additional information. Because the 12b-1 fees are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.



(2) The Gross Total Annual Expenses for the Calvert Social Small Cap Growth Portfolio reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The net operating expenses after reductions for fees paid indirectly and fee waivers was 1.37% for the year ended December 31, 2006.



(3) The "Other Expenses" for the Developing Leaders Portfolio and the Quality Bond Portfolio include expenses of 0.02% and 0.01%, respectively, for acquired fund fees and expenses. The Dreyfus Corporation, the adviser to the Quality Bond Portfolio, has agreed to waive a portion of the Quality Bond Portfolio's management fee, in the amount of 0.10% of 1% of the value of the Portfolio's average daily net assets, until June 30, 2007.



(4) The fees for the DWS Variable Series I were restated on an annualized basis to reflect fee changes which took effect on June 1, 2006; the fees include a 0.10% administration fee. Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed to limit their respective fees and to reimburse other expenses to the extent necessary to limit the Net Total Annual Expenses to the following amounts: (i) 0.60% for the DWS Bond VIP, through September 30, 2007; (ii) 0.54% for the DWS Growth & Income VIP and 0.96% for the DWS International VIP, through April 30, 2010; and (iii) 0.63% for the DWS Bond VIP from October 1, 2007 through April 30, 2008. The investment manager for the DWS Growth & Income VIP has also contractually agreed to waive its fees and expenses in the amount of 0.01% of the average daily net assets until April 27, 2010. The Net Total Annual Expenses for the DWS Bond VIP and the DWS Growth & Income VIP after the contractual fee limits, expense reimbursements, and fee and expense waivers were 0.63% and 0.53%, respectively, for 2006. Fees for the DWS Growth & Income VIP and for the DWS International VIP are restated on an annualized basis to reflect the acquisition of the DWS Mercury Large Cap Core VIP and of the DWS Templeton Foreign Value VIP, respectively, on December 11, 2006.



(5) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed to limit their respective fees and to reimburse other expenses to the extent necessary to limit the Net Total Annual Expenses to the following levels:
     (i) 0.63% for the DWS Government & Agency Securities VIP and 0.72% for the DWS Small Cap Growth VIP, through April 30, 2008; and (ii) 0.78% for the DWS Dreman High Return Equity VIP and 0.44% for the DWS Money Market VIP, through April 30, 2010. The Net Total Annual Expenses for the DWS Government & Agency Securities VIP and the DWS Small Cap Growth VIP after contractual fee limits and expense reimbursements were 0.63% and 0.72%, respectively, for 2006. Management fees for the DWS Government & Agency Securities VIP and the DWS High Income VIP, and for the DWS Money Market VIP have been restated to reflect the new fee schedule effective October 1, 2006, and November 6, 2006, respectively. Fees for the DWS Dreman High Return Equity VIP are restated on an annualized basis to reflect the acquisition of the DWS MFS Strategic Value VIP and of the DWS Dreman Financial Services VIP on September 15, 2006. Fees for the DWS Money Market VIP are restated on an annualized basis to reflect the acquisition of the
     (DWS) Money Market VIP (DWS Variable Series I) on November 3, 2006.



(6) A portion of the brokerage commissions that the Fidelity VIP Growth Portfolio and the Fidelity VIP Mid Cap Portfolio pay may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. After taking into account these voluntary offsets, the Net Total Annual Expenses for the Fidelity VIP Growth Portfolio were 0.77%, and for the Fidelity VIP Mid Cap Portfolio were 0.76% during 2006. These offsets may be discontinued at any time.



(7) Management fees for the Fidelity VIP Index 500 Portfolio have been reduced to 0.10%, and Service Class expenses are limited to 0.20% (excluding interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio's shareholders and board of trustees. Thus, the expense limit is now required by contract and is not voluntary on the fund manager's part.



(8) The manager of the Franklin Small-Mid Cap Growth Securities Fund, the Franklin Small Cap Value Securities Fund, and the Templeton Global Asset Allocation Fund has agreed in advance to reduce its fee from assets invested by the Portfolios in a Franklin Templeton money market fund (the acquired fund) to the extent that the Portfolio's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.



(9) The "Other Expenses" for the Goldman Sachs Variable Insurance Trust include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund plus all other ordinary expenses not detailed above. The Funds' investment adviser has voluntarily agreed to limit "Other Expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage fees, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.114% of the average daily net assets of the Goldman Sachs Capital Growth Fund and the Goldman Sachs Structured Small Cap Equity Fund, and 0.054% of the Goldman Sachs Mid Cap Value Fund. The annual expenses for the Goldman Sachs Capital Growth Fund, the Goldman Sachs Mid Cap Value Fund, and the Goldman Sachs Structured Small Cap Equity Fund after reimbursements and voluntary waivers were 0.84%, 0.86%, and 0.87%, respectively, during 2006. The Funds' investment adviser may cease or modify the expense limitations at its discretion at any time. If this occurs, "Other Expenses" and "Net Total Annual Expenses" may increase without shareholder approval.



     The adviser to the Goldman Sachs Variable Insurance Trust has entered into a fee reduction commitment for the Funds which was implemented on a voluntary basis prior to April 28, 2006 and on a contractual basis as of April 28, 2006. The fee reduction commitment provides that the adviser is entitled to receive an annual management fee based on the Fund's average daily net assets at the following rates: for the Goldman Sachs Capital Growth Fund (0.75% on the first $1 Billion, 0.68% on the next $1 Billion, and 0.65% in excess of $2 Billion); for the Goldman Sachs Mid Cap Value Fund (0.80% on the first $2 Billion, and 0.72% in excess of $2 Billion); and for the Goldman Sachs Structured Small Cap Equity Fund (0.75% on the first $2 Billion, and 0.68% in excess of $2 Billion).



(10) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that Fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.

(11) Effective 1/5/07, pursuant to shareholder approval, each of the portfolios of the WM Variable Trust ("WMVT"), except for the WM Small Cap Growth Fund, were transferred intact to a new corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC"), as shown above. As part of the same transaction, the WM Small Cap Growth Fund, a portfolio of the WMVT, merged into the PVC SmallCap Growth Account, an existing portfolio of the PVC.



     Class 2 share expenses and PVC SAM Portfolio expenses are estimated for the period ending December 31, 2007. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.



(12) Principal Management Corporation, the manager of the PVC Portfolios, has contractually agreed to limit the expenses of the PVC Portfolios attributable to Class 2 shares and, if necessary, pay expenses normally payable by the PVC Portfolio through the period ending April 29, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Class 2 shares of the Equity Income Account I, 1.05% for Class 2 shares of the MidCap Stock Account, 1.27% for Class 2 shares of the SmallCap Growth Account, and 0.93% for Class 2 shares of the West Coast Equity Account.



(13) Each PVC SAM Portfolio, an "upper-tier fund," is an asset-allocation "fund-of-funds" that typically allocates its assets, within predetermined percentage ranges, among certain underlying funds of the PVC and the High Yield Fund II series of Principal Investors Fund (formerly WM High Yield
     Fund) (the "underlying funds"). Each SAM Portfolio has its own set of operating expenses, as does each of the underlying funds in which it invests. If you choose to invest in one of the PVC SAM Portfolios subaccounts, you will be responsible for the indirect expense of the applicable PVC SAM Portfolio-- the upper-tier fund-- as well as those of its underlying funds. Each PVC SAM Portfolio indirectly bears a proportionate share of the applicable expenses of the underlying funds (including management fees) and is a shareholder of the underlying funds. Depending on which underlying funds are held by a PVC SAM Portfolio and in what proportion, the fees will vary over time. "Total Annual Fund of Funds Operating Expenses" show combined annual expenses for each PVC SAM Portfolio and the underlying funds in which the SAM Portfolio invests. A SAM Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the SAM Portfolio's assets among the underlying funds, and the expenses of the underlying fund and of the SAM Portfolio.



     Principal Management Corporation, the manager of the SAM Portfolios, has contractually agreed to limit the expenses (not including underlying fund expenses) of the SAM Portfolios attributable to Class 2 shares and, if necessary, pay expenses normally payable by the SAM Portfolios, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.53% for the Class 2 shares for the Balanced Portfolio, 0.60% for the Class 2 shares for the Conservative Balanced Portfolio, 0.54% for the Class 2 shares for the Conservative Growth Portfolio, 0.55% for the Class 2 shares for the Flexible Income Portfolio, and 0.55% for the Class 2 shares for the Strategic Growth Portfolio.


                                 REDEMPTION FEES

     A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the portfolio prospectus.

     The expenses shown above are deducted by each underlying portfolio before the portfolio provides us with its daily net asset value. We then deduct applicable variable account charges from the net asset value to calculate the unit value of the corresponding subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the portfolios was provided to us by the portfolios and was not independently verified by us.

                           EXAMPLE OF MAXIMUM CHARGES


     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including transaction expenses, the Records Maintenance Charge of $30, the Variable Account charges of 1.65%, and maximum Annual Portfolio Operating Expenses of 1.72%.


     The Example assumes that you invested $10,000 in the portfolio with the highest expenses, chose the riders with the highest costs, and stayed in those options under the Contract for the time periods indicated. The Example also assumes that your investment earned a steady 5% return each year.

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender or annuitize the Contract at the end of the applicable time period:


1 year   3 years   5 years   10 years
------   -------   -------   --------
 $943     $1,499   $2,152     $3,701



(2) If you do not surrender or annuitize the Contract at the end of the applicable time period:



1 year   3 years   5 years   10 years
------   -------   -------   --------
 $344     $1,050   $1,778     $3,701


     The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). It also does not reflect any taxes or tax penalties you may be required to pay if you surrender your Contract.


     The Record Maintenance Charge of $30 is reflected as an annual charge of 0.048% that is determined by dividing total Record Maintenance Charges collected during 2006 ($152,720) by total average net assets attributable to the Contract during 2006 ($318,640,080).


     Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

                               DISTRIBUTION COSTS

     For information concerning the compensation paid for the sale of the Contracts, see "Distribution of the Contracts."

                         CONDENSED FINANCIAL INFORMATION

     In Appendix A, we have included a financial history of two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values (that reflect the middle level of Variable Account Annual Expenses) are included in the SAI.





FARMERS NEW WORLD LIFE INSURANCE COMPANY AND THE FIXED ACCOUNT



                    FARMERS NEW WORLD LIFE INSURANCE COMPANY


     Farmers New World Life Insurance Company ("Farmers") is the stock life insurance company issuing the Contract. We are obligated to pay all benefits under the Contracts. Farmers is located at 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040, and was incorporated under Washington law on February 21, 1910. Farmers established the variable account to support the investment options under this Contract and under other variable annuity contracts Farmers may issue. Farmers' general account supports the fixed account under the Contract.

     Farmers is a direct wholly-owned subsidiary of Farmers Group, Inc. ("FGI"). FGI is a stock holding and management company. The ultimate controlling parents of FGI are Allied Zurich p.l.c., a United Kingdom company, and Zurich Allied AG, a Swiss company. Allied Zurich p.l.c. and Zurich Allied AG are traded in certain European markets, but are not publicly traded in the U.S.

     Farmers markets a broad line of individual life insurance products, including universal life, term life and whole life insurance and annuity products (predominately flexible premium deferred annuities). Farmers currently is licensed to sell insurance in 49 states and the District of Columbia. Farmers is not licensed in New York.

                                THE FIXED ACCOUNT

     You may allocate some or all of your premium payments and transfer some or all of your Contract Value to the fixed account. The fixed account offers a guarantee of principal accumulating at a specified rate of interest that will be reduced by deductions for fees and expenses. The fixed account is part of Farmers' general account. We use our general account assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. Subject to applicable law, Farmers has sole discretion over investment of the fixed account's assets. Farmers bears the full investment risk for all amounts contributed to the fixed account. Farmers guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective annual rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.

     Money you place in the fixed account will earn interest that is compounded annually and accrues daily at the current interest rate in effect at the time of your allocation. We intend to credit the fixed account with interest at the current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

     The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.

     We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).

     We currently allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges for the monthly deduction on a last in, first out basis ("LIFO") for the purpose of crediting interest.

     The fixed account is not registered with the Securities and Exchange Commission ("SEC"). The disclosures included in this prospectus about the fixed account are for your information and have not been reviewed by the staff of the SEC. However, fixed account disclosures may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

THE VARIABLE ACCOUNT AND THE PORTFOLIOS

                              THE VARIABLE ACCOUNT

     Farmers established the Farmers Annuity Separate Account A (the "variable account") as a variable account under the law of the state of Washington on April 6, 1999. Farmers owns the assets in the variable account. The variable account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and qualifies as a "separate account" within the meaning of the Federal securities laws. The variable account will receive and invest premium payments paid under the Contracts and under other variable annuity contracts we may issue in the future.

     The income, gains and losses, realized or unrealized, from assets allocated to the variable account shall be credited to or charged against the variable account, without regard to other income, gains or losses of any other account we own or arising out of any other business we may conduct.

     Although we own the assets in the variable account, these assets are held separately from our other assets and are not part of our general account. The portion of the assets of the variable account equal to the required reserves and other contract liabilities of the variable account are not chargeable with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the variable account that are in excess of such reserves and other liabilities.

     The variable account is divided into subaccounts, each of which invests in shares of a portfolio of a fund. The variable account is subject to the laws of the State of Washington, which regulate the operations of insurance companies domiciled in Washington.

     CHANGES TO THE VARIABLE ACCOUNT. We reserve the right in our sole discretion, and subject to applicable law, to add, close, remove, or combine one or more subaccounts, combine the variable account with one or more other separate accounts, or operate the variable account as a different kind of investment company. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. In addition, we reserve the right to modify provisions of the Contract to reflect changes to the subaccounts and the variable account and to comply with applicable law. Some of these future changes may be the result of changes in applicable laws or interpretation of the law. You may obtain additional information regarding the substitutions of investments and resolving conflicts among funds in the SAI. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

                                 THE PORTFOLIOS

     Each subaccount of the variable account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio. Each fund available under the Contract is registered with the SEC under the 1940 Act as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the funds by the SEC.

     The assets of each portfolio are separate from the assets of any other portfolio, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

     Each of the portfolios is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

     Some of the portfolios have been established by investment advisers that manage retail mutual funds sold directly to the public having similar names and investment objectives to the portfolios available under the Contract. While some of the portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the portfolios available through this Contract.

     An investment in a subaccount, or in any portfolio, including the DWS Money Market VIP, is not insured or guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to insurance charges, the yields on the money market subaccount may become extremely low and possibly negative.

                     INVESTMENT OBJECTIVES OF THE PORTFOLIOS

     The following table summarizes each portfolio's investment objective(s) and policies. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF THE RISKS, CONDITIONS OF INVESTING, AND FEES AND EXPENSES OF EACH PORTFOLIO IN THE PROSPECTUSES FOR THE PORTFOLIOS THAT ARE ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY.


PORTFOLIO                                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                    ---------------------------------------------
CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO    Seeks to provide long-term capital
                                             appreciation by investing primarily in the
                                             equity securities of companies that have
                                             small market

PORTFOLIO                                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                    ---------------------------------------------
PORTFOLIO                                    capitalizations. Investment adviser is
                                             Calvert Asset Management Company, Inc. The
                                             subadviser is Bridgeway Capital Management,
                                             Inc.

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO     Seeks capital growth. Investment adviser is
(SERVICE CLASS SHARES)                       The Dreyfus Corporation.

DREYFUS VIF QUALITY BOND PORTFOLIO           Seeks to maximize total return, consisting of
(SERVICE CLASS SHARES)                       capital appreciation and current income.
                                             Investment adviser is The Dreyfus
                                             Corporation.

DWS BOND VIP (CLASS A SHARES)                Seeks to maximize total return consistent
                                             with preservation of capital and prudent
                                             investment management, by investing for both
                                             current income and capital appreciation.
                                             Investment adviser is Deutsche Investment
                                             Management Americas Inc. The Subadviser is
                                             Aberdeen Asset Management, Inc., and the
                                             sub-subadviser is Aberdeen Asset Management
                                             Investment Services Limited.

DWS DREMAN HIGH RETURN EQUITY VIP (CLASS A   Seeks to achieve a high rate of total return.
SHARES)                                      Investment adviser is Deutsche Investment
                                             Management Americas Inc. The subadviser is
                                             Dreman Value Management L.L.C.

DWS GLOBAL OPPORTUNITIES VIP (CLASS A        Seeks above-average capital appreciation over
SHARES)                                      the long term. Investment adviser is Deutsche
                                             Investment Management Americas Inc.

DWS GOVERNMENT & AGENCY SECURITIES VIP       Seeks high current income consistent with
(CLASS A SHARES)                             preservation of capital. Investment adviser
                                             is Deutsche Investment Management Americas
                                             Inc.

DWS GROWTH & INCOME VIP (CLASS A SHARES)     Seeks long-term growth of capital, current
                                             income and growth of income. Investment
                                             adviser is Deutsche Investment Management
                                             Americas Inc.

DWS HIGH INCOME VIP (CLASS A SHARES)         Seeks to provide a high level of current
                                             income. Investment adviser is Deutsche
                                             Investment Management Americas Inc.

DWS INTERNATIONAL VIP (CLASS A SHARES)       Seeks long-term growth of capital primarily
                                             through diversified holdings of marketable
                                             foreign equity investments (equities issued
                                             by foreign-based companies and listed on
                                             foreign exchanges). Investment adviser is
                                             Deutsche Investment Management Americas Inc.

DWS MONEY MARKET VIP (CLASS A SHARES) (1)    Seeks maximum current income to the extent
                                             consistent with stability of principal.
                                             Investment adviser is Deutsche Investment
                                             Management Americas Inc.

DWS SMALL CAP GROWTH VIP (CLASS A SHARES)    Seeks maximum appreciation of investors'
                                             capital. Investment adviser is Deutsche
                                             Investment Management Americas Inc.

FIDELITY VIP GROWTH PORTFOLIO (SERVICE       Seeks to achieve capital appreciation.
CLASS SHARES)                                Investment adviser is Fidelity Management &
                                             Research Company. The subadvisers are:
                                             Fidelity Management and Research (U.K.) Inc.,
                                             Fidelity Research & Analysis Company
                                             (formerly Fidelity Management and Research
                                             (Far East) Inc.), Fidelity International
                                             Investment Advisors, Fidelity International
                                             Investment Advisors (U.K.) Limited, Fidelity
                                             Investments Japan Limited, and FMR Co., Inc.

FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE    Seeks investment results that correspond to
CLASS SHARES)                                the total return of common stocks publicly
                                             traded in the United States, as represented
                                             by the Standard & Poor's 500(SM) Index.
                                             Investment adviser is Fidelity


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(1) Effective November 3, 2006, pursuant to shareholder approval, (DWS) Money Market VIP, a portfolio of DWS Variable Series I, merged into the DWS Money Market VIP, an existing portfolio of DWS Variable Series II.

PORTFOLIO                                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                    ---------------------------------------------
                                             Management & Research Company. The
                                             subadvisers are Geode Capital Management, LLC
                                             and FMR Co., Inc.

FIDELITY VIP MID CAP PORTFOLIO (SERVICE      Seeks long-term growth of capital. Investment
CLASS SHARES)                                adviser is Fidelity Management & Research
                                             Company. The subadvisers are: Fidelity
                                             Management and Research (U.K.) Inc., Fidelity
                                             Research & Analysis Company (formerly
                                             Fidelity Management and Research (Far East)
                                             Inc.), Fidelity International Investment
                                             Advisors, Fidelity International Investment
                                             Advisors (U.K.) Limited, Fidelity Investments
                                             Japan Limited, and FMR Co., Inc.

FRANKLIN SMALL CAP VALUE SECURITIES FUND     Seeks long-term total return. Investment
(CLASS 2 SHARES)                             adviser is Franklin Advisory Services, LLC.

FRANKLIN SMALL-MID CAP GROWTH SECURITIES     Seeks long-term capital growth. Investment
FUND (CLASS 2 SHARES)                        adviser is Franklin Advisers, Inc.

GOLDMAN SACHS CAPITAL GROWTH FUND            Seeks long-term growth. Investment adviser is
(INSTITUTIONAL CLASS SHARES)                 Goldman Sachs Asset Management, L.P.

GOLDMAN SACHS MID CAP VALUE FUND             Seeks long-term capital appreciation.
(INSTITUTIONAL CLASS SHARES)(2)              Investment adviser is Goldman Sachs Asset
                                             Management, L.P.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY    Seeks long-term growth of capital. Investment
FUND (INSTITUTIONAL CLASS SHARES)            adviser is Goldman Sachs Asset Management,
                                             L.P.

JANUS ASPEN BALANCED PORTFOLIO (SERVICE      Seeks long-term capital growth, consistent
SHARES)                                      with preservation of capital and balanced by
                                             current income. Investment adviser is Janus
                                             Capital Management LLC.

JANUS ASPEN FORTY PORTFOLIO (INSTITUTIONAL   Seeks long-term growth of capital. Investment
SHARES)                                      adviser is Janus Capital Management LLC.

JANUS ASPEN MID CAP GROWTH PORTFOLIO         Seeks long-term growth of capital. Investment
(SERVICE SHARES)                             adviser is Janus Capital Management LLC.

PIMCO VIT FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return, consistent with
DOLLAR-HEDGED) (ADMINISTRATIVE CLASS         preservation of capital and prudent
SHARES)                                      investment management. Investment adviser is
                                             Pacific Investment Management Company LLC.

PIMCO VIT LOW DURATION PORTFOLIO             Seeks maximum total return, consistent with
(ADMINISTRATIVE CLASS SHARES)                preservation of capital and prudent
                                             investment management. Investment adviser is
                                             Pacific Investment Management Company LLC.

PVC EQUITY INCOME ACCOUNT I (FORMERLY WM     Seeks to provide a relatively high level of
EQUITY INCOME                                current income and long-term growth of income
                                             and capital. The investment adviser is
                                             Principal


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(2) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that Fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund. If, after May 1, 2006, your Contract Value in the Goldman Sachs Mid Cap Value Subaccount falls to zero, the Subaccount will be permanently closed to you and you may not invest additional money in that Subaccount.

PORTFOLIO                                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                    ---------------------------------------------
FUND) (CLASS 2 SHARES)(3)                    Management Corporation and the subadviser is
                                             Edge Asset Management, Inc. (formerly WM
                                             Advisors, Inc.).

PVC MIDCAP STOCK ACCOUNT (FORMERLY WM MID    Seeks to provide long-term capital
CAP STOCK FUND) (CLASS 2 SHARES)(3)          appreciation. The investment adviser is
                                             Principal Management Corporation and the
                                             subadviser is Edge Asset Management, Inc.
                                             (formerly WM Advisors, Inc.).

PVC SAM BALANCED PORTFOLIO (FORMERLY WM      Seeks to provide as high a level of total
SAM BALANCED PORTFOLIO) (CLASS 2 SHARES)     return (consisting of reinvested income and
(3)                                          capital appreciation) as is consistent with
                                             reasonable risk. In general, relative to the
                                             other portfolios, the Balanced Portfolio
                                             offers investors the potential for a medium
                                             level of income and a medium level of capital
                                             growth, while exposing them to a medium level
                                             of principal risk. The investment adviser is
                                             Principal Management Corporation and the
                                             subadviser is Edge Asset Management, Inc.
                                             (formerly WM Advisors, Inc.).

PVC SAM CONSERVATIVE BALANCED PORTFOLIO      Seeks to provide a high level of total return
(FORMERLY WM SAM CONSERVATIVE BALANCED       (consisting of reinvestment of income and
PORTFOLIO) (CLASS 2 SHARES)(3)               capital appreciation) consistent with a
                                             moderate degree of principal risk. In
                                             general, relative to the other portfolios,
                                             the Conservative Balanced Portfolio offers
                                             investors the potential for a medium to high
                                             level of income and a medium to low level of
                                             capital growth, while exposing them to a
                                             medium to low level of principal risk. The
                                             investment adviser is Principal Management
                                             Corporation and the subadviser is Edge Asset
                                             Management, Inc. (formerly WM Advisors,
                                             Inc.).

PVC SAM CONSERVATIVE GROWTH PORTFOLIO        Seeks to provide long-term capital
(FORMERLY WM SAM CONSERVATIVE GROWTH         appreciation. In general, relative to the
PORTFOLIO) (CLASS 2 SHARES)(3)               other portfolios, the Conservative Growth
                                             Portfolio offers investors the potential for
                                             a low to medium level of income and a medium
                                             to high level of capital growth, while
                                             exposing them to a medium to high level of
                                             principal risk. The investment adviser is
                                             Principal Management Corporation and the
                                             subadviser is Edge Asset Management, Inc.
                                             (formerly WM Advisors, Inc.).

PVC SAM FLEXIBLE INCOME PORTFOLIO            Seeks to provide a high level of total return
(FORMERLY WM SAM FLEXIBLE INCOME             (consisting of reinvestment of income with
PORTFOLIO) (CLASS 2 SHARES)(3)               some capital appreciation). In general,
                                             relative to the other portfolios, the
                                             Flexible Income Portfolio offers investors
                                             the potential for a high level of income and
                                             a low level of capital growth, while exposing
                                             them to a low level of principal risk. The
                                             investment adviser is Principal Management
                                             Corporation and the subadviser is Edge Asset
                                             Management, Inc. (formerly WM Advisors,
                                             Inc.).

PVC SAM STRATEGIC GROWTH PORTFOLIO           Seeks to provide long-term capital
(FORMERLY WM SAM STRATEGIC GROWTH            appreciation. In general, relative to the
PORTFOLIO)(CLASS 2 SHARES)(3)                other portfolios, the Strategic Growth
                                             Portfolio offers investors the potential for
                                             a high level of capital growth, and a
                                             corresponding level of principal risk. The
                                             investment adviser is Principal Management
                                             Corporation and the subadviser is Edge Asset
                                             Management, Inc. (formerly WM Advisors,
                                             Inc.).

PVC SMALLCAP GROWTH ACCOUNT (SUCCESSOR TO    Seeks long-term growth of capital. The
WM SMALL CAP GROWTH FUND) (CLASS 2           investment adviser is Principal Management
SHARES)(3)                                   Corporation and the subadvisers are UBS
                                             Global Asset Management (Americas), Inc.,
                                             Emerald Advisers, Inc., and Essex Investment
                                             Management Company, LLC.



(3) Effective January 5, 2007, pursuant to shareholder approval, each of the portfolios of the WM Variable Trust ("WMVT"), except for the WM Small Cap Growth Fund, were transferred intact to a new corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC"), as shown above. As part of the same transaction, the WM Small Cap Growth Fund, a portfolio of the WMVT, merged into the PVC SmallCap Growth Account, an existing portfolio of the PVC.

PORTFOLIO                                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                    ---------------------------------------------
PVC WEST COAST EQUITY ACCOUNT (FORMERLY WM   Seeks to provide long-term growth of capital.
WEST COAST EQUITY FUND) (CLASS 2 SHARES)     The investment adviser is Principal
(3)                                          Management Corporation and the subadviser is
                                             Edge Asset Management, Inc. (formerly WM
                                             Advisors, Inc.).

TEMPLETON DEVELOPING MARKETS SECURITIES      Seeks long-term capital appreciation.
FUND (CLASS 2 SHARES)                        Investment adviser is Templeton Asset
                                             Management, Ltd.

TEMPLETON GLOBAL ASSET ALLOCATION FUND       Seeks high total return. Investment adviser
(CLASS 2 SHARES)                             is Templeton Investment Counsel, LLC. The
                                             subadvisers are Franklin Advisers, Inc., and
                                             Franklin Templeton Investment Management
                                             Limited.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH      Seeks capital growth with current income as a
FUND, INC. (SERVICE CLASS SHARES)            secondary goal. The investment adviser is The
                                             Dreyfus Corporation.


----------


(3) Effective January 5, 2007, pursuant to shareholder approval, each of the portfolios of the WM Variable Trust ("WMVT"), except for the WM Small Cap Growth Fund, were transferred intact to a new corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC"), as shown above. As part of the same transaction, the WM Small Cap Growth Fund, a portfolio of the WMVT, merged into the PVC SmallCap Growth Account, an existing portfolio of the PVC.


     In addition to the variable account, the funds may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies as well as to qualified plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the funds simultaneously. Although neither Farmers, nor the mutual funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund's Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions given by those variable life insurance owners and those given by variable annuity contract owners.

     If a fund's Board of Directors (or Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Farmers will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

     PLEASE READ THE ATTACHED PROSPECTUSES FOR THE PORTFOLIOS TO OBTAIN MORE COMPLETE INFORMATION BEFORE YOU INVEST.

                           SELECTION OF THE PORTFOLIOS


     The portfolios offered through the Contracts are selected by Farmers, and Farmers may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's (and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the portfolio or one of its service providers (e.g., the investment adviser) will make payments to us in connection with certain administrative, marketing, and support services, or whether the portfolio's adviser was an affiliate. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of Contract Value if we determine that a portfolio no longer satisfies one or more of the selection criteria and/or if the portfolio has not attracted significant allocations from Contract owners.


     You are responsible for choosing to invest in the portfolios and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the subaccounts, you should carefully consider any decisions regarding allocations of premium and Contract Value to each subaccount.

     In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each portfolio's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the portfolio's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. After you select subaccounts in which to allocate premium or Contract Value, you should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate.

     YOU BEAR THE RISK THAT THE CONTRACT VALUE OF YOUR CONTRACT MAY DECLINE AS A RESULT OF THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

     We do not provide investment advice and we do not recommend or endorse any of the particular portfolios available as investment options in the Contract.


     REVENUE WE RECEIVE FROM THE PORTFOLIOS AND/OR THEIR SERVICE PROVIDERS. We (and our affiliates) may directly or indirectly receive payments from the portfolios and/or their service providers (investment advisers, administrators, and/or distributors), in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:



     - RULE 12B-1 FEES. We and/or our affiliate, Farmers Financial Solutions, LLC ("FFS"), the principal underwriter and distributor for the Contracts, receive some or all of the 12b-1 fees from the portfolios that charge a 12b-1 fee. See the "Fee Table" in this Prospectus. The 12b-1 fees we and/or FFS receive are calculated as a percentage of the average daily net assets of the portfolios owned by the subaccounts available under this Contract and certain other variable insurance products that we issue.



     - ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). We and/or FFS may receive compensation from some of the portfolios' service providers for administrative and other services we perform relating to variable account operations that might otherwise have been provided by the portfolios. The amount of this compensation is based on a percentage of the average assets of the particular portfolios attributable to the Contract and to certain other variable insurance products that we issue. These percentages currently range from 0.10% to 0.25% and may be significant. Some service providers may pay us more than others.


     The chart below provides the current maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us and/or FFS on an annual basis:

                    INCOMING PAYMENTS TO FARMERS AND/OR FFS


From the following Funds and    Maximum %     From the following Funds      Maximum %
  their Service Providers:     of assets*   and their Service Providers:   of assets*
----------------------------   ----------   ----------------------------   ----------
           Calvert                0.15%             Goldman Sachs             0.25%
           Dreyfus                0.25%                 Janus                 0.25%
             DWS                  0.15%                 PIMCO                 0.10%
          Fidelity                0.15%           PVC (formerly WM)           0.25%
     Franklin Templeton           0.25%


* Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Contract and under certain other variable insurance products offered by us.


     - OTHER PAYMENTS. We and/or FFS also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the portfolio's service providers with regard to the variable insurance products we issue. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the portfolios. Contract owners, through their indirect investment in the portfolios, bear the costs of these advisory fees. Certain investment advisers or their affiliates may provide us and/or FFS with wholesaling services to assist us in the distribution of the Contract, may pay us and/or FFS amounts to participate in sales meetings or may reimburse our sales costs, and may provide us and/or FFS with occasional gifts, meals, tickets, or other compensation or reimbursement. The amounts in the aggregate may be significant and may provide the investment adviser (or other affiliates) with increased access to us and FFS.



     Proceeds from these payments made by the portfolios, investment advisers, and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and FFS incur in promoting, issuing, distributing, and administering the Contracts, and that we incur, in our role as intermediary, in marketing and administering the underlying portfolios. We and our affiliates may profit from these payments.


     For further details about the compensation payments we make in connection with the sale of the Contracts, see the "Distribution of the Contracts" section below.

                         AVAILABILITY OF THE PORTFOLIOS

     We cannot guarantee that each portfolio will always be available for investment through the Contracts.

     We reserve the right, subject to applicable law, to add new portfolios or classes of portfolio shares, remove or close existing portfolios or classes of portfolio shares, or substitute portfolio shares held by any subaccount for shares of a different portfolio. New or substitute portfolios or classes of portfolio shares may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not add, remove, or substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

                       YOUR RIGHT TO VOTE PORTFOLIO SHARES

     Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as you and other Contract owners instruct, so long as such action is required by law.

     Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Contract Value you have in the subaccount that invests in that portfolio (as of a date set by the portfolio). When we solicit your vote, the number of votes you have will be calculated separately for each subaccount in which you have an investment.

     If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Contract owners advising you of the action and the reasons we took such action.

YOUR CONTRACT: THE PAY-IN PERIOD

     The pay-in period begins when we issue your Contract and continues until the annuity start date. The pay-in period will also end if you surrender your Contract, or a death benefit is payable, before the payout period.

                              PURCHASING A CONTRACT

     To purchase a Contract, you must complete an application and send it with your initial premium to us through any authorized licensed agent who is also a registered representative of a broker-dealer having a selling agreement with the principal underwriter for the Contract, Farmers Financial Solutions, LLC. Contracts also may be sold to or in connection with retirement plans that qualify for special tax treatment.

     You may purchase a Contract with a premium payment of $500 or more. The first premium payment is the only one we require you to make.

     There may be delays in our receipt of an application that are outside of our control because of the failure of the agent to forward the application to us promptly, or because of delays in determining that the Contract is suitable for you. Any such delays will affect when your Contract can be issued and when your initial premium is allocated to one or more subaccounts of the variable account and/or to the fixed account.

     We reserve the right to decline an application for any reasons subject to the requirements imposed by law in the jurisdiction where the Contract was to be issued and delivered. If we decline your application, we will refund you the full amount of any premium you have paid.

     WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in higher Federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you invested. You will have to hold the Contract for a period of time before the tax benefits will outweigh the fees assessed under this Contract.

     If you are purchasing the Contract through a tax favored arrangement, including IRAs, Roth IRAs, SIMPLE IRAs, and SEP IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.

     We will not issue you a Contract if you are older than age 90 on the issue date.

                           WHEN WE ISSUE YOUR CONTRACT

     If your application is complete and your premium payment has been received at the Service Center, we will issue your Contract within two business days of its receipt, and credit your initial premium payment to your Contract. If your application is incomplete, we will contact you and seek to complete it within five business days. If we cannot complete your application within five business days after we receive it, we will return your premium payment, unless you expressly permit us to keep it. We will credit the payment as soon as we receive all necessary application information.

     The date we credit your initial premium payment to your Contract is the issue date. In most states, on the issue date we will allocate your initial premium to the subaccounts and the fixed account as you specified on your application.

     If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right to examine period, plus 10 days. On the first business day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts and fixed account as you selected on the application.

                        TAX-FREE 'SECTION 1035' EXCHANGES

     You can generally exchange one annuity for another in a 'tax-free exchange' under Section 1035 of the Tax Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay Federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

                CANCELLATION - THE 10 DAY RIGHT-TO-EXAMINE PERIOD

     You have the right to cancel the Contract for any reason during the "right-to-examine period" by returning it to our Home Office at Mercer Island, Washington. In most states, the right-to-examine period expires 10 days after you receive the Contract. This period will be longer if required by state law. If you decide to cancel the Contract during the right-to-examine period, we will treat the Contract as if we never issued it.

     In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium(s) or the Contract Value on the date we receive the Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rates. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void.

     CONTRACTS SOLD IN CALIFORNIA. If you purchase your Contract in California, and are 60 years of age or older at the time, the right-to-examine period lasts for 30 days from the date you receive the Contract. You may cancel the Contract at any time during the right-to-examine period by returning it to our Home Office at Mercer Island, Washington or to the agent who sold you the Contract.

     During the 30-day right-to-examine period (plus 10 days), we will place your premium in the fixed account, unless you specifically direct that we allocate your premium to the subaccounts and the fixed account you selected on the application. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rate. If your premium is placed solely in the fixed account, we will refund to you all premiums and Contract fees you paid as of the business day on which we received your cancelled Contract at our Home Office (or your agent received your cancelled Contract, if earlier).

     If you have directed that your premium be invested in the subaccounts, rather than the fixed account, during the right-to-examine period, we will refund you only the Contract Value. The Contract Value refunded will be as of the business day we receive your cancelled Contract at our Home Office (or your agent received your cancelled Contract, if earlier). Any amounts refunded will reflect the investment performance of the subaccounts you selected, and the fees and charges that we deduct. YOU BEAR THE RISK THAT A REFUND OF YOUR CONTRACT VALUE COULD BE LESS THAN THE PREMIUM YOU PAID FOR THIS CONTRACT. If you decide to cancel this Contract after the right-to-examine period has expired, you will pay surrender charges on that transaction.

                                STATE VARIATIONS


     This prospectus provides you with important information about the Farmers Variable Annuity. However, we will also issue you a Contract, which is a separate document from this prospectus. There may be differences between the description of the Contract contained in this prospectus and the Contract issued to you due to differences in state law. Please consult your Contract (and the endorsements and riders attached to your Contract) for the provisions that apply in your state. If you would like an additional copy of your Contract and its endorsements and riders, if any, contact our Service Center.


                                OWNERSHIP RIGHTS

     The Contract belongs to the owner named in the application. The owner may exercise all of the ownership rights and options described in the Contract. The annuitant is the owner unless the application specifies a different person as the owner. The owner may designate the annuitant (the person to receive the annuity payments) and beneficiary (the person to receive the death benefit when the annuitant or owner dies) in the application.

Changing the Owner

     - You may change the owner by providing a written request to us at any time while the annuitant is alive before the annuity start date.

     -    Any change in owner requires our written approval.

     - The change takes effect on the date that the written request is signed.

     - We are not liable for any actions we may have taken before we received the written request.

     -    Changing the owner does not automatically change the beneficiary.

     Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.

Selecting and Changing the Beneficiary

     - If you designate more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.

     - If the beneficiary dies before the owner/annuitant, then any contingent beneficiary becomes the beneficiary.

     - If both the beneficiary and contingent beneficiary die before the owner/annuitant, then we will pay the death benefit to the owner or the owner's estate once the death benefit becomes payable.

     - You can request a delay clause that provides that if the beneficiary dies within a specified number of days (maximum 180 days) following the owner's/annuitant's death, then the death benefit proceeds will be paid as if the beneficiary had died first.

     - You can change the beneficiary generally by providing us with a written request signed by the owner while the annuitant is living.

     -    The request to change the beneficiary must be signed by the owner.

     - The change in beneficiary is effective as of the date you sign the written request, subject to any action taken before we receive the request.

     - If you have named a beneficiary irrevocably, both you and the beneficiary must sign any request for change.

     - We are not liable for any actions we may have taken before we received the written request.

Assigning the Contract

     -    You may assign Contract rights before the annuity start date.

     -    The owner retains any ownership rights that are not assigned.

     - The assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.

     - Claims under any assignment are subject to proof of interest and the extent of the assignment.

     - The rights of the owner and the beneficiary are subject to the rights of the assignee.

     - We are not bound by any assignment unless duplicate signed forms are filed with us.

     -    We are not responsible for the validity of any assignment.

     - We are not liable for any payment we made before we received written notice of the assignment.

     Assigning the Contract may have tax consequences. See the "Federal Tax Considerations" section of this prospectus for more information.

                             MODIFYING THE CONTRACT

     Only one of our officers may modify the Contract or waive any of our rights or requirements under the Contract. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Contract. Upon notice to you, we may modify the Contract to:


     - conform the Contract, our operations, or the variable account's operations to the requirements of any law (or regulation issued by a government agency) to which the Contract, our company or the variable account is subject;



     - assure continued qualification of the Contract under the Federal tax laws; or



     -    reflect a change in the variable account's operations.


     If we modify the Contract, we will make appropriate endorsements to the Contract. If any provision of the Contract conflicts with the laws of a jurisdiction that govern the Contract, we will amend the provision to conform with such laws.

PREMIUMS

                               PREMIUM FLEXIBILITY

     The initial premium of at least $500 is the only premium required to be paid under the Contract. You have the ability to determine the frequency of premiums you make after payment of the initial premium. You also may determine the amount and timing of each additional premium payment, except that premium payments must be at least $500 ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit). You may make premium payments at any time until the earliest of: (a) the annuity start date; (b) the date you fully withdraw all Contract Value; or (c) the date you reach age 70 1/2 for qualified Contracts (other than Roth IRAs and rollovers and transfers). You must send all premiums to our Service Center.

     We will not accept total premium payments in excess of the cumulative premium limit that is specified on your Contract specification page. The Federal Tax Code may also limit the amount of premiums you may make.

     We may decline a premium payment for any reason permitted by law.

     ELECTRONIC PAYMENTS. If you authorize electronic payment of your premiums from your bank account, the total amount of premiums being debited must be at least $300 per year. You can make electronic payments on an annual, semi-annual, quarterly, or monthly basis for the applicable fraction of at least $300, but the total for the year must add up to at least $300.

                               ALLOCATING PREMIUMS

     When you complete your application, you must instruct us to allocate your initial premium(s) to one or more subaccounts of the variable account and/or the fixed account according to the following rules.


     - You must put at least 1% (and no less than $500) of each premium in any subaccount you select or the fixed account.



     - Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.


     You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification or by telephone authorization (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation unless we receive contrary instructions. However, you may direct individual premium payments to a specific subaccount and/or to the fixed account without changing your instructions. Changing your allocation instructions will not change the way existing Contract Value is apportioned among the subaccounts or the fixed account.

     Investment returns from amounts allocated to the subaccounts will vary with the investment performance of the subaccounts and will be reduced by Contract charges. YOU BEAR THE ENTIRE RISK FOR AMOUNTS YOU ALLOCATE

TO THE SUBACCOUNTS. YOU SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION INSTRUCTIONS IN LIGHT OF MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES.

     If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at the current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right-to-examine period, plus 10 days. On the first business day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts as you selected on the application.

     If your state only requires return of Contract Value in event you exercise your right to cancel the Contract, we will allocate the initial premium(s) as you instructed in the application on the issue date. The initial premium will be credited using the accumulation unit value next computed at the end of the business day that we issue your Contract. Our business day usually closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time).

     We credit any premiums you make to your Contract after the date of reallocation (or after the issue date, if applicable) using the accumulation unit value next computed at the end of a business day on which we receive them at our Service Center. Our business day closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time). If we receive your additional premium payments after the close of a business day, we will calculate and credit them as of the end of the next business day.

YOUR CONTRACT VALUES

                                 CONTRACT VALUE

YOUR CONTRACT VALUE:

     - varies from day to day, depending on the investment performance of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Contract transactions (such as additional premium payments, transfers, and partial withdrawals);

     -    serves as the starting point for calculating values under a Contract;

     -    equals the sum of all values in each subaccount and the fixed account;

     -    is determined on the issue date and on each business day;

     - on the issue date, equals the initial premium less any premium tax due; and

     - has no guaranteed minimum amount and may be more or less than premiums paid.

                                SUBACCOUNT VALUE

     Each subaccount's value is determined at the end of each business day. We determine your Contract's value in each subaccount by multiplying the number of units that your Contract has in the subaccount by the accumulation unit value of that subaccount at the end of the business day.

THE NUMBER OF ACCUMULATION UNITS IN ANY SUBACCOUNT ON ANY BUSINESS DAY EQUALS:

     - the initial accumulation units purchased at the unit value on the issue date; plus

     -    accumulation units purchased with additional premiums; PLUS

     - accumulation units purchased via transfers from another subaccount or the fixed account; MINUS

     - accumulation units redeemed to pay a pro-rata share of the Records Maintenance Charge, if assessed on that business day; MINUS

     - accumulation units redeemed to pay for partial withdrawals, and any applicable surrender charges and premium taxes; MINUS

     - accumulation units redeemed as part of a transfer to another subaccount, or the fixed account, and any applicable transfer fee.

     Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into accumulation units. We determine the number of accumulation units we credit to, or subtract from, your Contract by dividing the dollar amount of the allocation, transfer, or withdrawal, by the accumulation unit value for that subaccount at the end of the Valuation Period.

                             ACCUMULATION UNIT VALUE

     The accumulation unit value (or price) of each subaccount will reflect the investment performance of the portfolio in which the subaccount invests. The accumulation unit value of each subaccount was originally established at the value shown in Appendix A. The accumulation unit value may increase or decrease from one Valuation Period to the next. The accumulation unit value for each subaccount is recalculated at the end of each business day by multiplying the accumulation unit value at the end of the immediately preceding business day by the Net Investment Factor for the business day for which the value is being determined. The new accumulation unit value reflects the investment performance of the underlying portfolio, and the daily deduction of: (i) the mortality and expense risk charge, (ii) any charge for enhanced benefit riders, and (iii) the daily administrative charge during each Valuation Period. For information on computing the Net Investment Factor, see the SAI.

     We determine a separate accumulation unit value for each subaccount. We will also determine separate sets of accumulation unit value reflecting the costs of the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit.

                               FIXED ACCOUNT VALUE

     On the issue date, your fixed account value is equal to the premiums paid.

YOUR FIXED ACCOUNT VALUE AT THE END OF ANY VALUATION PERIOD (BEFORE THE ANNUITY START DATE) IS EQUAL TO:

     -    the total of premiums allocated to the fixed account; MINUS

     -    any applicable premium taxes; PLUS

     -    amounts transferred from the subaccounts; INCREASED BY

     -    any credited interest; AND DECREASED BY

     - any transfers and withdrawals from the fixed account, and by any charges deducted from the fixed account.

     Your Contract's guaranteed minimum fixed account value will not be less than the minimum values required by the state where we deliver your Contract.

FEES AND CHARGES

     This section describes the fees and charges that we make under the Contract to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under this Contract may result in a profit to us.

                        MORTALITY AND EXPENSE RISK CHARGE

     As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your net assets in the subaccounts. The charge is equal, on an annual basis, to 0.95% of average daily net assets you have invested in the subaccounts.

     The mortality risk we assume is that annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity start date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

     If you selected either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit (offering discontinued in July 2003), we will deduct an additional daily fee from your value in the subaccounts at an annual rate of 0.25% of average daily net assets you have invested in the subaccounts. If you chose both benefits, the additional daily fee will increase to an annual rate of 0.50%. See "Fee Table."

                        ASSET-BASED ADMINISTRATION CHARGE

     We deduct a daily asset-based administration charge from each subaccount to help reimburse us for our administrative costs, such as owner inquiries, changes in allocations, owner reports, Contract maintenance costs and data processing costs. This charge is equal, on an annual basis, to 0.20% of your average daily net assets in the subaccounts. This charge is designed to help compensate us for the cost of administering the Contracts and the variable account.

                                  TRANSFER FEE

     A transfer fee of $25 will be imposed for the thirteenth and each subsequent transfer during a Contract year. Any unused free transfers do not carry over to the next Contract year. Each written or telephone request would be considered to be one transfer, regardless of the number of subaccounts affected by the transfer. Transfers you make through our asset rebalancing and dollar cost averaging programs do not count toward your twelve free transfers. We deduct the transfer fee from the amount transferred.

                                SURRENDER CHARGE

     We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct a surrender charge, if applicable, if you surrender your Contract or partially withdraw cash value before the annuity start date, or if you annuitize your Contract. We do not assess a surrender charge on withdrawals made if the Contract terminates due to your death or the death of the last surviving annuitant.

     As a general rule, the surrender charge equals a percentage of the premium payments withdrawn that: (a) we have held for less than seven years; and (b) are not eligible for a free withdrawal. The surrender charge applies during the entire seven year period following each premium payment. The applicable percentage depends on the number of years since you made the premium payment being withdrawn, as shown on this chart:

NUMBER OF COMPLETED
   YEARS FROM THE      SURRENDER
  DATE OF PREMIUM       CHARGE
      PAYMENT         PERCENTAGE
-------------------   ----------
0..................        7%
1..................        6%
2..................        5%
3..................        5%
4..................        4%
5..................        3%
6..................        2%
7 and later........        0%

     In determining surrender charges, we will deem premiums to be surrendered in the order in which we received them - that is, on a first-in, first-out basis.

     Because surrender charges are based on the date each premium payment is made, you may be subject to a surrender charge, even though the Contract may have been issued many years earlier, if you have continued to make premium payments.

     We will not apply the Surrender Charge Percentage to an amount greater than the current Contract Value minus the Free Withdrawal Amount. This may occur, for instance, if the Contract Value is less than your total premium payments because of negative investment performance.

     When you request a withdrawal, you will be sent a check in the amount you requested (if available), less applicable tax withholding. If a surrender charge applies, your remaining Contract Value will be reduced by the dollar amount we send you, plus the surrender charge. The surrender charge is deducted pro-rata from all subaccounts and the fixed account in which the Contract is invested based on the remaining Contract Value in each subaccount and the fixed account, unless you request otherwise.

     FREE WITHDRAWAL AMOUNT

     In any Contract year before the annuity start date, you may withdraw a portion of your Contract Value once each calendar quarter without incurring a surrender charge. This amount is called the free withdrawal amount. Each Contract year, the free withdrawal amount is an amount up to the greater of:


     - Contract Value minus the excess of total premiums paid over prior withdrawals that were previously assessed a surrender charge; or



     - 10% of the Contract Value determined at the time the withdrawal is requested.


     Any premium that has been held by us for more than seven years will be subject to a 0% Surrender Charge Percentage.

     EXAMPLES OF SURRENDER CHARGE CALCULATION

     In the following examples, assume that a Contract is issued on July 1, 2002 with a $10,000 premium paid on the issue date. No subsequent premiums are paid.

     PARTIAL WITHDRAWAL EXAMPLE. The owner wishes to withdraw $4,000 on September 15, 2006. Suppose the Contract Value is $12,700 on that date, before the withdrawal.

The free withdrawal amount is the larger of (a) and (b):


     (a) $12,700 - $10,000 = $2,700



     (b) (10%)($12,700) = $1,270


     The free withdrawal amount is $2,700. The remaining portion of the withdrawal is subject to a surrender charge. Since this amount represents the withdrawal of premium paid between 3 and 4 years ago, the surrender charge percentage is 5%. The surrender charge is calculated as follows:

     ($4,000 - $2,700)(5%) = $65

     The owner would receive $4,000, and the remaining Contract Value would be reduced by $4,065 and would equal $8,635 after the $4,000 partial withdrawal is taken.

     FULL WITHDRAWAL EXAMPLE: POSITIVE GROWTH. The owner wishes to fully surrender the Contract in year 3. The $30 Records Maintenance Charge and the surrender charge would be deducted from (the Contract Value minus the free withdrawal amount). The surrender charge is calculated as follows:

     ($12,700 - $2,700)(5%)/1.05 = $476.19

The owner would receive $12,700 - $476.19 - $30 = $12,193.81.

     FULL WITHDRAWAL EXAMPLE: NEGATIVE GROWTH. Assume the same facts as above, but the Contract Value has declined to $8,000. The free withdrawal amount is the larger of (a) and (b):

     (a) $8,000 - $10,000 = $-2,000

     (b) (10%)($8,000) = $800

The surrender charge is calculated as follows:

     ($8,000 - $800)(5%)/1.05 = $342.86

The owner would receive $8,000 - $342.86 - $30 = $7,627.14

     Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59 1/2. They also may be subject to federal income tax.

     WAIVER OF SURRENDER CHARGE RIDERS

     If state law permits and subject to certain restrictions, we will automatically issue two riders with your Contract. As described in these riders, we will waive the surrender charge:


     - after an annuitant (who is under age 75) has been confined in a hospital or skilled heath care facility continuously for at least 90 days; or



     - (after one year from the effective date of the rider) if an annuitant is diagnosed with a terminal illness after we issue the Contract and is expected to live for 12 months or less, up to an aggregate maximum withdrawal of $250,000.


                           RECORDS MAINTENANCE CHARGE

     At the end of each Contract year before the annuity start date, we will deduct a records maintenance charge of $30 from your Contract Value as partial reimbursement for our administrative expenses relating to the Contract. We will deduct the fee from each subaccount and the fixed account based on the proportion that the value in each subaccount and the fixed account bears to the total Contract Value. We will also deduct this charge on the annuity start date, or the date you surrender the Contract.

     We will not deduct this fee after annuity payments have begun. We also currently waive deduction of the charge for Contracts whose Contract Value is $50,000 or more on the date of assessment.

                     PORTFOLIO MANAGEMENT FEES AND EXPENSES


     Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these portfolio fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees at an annual rate of up to 0.25% of average daily portfolio assets. For 2006, total annual portfolio fees and charges for the portfolios offered through this Contract ranged from 0.20% to 1.72% of average daily portfolio assets. See the "Fee Table" in this Prospectus and the prospectuses for the portfolios for more information.


     REDEMPTION FEES. A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the portfolio and is not retained by us. The redemption fee will be deducted from your Contract Value. For more information on each portfolio's redemption fee, see the portfolio prospectus.

                                  PREMIUM TAXES

     Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If applicable, we will deduct the cost of such taxes from the value of your Contract either:


     -    from premium payments as we receive them,



     -    from Contract Value upon surrender or partial withdrawal,



     -    on the annuity start date, or



     -    upon payment of a death benefit.


                                   OTHER TAXES

     Currently, no charge is made against the variable account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the variable account or the Contracts. We may, however, deduct such a charge in the future, if necessary.

TRANSFERS

     After the right-to-examine period has expired and before the annuity start date, you may make transfers from the subaccounts or from the fixed account subject to the conditions stated below. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. WE MAY MODIFY OR SUSPEND THE TRANSFER PRIVILEGE AT ANY TIME. Transfers under the Contract are subject to the following conditions.


     - You may make an unlimited number of transfers in a Contract year from the subaccounts (subject to the "Policy and Procedures Regarding Disruptive Trading and Market Timing" section below).



     - You may only make one transfer each Contract year from the fixed account (unless you choose dollar cost averaging) during the 30 days following a Contract anniversary. We measure a Contract year from the anniversary of the issue date.



     - You may not make a transfer into the fixed account during the six months following any transfer you make out of the fixed account to any subaccount(s).



     - You may request transfers in writing (in a form we accept), or by telephone. You should send written requests to the Service Center.



     - You must transfer at least the lesser of $100, or your total value in the subaccount, if less. If you request a transfer that would reduce the amount in a subaccount or fixed account below $500, we will transfer the entire amount in the subaccount.



     - We deduct a $25 charge from the amount transferred or from the remaining Contract Value (your choice) for the 13th and each additional transfer in a Contract year. Any unused free transfers do not carry over to the next Contract year. Transfers you make pursuant to the asset rebalancing and dollar cost averaging programs do not count toward your 12 free transfers. For more information, see "Fees and Charges."



     - We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.



     - We will price complete transfer requests that are received at our Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete transfer request after the close of regular trading on the NYSE, we will price the transfer request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.



     - We may suspend, restrict, modify or eliminate the transfer privilege at any time.


                             ASSET ALLOCATION MODELS

     Asset allocation allows you to allocate your investments among various asset classes - such as stock funds, international funds, bond funds, and money market funds - depending on your risk tolerance, investment goals and time horizon. Keep in mind that use of an asset allocation model does not guarantee favorable investment results.

     An asset allocation model program is available in connection with the Contracts at no charge. Currently, you can select one of five asset allocation models, ranging from conservative to aggressive, at the time you purchase your Contract. Each model invests your Contract Value in a number of subaccounts in varying percentages. The models do not include allocations to the fixed account. These models, as well as the terms and conditions of their use, are fully described in a separate brochure that your registered representative can provide to you.

     If you choose an asset allocation model, your initial premium payment will be allocated among the subaccounts to reflect the model you choose, as will any subsequent premium payments unless you provide us with instructions to the contrary. If you select Automatic Asset Rebalancing, then your assets held in the subaccounts will be rebalanced each quarter to the same percentages as the model you have selected.

     You can change your model, or reallocate your existing Contract Value and/or allocate subsequent premium payments other than in accordance with a model, at any time by submitting a request to the Service Center. Your asset allocation instructions will be effective at the close of business on the business day we receive them at the Service Center (if your instructions are provided prior to such close of business). There is no charge for using any of the asset allocation models. We do not assess transfer fees on Automatic Asset Rebalancing transfers, including those made in connection with asset allocation, nor do we count them toward the twelve free transfers permitted each Contract year.


     You may not participate in an asset allocation model during the period when you are invested in a PVC SAM (formerly WM SAM) Portfolio.


     The models are not intended to constitute ongoing advice about investing in the subaccounts, and we do not provide advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Over time, the asset allocation model you select may no longer align with your investment needs and objectives. YOU SHOULD SPEAK WITH YOUR REGISTERED REPRESENTATIVE ABOUT HOW TO KEEP YOUR INVESTMENT ALLOCATIONS CONSISTENT WITH YOUR NEEDS AND OBJECTIVES. SPECIFIC INFORMATION ABOUT THE ASSET ALLOCATION MODELS CAN BE OBTAINED FROM YOUR REGISTERED REPRESENTATIVE

     Allocation to a single asset class may outperform an asset allocation model, so that you could have been better off investing in a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any subaccount chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent. While the asset allocation models are created with the assistance of an independent third party, we may have an incentive to include in the models, or increase the allocation to, subaccounts that involve a greater level of compensation to us or that we believe have a greater need for additional assets.

     We may suspend or modify the asset allocation model program at any time.

                       AUTOMATIC ASSET REBALANCING PROGRAM

     If you select the Automatic Asset Rebalancing program ("AAR"), you can instruct us to automatically rebalance your money in the subaccounts each quarter to reflect your most recent instructions for allocating premiums. Investment performance will likely cause any allocation percentages you selected to shift. With AAR, we will automatically make transfers among the subaccounts on the first day of each calendar quarter to bring your Contract back in line with the percentages you most recently provided to us.

     For instance, assume you instructed us to put your initial premium into 5 subaccounts in equal proportions (20% in each) and you selected AAR on your application. Over the next few months, investment performance caused the percentage of your Contract Value in the 5 subaccounts to change so that the 5 subaccounts were 10%, 30%, 10%, 30% and 20% of your Contract Value. On the first day of the calendar quarter, we will transfer your money among the subaccounts so that 20% of your Contract Value is again in each of the 5 subaccounts.

     If you select an asset allocation model on your application and you select AAR, then on the first day of each calendar quarter, we will automatically transfer money among the subaccounts to match the percentages in the original asset allocation model you select. Unless you instruct us to update the asset allocation model, AAR will rebalance your money in the subaccounts to the original model that was in place on the issue date (or to the model in place on the date you most recently told us to update the model).

     Transfers under this program are not subject to the $100 minimum transfer limitation. There is no charge for using AAR and we do not charge a transfer fee for asset rebalancing. We do not include any money allocated to the fixed account in the rebalancing. We do not assess transfer fees on AAR transfers, nor do we count them toward the twelve free transfers permitted each Contract year.

     You can start and stop AAR at any time, and you can change your instructions at any time by submitting a request to the Service Center. AAR is not available after the annuity start date. Your AAR instructions are effective on the business day we receive them at the Service Center.

     We may suspend or modify AAR at any time.

                              THIRD PARTY TRANSFERS

     If you authorize a third party to transact transfers on your behalf, we will honor their transfer instructions, so long as they comply with our administrative systems, rules and procedures, which we may modify or rescind at any time. HOWEVER, YOU MAY NOT AUTHORIZE A REGISTERED REPRESENTATIVE OR AN AGENT TO TRANSACT TRANSFERS ON YOUR BEHALF. We take no responsibility for any third party asset allocation program. PLEASE NOTE that any fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth in this prospectus. We neither recommend nor discourage the use of asset allocation services.

                          DOLLAR COST AVERAGING PROGRAM

     Under the dollar cost averaging program, you may authorize us to transfer a fixed dollar amount at monthly intervals from the fixed account to one or more subaccounts. You may designate up to eight subaccounts to receive the transfers. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

     Dollar cost averaging is only available during the pay-in period. You may cancel your participation in the program at any time.


     You may enroll in the dollar cost averaging program at any time by submitting a request to the Service Center. We make transfers on the same day of every month as your issue date. Transfers under the dollar cost averaging program are not included when we determine the number of free transfers permitted each year. We must receive the request form at least 5 business days before the transfer date, for your transfers to begin on that date. When you enroll in the dollar cost averaging program, your total Contract Value in the fixed account must be at least equal to the amount you designate to be transferred on each transfer date. Transfers from the fixed account under this program must be at least $100. If on any transfer date the amount remaining in the fixed account is less than the amount designated to be transferred, the entire balance will be transferred out of the fixed account and applied pro-rata to the selected subaccounts, and the dollar cost averaging request will expire.



     We may suspend or modify this dollar cost averaging program at any time. We do not assess transfer fees on dollar cost averaging transfers.


                               TELEPHONE TRANSFERS

     Your Contract will automatically receive telephone transfer privileges unless you provide other instructions. (In some states you may have to elect telephone transfers.) To make a telephone transfer, you must call the Service Center toll-free at 1-877-376-8008, open between 8:00 a.m. and 6:00 p.m. Eastern Time. Any telephone transfer requests directed to another number may not be considered received at our Service Center.

     Please note the following regarding telephone transfers:


     - We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.



     - We will employ reasonable procedures to confirm that telephone instructions are genuine.



     - Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.



     - If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     We will price any complete telephone transfer request that we receive at the Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the end of that regular trading session of the NYSE. We cannot guarantee that telephone transfer transactions will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

     The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time), which coincides with the end of each Valuation Period. Therefore, we will price any transfer request we receive after the close of the regular business session of the NYSE, on any day the NYSE is open for regular trading, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

     WE RESERVE THE RIGHT TO MODIFY, RESTRICT, SUSPEND OR ELIMINATE THE TRANSFER PRIVILEGES (INCLUDING THE TELEPHONE TRANSFER FACILITY) AT ANY TIME, FOR ANY CLASS OF CONTRACTS, FOR ANY REASON.

      POLICY AND PROCEDURES REGARDING DISRUPTIVE TRADING AND MARKET TIMING

     STATEMENT OF POLICY. This Contract is not designed for use by organizations or individuals engaged in market timing or for use by investors who make frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, or transfers of large amounts at one time ("Disruptive Trading").

     Market timing and other kinds of Disruptive Trading can increase your investment risks and have harmful effects for you, for other Contract owners, for the underlying portfolios, and for other persons who have material rights under the Contracts, such as insureds and beneficiaries. These risks and harmful effects include:


     - dilution of the interests of long-term investors in a subaccount if market timers manage to transfer into an underlying portfolio at prices that are below the true value or to transfer out of the underlying portfolio at prices that are above the true value of the underlying portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");



     - reduced investment performance due to adverse effects on portfolio management by:



          - impeding a portfolio manager's ability to sustain an investment objective;



          - causing the underlying portfolio to maintain a higher level of cash than would otherwise be the case;



          - causing an underlying portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying portfolio; and



     - increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Contract owners invested in those subaccounts, not just those making the transfers.


     POLICY AGAINST DISRUPTIVE TRADING. We have adopted policies and procedures that are intended to detect and deter market timing and other forms of Disruptive Trading. We do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these policies and procedures. DO NOT INVEST WITH US IF YOU INTEND TO CONDUCT MARKET TIMING OR POTENTIALLY DISRUPTIVE TRADING.

     For these purposes, we do not include transfers made pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing.

     DETECTION. We monitor the transfer activities of owners in order to detect market timing and other forms of Disruptive Trading activity. However, despite our monitoring we may not be able to detect or halt all Disruptive Trading activity. Our ability to detect Disruptive Trading may be limited by operational or technological systems, as well as by our ability to predict strategies employed by market timers to avoid detection. As a result, despite our efforts, there is no assurance that we will be able to identify and curtail all Disruptive Trading by such Contract owners or intermediaries acting on their behalf.

     In addition, because other insurance companies (and retirement plans) with different market timing policies and procedures may invest in the underlying portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying portfolio will not suffer harm from Disruptive Trading in the subaccounts of variable products issued by these other insurance companies (or retirement plans) that invest in the underlying portfolios.

     As a result, to the extent we are not able to detect Disruptive Trading activity, or other insurance companies (or retirement plans) fail to detect such activity, it is possible that a market timer may be able to engage in Disruptive Trading transactions that may interfere with underlying portfolio management and cause you to experience detrimental effects such as increased costs, lower performance and a dilution of your interest in an underlying portfolio.

     DETERRENCE. We impose limits on transfer activity within the Contract in order to deter Disruptive Trading.

     We will accept the following transfers only if the order is sent to us WITH AN ORIGINAL SIGNATURE and BY FIRST CLASS U.S. MAIL:


     -    transfers in excess of $250,000 per Contract, per day; and



     - transfers into or out of the following subaccounts in excess of $50,000 per Contract, per day:



          -    DWS Global Opportunities VIP;



          -    DWS International VIP;



          -    Templeton Developing Markets Securities Fund;



          -    Templeton Global Asset Allocation Fund; and



          -    PIMCO VIT Foreign Bond Portfolio.


     If you send a transfer request in excess of these restrictions by any other method (such as fax, phone, or overnight mail), we will not honor your request.

     If we identify suspicious transfer activity, we will advise you in writing that we are monitoring your transfer activity and that we will impose restrictions if we identify a pattern of Disruptive Trading activity. If we identify such a pattern as a result of continued monitoring, we will notify you in writing that all future transfers must be requested through FIRST CLASS U.S. MAIL. This means that we would accept only written transfer requests with an original signature transmitted to us only by first class U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

     To further deter any market timing and Disruptive Trading activities, we may at any time and without prior notice:


     -    terminate all telephone, website, email or fax transfer privileges;



     -    limit the total number of transfers;



     -    place further limits on the dollar amount that may be transferred;



     -    require a minimum period of time between transfers; or



     -    refuse transfer requests from intermediaries acting on behalf of you.


     Our ability to impose these restrictions in order to discourage market timing and other forms of Disruptive Trading may be limited by the provisions of your Contract. As a result, to the extent the provisions of your Contract limit our actions, some Contract owners may be able to market time through the Contract, while others would bear the harm associated with the timing.

     We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying portfolio's operations, or (2) if an underlying portfolio would reject or has rejected our purchase order, or has instructed us not to allow that purchase or transfer, or (3) you have a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We also reserve the right to reverse a potentially harmful transfer if an underlying portfolio refuses or reverses our order; in such instances some Contract owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

     In addition to our internal policies and procedures, we will administer your Contract to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying portfolios.

     Under our current policies and procedures, we do not:


     -    impose redemption fees on transfers;



     - expressly limit the number, size or frequency of transfers in a given period (except for certain subaccounts listed above where transfers that exceed a certain size are prohibited); or



     -    allow a certain number of transfers in a given period.


     Redemption fees, other transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other forms of Disruptive Trading and in preventing or limiting harm from such trading.

     We may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other Disruptive Trading if we discover that our current procedures do not adequately curtail such activity, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the underlying portfolios under the Contract. The actions we take will be based on policies and procedures that we apply uniformly to all Contract owners.

     UNDERLYING PORTFOLIO FREQUENT TRADING POLICIES. The underlying portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying portfolios describe any such policies and procedures. The frequent trading policies and procedures of one underlying portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of another underlying portfolio and the policies and procedures we have adopted for the Contract to discourage market timing and other programmed, large, frequent, or short-term transfers.





     YOU SHOULD BE AWARE THAT, UPON WRITTEN REQUEST BY A FUND OR ITS DESIGNEE, WE ARE REQUIRED TO PROVIDE THE FUND WITH INFORMATION ABOUT YOU AND YOUR TRADING ACTIVITIES IN AND OUT OF ONE OR MORE PORTFOLIOS OF THE FUND. IN ADDITION, A FUND MAY REQUIRE US TO RESTRICT OR PROHIBIT YOUR PURCHASES AND EXCHANGES OF SHARES OF A SPECIFIED PORTFOLIO IF THE FUND IDENTIFIES YOU AS VIOLATING THE FREQUENT TRADING POLICIES ESTABLISHED FOR THAT PORTFOLIO.


     OMNIBUS ORDER. Contract owners and other persons with material rights under the Contract also should be aware that the purchase and redemption orders received by the underlying portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

SURRENDER AND PARTIAL WITHDRAWALS

                                    SURRENDER

     At any time before the annuity start date, you may make a written request to surrender your Contract for its cash value as calculated at the end of the business day when we receive your request at the Service Center, unless you specify a later business day in your request. You should send your written request to the Service Center. The cash value is the amount we pay when you surrender your Contract.

     The cash value on any business day equals:


     -    the Contract Value as of such date; MINUS



     -    any surrender charge as of such date; MINUS



     -    any premium taxes not previously deducted; MINUS



     -    the Records Maintenance Charge unless waived.


SURRENDER CONDITIONS:

     -    You must make your surrender request in writing.

     -    Your written surrender request must contain your signature.

     -    You should send your written request to the Service Center.

     - A surrender is effective as of the business day when we receive your written request, unless you request otherwise.

     - You will incur a surrender charge if you surrender the Contract during the first 7 Contract years after making a premium payment. See the "Fees and Charges" section of this prospectus for more information.

     - Once you surrender your Contract, all coverage and other benefits under it cease and cannot be reinstated.

     - We will pay you the cash value in a lump sum within seven calendar days unless you request payment under an annuity option.

     We will price complete surrender requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete surrender request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

     Surrendering the Contract may have adverse tax consequences, including a penalty tax. See "Federal Tax Consequences."

                               PARTIAL WITHDRAWALS

     Before the annuity start date, you may request a withdrawal of part of your cash value subject to certain conditions. Partial withdrawals may have adverse tax consequences, including a penalty tax. See "Federal Tax Consequences."

PARTIAL WITHDRAWAL CONDITIONS:

     -    You must make your partial withdrawal request in writing.

     -    Your written partial withdrawal request must contain your signature.

     -    You should send your written request to the Service Center.

     -    You may make only one partial withdrawal each calendar quarter.

     -    You must request at least $100.

     - You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

     -    You may incur surrender charges.

     - You can specify the subaccount(s) and fixed account from which to make the partial withdrawal, otherwise we will deduct the amount from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Contract Value contained in each subaccount and the fixed account).

     - We will price complete partial withdrawal requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete partial withdrawal request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

     - We will reduce your Contract Value by the amount of the withdrawal you requested plus any surrender charge.

     - We generally will pay a completed partial withdrawal request within seven calendar days after the business day when we receive the request.

     Remember, any partial withdrawal you take will reduce your Contract Value, and will proportionally reduce the minimum death benefit by the amount of the withdrawals plus any charges. See "Death Benefits."

     If you elected the Guaranteed Minimum Death Benefit, a partial withdrawal will proportionally reduce the Greatest Anniversary Value and the amount of premiums (plus interest) being accumulated at 4% annually. Likewise, if you elected the Guaranteed Retirement Income Benefit, a partial withdrawal will proportionally reduce the Income Base. The impact of a proportional reduction on these benefits depends, in part, upon the relative amount of your Contract Value at the time of the withdrawal. Under proportional reductions, if the amount of the death benefit or Income Base is greater than the Contract Value at the time of the partial withdrawal, then the reduction in the death benefit or Income Base will be greater than the dollar amount of the withdrawal (including any charges). For this reason, if a death benefit is paid, or the Income Base is calculated, after you have taken a partial withdrawal, the possibility exists that the total amount of the death benefit or Income Base will be less than the total premium payments you have paid. See "Death Benefits" and "Guaranteed Retirement Income Benefit."

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

     See "Surrender Charges" for an explanation of the surrender charges that may apply.

                           SYSTEMATIC WITHDRAWAL PLAN

     After your first Contract year, you can elect to receive regular payments from your Contract Value during the pay-in period. You may terminate the systematic withdrawal plan at any time.

SYSTEMATIC WITHDRAWAL PLAN CONDITIONS:

     -    You must complete an enrollment form and send it to the Service
          Center.

     - You instruct us to withdraw selected amounts from the fixed account or any of the subaccounts.

     -    We will make these withdrawals on a monthly basis.

     -    You must withdraw at least $100.

     - You must have a minimum balance at least equal to the amount you want to withdraw.

     - We will deduct a surrender charge from any amount you withdraw in excess of your free withdrawal amount.

     - You may not take a systematic withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

     INCOME TAXES AND TAX PENALTIES MAY APPLY TO THE AMOUNT WITHDRAWN. We may suspend, modify or terminate the systematic withdrawal plan at any time.

THE PAYOUT PERIOD

                             THE ANNUITY START DATE

     The annuity start date is the day that the payout period begins under the annuity option you have selected. If you own a Contract that is not a qualified Contract, you must select the annuity start date on which you will begin to receive annuity payments. The annuity start date can be no later than the final annuity date (the Contract anniversary when the oldest annuitant is age 95).

     In the case of an IRA that satisfies Tax Code section 408, the annuity start date must be no later than April 1 of the calendar year following the year in which you reach age 70 1/2 and the payment must be made in a specified form or manner. Roth IRAs under section 408A of the Tax Code do not require distributions at any time prior to your death; the annuity start date for Roth IRAs can be no later than the final annuity date.

                                 ANNUITY OPTIONS

     You must chose an annuity option on or before the annuity start date. The annuity option you select will affect the dollar amount of each annuity payment you receive. You may select or change your annuity option on or before the annuity start date while the annuitant is living by sending a written request signed by you and/or your beneficiary, as appropriate, to our Home Office. You may choose one of the annuity options described below or any other annuity option being offered by us as of the annuity start date. The annuity options we currently offer provide for fixed annuity payments. Once you have selected an annuity option, you may not change that election with respect to any annuitant if annuity payments have begun. After the annuity start date, the Contract no longer participates in the variable account.

     You may elect to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. If you do not specify the frequency of payment, we will pay you monthly. The first payment under any option will be made on the day of the month you request (subject to our agreement) and will begin in the month immediately following the annuity start date. We will make subsequent payments on the same day of each subsequent period in accordance with the payment interval and annuity option you select.

     If you do not select an annuity option by the final annuity date, we will apply the Contract Value under the Second Option, Life Income with a 10 year guarantee period, as described below.

     A beneficiary may have the death benefit paid as an annuity under one of the annuity options.

                 DETERMINING THE AMOUNT OF YOUR ANNUITY PAYMENT

     On the annuity start date, we will use the cash value to calculate your annuity payments under the annuity option you select. Cash value is your Contract Value minus any applicable surrender charges, records maintenance fee, and premium tax.

     For qualified Contracts, distributions must satisfy certain requirements specified in the Federal Tax Code.

                             FIXED ANNUITY PAYMENTS

     Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.

THE AMOUNT OF EACH FIXED ANNUITY PAYMENT DEPENDS ON:

     -    the form and duration of the annuity option you choose;

     -    the age of the annuitant;

-    the sex of the annuitant (if applicable);

-    the amount of your cash value on the annuity start date; and

-    the applicable guaranteed annuity tables in the Contract.

                            GUARANTEED ANNUITY TABLES

     The guaranteed annuity tables in the Contract are based on a minimum guaranteed interest rate of 2.5%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

     The guaranteed annuity tables in your Contract show the minimum dollar amount of the first monthly payment for each $1,000 applied under the first, second and third annuity options. Under the first or second options, the amount of each payment will depend upon the adjusted age and sex of the annuitant at the time we are due to pay the first payment. Under the third option, the amount of each payment will depend upon the sex of both annuitants and their adjusted ages at the time we are due to pay the first payment.

     The adjusted age of the annuitant is determined by calculating the age at the nearest birthday of the annuitant on the annuity start date and subtracting a number that depends on the year in which the annuity start date belongs:

                     ADJUSTED AGE
                          IS
ANNUITY START DATE     AGE MINUS
------------------   ------------
    Before 2001         0 Years
   2001 to 2010         1 Year
   2011 to 2020         2 Years
   2021 to 2030         3 Years
   2031 to 2040         4 Years
     After 2040         5 Years

                         DESCRIPTION OF ANNUITY OPTIONS

     FIRST OPTION - LIFE INCOME.* We will make payments for the annuitant's lifetime. When the annuitant dies, we will stop making monthly payments with the last payment due prior to the annuitant's death.

     SECOND OPTION - LIFE INCOME WITH A GUARANTEE PERIOD. We will make payments for the annuitant's lifetime, with the guarantee that we will make payments for at least 10 or 20 years. You select either the 10 or 20 year guarantee period. On the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary.


     For qualified Contracts, the period selected cannot be longer than the owner's life expectancy, in order to satisfy minimum required distribution rules.


     THIRD OPTION - JOINT AND SURVIVOR LIFE ANNUITY.* Under this option, we will make annuity payments so long as two annuitants are alive. After the death of one of the annuitants, we will continue to make payments for the lifetime of the surviving annuitant, although the amount of the payment may change. We will stop making monthly payments with the last payment due before the last surviving annuitant's death.

     The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex or adjusted age).

     Other options may be available upon request.

----------
* It is possible under this option to receive only one annuity payment if the annuitant dies (or annuitants die) before the due date of the second payment or to receive only two annuity payments if the annuitant dies (or annuitants die) before the due date of the third payment, and so on.

GUARANTEED RETIREMENT INCOME BENEFIT

     As of June 18, 2003, we no longer offer the Guaranteed Retirement Income Benefit rider.

     If you elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, this rider remains in force and our obligations and duties to you under this rider will not change.

     Our obligations and duties to owners who purchased the rider are described below.

     Here are some terms you will need to know before reading this section:


     - THE GUARANTEED ANNUITY rates are the rates contained in your Contract under "Guaranteed Annuity Tables."



     -    INCOME BASE equals the greater of:


          (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

          (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals.

     In determining the income base when the oldest joint annuitant is over 80 on the annuity start date, the income base on the Contract anniversary coincident with or next following the annuitant's 80th birthday is increased by any premiums received and proportionately reduced by any withdrawals since that anniversary.

     The proportional reductions for withdrawals are determined independently for (i) and (ii) above. The PROPORTIONAL REDUCTION for each withdrawal (for purposes of the Guaranteed Retirement Income Benefit) equals:


     - the income base under the item being considered (either (i) or (ii) above) immediately prior to the withdrawal; MULTIPLIED BY



     - the ratio of the amount withdrawn (including charges) to the Contract Value immediately prior to the withdrawal.


                                      * * *

     The Guaranteed Retirement Income Benefit provides a minimum fixed annuity guaranteed lifetime income to the annuitant once the Contract has been in force for ten Contract years. You may discontinue the Guaranteed Retirement Income Benefit at any time by sending notice to the Service Center. Once you discontinue the Guaranteed Retirement Income Benefit, you may not select it again.

     If you selected the Guaranteed Retirement Income Benefit, we will deduct an additional daily charge on each business day from the subaccounts at an annual rate of 0.25% of the average daily net assets you have invested in the subaccounts. For more information, see the "Fees and Charges" section of this prospectus.

CONDITIONS FOR RECEIVING THE GUARANTEED RETIREMENT INCOME BENEFIT:

- You must choose an annuity option that provides payments for the lifetime of one or more annuitants with payments guaranteed for a period not to exceed 10 years;


- For qualified Contracts, the period selected cannot be longer than the owner's life expectancy, in order to satisfy minimum required distribution rules.


- You must select an annuity start date that is on or after the 10th Contract anniversary;

- You must select an annuity start date that occurs within 30 days following a Contract anniversary; and

- Your annuity start date must be before the annuitant's 91st birthday and after the annuitant's 60th birthday. If the annuitant is younger than 44 on the issue date, the annuity start date must be after the 15th Contract anniversary.

IF YOU DO NOT MEET THESE CONDITIONS, YOU LOSE THE BENEFIT OF THE RIDER.

     The amount of minimum income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity rates in your Contract for the annuity option you select. On the annuity start date, the income payments we will pay under the Contract will equal the greater of:


     - the dollar amount determined by applying the income base (under the Guaranteed Retirement Income Benefit) to the guaranteed annuity rates in the Contract; and



     - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and current annuity tables as described in your Contract.


     We will pay the Guaranteed Retirement Income Benefit for the life of a single annuitant, or the lifetimes of two annuitants. If we pay the Guaranteed Retirement Income Benefit for the life of two annuitants, then we will use the age of the oldest joint annuitant to determine the income base.

     THE GUARANTEED RETIREMENT INCOME BENEFIT GUARANTEES A MINIMUM INCOME THAT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. The income guaranteed under the Guaranteed Retirement Income Benefit by applying the income base to the Contract's guaranteed annuity tables may, under some circumstances, be less than the income that would be provided by applying the Contract's cash value to current annuity factors (i.e., the income you would receive if you did not purchase the Guaranteed Retirement Income Benefit). Depending on market conditions and the build-up in your Contract's cash value, you may decide not to annuitize under the rider. When you bought the Guaranteed Retirement Income Benefit, you took the risk that you may pay for the rider's insurance but never receive the benefit.

DEATH BENEFIT BEFORE THE ANNUITY START DATE

     Only one death benefit will be payable under this Contract. Upon payment of the death benefit proceeds, the Contract will terminate.

     We will pay the death benefit proceeds to the beneficiary if any of the following occurs during the pay-in period:


     -    the owner or any joint owner dies, or



     -    the last surviving annuitant dies,


and we receive satisfactory proof of death of the deceased.

     If the beneficiary dies before the owner or annuitant and there is no contingent beneficiary, we will pay the death benefit to the owner or the owner's estate.

     If any owner is a non-natural person, then the death of any annuitant will be treated as the death of an owner.

     TAKE CARE WHEN NAMING OWNERS, ANNUITANTS AND BENEFICIARIES. YOUR CHOICES MAY IMPACT THE AMOUNT OF THE DEATH BENEFIT PAYABLE UNDER THE CONTRACT.

                             STANDARD DEATH BENEFIT

     If you have not selected the Guaranteed Minimum Death Benefit on your application, and if the last surviving annuitant (or an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the greater of:

THE STANDARD DEATH BENEFIT EQUALS:

- the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method at the Service Center; or

- the minimum death benefit, which equals the sum of all premiums, minus proportional reductions for withdrawals.

     The proportional reduction in the minimum death benefit equals:


     - the minimum death benefit immediately prior to the withdrawal; MULTIPLIED BY



     - the ratio of the amount you withdraw (including any charges) to the Contract Value immediately before the withdrawal.


     In all other cases (including the death of an owner who is not an annuitant), the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method. Such other cases include the death of an annuitant who has attained his or her 80th birthday.

     In determining the standard death benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

                        GUARANTEED MINIMUM DEATH BENEFIT

     On your application, you may select the optional Guaranteed Minimum Death Benefit rider. If you select the Guaranteed Minimum Death Benefit rider, the death benefit guarantee provided by this rider will only apply if the last surviving annuitant dies before the annuity start date and before any owner dies. In all other cases, such as the death of an owner who is not the last surviving annuitant, the death benefit will be limited to the Standard Death Benefit described above and you will lose the benefits of the rider. If you select the Guaranteed Minimum Death Benefit rider, we will deduct a substantial additional daily charge from your Contract Value. ASK YOUR AGENT FOR AN EXPLANATION OF THE BENEFITS AND LIMITATIONS OF THIS FEATURE, PARTICULARLY IF YOU NAME JOINT OWNERS AND/OR JOINT ANNUITANTS.

THE GUARANTEED MINIMUM DEATH BENEFIT EQUALS THE GREATEST OF:


1.   the standard death benefit as described above;



2. premiums you paid accumulated daily with interest compounded at a rate of 4% per year through the earlier of (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals; or



3. the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.


     The Greatest Anniversary Value is calculated as follows: an anniversary value is defined for each eligible Contract anniversary as the Contract Value on that anniversary, increased by premiums accepted since that anniversary and proportionately reduced for withdrawals since that anniversary. The largest such anniversary value is the Greatest Anniversary Value.

GUARANTEED MINIMUM DEATH BENEFIT PROVISIONS:

- If the last surviving annuitant dies after the Contract anniversary coincident with or next following that annuitant's 80th birthday and before the annuity start date, the amounts calculated under 2 and 3 above will be increased by premiums received and proportionately reduced for withdrawals since that anniversary.

- If the last surviving annuitant was older than 80 on the issue date, then no death benefit will be payable under 2 or 3 above.

- The proportional reductions for withdrawals are determined independently for 2 and 3 above. The proportional reduction for each withdrawal is equal to the product of:

     - the death benefit available under the item being considered (either 2 or 3) immediately prior to the withdrawal, and

     - the ratio of the amount withdrawn (including any charges) to the Contract Value immediately before the withdrawal.

- We will deduct an additional charge equal, on an annual basis, to 0.25% of the average net assets you have invested in the subaccounts.

- You must select the Guaranteed Minimum Death Benefit on your Contract application.

- This death benefit is only payable during the pay-in period and is not available after the annuity start date.

- The Guaranteed Minimum Death Benefit will end when the Contract ends or you send a signed request to terminate it to the Service Center. If you terminate the rider, we will no longer deduct the 0.25% additional rider charge from the subaccounts.

     In determining the Guaranteed Minimum Death Benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

     The Guaranteed Minimum Death Benefit may not be available in all states, and it may vary by state.

                     DISTRIBUTION OF DEATH BENEFIT PROCEEDS

     If a death benefit is payable before the annuity start date, we will pay the death benefit in a lump sum, unless we consent to another arrangement within 90 days of receiving due proof of death.

     If all or a part of the death benefit proceeds are paid in one lump sum and the proceeds are at least $10,000, we will place the lump-sum payment into an interest-bearing special account opened in the beneficiary's name. We will provide the beneficiary with a checkbook to access these funds from the special account within seven calendar days of our receipt of due proof of death and payment instructions at the Service Center. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. THE SPECIAL ACCOUNT IS PART OF OUR GENERAL ACCOUNT, IS NOT FDIC INSURED, AND IS SUBJECT TO THE CLAIMS OF OUR CREDITORS. We may receive a benefit from the amounts held in the account.

     In all events, death benefit distributions will be made from a non-qualified Contract in accordance with Section 72(s) of the Tax Code.

     If any owner dies before the annuity start date, the death benefit must be distributed to the beneficiaries within five years after the date of death or distributed over the life (or period not exceeding the life expectancy) of the beneficiary, provided that such distributions begin within one year of the owner's death. A new settlement agreement will be drawn up and the original Contract will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.

     If the sole beneficiary is the surviving spouse of the deceased owner, the spouse may elect to continue the Contract (in lieu of receiving the death benefit) with the surviving spouse as the sole owner but not the annuitant. On the death of the surviving spouse, we will pay a death benefit. IF THE CONTRACT IS CONTINUED WITH THE GUARANTEED MINIMUM DEATH BENEFIT RIDER IN EFFECT, THE SPOUSE SHOULD CONSIDER TERMINATING THE RIDER, AS THE GUARANTEED MINIMUM DEATH BENEFIT CANNOT BE PAID ON THE DEATH OF THE SURVIVING SPOUSE.

     If an owner is a non-natural person, then each annuitant will be treated as an owner for purposes of distributing the death benefit, and any death of an annuitant will be treated as the death of the owner for purposes of these requirements. Moreover, if an annuitant is also an owner, then the death of such annuitant will also be treated as the death of an owner.

     MULTIPLE BENEFICIARIES. If a death benefit is owed to more than one primary beneficiary or contingent beneficiary, we may delay payment of the death benefit proceeds until we have received the necessary instructions from each primary or contingent beneficiary. Each primary or contingent beneficiary will bear the investment risk (i.e., receive any gains or bear any losses) on investments held in the subaccounts until the payment of the death benefit.

DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE

     If an annuitant dies on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected. If an owner who is not the annuitant dies while an annuitant is still living, we will continue to pay the income payments for the annuitant's lifetime in the same manner as before such owner's death.

INVESTMENT PERFORMANCE OF THE SUBACCOUNTS

     The Company periodically advertises performance of the subaccounts and portfolios. We may disclose at least four different kinds of performance.

     First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, any charge for optional benefits, the annual records maintenance charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts since their inception.

     Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge or by charges for optional benefits currently assessed under the Contract. We will only disclose non-standard performance data if it is accompanied by standard total return data.

     Third, we may present historic performance data for the portfolios since their inception reduced by all fees and charges under the Contract, although we may not deduct the surrender charge or the charges for optional benefits in some cases. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

     Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

     We may provide illustrations of hypothetical Contract expenses and values during the accumulation period, based on hypothetical rates of return that are not guaranteed.

     For a sample of the performance of the subaccounts and portfolios that we may advertise, see the SAI.

FEDERAL TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

     We believe that our Contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts." You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

     If you invest in a variable annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

     We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Contract, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59 1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

                       TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. If a non-natural person (such as a corporation or a trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Contract, there may be imposed a Federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:


     -    made on or after the taxpayer reaches age 59 1/2;



     -    made on or after the death of an Owner;



     -    attributable to the taxpayer's becoming disabled; or



     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.


     Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

     FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

                         TAXATION OF QUALIFIED CONTRACTS

     The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     INDIVIDUAL RETIREMENT ANNUITIES, (IRAs), as defined in Section 408 of the Tax Code, permit individuals to make annual contributions of up to the lesser of $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007) or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has reviewed the Contract and its traditional IRA and SIMPLE IRA riders and has issued an opinion letter approving the form of the Contract and the riders for use as a traditional IRA and a SIMPLE IRA.


     SIMPLE IRAS permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of Tax Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a limit specified in Tax Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAS, as described in Tax Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA up to a limit specified in Tax Code or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

     SEP IRAS, as described in Tax Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.

                                OTHER TAX ISSUES

     Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


     Due to recent regulatory developments, we must include the value of your Guaranteed Minimum Death Benefit or the GRIB Rider in the calculation of your required minimum distribution. As a result of this new calculation, your required minimum distribution may be significant, and the fair market value of your Contract, as reported on Form 5498, may exceed the Contract Value. However, only the Contract Value is available to you for withdrawals. You should consult a tax adviser for more information about these distribution rules.


                                    OUR TAXES

     At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the subaccounts (that is, the subaccounts) of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the subaccounts of the variable account or the Contracts.

     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                              FEDERAL ESTATE TAXES

     While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. You should consult an estate planning adviser for more information.

                        GENERATION-SKIPPING TRANSFER TAX

     Under certain circumstances, Tax Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under Tax Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

                  ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

     The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

        ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

     The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

                               FOREIGN TAX CREDITS

     We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under federal tax law.

                            POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

ADDITIONAL INFORMATION

                           WHEN WE WILL MAKE PAYMENTS

     During the pay-in period, we will usually pay the amounts of any surrender, partial withdrawal, or death benefit payment within seven calendar days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death. However, we may suspend or postpone payments during any period when:


     - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC;



     - the SEC permits, by an order, the postponement for the protection of owners; or



     - the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.


     If you have submitted a recent check or draft, we have the right to defer payment of a surrender, withdrawals, or death benefit proceeds, or payments under a settlement option until we have assured ourselves that the check or draft has been honored.

     If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, a surrender, annuity payments, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator. We may also be required to provide additional information about you or your account to government regulators.

     We have the right to defer payment for a surrender, partial withdrawal, death benefit or transfer from the fixed account for up to six months from the date we receive your written request.

                          DISTRIBUTION OF THE CONTRACTS

     DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS"), our affiliate, for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS is affiliated with Farmers through Farmers' parent that provides management-related services to the parent companies of FFS. FFS offers the Contracts for sale through its sales representatives. We reimburse FFS for certain expenses it incurs in order to pay for the distribution of the Contracts (e.g., commissions).

     COMPENSATION TO BROKER-DEALERS SELLING THE CONTRACTS. We pay commissions to FFS for sales of the Contracts by FFS' sales representatives. Sales commissions may vary, but the commissions payable for Contract sales by sales representatives of FFS are expected not to exceed 7% of premium payments. Some sales representatives may elect to receive a lower commission on premium payments at the time of payment along with a quarterly or monthly payment based on Contract value for so long as the Contract remains in effect. FFS may be required to return to us first year commissions if the Contract is not continued through the first Contract year. We may pay lower compensation on sales to owners at older ages and at amounts over $1 million.

     SPECIAL COMPENSATION PAID TO FFS. We pay for FFS' operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation for FFS' sales representatives. FFS pays its sales representatives a portion of the commissions received for their sales of the Contracts.

     FFS' sales representatives and their managers are also eligible for various cash benefits, such as cash production incentive bonuses based on aggregate sales of our variable insurance products (including this Contract) and/or other insurance products we issue, as well as certain insurance benefits and financing arrangements.

     In addition, FFS' sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional non-cash compensation items. Non-cash compensation items that FFS and we may provide jointly include attendance at conferences, conventions, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. By selling this Contract, sales representatives and/or their managers may qualify for these productivity benefits. FFS' sales representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

     EXCLUSIVE ACCESS TO FFS' DISTRIBUTION NETWORK. In exchange for the amounts we pay to FFS, we receive exclusive access to FFS' distribution network. The amounts we pay are designed especially to encourage the sale of our products by FFS. See the SAI for a discussion of the amounts of commissions we have paid to FFS in connection with its exclusive offering of the Contracts and other Farmers variable life insurance products.

     The prospect of receiving, or the actual receipt of the additional compensation, may provide FFS and/or its sales representatives with an incentive to recommend the Contracts to prospective owners over the sales of other investments with respect to which FFS either does not receive additional compensation or receives lower levels of additional compensation.

     ASK YOUR SALES REPRESENTATIVE FOR FURTHER INFORMATION ABOUT THE COMPENSATION YOUR SALES REPRESENTATIVE AND FFS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT. ALSO INQUIRE ABOUT ANY REVENUE SHARING ARRANGEMENTS THAT WE MAY HAVE WITH FFS, INCLUDING THE CONFLICTS OF INTEREST THAT SUCH ARRANGEMENTS MAY CREATE.


     No specific charge is assessed directly to Contract owners or the variable account to cover commissions and other incentives or payments described above in connection with the distribution of the Contracts. However, we intend to recoup commissions and other sales expenses and incentives we pay through the fees and charges we deduct under the Contract and through other corporate revenue.


     You should be aware that FFS and its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contract.

                                LEGAL PROCEEDINGS

     Like other life insurance companies, we are involved in lawsuits. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. While it is not possible to predict the outcome of such matters with absolute certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the variable account, on FFS' ability to perform under the principal underwriting agreement, or on Farmers' ability to meet its obligations under the Contracts.

                                REPORTS TO OWNERS

     Before the annuity start date, we will mail a report to you at least annually at your last known address of record. The report will state the Contract Value (including the Contract Value in each subaccount and the fixed account), and any further information required by any applicable law or regulation. Contract owners will also receive confirmations within 7 calendar days of each unscheduled financial transaction, such as premium payments, transfers, partial withdrawals, and a surrender. Scheduled financial transactions may be confirmed using quarterly statements.

                                    INQUIRIES

     Inquiries regarding your Contract may be made by calling or writing to us at the Service Center.

                              FINANCIAL STATEMENTS


     The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2006 and 2005, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006, as well as the Report of Independent Auditors, are contained in the SAI. The financial statements of Farmers New World Life Insurance Company should be considered only as bearing on our ability to meet our obligations under the Contracts.



     The audited financial statements for the Farmers Annuity Separate Account A as of December 31, 2006, and for the periods then ended, as well as the Report of Independent Registered Public Accounting Firm, are also contained in the SAI.


     You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

     The SAI contains additional information about the Contract and the variable account. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The following is the Table of Contents for the SAI.


                                                                            Page
                                                                            ----
ADDITIONAL CONTRACT PROVISIONS...........................................      2
   The Contract..........................................................      2
   Incontestability......................................................      2
   Incorrect Age or Sex..................................................      2
   Nonparticipation......................................................      2
   Waiver of Surrender Charge Riders.....................................      2
   Tax Status of the Contracts...........................................      3

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE
DATA.....................................................................      3
   Money Market Subaccount Yields........................................      3
   Other Subaccount Yields...............................................      5
   Average Annual Total Returns for the Subaccounts......................      5
   Non-Standard Subaccount Total Returns.................................      6
   Adjusted Historic Portfolio Performance Data..........................      6
   Effect of the Records Maintenance Charge on Performance Data..........      6

HISTORIC PERFORMANCE DATA................................................      7
   General Limitations...................................................      7
   Tables of Subaccount Performance Figures..............................      7
   Time Periods Before The Date The Variable Account Commenced
   Operations............................................................     15
   Tables Of Adjusted Historic Total Return Quotations...................     16

NET INVESTMENT FACTOR....................................................     25

CONDENSED FINANCIAL INFORMATION..........................................     27

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS........................     37

RESOLVING MATERIAL CONFLICTS.............................................     38

VOTING RIGHTS............................................................     38

THIRD PARTY ADMINISTRATION AGREEMENT.....................................     38

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...................................     39

DISTRIBUTION OF THE CONTRACTS............................................     39

LEGAL MATTERS............................................................     40

EXPERTS..................................................................     40

OTHER INFORMATION........................................................     40

FINANCIAL STATEMENTS.....................................................     40

INDEX TO FINANCIAL STATEMENTS............................................    F-1


----------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION


     The following tables of condensed financial information show accumulation unit values for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values corresponding to the middle level of Variable Account Annual Expenses are included in the SAI, which is available (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The accumulation unit value does not reflect the deduction of charges such as the annual Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data for 2006 used in the tables below is obtained from the audited financial statements of the variable account that can be found in the SAI.


                          NO OPTIONAL BENEFITS ELECTED
        (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2006               11.17                      11.13                      9,415
2005               12.44                      11.17                      7,862
2004               11.39                      12.44                      8,583
2003                8.25                      11.39                      1,703
2002               10.78                       8.25                        857
2001*              10.14                      10.78                          0


*    Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

         Dreyfus Variable Investment Fund: Developing Leaders Portfolio
                             (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                11.50                      11.77                    133,701
2005                11.02                      11.50                    122,449
2004                10.04                      11.02                    110,599
2003                 7.73                      10.04                    101,726
2002                 9.69                       7.73                     67,344
2001*               10.05                       9.69                     31,154


*    Inception date of the subaccount was 5/1/01.

            Dreyfus Variable Investment Fund: Quality Bond Portfolio
                             (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                11.58                      11.90                    134,478
2005                11.46                      11.58                    132,984
2004                11.25                      11.46                    130,427
2003                10.86                      11.25                    125,540
2002                10.22                      10.86                     76,425
2001*               10.03                      10.22                     41,115


*    Inception date of the subaccount was 5/1/01.

               The Dreyfus Socially Responsible Growth Fund, Inc.
                             (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 7.88                       8.48                      7,211
2005                 7.71                       7.88                      7,154
2004                 7.36                       7.71                      6,880
2003                 5.92                       7.36                      4,912
2002                 8.45                       5.92                      4,688
2001*               10.16                       8.45                      2,922


*    Inception date of the subaccount was 5/1/01.


                       DWS Variable Series I: DWS Bond VIP
                                (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                13.18                      13.65                    263,498
2005                12.99                      13.18                    220,418
2004                12.47                      12.99                    193,066
2003                12.01                      12.47                    158,299
2002                11.28                      12.01                    122,173
2001                10.79                      11.28                     98,087
2000*                9.86                      10.79                     19,543


*    Inception date of the subaccount was 5/15/00.

                          NO OPTIONAL BENEFITS ELECTED
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


               DWS Variable Series I: DWS Global Opportunities VIP
                                (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                14.05                      16.96                    173,388
2005                12.03                      14.05                    150,042
2004                 9.86                      12.03                    138,459
2003                 6.69                       9.86                    105,280
2002                 8.45                       6.69                     75,586
2001*               10.03                       8.45                     31,992


*    Inception date of the subaccount was 5/1/01.


                 DWS Variable Series I: DWS Growth & Income VIP
                                (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 8.98                      10.08                    249,103
2005                 8.56                       8.98                    261,785
2004                 7.86                       8.56                    290,881
2003                 6.27                       7.86                    295,619
2002                 8.25                       6.27                    289,129
2001                 9.41                       8.25                    299,135
2000*                9.98                       9.41                     73,574


*    Inception date of the subaccount was 4/7/00.


                  DWS Variable Series I: DWS International VIP
                                (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 7.27                       9.05                    547,922
2005                 6.33                       7.27                    469,636
2004                 5.49                       6.33                    447,459
2003                 4.35                       5.49                    377,275
2002                 5.39                       4.35                    329,627
2001                 7.88                       5.39                    193,708
2000*                9.72                       7.88                     18,553


*    Inception date of the subaccount was 4/7/00.


            DWS Variable Series II: DWS Dreman High Return Equity VIP
                                (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                17.28                      20.28                    534,586
2005                16.19                      17.28                    489,922
2004                14.36                      16.19                    467,234
2003                11.01                      14.36                    401,562
2002                13.59                      11.01                    362,498
2001                13.52                      13.59                    245,243
2000*               10.41                      13.52                     36,779


*    Inception date of the subaccount was 6/7/00.

                          NO OPTIONAL BENEFITS ELECTED
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


         DWS Variable Series II: DWS Government & Agency Securities VIP
                                (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                12.94                      13.33                    157,396
2005                12.76                      12.94                    185,028
2004                12.44                      12.76                    213,494
2003                12.31                      12.44                    253,601
2002                11.52                      12.31                    217,364
2001                10.84                      11.52                    147,064
2000*               10.12                      10.84                     22,310


*    Inception date of the subaccount was 4/7/00.


                   DWS Variable Series II: DWS High Income VIP
                                (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                12.81                      13.99                    197,732
2005                12.47                      12.81                    184,554
2004                11.22                      12.47                    169,043
2003                 9.11                      11.22                    121,917
2002                 9.24                       9.11                     86,527
2001                 9.11                       9.24                     39,479
2000*                9.77                       9.11                        555


*    Inception date of the subaccount was 6/7/00.


  DWS Variable Series II: DWS Money Market VIP (formerly DWS Variable Series I:
                    (DWS) Money Market VIP) (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*               10.82                      11.19                     65,386
2005                10.65                      10.82                     90,120
2004                10.68                      10.65                     68,873
2003                10.71                      10.68                     96,892
2002                10.68                      10.71                     84,268
2001                10.40                      10.68                     70,727
2000**              10.10                      10.40                      4,853



* Effective 11/3/06, pursuant to shareholder approval, (DWS) Money Market VIP, a portfolio of DWS Variable Series I, merged into the DWS Money Market VIP, an existing portfolio of DWS Variable Series II.



**   Inception date of the subaccount was 6/7/00.



                DWS Variable Series II: DWS Small Cap Growth VIP
                                (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 4.58                       4.77                     50,495
2005                 4.33                       4.58                     47,345
2004                 3.94                       4.33                     49,225
2003                 3.00                       3.94                     40,822
2002                 4.56                       3.00                     38,860
2001                 6.48                       4.56                     47,090
2000*                8.79                       6.48                     14,693


*    Inception date of the subaccount was 4/7/00.

                          NO OPTIONAL BENEFITS ELECTED
               (Total Variable Account Annual Expenses of 1.15% of
                    the daily net assets of the subaccount)


               Fidelity Variable Insurance Products Fund ("VIP"):
              Fidelity VIP Growth Portfolio (Service Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  8.54                      9.01                    511,113
2005                  8.17                      8.54                    474,631
2004                  8.00                      8.17                    473,634
2003                  6.10                      8.00                    293,205
2002                  8.84                      6.10                    217,954
2001*                10.15                      8.84                     84,293



*    Inception date of the subaccount was 5/1/01.














               Fidelity Variable Insurance Products Fund ("VIP"):
            Fidelity VIP Index 500 Portfolio (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 10.12                     11.57                    524,602
2005                  9.77                     10.12                    473,342
2004                  8.95                      9.77                    428,902
2003                  7.05                      8.95                    321,666
2002                  9.19                      7.05                    208,283
2001*                10.13                      9.19                     76,484


*    Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
               (Total Variable Account Annual Expenses of 1.15% of
                     the daily net assets of the subaccount)

               Fidelity Variable Insurance Products Fund ("VIP"):
              Fidelity VIP Mid Cap Portfolio (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 18.20                     20.25                    180,068
2005                 15.57                     18.20                    119,455
2004                 12.62                     15.57                     96,561
2003                  9.22                     12.62                     65,624
2002                 10.35                      9.22                     39,859
2001*                10.04                     10.35                     16,378


*    Inception date of the subaccount was 5/1/01.

              Franklin Templeton Variable Insurance Products Trust:
                 Franklin Small-Mid Cap Growth Securities Fund
                                (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 10.27                     11.04                    85,250
2005                  9.91                     10.27                    79,223
2004                  8.99                      9.91                    72,524
2003                  6.63                      8.99                    56,806
2002                  9.40                      6.63                    38,928
2001*                10.11                      9.40                    17,151


*    Inception date of the subaccount was 5/1/01.

              Franklin Templeton Variable Insurance Products Trust:
           Franklin Small Cap Value Securities Fund (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.37                     13.15                    45,934
2005*                10.07                     11.37                    15,257


*    Inception date of the subaccount was 5/2/05.

              Franklin Templeton Variable Insurance Products Trust:
             Templeton Developing Markets Securities Fund (Class 2
                                     Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 14.63                     18.53                    155,613
2005                 11.61                     14.63                     75,890
2004                  9.42                     11.61                     40,921
2003                  6.23                      9.42                     10,556
2002                  6.31                      6.23                      6,996
2001                  6.94                      6.31                      5,238
2000*                 8.31                      6.94                      2,550


*    Inception date of the subaccount was 8/4/00.

              Franklin Templeton Variable Insurance Products Trust:
            Templeton Global Asset Allocation Fund (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 13.29                     15.91                    68,228
2005                 12.98                     13.29                    42,793
2004                 11.35                     12.98                    29,955
2003                  8.70                     11.35                    14,368
2002                  9.20                      8.70                     4,745
2001*                10.08                      9.20                     4,949


*    Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
               (Total Variable Account Annual Expenses of 1.15% of
                     the daily net assets of the subaccount)


                     Goldman Sachs Variable Insurance Trust:
         Goldman Sachs Capital Growth Fund (Institutional Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  9.00                      9.66                    415,552
2005                  8.85                      9.00                    387,089
2004                  8.20                      8.85                    338,369
2003                  6.70                      8.20                    242,109
2002                  8.96                      6.70                    174,176
2001*                10.15                      8.96                     68,856


*    Inception date of the subaccount was 5/1/01.


                     Goldman Sachs Variable Insurance Trust:
        Goldman Sachs Mid Cap Value Fund** (Institutional Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 17.70                     20.33                    233,146
2005                 15.87                     17.70                    237,447
2004                 12.75                     15.87                    188,246
2003                 10.04                     12.75                    136,454
2002                 10.66                     10.04                    104,517
2001*                10.03                     10.66                     56,772


*    Inception date of the subaccount was 5/1/01.

** As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.


                     Goldman Sachs Variable Insurance Trust:
   Goldman Sachs Structured Small Cap Equity Fund (Institutional Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 15.01                     16.66                    20,915
2005                 14.31                     15.01                    11,253
2004                 12.44                     14.31                    10,374
2003                  8.62                     12.44                     4,301
2002                 10.25                      8.62                       563
2001*                10.08                     10.25                        11


*    Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.43                     12.48                    161,297
2005                 10.74                     11.43                    138,312
2004                 10.03                     10.74                    151,279
2003                  8.93                     10.03                    135,809
2002                  9.67                      8.93                     53,722
2001*                10.07                      9.67                     16,363


*    Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

     Janus Aspen Series: Janus Aspen Forty Portfolio (Institutional Shares)


                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006                  6.87                       7.43                    996,424
2005                  6.16                       6.87                    971,391
2004                  5.27                       6.16                    997,315
2003                  4.42                       5.27                    960,133
2002                  5.31                       4.42                    899,533
2001                  6.85                       5.31                    788,721
2000*                 9.30                       6.85                    188,188


*    Inception date of the subaccount was 4/7/00.

    Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)


                                                                 Number of accumulation
          Accumulation unit value at   Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006                  9.64                      10.80                    58,258
2005                  8.70                       9.64                    72,762
2004                  7.31                       8.70                    66,619
2003                  5.48                       7.31                    64,204
2002                  7.72                       5.48                    64,300
2001*                10.01                       7.72                    35,998


*    Inception date of the subaccount was 5/1/01.

        PIMCO Variable Insurance Trust: PIMCO VIT Foreign Bond Portfolio
               (U.S. Dollar-Hedged) (Administrative Class Shares)


                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006                 13.17                      13.30                    189,234
2005                 12.67                      13.17                    175,291
2004                 12.14                      12.67                    148,368
2003                 12.01                      12.14                    109,701
2002                 11.23                      12.01                     74,980
2001                 10.55                      11.23                     41,484
2000*                10.14                      10.55                      3,630


*    Inception date of the subaccount was 6/7/00.

        PIMCO Variable Insurance Trust: PIMCO VIT Low Duration Portfolio
                          (Administrative Class Shares)


                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006                 12.09                      12.43                    260,809
2005                 12.10                      12.09                    252,285
2004                 12.02                      12.10                    228,817
2003                 11.88                      12.02                    201,042
2002                 11.23                      11.88                    162,980
2001                 10.55                      11.23                    108,273
2000*                 9.98                      10.55                     14,840


*    Inception date of the subaccount was 5/15/00.

                          NO OPTIONAL BENEFITS ELECTED
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


                 Principal Variable Contracts Fund, Inc. ("PVC")
            (formerly WM Variable Trust): PVC Equity Income Account I
                (formerly WM Equity Income Fund) (Class 2 Shares)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                14.51                      16.91                    366,843
2005                 13.35                      14.51                    274,991
2004                 11.36                      13.35                    189,327
2003                  8.86                      11.36                     87,065
2002                 10.26                       8.86                     37,430
2001**               10.05                      10.26                      9,279



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM Equity Income Fund, a portfolio of the WM Variable Trust, were transferred intact to the PVC Equity Income Account I, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/1/01.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
   PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund) (Class 2 Shares)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                14.86                      17.13                    132,448
2005                 13.29                      14.86                    102,557
2004                 11.76                      13.29                     94,183
2003                  9.34                      11.76                     53,771
2002                 10.56                       9.34                     38,932
2001**               10.07                      10.56                     24,815



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM Mid Cap Stock Fund, a portfolio of the WM Variable Trust, were transferred intact to the PVC MidCap Stock Account, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/1/01.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
                           PVC SmallCap Growth Account
            (successor to WM Small Cap Growth Fund) (Class 2 Shares)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                 8.48                       8.94                    117,545
2005                  8.76                       8.48                    115,146
2004                  8.48                       8.76                    104,782
2003                  5.02                       8.48                     50,971
2002                  9.63                       5.02                     41,904
2001**               10.17                       9.63                     16,243



* Effective 1/5/07, pursuant to shareholder approval, WM Small Cap Growth Fund, a portfolio of WM Variable Trust, merged into the PVC SmallCap Growth Account, an existing portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/1/01.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
       PVC West Coast Equity Account (formerly WM West Coast Equity Fund)
                                (Class 2 Shares)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                11.62                      12.84                    42,241
2005**               10.05                      11.62                     2,658



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM West Coast Equity Fund, a portfolio of the WM Variable Trust, were transferred intact to the PVC West Coast Equity Account, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/2/05.

                          NO OPTIONAL BENEFITS ELECTED
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
PVC SAM Balanced Portfolio (formerly WM SAM Balanced Portfolio) (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                13.82                      15.08                   1,471,594
2005                 13.22                      13.82                   1,292,153
2004                 12.18                      13.22                   1,005,338
2003                 10.06                      12.18                     426,553
2002**                9.84                      10.06                      69,138



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Balanced Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Balanced Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
 PVC SAM Conservative Balanced Portfolio (formerly WM SAM Conservative Balanced
    Portfolio) (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                12.91                      13.85                    263,738
2005                 12.51                      12.91                    244,171
2004                 11.73                      12.51                    217,162
2003                 10.16                      11.73                     82,447
2002**                9.90                      10.16                      3,339



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Conservative Balanced Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Conservative Balanced Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
   PVC SAM Conservative Growth Portfolio (formerly WM SAM Conservative Growth
    Portfolio) (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                14.66                      16.23                    947,762
2005                 13.90                      14.66                    820,684
2004                 12.60                      13.90                    572,200
2003                  9.93                      12.60                    246,683
2002**                9.75                       9.93                     41,555



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Conservative Growth Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Conservative Growth Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
  PVC SAM Flexible Income Portfolio (formerly WM SAM Flexible Income Portfolio)
         (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                12.26                      12.92                    300,245
2005                 12.03                      12.26                    314,887
2004                 11.45                      12.03                    291,959
2003                 10.25                      11.45                     74,864
2002**                9.97                      10.25                     20,733



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Flexible Income Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Flexible Income Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.

                          NO OPTIONAL BENEFITS ELECTED
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
PVC SAM Strategic Growth Portfolio (formerly WM SAM Strategic Growth Portfolio)
         (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                15.26                      17.01                    730,815
2005                 14.36                      15.26                    587,575
2004                 12.91                      14.36                    477,156
2003                  9.84                      12.91                    155,340
2002**                9.68                       9.84                     13,017



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Strategic Growth Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Strategic Growth Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                   GUARANTEED RETIREMENT INCOME BENEFIT) (2)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)


    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year        end of the year
          --------------------------  -----------------------  ------------------------
2006                 10.91                     10.82                      468
2005                 12.21                     10.91                      654
2004                 11.24                     12.21                      594
2003                  8.19                     11.24                      582
2002                 10.74                      8.19                      639
2001*                10.14                     10.74                        0



*    Inception date of the subaccount was 5/1/01.






 Dreyfus Variable Investment Fund: Developing Leaders Portfolio (Service Class
                                    Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year        end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.24                     11.44                    28,465
2005                 10.82                     11.24                    33,594
2004                  9.90                     10.82                    33,321
2003                  7.66                      9.90                    33,561
2002                  9.66                      7.66                    25,483
2001*                10.05                      9.66                    12,942


*    Inception date of the subaccount was 5/1/01.





 Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year        end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.32                     11.57                    30,393
2005                 11.25                     11.32                    37,085
2004                 11.10                     11.25                    33,679
2003                 10.77                     11.10                    33,330
2002                 10.18                     10.77                    28,351
2001*                10.03                     10.18                    18,970


*    Inception date of the subaccount was 5/1/01.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                     GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)





    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year        end of the year
          --------------------------  -----------------------  ------------------------
2006                  7.70                      8.25                      738
2005                  7.57                      7.70                      738
2004                  7.26                      7.57                      456
2003                  5.87                      7.26                      456
2002                  8.42                      5.87                      501
2001*                10.16                      8.42                      209


*    Inception date of the subaccount was 5/1/01.




----------

(2) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.



              DWS Variable Series I: DWS Bond VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year        end of the year
          --------------------------  -----------------------  ------------------------
2006                 12.81                     13.20                    35,078
2005                 12.69                     12.81                    36,370
2004                 12.24                     12.69                    39,974
2003                 11.84                     12.24                    43,635
2002                 11.18                     11.84                    41,188
2001                 10.75                     11.18                    32,002
2000*                 9.85                     10.75                     5,644



*    Inception date of the subaccount was 5/15/00.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                     GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)


      DWS Variable Series I: DWS Global Opportunities VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year        end of the year
          --------------------------  -----------------------  ------------------------
2006                 13.73                     16.49                    29,736
2005                 11.81                     13.73                    33,567
2004                  9.73                     11.81                    35,570
2003                  6.64                      9.73                    37,356
2002                  8.42                      6.64                    29,700
2001*                10.03                      8.42                    13,562



*    Inception date of the subaccount was 5/1/01.



         DWS Variable Series I: DWS Growth & Income VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year        end of the year
          --------------------------  -----------------------  ------------------------
2006                  8.72                      9.75                     77,134
2005                  8.36                      8.72                     83,318
2004                  7.71                      8.36                     87,252
2003                  6.19                      7.71                     98,630
2002                  8.18                      6.19                    112,399
2001                  9.38                      8.18                    115,225
2000*                 9.98                      9.38                     25,212



*    Inception date of the subaccount was 4/7/00.



          DWS Variable Series I: DWS International VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year        end of the year
          --------------------------  -----------------------  ------------------------
2006                  7.06                      8.75                    104,045
2005                  6.18                      7.06                    126,530
2004                  5.39                      6.18                    136,140
2003                  4.29                      5.39                    143,978
2002                  5.34                      4.29                    130,883
2001                  7.86                      5.34                     82,656
2000*                 9.72                      7.86                      8,381



*    Inception date of the subaccount was 4/7/00.



   DWS Variable Series II: DWS Dreman High Return Equity VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period            at the end of the year        end of the year
          --------------------------  -----------------------  ------------------------
2006                 16.79                     19.62                    117,048
2005                 15.82                     16.79                    136,871
2004                 14.10                     15.82                    141,933
2003                 10.86                     14.10                    150,595
2002                 13.47                     10.86                    142,384
2001                 13.47                     13.47                     97,718
2000*                10.41                     13.47                     13,715



*    Inception date of the subaccount was 4/7/00.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                     GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)


 DWS Variable Series II: DWS Government & Agency Securities VIP (Class A Shares)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006                 12.58                      12.89                    50,281
2005                 12.46                      12.58                    54,617
2004                 12.21                      12.46                    59,759
2003                 12.14                      12.21                    62,801
2002                 11.42                      12.14                    71,151
2001                 10.80                      11.42                    55,036
2000*                10.12                      10.80                     6,451



*    Inception date of the subaccount was 4/7/00.



          DWS Variable Series II: DWS High Income VIP (Class A Shares)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006                 12.45                      13.53                    32,262
2005                 12.18                      12.45                    34,858
2004                 11.02                      12.18                    36,642
2003                  8.98                      11.02                    38,135
2002                  9.16                       8.98                    33,322
2001                  9.07                       9.16                    16,013
2000*                 9.76                       9.07                         0



*    Inception date of the subaccount was 6/7/00.



 DWS Variable Series II: DWS Money Market VIP (formerly DWS Variable Series I:
                    (DWS) Money Market VIP) (Class A Shares)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period   at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006*                10.51                      10.82                     6,223
2005                 10.40                      10.51                     6,423
2004                 10.48                      10.40                    10,488
2003                 10.57                      10.48                    11,447
2002                 10.58                      10.57                    11,324
2001                 10.36                      10.58                     5,755
2000**               10.09                      10.36                       140



* Effective 11/3/06, pursuant to shareholder approval, (DWS) Money Market VIP, a portfolio of DWS Variable Series I, merged into the DWS Money Market VIP, an existing portfolio of DWS Variable Series II.



**   Inception date of the subaccount was 6/7/00.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                     GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)


        DWS Variable Series II: DWS Small Cap Growth VIP (Class A Shares)



                                                                 Number of accumulation
           Accumulation unit value at  Accumulation unit value  units outstanding at the
          the beginning of the period  at the end of the year       end of the year
          ---------------------------  -----------------------  ------------------------
2006                 4.45                       4.61                      6,913
2005                 4.23                       4.45                      6,808
2004                 3.87                       4.23                      6,901
2003                 2.96                       3.87                     17,566
2002                 4.52                       2.96                     17,074
2001                 6.46                       4.52                     17,054
2000*                8.79                       6.46                      8,376


*    Inception date of the subaccount was 4/7/00.


Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth Portfolio
                             (Service Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  8.34                      8.76                    94,361
2005                  8.02                      8.34                   107,131
2004                  7.90                      8.02                   105,218
2003                  6.05                      7.90                   101,562
2002                  8.81                      6.05                    85,554
2001*                10.15                      8.81                    36,718



*    Inception date of the subaccount was 5/1/01.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                     GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  9.89                     11.25                    70,819
2005                  9.60                      9.89                    83,886
2004                  8.83                      9.60                    86,597
2003                  7.00                      8.83                    95,862
2002                  9.16                      7.00                    82,224
2001*                10.13                      9.16                    32,483


*    Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 17.78                      19.70                   26,703
2005                 15.29                      17.78                   21,341
2004                 12.46                      15.29                   22,333
2003                  9.14                      12.46                   19,403
2002                 10.31                       9.14                   16,795
2001*                10.04                      10.31                    7,744


*    Inception date of the subaccount was 5/1/01.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                      GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

  Franklin Templeton Variable Insurance Products Trust: Franklin Small-Mid Cap
                             Growth Securities Fund
                                (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 10.04                     10.73                    19,002
2005                  9.73                     10.04                    22,938
2004                  8.88                      9.73                    22,807
2003                  6.57                      8.88                    22,840
2002                  9.37                      6.57                    14,417
2001*                10.11                      9.37                     6,820


*    Inception date of the subaccount was 5/1/01.

 Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Value
                        Securities Fund (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.33                     13.04                    14,174
2005*                10.07                     11.33                         0


*    Inception date of the subaccount was 5/2/05.

   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 14.22                     17.92                     3,550
2005                 11.34                     14.22                     2,655
2004                  9.25                     11.34                       792
2003                  6.14                      9.25                       484
2002                  6.25                      6.14                       485
2001                  6.92                      6.25                         0
2000*                 8.30                      6.92                       494


*    Inception date of the subaccount was 8/4/00.

  Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                        Allocation Fund (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 12.99                     15.47                     5,371
2005                 12.75                     12.99                     5,388
2004                 11.20                     12.75                     4,083
2003                  8.63                     11.20                     6,471
2002                  9.17                      8.63                     4,702
2001*                10.08                      9.17                     3,811


*    Inception date of the subaccount was 5/1/01.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                      GUARANTEED RETIREMENT INCOME BENEFIT)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)


    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund
                          (Institutional Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  8.80                      9.40                    80,997
2005                  8.69                      8.80                    93,182
2004                  8.09                      8.69                    93,261
2003                  6.65                      8.09                    92,132
2002                  8.93                      6.65                    69,647
2001*                10.15                      8.93                    31,138


*    Inception date of the subaccount was 5/1/01.


   Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund**
                          (Institutional Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 17.30                     19.77                    37,257
2005                 15.58                     17.30                    52,156
2004                 12.58                     15.58                    54,190
2003                  9.96                     12.58                    56,938
2002                 10.62                      9.96                    41,017
2001*                10.03                     10.62                    23,739


*    Inception date of the subaccount was 5/1/01.

** As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.


   Goldman Sachs Variable Insurance Trust: Goldman Sachs Structured Small Cap
                    Equity Fund (Institutional Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 14.66                     16.20                      444
2005                 14.05                     14.66                        0
2004                 12.28                     14.05                        0
2003                  8.55                     12.28                      101
2002                 10.22                      8.55                        0
2001*                10.08                     10.22                        0


*    Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.17                     12.14                     4,722
2005                 10.55                     11.17                     7,324
2004                  9.90                     10.55                     8,327
2003                  8.85                      9.90                     5,730
2002                  9.64                      8.85                    27,292
2001*                10.07                      9.64                     4,888


*    Inception date of the subaccount was 5/1/01.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                      GUARANTEED RETIREMENT INCOME BENEFIT)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

     Janus Aspen Series: Janus Aspen Forty Portfolio (Institutional Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 6.68                       7.19                   260,451
2005                 6.02                       6.68                   285,624
2004                 5.17                       6.02                   306,591
2003                 4.36                       5.17                   351,304
2002                 5.26                       4.36                   329,944
2001                 6.83                       5.26                   291,666
2000*                9.30                       6.83                    51,770


*    Inception date of the subaccount was 4/7/00.

    Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  9.42                     10.50                    13,750
2005                  8.55                      9.42                    16,893
2004                  7.21                      8.55                    17,721
2003                  5.44                      7.21                    20,027
2002                  7.69                      5.44                    20,764
2001*                10.01                      7.69                    15,554


*    Inception date of the subaccount was 5/1/01.

     PIMCO Variable Insurance Trust: PIMCO VIT Foreign Bond Portfolio (U.S.
                                 Dollar-Hedged)
                          (Administrative Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 12.80                     12.87                    32,482
2005                 12.37                     12.80                    33,941
2004                 11.92                     12.37                    35,243
2003                 11.85                     11.92                    35,533
2002                 11.13                     11.85                    27,243
2001                 10.52                     11.13                    15,740
2000*                10.13                     10.52                       726


*    Inception date of the subaccount was 6/7/00.

PIMCO Variable Insurance Trust: PIMCO VIT Low Duration Portfolio (Administrative
                                  Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.75                     12.02                    55,305
2005                 11.82                     11.75                    58,223
2004                 11.80                     11.82                    61,046
2003                 11.72                     11.80                    60,313
2002                 11.13                     11.72                    61,262
2001                 10.51                     11.13                    42,174
2000*                 9.97                     10.51                     4,101


*    Inception date of the subaccount was 5/15/00.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                      GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)


  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
  PVC Equity Income Account I (formerly WM Equity Income Fund) (Class 2 Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                14.18                     16.44                    25,541
2005                 13.11                     14.18                    28,375
2004                 11.21                     13.11                    22,661
2003                  8.79                     11.21                    16,114
2002                 10.23                      8.79                    15,898
2001**               10.05                     10.23                    10,833



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM Equity Income Fund, a portfolio of the WM Variable Trust, were transferred intact to the PVC Equity Income Account I, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/1/01.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
   PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund) (Class 2 Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                14.52                     16.66                    14,834
2005                 13.05                     14.52                    18,379
2004                 11.61                     13.05                    24,134
2003                  9.26                     11.61                    24,291
2002                 10.52                      9.26                    22,458
2001**               10.07                     10.52                     8,030



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM Mid Cap Stock Fund, a portfolio of the WM Variable Trust, were transferred intact to the PVC MidCap Stock Account, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/1/01.



      Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust): PVC SmallCap Growth Account (successor to WM Small Cap Growth Fund)
                                (Class 2 Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                 8.29                      8.69                    19,035
2005                  8.60                      8.29                    22,010
2004                  8.37                      8.60                    28,235
2003                  4.98                      8.37                    28,251
2002                  9.59                      4.98                    33,573
2001**               10.17                      9.59                     7,441



* Effective 1/5/07, pursuant to shareholder approval, WM Small Cap Growth Fund, a portfolio of WM Variable Trust, merged into the PVC SmallCap Growth Account, an existing portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/1/01.



      Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust): PVC West Coast Equity Account (formerly WM West Coast Equity Fund)
                                (Class 2 Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                11.58                     12.73                     2,026
2005**               10.05                     11.58                     1,581



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM West Coast Equity Fund, a portfolio of the WM Variable Trust, were transferred intact to the PVC West Coast Equity Account, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/2/05.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                      GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)


  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
PVC SAM Balanced Portfolio (formerly WM SAM Balanced Portfolio) (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                13.60                     14.76                    116,895
2005                 13.07                     13.60                    116,617
2004                 12.10                     13.07                    116,255
2003                 10.04                     12.10                    116,744
2002**                9.84                     10.04                     22,513



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Balanced Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Balanced Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**Inception date of the subaccount was 9/3/02.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
 PVC SAM Conservative Balanced Portfolio (formerly WM SAM Conservative Balanced
    Portfolio) (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                12.70                     13.56                    27,175
2005                 12.37                     12.70                    27,033
2004                 11.66                     12.37                    23,845
2003                 10.14                     11.66                    16,293
2002**                9.90                     10.14                    10,400



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Conservative Balanced Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Conservative Balanced Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
   PVC SAM Conservative Growth Portfolio (formerly WM SAM Conservative Growth
    Portfolio) (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                14.42                     15.89                    117,100
2005                 13.74                     14.42                    135,356
2004                 12.52                     13.74                    157,627
2003                  9.91                     12.52                    139,327
2002**                9.75                      9.91                      8,342



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Conservative Growth Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Conservative Growth Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
  PVC SAM Flexible Income Portfolio (formerly WM SAM Flexible Income Portfolio)
         (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                12.06                     12.65                     8,904
2005                 11.89                     12.06                     8,333
2004                 11.38                     11.89                     7,736
2003                 10.23                     11.38                     5,131
2002**                9.97                     10.23                     2,958



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Flexible Income Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Flexible Income Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                      GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)


  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
PVC SAM Strategic Growth Portfolio (formerly WM SAM Strategic Growth Portfolio)
         (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                15.01                     16.66                    53,281
2005                 14.20                     15.01                    67,193
2004                 12.83                     14.20                    63,676
2003                  9.82                     12.83                    66,868
2002**                9.68                      9.82                    12,346



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Strategic Growth Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Strategic Growth Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.

[OUTSIDE BACK COVER PAGE]

     The Statement of Additional Information ("SAI") dated May 1, 2007 contains additional information about the Contract and the variable account. The Table of Contents for the SAI appears near the end of this prospectus. The SAI has been filed with the SEC and is incorporated by reference into this prospectus.

     You can obtain the SAI (at no cost) by writing to the Service Center at the address shown on the front cover or by calling 1-877-376-8008.

     The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Contract. More information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


     Farmers Financial Solutions, LLC ("FFS") serves as the principal underwriter and distributor of the Contracts. You may obtain more information about FFS and its registered representatives at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program


SEC File Nos. 333-85183/ 811-09547

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the
                            FARMERS VARIABLE ANNUITY

              Individual Flexible Premium Variable Annuity Contract

                                 Issued Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

                                   Offered by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            3003 - 77th Avenue, S.E.
                         Mercer Island, Washington 98040
                                 (206) 232-8400

                                 SERVICE CENTER:
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                        Phone: 1-877-376-8008 (toll free)
                       8:00 a.m. to 6:00 p.m. Eastern Time


     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Variable Annuity, an individual flexible premium variable annuity contract, offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Contract dated May 1, 2007 by calling 1-877-376-8008 or by writing to our SERVICE CENTER at P.O. Box 724208, Atlanta, Georgia 31139.


     This Statement incorporates terms used in the current Prospectus for each Contract.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE PORTFOLIOS.


     The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
ADDITIONAL CONTRACT PROVISIONS...........................................      2
The Contract.............................................................      2
Incontestability.........................................................      2
Incorrect Age or Sex.....................................................      2
Nonparticipation.........................................................      2
Waiver of Surrender Charge Riders........................................      2
Tax Status of the Contracts..............................................      3

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE
DATA.....................................................................      3
Money Market Subaccount Yields...........................................      3
Other Subaccount Yields..................................................      5
Average Annual Total Returns for the Subaccounts.........................      5
Non-Standard Subaccount Total Returns....................................      6
Adjusted Historic Portfolio Performance Data.............................      6
Effect of the Records Maintenance Charge on Performance Data.............      6

HISTORIC PERFORMANCE DATA................................................      7
General Limitations......................................................      7
Tables of Subaccount Performance Figures.................................      7
Time Periods Before The Date The Variable Account Commenced Operations...     15
Tables Of Adjusted Historic Total Return Quotations......................     16

NET INVESTMENT FACTOR....................................................     25

CONDENSED FINANCIAL INFORMATION..........................................     27

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS........................     37

RESOLVING MATERIAL CONFLICTS.............................................     38

VOTING RIGHTS............................................................     38

THIRD PARTY ADMINISTRATION AGREEMENT.....................................     38

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...................................     39

DISTRIBUTION OF THE CONTRACTS............................................     39

LEGAL MATTERS............................................................     40

EXPERTS..................................................................     40

OTHER INFORMATION........................................................     40

FINANCIAL STATEMENTS.....................................................     40

INDEX TO FINANCIAL STATEMENTS............................................    F-1

ADDITIONAL CONTRACT PROVISIONS

                                  THE CONTRACT

     The entire contract consists of the Contract, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Contract.

     Any change in the Contract or waiver of its provisions must be in writing and signed by one of our officers. No other person - no agent or registered representative - has authority to change or waive any provision of the Contract.

     Upon notice to you, we may modify the Contract if necessary to:


     - permit the Contract or the variable account to comply with any applicable law or regulation that a governmental agency issues;



     - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or



     - effect a change in the operation of the variable account or to provide additional investment options.


     In the event of such modifications, we will make the appropriate endorsement to the Contract.

                                INCONTESTABILITY

     We will not contest the Contract after the issue date.

                              INCORRECT AGE OR SEX

     We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the annuity start date and the amount of the annuity payments by using the correct age and sex. After the annuity start date, any adjustment for underpayment will be paid immediately. Any adjustment for overpayment will be deducted from future payments. We will make adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

                                NONPARTICIPATION

     The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.

                        WAIVER OF SURRENDER CHARGE RIDERS

     If available in the state where the Contract is issued, your Contract will include riders that will waive surrender charges on a single withdrawal if:


     - the annuitant is under age 75 at the time of withdrawal, the annuitant is confined in a hospital or skilled nursing facility continuously for at least 90 days and remains confined at the time of the surrender request, and the annuitant was not confined to a hospital or nursing facility within 6 months of the issue date.



     - the annuitant is diagnosed with a terminal illness after the Contract is issued and is expected to live for 12 months or less, the withdrawal is $250,000 or less, and the withdrawal occurs no sooner than one year after the rider is issued.


     There is no additional charge for the issuance of these waiver of surrender charge riders. These riders may not be available in all states.

                           TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. The Tax Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying portfolio assets of the variable account may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is limited published guidance in this area and it does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying portfolio assets of the variable account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Tax Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

     We may advertise and disclose historic performance data for the subaccounts, including yields, standard annual total returns, and nonstandard measures of performance of the subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

                         MONEY MARKET SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Money Market subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

     We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical subaccount under a Contract having a balance of one unit of the Money Market subaccount at the beginning of the period. We divide that net change in subaccount value by the value of the hypothetical subaccount at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market portfolio in which the hypothetical subaccount invests; and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical subaccount.

     These charges and deductions include the per unit charges for the records maintenance charge, the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit records maintenance charge based on the $30 records maintenance charge.

     We calculate the current yield by the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

          NCS = the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

          ES = per unit charges deducted from the hypothetical subaccount for the seven-day period.

          UV  = the unit value for the first day of the seven-day period.


     The current yield for the 7-day period ended December 31, 2006 for the DWS Money Market subaccount was 3.2127%.


     We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


                                         365/7
     Effective Yield = 1 + ((NCS-ES)/UV))      - 1


     Where:

          NCS = the net change in the value of the Money Market portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

          ES = per unit charges deducted from the hypothetical subaccount for the seven-day period.

          UV  = the unit value for the first day of the seven-day period.

     The Money Market subaccount yield is lower than the Money Market portfolio's yield because of the charges and deductions that the Contract imposes.

     The current and effective yields on amounts held in the Money Market subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market subaccount for periods other than a seven-day period.

     Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

                             OTHER SUBACCOUNT YIELDS

     Sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market subaccount) under the Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income that the subaccount generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

     We compute the annualized 30-day yield by:

     dividing the net investment income of the portfolio attributable to the subaccount units, less subaccount expenses attributable to the Contract for the period, by the maximum offering price per unit on the last day of the period;

     multiplying the result by the daily average number of units outstanding for the period;
     compounding that yield for a 6-month period; and multiplying the result by 2.

     Expenses of the subaccount include the records maintenance charge, the asset-based administration charge and the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit). The yield calculation assumes that we deduct the records maintenance charge at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we divide an average records maintenance charge collected by the average Contract Value in the subaccount to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

                                           6
     Yield = 2 X ((((NI - ES)/(U X UV)) + 1)  - 1)

     Where:

          NI = net income of the portfolio for the 30-day or one-month period attributable to the subaccount's units.

          ES = charges deducted from the subaccount for the 30-day or one-month period.

          U   = the average number of units outstanding.

          UV = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for the subaccount is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

     The yield on the amounts held in the subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding subaccount's actual yield.

     Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

                AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS

     Sales literature or advertisements may quote average annual total returns for one or more of the subaccounts for various periods of time. If we advertise total return for the Money Market subaccount, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

     When a subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

     We calculate the standard average annual total returns using subaccount unit values that we calculate on each business day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge for the standard death benefit (and in some cases, the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit), the asset-based administration charge and the records maintenance charge. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

     We calculate the standard total return by the following formula:


                        1/N
          TR  = ((ERV/P)   ) - 1


     Where:

          TR = the average annual total return net of subaccount recurring charges.

          ERV = the ending redeemable value (minus any applicable Surrender
                Charge and records maintenance charge) of the hypothetical subaccount at the end of the period.

          P   = a hypothetical initial payment of $1,000.

          N   = the number of years in the period.

                      NON-STANDARD SUBACCOUNT TOTAL RETURNS

     Sales literature or advertisements may quote average annual total returns for the subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges.

     We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

          CTR = (ERV/P) - 1

     Where:

          CTR = the cumulative total return net of subaccount recurring charges for the period.

          ERV = the ending redeemable value of the hypothetical investment at the end of the period.

          P   = a hypothetical single payment of $1,000.

                  ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

     Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

     We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

          EFFECT OF THE RECORDS MAINTENANCE CHARGE ON PERFORMANCE DATA

     The Contract provides for the deduction of a $30.00 records maintenance charge at the end of each Contract year from the fixed account and the subaccounts. We will waive this charge if your Contract Value is $50,000 or more on the date the charge is assessed. We deduct the charge from each account based on the proportion that the value of each such account bears to the total Contract Value. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

HISTORIC PERFORMANCE DATA

                               GENERAL LIMITATIONS

     The funds have provided the portfolios' performance data. We derive the subaccount performance data from the data that the funds provide. In preparing the tables below, we relied on the funds' data. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

                    TABLES OF SUBACCOUNT PERFORMANCE FIGURES

     The tables below set out the adjusted historic total returns for the subaccounts for various periods as of December 31, 2006. The following charts show the historical performance data for the subaccounts since each subaccount started operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE SUBACCOUNTS. Some of the figures reflect the voluntary waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

                                     TABLE 1


           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)      (%)
----------                                                      ----------  ------  ------  ----  ----------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                      5/1/01
                                                                             -6.30   -0.16   N/A      1.08
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                   5/1/01
                                                                             -3.75    3.20   N/A      2.26
   Quality Bond Portfolio                                         5/1/01
                                                                             -3.40    2.31   N/A      2.51
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS
   SHARES)                                                        5/1/01      1.31   -0.72   N/A     -3.69

DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   5/15/00
                                                                             -2.64    3.11   N/A      4.70
   DWS Global Opportunities VIP                                   5/1/01
                                                                             14.07   14.42   N/A      9.28
   DWS Growth and Income VIP                                      4/7/00
                                                                              5.72    3.33   N/A     -0.21
   DWS International VIP                                          4/7/00
                                                                             17.86   10.31   N/A     -1.43

DWS VARIABLE SERIES II (CLASS A SHARES)
   DWS Dreman High Return Equity VIP                              4/7/00     10.77    7.68   N/A     10.14
   DWS Government & Agency Securities VIP                         4/7/00     -3.16    2.17   N/A      3.84
   DWS High Income VIP                                            6/7/00      2.71    8.00   N/A      5.30
   DWS Money Market VIP (formerly DWS Variable Series I           6/7/00     -2.73    0.14   N/A      1.20
      Money Market VIP)(3)
   DWS Small Cap Growth VIP                                       4/7/00     -2.13   0.09    N/A     -9.03

                                     TABLE 1


           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)      (%)
----------                                                      ----------  ------  ------  ----  ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                   5/1/01    -0.77   -0.41   N/A     -2.65
   Fidelity VIP Index 500 Portfolio                                5/1/01     7.68    3.97   N/A      1.79
   Fidelity VIP Mid Cap Portfolio                                  5/1/01     4.69   13.83   N/A     12.80

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                   5/1/01     1.06    2.47   N/A      0.98
   Franklin Small Cap Value Securities Fund                        5/1/05     9.03     N/A   N/A     17.06
   Templeton Developing Markets Securities Fund                    8/4/00    20.02   23.62   N/A     13.08
   Templeton Global Asset Allocation Fund                          5/1/01    13.12   10.98   N/A      7.94

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                               5/1/01     0.94    0.71   N/A     -1.42
   Goldman Sachs Mid Cap Value Fund(4)                             5/1/01     8.23   13.22   N/A     12.90
   Goldman Sachs Structured Small Cap Equity Fund                  5/1/01     4.39    9.57   N/A      8.84

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                 5/1/01     2.66    4.50   N/A      3.32
   Janus Aspen Forty Portfolio (Institutional Shares)              4/7/00     1.67    6.28   N/A     -3.63
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)           5/1/01     5.40    6.25   N/A      0.77

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)           6/7/00    -4.99    2.68   N/A      3.89
   PIMCO VIT Low Duration Portfolio                               5/15/00    -3.34    1.24   N/A      3.01

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)(5)
   PVC Equity Income Account I (formerly WM Equity Income
      Fund)                                                        5/1/01     9.90    9.89   N/A      9.19
   PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund)       5/1/01     8.62    9.54   N/A      9.39
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)                                                 5/1/01    -3.24    0.87   N/A     -2.06
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                 5/1/05     3.91     N/A   N/A     13.01

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(5)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                   9/3/02     2.62     N/A   N/A      9.63
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                             9/3/02     0.88     N/A   N/A      7.28
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                               9/3/02     4.09     N/A   N/A     11.80
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                   9/3/02    -0.88     N/A   N/A      5.35
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                  9/3/02     4.87     N/A   N/A     13.25



           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(6)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)      (%)
----------                                                      ----------  ------  ------  ----  ----------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                      5/1/01     -6.53   -0.41   N/A     0.79

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
        INCOME BENEFIT(6) (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)     (%)
----------                                                      ----------  ------  ------  ----  ----------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                    5/1/01    -3.99    2.94   N/A      1.96
   Quality Bond Portfolio                                          5/1/01    -3.64    2.05   N/A      2.21

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   (SERVICE CLASS SHARES)                                          5/1/01     1.06   -0.96   N/A     -3.96

DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   5/15/00    -2.88    2.85   N/A      4.40
   DWS Global Opportunities VIP                                    5/1/01    13.78   14.13   N/A      8.97
   DWS Growth and Income VIP                                       4/7/00     5.44    3.06   N/A     -0.49
   DWS International VIP                                           4/7/00    17.56   10.03   N/A     -1.70

DWS VARIABLE SERIES II (CLASS A SHARES)
   DWS Dreman High Return Equity VIP                               4/7/00    10.48    7.41   N/A      9.84
   DWS Government & Agency Securities VIP                          4/7/00    -3.39    1.91   N/A      3.55
   DWS High Income VIP                                             6/7/00     2.46    7.72   N/A      5.00
   DWS Money Market VIP (formerly DWS Variable Series I
      Money Market VIP)(3)                                         6/7/00    -2.97   -0.11   N/A      0.92
   DWS Small Cap Growth VIP                                        4/7/00    -2.37   -0.16   N/A     -9.29

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                   5/1/01    -1.01   -0.66   N/A     -2.92
   Fidelity VIP Index 500 Portfolio                                5/1/01     7.40    3.71   N/A      1.50
   Fidelity VIP Mid Cap Portfolio                                  5/1/01     4.43   13.54   N/A     12.49

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                   5/1/01     0.81    2.21   N/A      0.70
   Franklin Small Cap Value Securities Fund                        5/1/05     8.75     N/A   N/A     16.70
   Templeton Developing Markets Securities Fund                    8/4/00    19.71   23.32   N/A     12.76
   Templeton Global Asset Allocation Fund                          5/1/01    12.82   10.70   N/A      7.63

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                               5/1/01     0.69    0.46   N/A     -1.70
   Goldman Sachs Mid Cap Value Fund (4)                            5/1/01     7.94   12.94   N/A     12.58
   Goldman Sachs Structured Small Cap Equity Fund                  5/1/01     4.13    9.29   N/A      8.53

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                 5/1/01     2.41    4.24   N/A      3.03
   Janus Aspen Forty Portfolio (Institutional Shares)              4/7/00     1.42    6.01   N/A     -3.90
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)           5/1/01     5.12    5.99   N/A      0.48

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)           6/7/00    -5.23    2.42   N/A      3.60
   PIMCO VIT Low Duration Portfolio                               5/15/00    -3.57    0.99   N/A      2.72

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)(5)
   PVC Equity Income  Account I (formerly WM Equity Income
      Fund)                                                        5/1/01     9.61    9.61   N/A      8.87
   PVC MidCap Stock Account (formerly WM Mid Cap Stock
      Fund)                                                        5/1/01     8.34    9.26   N/A      9.08
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)                                                 5/1/01    -3.48    0.63   N/A     -2.31
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                 5/1/05     3.65     N/A   N/A     12.66

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(5)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                   9/3/02     2.37     N/A   N/A      9.31
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                             9/3/02     0.63     N/A   N/A      6.97
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                               9/3/02     3.83     N/A   N/A     11.48

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
        INCOME BENEFIT(6) (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)     (%)
----------                                                      ----------  ------  ------  ----  ----------
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                   9/3/02    -1.12     N/A   N/A      5.04
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                  9/3/02     4.59     N/A   N/A     12.92

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(6)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)      (%)
----------                                                      ----------  ------  ------  ----  ----------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                       5/1/01    -6.76   -0.65   N/A      0.58

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                    5/1/01    -4.23    2.68   N/A      1.74
   Quality Bond Portfolio                                          5/1/01    -3.87    1.79   N/A      1.99

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                      5/1/01     0.81   -1.20   N/A     -4.16

DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   5/15/00    -3.12    2.59   N/A      4.17
   DWS Global Opportunities VIP                                    5/1/01    13.48   13.84   N/A      8.73
   DWS Growth and Income VIP                                       4/7/00     5.17    2.80   N/A     -0.70
   DWS International VIP                                           4/7/00    17.25    9.75   N/A     -1.91

                     DWS VARIABLE SERIES II (CLASS A SHARES)

   DWS Dreman High Return Equity VIP                               4/7/00    10.20    7.14   N/A      9.60
   DWS Government & Agency Securities VIP                          4/7/00    -3.63    1.65   N/A      3.32
   DWS High Income VIP                                             6/7/00     2.21    7.45   N/A      4.77
   DWS Money Market VIP (formerly DWS Variable Series I
      Money Market VIP)(3)                                         6/7/00    -3.21   -0.35   N/A      0.70
   DWS Small Cap Growth VIP                                        4/7/00    -2.61   -0.40   N/A     -9.48

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                   5/1/01    -1.25   -0.90   N/A     -3.13
   Fidelity VIP Index 500 Portfolio                                5/1/01     7.12    3.44   N/A      1.28
   Fidelity VIP Mid Cap Portfolio                                  5/1/01     4.17   13.26   N/A     12.24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                   5/1/01     0.56    1.95   N/A      0.49
   Franklin Small Cap Value Securities Fund                        5/1/05     8.47     N/A   N/A     16.46
   Templeton Developing Markets Securities Fund                    8/4/00    19.40   23.01   N/A     12.51
   Templeton Global Asset Allocation Fund                          5/1/01    12.53   10.42   N/A      7.40

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                               5/1/01     0.44    0.21   N/A     -1.91
   Goldman Sachs Mid Cap Value Fund(4)                             5/1/01     7.66   12.65   N/A     12.33
   Goldman Sachs Structured Small Cap Equity Fund                  5/1/01     3.87    9.01   N/A      8.29

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                 5/1/01     2.16    3.97   N/A      2.80
   Janus Aspen Forty Portfolio (Institutional Shares)              4/7/00     1.17    5.74   N/A     -4.11
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)           5/1/01     4.85    5.72   N/A      0.27

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)           6/7/00    -5.46    2.16   N/A      3.37
   PIMCO VIT Low Duration Portfolio                               5/15/00    -3.81    0.74   N/A      2.50

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)(5)
   PVC Equity Income  Account I (formerly WM Equity Income
      Fund)                                                        5/1/01     9.33    9.33   N/A      8.64
   PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund)       5/1/01     8.05    8.99   N/A      8.84
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)                                                 5/1/01    -3.72    0.38   N/A     -2.55
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                 5/1/05     3.40     N/A   N/A     12.43

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(5)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                   9/3/02     2.12     N/A   N/A      9.08
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                             9/3/02     0.38     N/A   N/A      6.74
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                               9/3/02     3.57     N/A   N/A     11.24

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(6)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)      (%)
----------                                                      ----------  ------  ------  ----  ----------
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                   9/3/02    -1.36     N/A   N/A      4.81
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                  9/3/02     4.34     N/A   N/A     12.68


----------

(1) Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results;
     (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.08% based on an average account value of $35,665 on 12/31/06. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.


(3) Effective 11/3/06, pursuant to shareholder approval, (DWS) Money Market VIP, a portfolio of DWS Variable Series I, merged into the DWS Money Market VIP, an existing portfolio of DWS Variable Series II. An investment in the DWS Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the DWS Money Market VIP than its total return.


(4) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.


(5) Effective 1/5/07, pursuant to shareholder approval, each of the portfolios of the WM Variable Trust ("WMVT"), except for the WM Small Cap Growth Fund, were transferred intact to a new corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC"), as shown above. As part of the same transaction, the WM Small Cap Growth Fund, a portfolio of the WMVT, merged into the PVC SmallCap Growth Account, an existing portfolio of the PVC.


(6) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

                                     TABLE 2


         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)      (%)
----------                                                      ----------  ------  ------  ----  ----------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                       5/1/01    -0.44     0.55  N/A      1.55

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                    5/1/01     2.27     3.87  N/A      2.72
   Quality Bond Portfolio                                          5/1/01     2.64     3.00  N/A      2.96

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS
SHARES)                                                            5/1/01     7.64    -0.01  N/A     -3.24

DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   5/15/00     3.45     3.79  N/A      4.92
   DWS Global Opportunities VIP                                    5/1/01    20.61    14.86  N/A      9.62
   DWS Growth and Income VIP                                       4/7/00    12.26     3.99  N/A      0.05
   DWS International VIP                                           4/7/00    24.41    10.82  N/A     -1.16

                     DWS VARIABLE SERIES II (CLASS A SHARES)

   DWS Dreman High Return Equity VIP                               4/7/00    17.31     8.25  N/A      10.31

                                     TABLE 2


         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                                       Life of
                                                                Subaccount  1 Year  5 Year  10 Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)     (%)        (%)
----------                                                      ----------  ------  ------  -------  ----------
   DWS Government & Agency Securities VIP                         4/7/00      2.90    2.86    N/A        4.07
   DWS High Income VIP                                            6/7/00      9.14    8.56    N/A        5.52
   DWS Money Market VIP (formerly DWS Variable Series I Money
      Market VIP)(3)                                              6/7/00      3.35    0.85    N/A        1.47
   DWS Small Cap Growth VIP                                       4/7/00      3.99    0.80    N/A       -8.79

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                  5/1/01      5.44    0.29    N/A       -2.19
   Fidelity VIP Index 500 Portfolio                               5/1/01     14.22    4.62    N/A        2.26
   Fidelity VIP Mid Cap Portfolio                                 5/1/01     11.23   14.28    N/A       13.10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                  5/1/01      7.38    3.16    N/A        1.46
   Franklin Small Cap Value Securities Fund                       5/1/05     15.58     N/A    N/A       20.10
   Templeton Developing Markets Securities Fund                   8/4/00     26.56   23.95    N/A       13.23
   Templeton Global Asset Allocation Fund                         5/1/01     19.66   11.48    N/A        8.29

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                              5/1/01      7.25    1.42    N/A       -0.96
   Goldman Sachs Mid Cap Value Fund (4)                           5/1/01     14.77   13.69    N/A       13.19
   Goldman Sachs Structured Small Cap Equity Fund                 5/1/01     10.92   10.09    N/A        9.18

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                5/1/01      9.08    5.14    N/A        3.76
   Janus Aspen Forty Portfolio (Institutional Shares)             4/7/00      8.03    6.88    N/A       -3.38
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)          5/1/01     11.94    6.85    N/A        1.24

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          6/7/00      0.95    3.36    N/A        4.13
   PIMCO VIT Low Duration Portfolio                               5/15/00     2.71    1.96    N/A        3.26

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)(5)
   PVC Equity Income  Account I (formerly WM Equity Income        5/1/01     16.44   10.41    N/A        9.52
      Fund)
   PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund)      5/1/01     15.16   10.07    N/A        9.73
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)                                                5/1/01     -8.94    0.17    N/A       -2.51
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                5/1/05     10.41     N/A    N/A       16.12

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(5)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                  9/3/02      9.04     N/A    N/A       10.28
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                            9/3/02      7.19     N/A    N/A        7.98
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                              9/3/02     10.60     N/A    N/A       12.41
   PVC SAM Flexible Income Portfolio (formerly WM SAM Flexible
      Income Portfolio)                                           9/3/02      5.32     N/A    N/A        6.09
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                 9/3/02     11.41     N/A    N/A       13.84

         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                 WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR
                     GUARANTEED RETIREMENT INCOME BENEFIT(6)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                                                       Life of
                                                                Subaccount  1 Year  5 Year  10 Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)     (%)        (%)
----------                                                      ----------  ------  ------  -------  ----------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                      5/1/01     -0.68    0.30    N/A        1.30

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                   5/1/01      2.02    3.62    N/A        2.46
   Quality Bond Portfolio                                         5/1/01      2.39    2.75    N/A        2.71

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)                                                  5/1/01      7.38   -0.26    N/A       -3.47

DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   5/15/00     3.20    3.53    N/A        4.66
   DWS Global Opportunities VIP                                   5/1/01     20.32   14.58    N/A        9.35
   DWS Growth and Income VIP                                      4/7/00     11.98    3.74    N/A       -0.19
   DWS International VIP                                          4/7/00     24.10   10.55    N/A       -1.41

DWS VARIABLE SERIES II (CLASS A SHARES)
   DWS Dreman High Return Equity VIP                              4/7/00     17.02    7.98    N/A       10.04
   DWS Government & Agency Securities VIP                         4/7/00      2.65    2.61    N/A        3.82
   DWS High Income VIP                                            6/7/00      8.87    8.29    N/A        5.26
   DWS Money Market VIP (formerly DWS Variable Series I
      Money Market VIP)(3)                                        6/7/00      3.10    0.60    N/A        1.22
   DWS Small Cap Growth VIP                                       4/7/00      3.74    0.55    N/A       -9.02

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                  5/1/01      5.18    0.04    N/A       -2.43
   Fidelity VIP Index 500 Portfolio                               5/1/01     13.94    4.36    N/A        2.01
   Fidelity VIP Mid Cap Portfolio                                 5/1/01     10.96   14.00    N/A       12.82

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                  5/1/01      7.12    2.91    N/A        1.21
   Franklin Small Cap Value Securities Fund                       5/1/05     15.29     N/A    N/A       19.80
   Templeton Developing Markets Securities Fund                   8/4/00     26.25   23.65    N/A       12.95
   Templeton Global Asset Allocation Fund                         5/1/01     19.37   11.21    N/A        8.03

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                              5/1/01      6.99    1.17    N/A       -1.20
   Goldman Sachs Mid Cap Value Fund(4)                            5/1/01     14.49   13.41    N/A       12.91
   Goldman Sachs Structured Small Cap Equity Fund                 5/1/01     10.65    9.82    N/A        8.91

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                5/1/01      8.82    4.88    N/A        3.50
   Janus Aspen Forty Portfolio (Institutional Shares)             4/7/00      7.76    6.61    N/A       -3.62
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)          5/1/01     11.67    6.59    N/A        0.99

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          6/7/00      0.70    3.11    N/A        3.87
   PIMCO VIT Low Duration Portfolio                               5/15/00     2.46    1.71    N/A        3.01

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)(5)
   PVC Equity Income  Account I (formerly WM Equity Income
      Fund)                                                       5/1/01     16.15   10.14    N/A        9.25
   PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund)      5/1/01     14.88    9.80    N/A        9.46
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund )                                               5/1/01     -9.16   -0.08    N/A       -2.76
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                5/1/05     10.14     N/A    N/A       15.83

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(5)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                  9/3/02      8.78     N/A    N/A       10.01
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                            9/3/02      6.93     N/A    N/A        7.71

   NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2006(1) WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME BENEFIT(6)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)      (%)
----------                                                      ----------  ------  ------  ----  ----------
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                              9/3/02     10.33    N/A    N/A     12.14
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                  9/3/02      5.07    N/A    N/A     5.83
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                 9/3/02     11.14    N/A    N/A     13.56



   NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2006(1) WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT(6)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)      (%)
----------                                                      ----------  ------  ------  ----  ----------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                      5/1/01     -0.92    0.05   N/A      1.05
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                   5/1/01      1.77    3.36   N/A      2.21
   Quality Bond Portfolio                                         5/1/01      2.14    2.50   N/A      2.46
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                     5/1/01      7.12   -0.51   N/A     -3.71
DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                  5/15/00      2.94    3.28   N/A      4.41
   DWS Global Opportunities VIP                                   5/1/01     20.02   14.30   N/A      9.08
   DWS Growth and Income VIP                                      4/7/00     11.71    3.48   N/A     -0.44
   DWS International VIP                                          4/7/00     23.79   10.28   N/A     -1.65

                     DWS VARIABLE SERIES II (CLASS A SHARES)

   DWS Dreman High Return Equity VIP                              4/7/00     16.74    7.71   N/A      9.77
   DWS Government & Agency Securities VIP                         4/7/00      2.40    2.36   N/A      3.56
   DWS High Income VIP                                            6/7/00      8.61    8.02   N/A      5.00
   DWS Money Market VIP (formerly DWS Variable Series I           6/7/00      2.84    0.35   N/A      0.98
      Money Market VIP)(3)
   DWS Small Cap Growth VIP                                       4/7/00      3.48    0.30   N/A     -9.24

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                  5/1/01      4.93   -0.20   N/A     -2.67
   Fidelity VIP Index 500 Portfolio                               5/1/01     13.66    4.11   N/A      1.76
   Fidelity VIP Mid Cap Portfolio                                 5/1/01     10.69   13.72   N/A     12.54

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                  5/1/01      6.85    2.65   N/A      0.96
   Franklin Small Cap Value Securities Fund                       5/1/05     15.01     N/A   N/A     19.51
   Templeton Developing Markets Securities Fund                   8/4/00     25.94   23.34   N/A     12.67
   Templeton Global Asset Allocation Fund                         5/1/01     19.07   10.94   N/A      7.76

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                              5/1/01      6.72    0.92   N/A     -1.45
   Goldman Sachs Mid Cap Value Fund (4)                           5/1/01     14.20   13.13   N/A     12.63
   Goldman Sachs Structured Small Cap Equity Fund                 5/1/01     10.37    9.55   N/A      8.64

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                5/1/01      8.55    4.62   N/A      3.25
   Janus Aspen Forty Portfolio (Institutional Shares)             4/7/00      7.50    6.35   N/A     -3.86
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)          5/1/01     11.39    6.33   N/A      0.74

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          6/7/00      0.45    2.86   N/A      3.62
   PIMCO VIT Low Duration Portfolio                              5/15/00      2.21    1.46   N/A      2.75

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)(5)
   PVC Equity Income  Account I (formerly WM Equity Income        5/1/01     15.87    9.87   N/A      8.98

   NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2006(1) WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT(6)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                             10     Life of
                                                                Subaccount  1 Year  5 Year  Year  Subaccount
SUBACCOUNT                                                      Start Date    (%)     (%)    (%)      (%)
----------                                                      ----------  ------  ------  ----  ----------
      Fund)
   PVC MidCap Stock Account (formerly WM Mid Cap Stock
      Fund)                                                       5/1/01     14.60    9.53   N/A      9.19
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)                                                5/1/01     -9.39   -0.33   N/A     -3.00
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                5/1/05      9.86     N/A   N/A     15.55

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(5)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                  9/3/02      8.51     N/A   N/A      9.74
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                            9/3/02      6.66     N/A   N/A      7.45
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                              9/3/02     10.05     N/A   N/A     11.86
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                  9/3/02      4.81     N/A   N/A      5.57
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                 9/3/02     10.86     N/A   N/A     13.28


----------

(1) Non-Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results;
     (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, but (4) not any Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.08 % based on an average account value of $35,665 on 12/31/06. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.


(3) Effective 11/3/06, pursuant to shareholder approval, (DWS) Money Market VIP, a portfolio of DWS Variable Series I, merged into the DWS Money Market VIP, an existing portfolio of DWS Variable Series II. An investment in the DWS Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the DWS Money Market VIP than its total return.


(4) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.


(5) Effective 1/5/07, pursuant to shareholder approval, each of the portfolios of the WM Variable Trust ("WMVT"), except for the WM Small Cap Growth Fund, were transferred intact to a new corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC"), as shown above. As part of the same transaction, the WM Small Cap Growth Fund, a portfolio of the WMVT, merged into the PVC SmallCap Growth Account, an existing portfolio of the PVC.



(6) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.


     TIME PERIODS BEFORE THE DATE THE VARIABLE ACCOUNT COMMENCED OPERATIONS

     The variable account may also disclose non-standardized total return for time periods before the variable account commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

               TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS


     The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2006. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.


                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT

                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                              10    Life of
                                                                 Portfolio  1 Year  5 Year   Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)    (%)      (%)
---------                                                       ----------  ------  ------  -----  ---------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                      3/15/95    -6.30   -0.16   1.37     4.37

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                   8/31/90    -3.75    3.20   5.15    19.45
   Quality Bond Portfolio                                         8/31/90    -3.40    2.31   3.95     5.31

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS
   SHARES)(3)                                                     10/7/93     1.31   -0.72   3.25     6.01

DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   7/16/85    -2.64    3.11   4.29     5.62
   DWS Global Opportunities VIP                                    5/1/96    14.07   14.42  11.26     9.06
   DWS Growth and Income VIP                                       5/2/94     5.72    3.33   3.90     6.16
   DWS International VIP                                           5/1/87    17.86   10.31   5.42     5.76

DWS VARIABLE SERIES II (CLASS A SHARES)
   DWS Dreman High Return Equity VIP                               5/4/98    10.77    7.68    N/A     4.52
   DWS Government & Agency Securities VIP                          9/3/87    -3.16    2.17   4.23     5.14
   DWS High Income VIP                                             4/6/82     2.71    8.00   4.37     8.57
   DWS Money Market VIP (formerly DWS Variable Series I
      Money Market VIP)(4)                                        7/16/85    -2.73    0.14   2.32     3.23
   DWS Small Cap Growth VIP                                        5/2/94    -2.13    0.09   2.87     6.17

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                  10/9/86    -0.77   -0.41   5.10     8.86
   Fidelity VIP Index 500 Portfolio                               8/27/92     7.68    3.97   6.61     8.22
   Fidelity VIP Mid Cap Portfolio                                12/28/98     4.69   13.83    N/A    16.27

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                  11/1/95     1.06    2.47   6.05     7.20
   Franklin Small Cap Value Securities Fund                        5/1/98     9.03   11.36    N/A     5.74
   Templeton Developing Markets Securities Fund                    3/4/96    20.02   23.62   3.88     0.69
   Templeton Global Asset Allocation Fund                         8/24/88    13.12   10.98   8.11     8.17

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                              4/30/98     0.94    0.71    N/A     0.93
   Goldman Sachs Mid Cap Value Fund(7)                             5/1/98     8.23   13.22    N/A     8.22
   Goldman Sachs Structured Small Cap Equity Fund                 2/13/98     4.39    9.57    N/A     5.23

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)             9/13/93     2.66    4.50   8.71     9.01
   Janus Aspen Forty Portfolio (Institutional Shares)              5/1/97     1.67    6.28    N/A    10.42
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)       9/13/93     5.40    6.25   6.15     8.38

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          2/16/99    -4.99    2.68    N/A     3.43

                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT

                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                              10    Life of
                                                                 Portfolio  1 Year  5 Year   Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)    (%)      (%)
---------                                                       ----------  ------  ------  -----  ---------
   PIMCO VIT Low Duration Portfolio                               2/16/99    -3.34    1.24   N/A      2.63

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)(9)
   PVC Equity Income  Account I (formerly WM Equity Income
      Fund)(10)                                                   4/28/98     9.90    9.89   #N/A     6.88
   PVC MidCap Stock Account (formerly WM Mid Cap Stock
      Fund)(10)                                                    5/1/00     8.62    9.54   #N/A     9.04
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)(11)                                             5/1/98     1.05   -1.80   #N/A    -0.45
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                11/6/01     3.91    6.46   #N/A     5.81

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIO (9)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                  11/5/01      2.62   5.44   #N/A     4.16
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                            11/5/01      0.88   4.85   #N/A     3.63
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                              11/5/01      4.09   5.64   #N/A     4.37
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                  11/5/01     -0.88   4.13   #N/A     3.13
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                 11/5/01      4.87   5.57   #N/A     4.43



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                 WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR
                    GUARANTEED RETIREMENT INCOME BENEFIT(12)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                                              10    Life of
                                                                 Portfolio  1 Year  5 Year   Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)    (%)      (%)
---------                                                       ----------  ------  ------  -----  ---------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                      3/15/95    -6.53   -0.41   1.12     4.13

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                   8/31/90    -3.99    2.94   4.89    19.17
   Quality Bond Portfolio                                         8/31/90    -3.64    2.05   3.69     5.07

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)(3)                                               10/7/93     1.06   -0.96   2.99     5.76

DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   7/16/85    -2.88    2.85   4.03     5.37
   DWS Global Opportunities VIP                                    5/1/96    13.78   14.13  10.99     8.81
   DWS Growth and Income VIP                                       5/2/94     5.44    3.06   3.65     5.92
   DWS International VIP                                           5/1/87    17.56   10.03   5.16     5.52

DWS VARIABLE SERIES II (CLASS A SHARES)
   DWS Dreman High Return Equity VIP                               5/4/98    10.48    7.41    N/A     4.29
   DWS Government & Agency Securities VIP                          9/3/87    -3.39    1.91   3.97     4.89
   DWS High Income VIP                                             4/6/82     2.46    7.72   4.11     8.32

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1) WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(12)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                                                      Life of
                                                                 Portfolio  1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)     (%)       (%)
---------                                                       ----------  ------  ------  -------  ---------
   DWS Money Market VIP (formerly DWS Variable Series I
      Money Market VIP)(4)                                        7/16/85    -2.97   -0.11    2.06      2.98
   DWS Small Cap Growth VIP                                        5/2/94    -2.37   -0.16    2.61      5.93

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                  10/9/86    -1.01   -0.66    4.83      8.60
   Fidelity VIP Index 500 Portfolio                               8/27/92     7.40    3.71    6.35      7.96
   Fidelity VIP Mid Cap Portfolio                                12/28/98     4.43   13.54     N/A     16.02

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                  11/1/95     0.81    2.21    5.78      6.95
   Franklin Small Cap Value Securities Fund                        5/1/98     8.75   11.07     N/A      5.50
   Templeton Developing Markets Securities Fund                    3/4/96    19.71   23.32    3.63      0.46
   Templeton Global Asset Allocation Fund                         8/24/88    12.82   10.70    7.84      7.91

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                              4/30/98     0.69    0.46     N/A      0.70
   Goldman Sachs Mid Cap Value Fund(7)                             5/1/98     7.94   12.94     N/A      7.98
   Goldman Sachs Structured Small Cap Equity Fund                 2/13/98     4.13    9.29     N/A      5.00

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)             9/13/93     2.41    4.24    8.44      8.76
   Janus Aspen Forty Portfolio (Institutional Shares)              5/1/97     1.42    6.01     N/A     10.17
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)       9/13/93     5.12    5.99    5.88      8.12

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          2/16/99    -5.23    2.42     N/A      3.20
   PIMCO VIT Low Duration Portfolio                               2/16/99    -3.57    0.99     N/A      2.40

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)(9)
   PVC Equity Income  Account I (formerly WM Equity Income
      Fund)(10)                                                   4/28/98     9.61    9.61     N/A      6.65
   PVC MidCap Stock Account (formerly WM Mid Cap Stock
      Fund)(10)                                                    5/1/00     8.34    9.26     N/A      8.81
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)(11)                                             5/1/98     0.79   -2.05     N/A     -0.67
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                11/6/01     3.65    6.18     N/A      5.59

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS (9)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                  11/5/01     2.37    5.17     N/A      3.94
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                            11/5/01     0.63    4.59     N/A      3.41
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                              11/5/01     3.83    5.37     N/A      4.15
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                  11/5/01    -1.12    3.87     N/A      2.92
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                 11/5/01     4.59    5.30     N/A      4.22



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                          RETIREMENT INCOME BENEFIT(12)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                                                      Life of
                                                                 Portfolio  1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)     (%)       (%)
---------                                                       ----------  ------  ------  -------  ---------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                      3/15/95    -6.76   -0.65    0.87      3.89

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                          RETIREMENT INCOME BENEFIT(12)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                                                      Life of
                                                                 Portfolio  1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)     (%)       (%)
---------                                                       ----------  ------  ------  -------  ---------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                   8/31/90    -4.23    2.68    4.63     18.89
   Quality Bond Portfolio                                         8/31/90    -3.87    1.79    3.43      4.82

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES) (3)                                        10/7/93     0.81   -1.20    2.74      5.52

DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   7/16/85    -3.12    2.59    3.77      5.13
   DWS Global Opportunities VIP                                    5/1/96    13.48   13.84   10.71      8.56
   DWS Growth and Income VIP                                       5/2/94     5.17    2.80    3.39      5.68
   DWS International VIP                                           5/1/87    17.25    9.75    4.90      5.27

DWS VARIABLE SERIES II (CLASS A SHARES)
   DWS Dreman High Return Equity VIP                               5/4/98    10.20    7.14     N/A      4.07
   DWS Government & Agency Securities VIP                          9/3/87    -3.63    1.65    3.72      4.65
   DWS High Income VIP                                             4/6/82     2.21    7.45    3.85      8.06
   DWS Money Market VIP (formerly DWS Variable Series
      I Money Market VIP)(4)                                      7/16/85    -3.21   -0.35    1.81     2.74
   DWS Small Cap Growth VIP                                        5/2/94    -2.61   -0.40    2.36      5.69

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                  10/9/86    -1.25   -0.90    4.57      8.34
   Fidelity VIP Index 500 Portfolio                               8/27/92     7.12    3.44    6.08      7.71
   Fidelity VIP Mid Cap Portfolio                                12/28/98     4.17   13.26     N/A     15.76

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                  11/1/95     0.56    1.95    5.52      6.71
   Franklin Small Cap Value Securities Fund                        5/1/98     8.47   10.79     N/A      5.26
   Templeton Developing Markets Securities Fund                    3/4/96    19.40   23.01    3.37      0.23
   Templeton Global Asset Allocation fund                         8/24/88    12.53   10.42    7.57      7.66

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                              4/30/98     0.44    0.21     N/A      0.48
   Goldman Sachs Mid Cap Value Fund(7)                             5/1/98     7.66   12.65     N/A      7.74
   Goldman Sachs Structured Small Cap Equity Fund                 2/13/98     3.87    9.01     N/A      4.77

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)             9/13/93     2.16    3.97    8.17      8.50
   Janus Aspen Forty Portfolio (Institutional Shares)              5/1/97     1.17    5.74     N/A      9.93
   Janus Aspen Mid Cap Growth Portfolio (Service
      Shares)(8)                                                  9/13/93     4.85    5.72    5.62      7.87

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged           2/16/99    -5.46    2.16     N/A      2.98
   PIMCO VIT Low Duration Portfolio                               2/16/99    -3.81    0.74     N/A      2.18

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES) (9)
   PVC Equity Income  Account I (formerly WM Equity
      Income Fund)(10)                                            4/28/98     9.33    9.33     N/A      6.41
   PVC MidCap Stock Account (formerly WM Mid Cap Stock
      Fund)(10)                                                    5/1/00     8.05    8.99     N/A      8.58
   PVC SmallCap Growth Account (successor to WM Small
      Cap Growth Fund)(11)                                         5/1/98     0.54   -2.30     N/A     -0.89
   PVC West Coast Equity Account (formerly WM West
      Coast Equity Fund)                                          11/6/01     3.40    5.91     N/A      5.37

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS (9)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                  11/5/01     2.12    4.90     N/A      3.73
   PVC SAM Conservative Balanced Portfolio (formerly WM
      SAM Conservative Balanced Portfolio)                        11/5/01     0.38    4.32     N/A      3.20

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                          RETIREMENT INCOME BENEFIT(12)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                                                      Life of
                                                                 Portfolio  1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)     (%)       (%)
---------                                                       ----------  ------  ------  -------  ---------
   PVC SAM Conservative Growth Portfolio (formerly WM
      SAM Conservative Growth Portfolio)                          11/5/01     3.57    5.11     N/A      3.94
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                  11/5/01    -1.36    3.60     N/A      2.70
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                 11/5/01     4.34    5.03     N/A      4.01


----------


(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.08 % based on an average account value of $35,665 on 12/31/06. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/06, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.



(4) Effective 11/3/06, pursuant to shareholder approval, (DWS) Money Market VIP, a portfolio of DWS Variable Series I, merged into the DWS Money Market VIP, an existing portfolio of DWS Variable Series II. An investment in the DWS Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the DWS Money Market VIP than its total return.



(5) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/06, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.



(6) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 1/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/06, and the performance of Class 1 shares from their inception (11/1/95, 5/1/98, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.


(7) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.


(8) The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/06, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%



(9) Effective 1/5/07, pursuant to shareholder approval, each of the portfolios of the WM Variable Trust ("WMVT"), except for the WM Small Cap Growth Fund, were transferred intact to a new corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC"), as shown above. As part of the same transaction, the WM Small Cap Growth Fund, a portfolio of the WMVT, merged into the PVC SmallCap Growth Account, an existing portfolio of the PVC.



(10) The performance of the portfolios of the PVC (formerly WM Variable Trust) reflects the performance of each portfolio's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/1/01) until 12/31/06, and the performance of Class 1 shares from their inception (4/28/98 and 5/1/00, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.



(11) Historical performance information for the period prior to 1/5/07 has been derived from the performance history of the successor portfolio, PVC SmallCap Growth Account.



(12) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                                      Life of
                                                                 Portfolio  1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)     (%)       (%)
---------                                                       ----------  ------  ------  -------  ---------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                      3/15/95    -0.44    0.55    1.37      4.37
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                   8/31/90     2.27    3.87    5.15     19.45
   Quality Bond Portfolio                                         8/31/90     2.64    3.00    3.95      5.31
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)(3)                                               10/7/93     7.64   -0.01    3.25      6.01
DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   7/16/85     3.45    3.79    4.29      5.62
   DWS Global Opportunities VIP                                    5/1/96    20.61   14.86   11.26      9.06
   DWS Growth and Income VIP                                       5/2/94    12.26    3.99    3.90      6.16
   DWS International VIP                                           5/1/87    24.41   10.82    5.42      5.76
DWS VARIABLE SERIES II (CLASS A SHARE)
   DWS Dreman High Return Equity VIP                               5/4/98    17.31    8.25     N/A      4.52
   DWS Government & Agency Securities VIP                          9/3/87     2.90    2.86    4.23      5.14
   DWS High Income VIP                                             4/6/82     9.14    8.56    4.37      8.57
   DWS Money Market VIP (formerly DWS Variable Series I           7/16/85     3.35    0.85    2.32      3.23
      Money Market VIP)(4)
   DWS Small Cap Growth VIP                                        5/2/94     3.99    0.80    2.87      6.17
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                  10/9/86     5.44    0.29    5.10      8.86
   Fidelity VIP Index 500 Portfolio                               8/27/92    14.22    4.62    6.61      8.22
   Fidelity VIP Mid Cap Portfolio                                12/28/98    11.23   14.28     N/A     16.27
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                  11/1/95     7.38    3.16    6.05      7.20
   Franklin Small Cap Value Securities Fund                        5/1/98    15.58   11.86     N/A      5.74
   Templeton Developing Markets Securities Fund                    3/4/96    26.56   23.95    3.88      0.69
   Templeton Global Asset Allocation Fund                         8/24/88    19.66   11.48    8.11      8.17
GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                              4/30/98     7.25    1.42     N/A      0.93
   Goldman Sachs Mid Cap Value Fund(7)                             5/1/98    14.77   13.69     N/A      8.22
   Goldman Sachs Structured Small Cap Equity Fund                 2/13/98    10.92   10.09     N/A      5.23
   JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)             9/13/93     9.08    5.14    8.71      9.01
   Janus Aspen Forty Portfolio (Institutional Shares)              5/1/97     8.03    6.88     N/A     10.42
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)       9/13/93    11.94    6.85    6.15      8.38
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          2/16/99     0.95    3.36     N/A      3.43
   PIMCO VIT Low Duration Portfolio                               2/16/99     2.71    1.96     N/A      2.63
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)(9)
   PVC Equity Income  Account I (formerly WM Equity Income        4/28/98    16.44   10.41     N/A      6.88
      Fund)(10)
   PVC MidCap Stock Account (formerly WM Mid Cap Stock
      Fund)(10)                                                    5/1/00    15.16   10.07     N/A      9.22
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)(11)                                             5/1/98     7.37   -1.11     N/A     -0.45

                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                                      Life of
                                                                 Portfolio  1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)     (%)       (%)
---------                                                       ----------  ------  ------  -------  ---------
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                11/6/01    10.41    7.05     N/A      6.25
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS (9)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                  11/5/01     9.04    6.05     N/A      4.63
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                            11/5/01     7.19    5.48     N/A      4.11
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                              11/5/01    10.60    6.25     N/A      4.84
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                  11/5/01     5.32    4.78     N/A      3.62
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                 11/5/01    11.41    6.18     N/A      4.90



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                               INCOME BENEFIT(12)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                                                      Life of
                                                                 Portfolio  1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)     (%)       (%)
---------                                                       ----------  ------  ------  -------  ---------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                      3/15/95    -0.68    0.30    1.12      4.13
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                   8/31/90     2.02    3.62    4.89     19.17
   Quality Bond Portfolio                                         8/31/90     2.39    2.75    3.69      5.07
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE           10/7/93     7.38   -0.26    2.99      5.76
CLASS SHARES)(3)
DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   7/16/85     3.20    3.53    4.03      5.37
   DWS Global Opportunities VIP                                    5/1/96    20.32   14.58   10.99      8.81
   DWS Growth and Income VIP                                       5/2/94    11.98    3.74    3.65      5.92
   DWS International VIP                                           5/1/87    24.10   10.55    5.16      5.52

DWS VARIABLE SERIES II  (CLASS A SHARES)
   DWS Dreman High Return Equity VIP                               5/4/98    17.02    7.98     N/A      4.29
   DWS Government & Agency Securities VIP                          9/3/87     2.65    2.61    3.97      4.89
   DWS High Income VIP                                             4/6/82     8.87    8.29    4.11      8.32
   DWS Money Market VIP (formerly DWS Variable Series I
      Money Market VIP)4                                          7/16/85     3.10    0.60    2.06      2.98
   DWS Small Cap Growth VIP                                        5/2/94     3.74    0.55    2.61      5.93
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                  10/9/86     5.18    0.04    4.83      8.60
   Fidelity VIP Index 500 Portfolio                               8/27/92    13.94    4.36    6.35      7.96
   Fidelity VIP Mid Cap Portfolio                                12/28/98    10.96   14.00     N/A     16.02
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                  11/1/95     7.12    2.91    5.78      6.95

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
       INCOME BENEFIT(12) (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                                             10    Life of
                                                                 Portfolio  1 Year  5 Year  Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)    (%)     (%)
---------                                                       ----------  ------  ------  ----  ---------
   Franklin Small Cap Value Securities Fund                        5/1/98    15.29   11.58   N/A     5.50
   Templeton Developing Markets Securities Fund                    3/4/96    26.25   23.65  3.63     0.46
   Templeton Global Asset Allocation Fund                         8/24/88    19.37   11.21  7.84     7.91

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                              4/30/98     6.99    1.17   N/A     0.70
   Goldman Sachs Mid Cap Value Fund(7)                             5/1/98    14.49   13.41   N/A     7.98
   Goldman Sachs Structured Small Cap Equity Fund                 2/13/98    10.65    9.82   N/A     5.00

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)             9/13/93     8.82    4.88  8.44     8.76
   Janus Aspen Forty Portfolio (Institutional Shares)              5/1/97     7.76    6.61   N/A    10.17
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)       9/13/93    11.67    6.59  5.88     8.12

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          2/16/99     0.70    3.11   N/A     3.20
   PIMCO VIT Low Duration Portfolio                               2/16/99     2.46    1.71   N/A     2.40

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES) (9)
   PVC Equity Income Account I (formerly WM Equity Income
      Fund)(10)                                                   4/28/98    16.15   10.14   N/A     6.65
   PVC MidCap Stock Account (formerly WM Mid Cap Stock
      Fund)(10)                                                    5/1/00    14.88    9.80   N/A     8.99
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)(11)                                             5/1/98     7.10   -1.36   N/A    -0.67
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                11/6/01    10.14    6.78   N/A     6.04

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)

STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS (9)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                  11/5/01     8.78    5.79   N/A     4.42
   PVC SAM Conservative Balanced Portfolio (formerly WM
      SAM Conservative Balanced Portfolio)                        11/5/01     6.93    5.22   N/A     3.90
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                              11/5/01    10.33    5.99   N/A     4.63
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                  11/5/01     5.07    4.52   N/A     3.41
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                 11/5/01    11.14    5.92   N/A     4.69



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
       INCOME BENEFIT(12) (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                                              10    Life of
                                                                 Portfolio  1 Year  5 Year   Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)    (%)      (%)
---------                                                       ----------  ------  ------  -----  ---------
CALVERT VARIABLE SERIES, INC
   Calvert Social Small Cap Growth Portfolio                      3/15/95    -0.92    0.05   0.87     3.89

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                   8/31/90     1.77    3.36   4.63    18.89
   Quality Bond Portfolio                                         8/31/90     2.14    2.50   3.43     4.82

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)(3)                                               10/7/93     7.12   -0.51   2.74     5.52
DWS VARIABLE SERIES I (CLASS A SHARES)
   DWS Bond VIP                                                   7/16/85     2.94    3.28   3.77     5.13
   DWS Global Opportunities VIP                                    5/1/96    20.02   14.30  10.71     8.56
   DWS Growth and Income VIP                                       5/2/94    11.71    3.48   3.39     5.68

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2006(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
       INCOME BENEFIT(12) (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                                              10    Life of
                                                                 Portfolio  1 Year  5 Year   Year  Portfolio
PORTFOLIO                                                       Start Date    (%)     (%)    (%)      (%)
---------                                                       ----------  ------  ------  -----  ---------
   DWS International VIP                                           5/1/87    23.79   10.28   4.90     5.27

DWS VARIABLE SERIES II (CLASS A SHARES)
   DWS Dreman High Return Equity VIP                               5/4/98    16.74    7.71    N/A     4.07
   DWS Government & Agency Securities VIP                          9/3/87     2.40    2.36   3.72     4.65
   DWS High Income VIP                                             4/6/82     8.61    8.02   3.85     8.06
   DWS Money Market VIP (formerly DWS Variable Series I
      Money Market VIP)(4)                                        7/16/85     2.84    0.35   1.81     2.74
   DWS Small Cap Growth VIP                                        5/2/94     3.48    0.30   2.36     5.69

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                  10/9/86     4.93   -0.20   4.57     8.34
   Fidelity VIP Index 500 Portfolio                               8/27/92    13.66    4.11   6.08     7.71
   Fidelity VIP Mid Cap Portfolio                                12/28/98    10.69   13.72    N/A    15.76

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                  11/1/95     6.85    2.65   5.52     6.71
   Franklin Small Cap Value Securities Fund                        5/1/98    15.01   11.30    N/A     5.26
   Templeton Developing Markets Securities Fund                    3/4/96    25.94   23.34   3.37     0.23
   Templeton Global Asset Allocation Fund                         8/24/88    19.07   10.94   7.57     7.66

GOLDMAN SACHS VARIABLE INSURANCE TRUST (INSTITUTIONAL CLASS SHARES)
   Goldman Sachs Capital Growth Fund                              4/30/98     6.72    0.92    N/A     0.48
   Goldman Sachs Mid Cap Value Fund(7)                             5/1/98    14.20   13.13    N/A     7.74
   Goldman Sachs Structured Small Cap Equity Fund                 2/13/98    10.37    9.55    N/A     4.77

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)             9/13/93     8.55    4.62   8.17     8.50
   Janus Aspen Forty Portfolio (Institutional Shares)              5/1/97     7.50    6.35    N/A     9.93
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)       9/13/93    11.39    6.33   5.62     7.87

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          2/16/99     0.45    2.86    N/A     2.98
   PIMCO VIT Low Duration Portfolio                               2/16/99     2.21    1.46    N/A     2.18

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES) (9)
   PVC Equity Income Account I (formerly WM Equity Income
      Fund)(10)                                                   4/28/98    15.87    9.87    N/A     6.41
   PVC MidCap Stock Account (formerly WM Mid Cap Stock
      Fund)(10)                                                    5/1/00    14.60    9.53    N/A     8.76
   PVC SmallCap Growth Account (successor to WM Small Cap
      Growth Fund)(11)                                             5/1/98     6.83   -1.61    N/A    -0.89
   PVC West Coast Equity Account (formerly WM West Coast
      Equity Fund)                                                11/6/01     9.86    6.51    N/A     5.82

PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (FORMERLY WM VARIABLE TRUST) (CLASS 2 SHARES)

STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS (9)
   PVC SAM Balanced Portfolio (formerly WM SAM Balanced
      Portfolio)                                                  11/5/01     8.51    5.53    N/A     4.21
   PVC SAM Conservative Balanced Portfolio (formerly WM SAM
      Conservative Balanced Portfolio)                            11/5/01     6.66    4.96    N/A     3.69
   PVC SAM Conservative Growth Portfolio (formerly WM SAM
      Conservative Growth Portfolio)                              11/5/01    10.05    5.73    N/A     4.42
   PVC SAM Flexible Income Portfolio (formerly WM SAM
      Flexible Income Portfolio)                                  11/5/01     4.81    4.26    N/A     3.21
   PVC SAM Strategic Growth Portfolio (formerly WM SAM
      Strategic Growth Portfolio)                                 11/5/01    10.86    5.66    N/A     4.48


----------
(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and
     (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.08 % based on an average account value of $35,665 on 12/31/06. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/06, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.


(4) Effective 11/3/06, pursuant to shareholder approval, (DWS) Money Market VIP, a portfolio of DWS Variable Series I, merged into the DWS Money Market VIP, an existing portfolio of DWS Variable Series II. An investment in the DWS Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the DWS Money Market VIP than its total return.



(5) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/06, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.



(6) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 1/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/06, and the performance of Class 1 shares from their inception (11/1/95, 5/1/98, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.


(7) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.


(8) The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/06, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%



(9) Effective 1/5/07, pursuant to shareholder approval, each of the portfolios of the WM Variable Trust ("WMVT"), except for the WM Small Cap Growth Fund, were transferred intact to a new corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC"), as shown above. As part of the same transaction, the WM Small Cap Growth Fund, a portfolio of the WMVT, merged into the PVC SmallCap Growth Account, an existing portfolio of the PVC.



(10) The performance of the portfolios of the PVC (formerly WM Variable Trust) reflects the performance of each portfolio's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/1/01) until 12/31/06, and the performance of Class 1 shares from their inception (4/28/98 and 5/1/00, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.



(11) Historic performance information for the period prior to 1/5/07 has been derived from the performance history of the successor portfolio, PVC SmallCap Growth Account.



(12) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.


NET INVESTMENT FACTOR

     The net investment factor is an index that measures the investment performance of a subaccount from one business day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:

     (X)  is the net result of:

          1. the net asset value per portfolio share held in the subaccount at the end of the current business day; PLUS

          2. the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current business day; LESS

          3. the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current business day.

     (Y) equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding business day.

     (Z) equals charges and fees deducted from the subaccount. These consist of:

          4. the percentage charge for mortality and expense risk on that business day;

          5. the percentage charge for administrative costs on that business day; and

          6. the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.

CONDENSED FINANCIAL INFORMATION


     The following tables of condensed financial information show accumulation unit values corresponding to the middle level of Variable Account Annual Expenses (1.40%) for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Tables for other sets of accumulation unit values that reflect the highest and lowest levels of the Variable Account Annual Expenses available under the Contract are found in Appendix A to the prospectus. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge or Surrender Charge that we subtract from your Contract Value by redeeming units. The data for 2006 used in the tables below is obtained from the audited financial statements of the variable account that can be found in this SAI.


  ONE OPTIONAL BENEFIT ELECTED (EITHER THE GUARANTEED MINIMUM DEATH BENEFIT OR
                  THE GUARANTEED RETIREMENT INCOME BENEFIT(1))
        (Total Variable Account Annual Charges of 1.40% of the daily net assets of the subaccount)

    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.04                     10.97                    20,832
2005                 12.32                     11.04                    22,148
2004                 11.31                     12.32                    23,577
2003                  8.22                     11.31                    21,095
2002                 10.76                      8.22                    17,014
2001*                10.14                     10.76                     1,192


*    Inception date of the subaccount was 5/1/01.

         Dreyfus Variable Investment Fund: Developing Leaders Portfolio
                             (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.37                     11.60                    121,250
2005                 10.92                     11.37                    121,507
2004                  9.97                     10.92                    114,405
2003                  7.70                      9.97                    106,947
2002                  9.67                      7.70                     75,947
2001*                10.05                      9.67                     18,825


*    Inception date of the subaccount was 5/1/01.

----------
(1) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

 Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.45                     11.73                    119,778
2005                 11.35                     11.45                    115,985
2004                 11.17                     11.35                    110,973
2003                 10.81                     11.17                    100,965
2002                 10.20                     10.81                     66,485
2001*                10.03                     10.20                     34,711


*    Inception date of the subaccount was 5/1/01.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  7.78                      8.37                    5,404
2005                  7.64                      7.78                    5,778
2004                  7.31                      7.64                    4,082
2003                  5.89                      7.31                    3,530
2002                  8.43                      5.89                    1,079
2001*                10.16                      8.43                      386


*    Inception date of the subaccount was 5/1/01.


              DWS Variable Series I: DWS Bond VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 12.99                     13.42                    247,369
2005                 12.84                     12.99                    226,351
2004                 12.36                     12.84                    210,729
2003                 11.93                     12.36                    189,845
2002                 11.23                     11.93                    154,887
2001                 10.77                     11.23                    112,382
2000*                 9.86                     10.77                     11,600


*    Inception date of the subaccount was 5/15/00.


      DWS Variable Series I: DWS Global Opportunities VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 13.89                     16.72                    148,263
2005                 11.92                     13.89                    143,348
2004                  9.80                     11.92                    140,443
2003                  6.66                      9.80                    132,860
2002                  8.43                      6.66                     83,497
2001*                10.03                      8.43                     18,661


*    Inception date of the subaccount was 5/1/01.

        DWS Variable Series I: DWS Growth and Income VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 8.85                       9.92                    208,918
2005                 8.46                       8.85                    208,175
2004                 7.79                       8.46                    210,768
2003                 6.23                       7.79                    213,540
2002                 8.22                       6.23                    234,880
2001                 9.39                       8.22                    243,408
2000*                9.98                       9.39                     65,137


*    Inception date of the subaccount was 4/7/00.


          DWS Variable Series I: DWS International VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 7.17                       8.90                    429,482
2005                 6.25                       7.17                    442,697
2004                 5.44                       6.25                    431,701
2003                 4.32                       5.44                    424,284
2002                 5.37                       4.32                    319,487
2001                 7.87                       5.37                    130,622
2000*                9.72                       7.87                     18,493


*    Inception date of the subaccount was 4/7/00.


   DWS Variable Series II: DWS Dreman High Return Equity VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 17.03                     19.94                    453,872
2005                 16.00                     17.03                    455,691
2004                 14.23                     16.00                    447,439
2003                 10.94                     14.23                    446,046
2002                 13.53                     10.94                    352,045
2001                 13.49                     13.53                    176,153
2000*                10.41                     13.49                     34,696



*    Inception date of the subaccount was 4/7/00.



 DWS Variable Series II: DWS Government & Agency Securities VIP(Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  12.76                     13.11                   143,702
2005                  12.61                     12.76                   177,367
2004                  12.33                     12.61                   183,823
2003                  12.22                     12.33                   204,115
2002                  11.47                     12.22                   199,213
2001                  10.82                     11.47                   144,984
2000*                 10.12                     10.82                    12,478



*    Inception date of the subaccount was 4/7/00.

          DWS Variable Series II: DWS High Income VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 12.63                     13.76                    192,251
2005                 12.33                     12.63                    182,457
2004                 11.12                     12.33                    168,730
2003                  9.05                     11.12                    156,162
2002                  9.20                      9.05                     98,458
2001                  9.09                      9.20                     27,721
2000*                 9.77                      9.09                      1,892


*    Inception date of the subaccount was 6/7/00.


  DWS Variable Series II: DWS Money Market VIP (formerly DWS Variable Series I:
                    (DWS) Money Market VIP) (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                10.67                     11.00                    39,397
2005                 10.53                     10.67                    52,688
2004                 10.58                     10.53                    42,131
2003                 10.64                     10.58                    47,359
2002                 10.63                     10.64                    46,643
2001                 10.38                     10.63                    19,140
2000**               10.09                     10.38                     5,925



* Effective 11/3/06, pursuant to shareholder approval, (DWS) Money Market VIP, a portfolio of DWS Variable Series I, merged into the DWS Money Market VIP, an existing portfolio of DWS Variable Series II.



**   Inception date of the subaccount was 6/7/00.



        DWS Variable Series II: DWS Small Cap Growth VIP (Class A Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 4.52                       4.69                      61,881
2005                 4.28                       4.52                      62,658
2004                 3.91                       4.28                      60,932
2003                 2.98                       3.91                      62,833
2002                 4.54                       2.98                      56,979
2001                 6.47                       4.54                      50,573
2000*                8.79                       6.47                      25,641


*    Inception date of the subaccount was 4/7/00.


Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth Portfolio
                             (Service Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  8.44                      8.88                     462,517
2005                  8.10                      8.44                     450,742
2004                  7.95                      8.10                     427,072
2003                  6.07                      7.95                     358,773
2002                  8.82                      6.07                     248,351
2001*                10.15                      8.82                      53,564



*    Inception date of the subaccount was 5/1/01.

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 10.00                     11.40                     411,980
2005                  9.69                     10.00                     391,589
2004                  8.89                      9.69                     358,521
2003                  7.03                      8.89                     333,155
2002                  9.17                      7.03                     191,812
2001*                10.13                      9.17                      50,245


*    Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 17.99                      19.97                   154,737
2005                 15.43                      17.99                   136,499
2004                 12.54                      15.43                   118,192
2003                  9.18                      12.54                    93,911
2002                 10.33                       9.18                    68,318
2001*                10.04                      10.33                    17,855


*    Inception date of the subaccount was 5/1/01.

  Franklin Templeton Variable Insurance Products Trust: Franklin Small-Mid Cap
                     Growth Securities Fund (Class 2 Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 10.15                     10.88                      72,326
2005                  9.82                     10.15                      76,053
2004                  8.94                      9.82                      74,661
2003                  6.60                      8.94                      70,358
2002                  9.39                      6.60                      38,755
2001*                10.11                      9.39                       9,415


*    Inception date of the subaccount was 5/1/01.

 Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Value
                        Securities Fund (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.35                     13.09                    21,636
2005*                10.07                     11.35                     4,594


*    Inception date of the subaccount was 5/2/05.

   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 14.42                     18.22                    86,683
2005                 11.48                     14.42                    56,993
2004                  9.33                     11.48                    23,483
2003                  6.19                      9.33                     9,052
2002                  6.28                      6.19                     7,779
2001                  6.93                      6.28                     7,945
2000*                 8.30                      6.93                     8,991


*    Inception date of the subaccount was 8/4/00.

  Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                        Allocation Fund (Class 2 Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 13.14                     15.69                    32,912
2005                 12.86                     13.14                    29,653
2004                 11.27                     12.86                    16,982
2003                  8.66                     11.27                    12,119
2002                  9.19                      8.66                     6,158
2001*                10.08                      9.19                     1,126


*    Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund
                          (Institutional Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  8.90                      9.53                    398,145
2005                  8.77                      8.90                    384,868
2004                  8.15                      8.77                    354,016
2003                  6.68                      8.15                    325,133
2002                  8.95                      6.68                    194,438
2001*                10.15                      8.95                     43,753


*    Inception date of the subaccount was 5/1/01.


   Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund**
                          (Institutional Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 17.50                     20.04                    176,174
2005                 15.72                     17.50                    181,061
2004                 12.67                     15.72                    167,137
2003                 10.00                     12.67                    156,935
2002                 10.64                     10.00                    111,889
2001*                10.03                     10.64                     35,761


*    Inception date of the subaccount was 5/1/01.

** As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.


   Goldman Sachs Variable Insurance Trust: Goldman Sachs Structured Small Cap
                    Equity Fund (Institutional Class Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 14.83                     16.43                    18,796
2005                 14.18                     14.83                    10,892
2004                 12.36                     14.18                     5,719
2003                  8.59                     12.36                     1,145
2002                 10.24                      8.59                       831
2001*                10.08                     10.24                       167


*    Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.30                     12.31                    95,698
2005                 10.65                     11.30                    79,340
2004                  9.97                     10.65                    82,942
2003                  8.89                      9.97                    66,359
2002                  9.66                      8.89                    44,325
2001*                10.07                      9.66                     2,794


*    Inception date of the subaccount was 5/1/01.

     Janus Aspen Series: Janus Aspen Forty Portfolio (Institutional Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 6.78                       7.31                    910,226
2005                 6.09                       6.78                    905,447
2004                 5.22                       6.09                    917,752
2003                 4.39                       5.22                    947,903
2002                 5.28                       4.39                    796,464
2001                 6.84                       5.28                    619,380
2000*                9.30                       6.84                    175,932


*    Inception date of the subaccount was 4/7/00.

    Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                  9.53                     10.65                    30,489
2005                  8.62                      9.53                    33,229
2004                  7.26                      8.62                    31,030
2003                  5.46                      7.26                    32,387
2002                  7.70                      5.46                    31,886
2001*                10.01                      7.70                    23,490


*    Inception date of the subaccount was 5/1/01.

     PIMCO Variable Insurance Trust: PIMCO VIT Foreign Bond Portfolio (U.S.
                  Dollar-Hedged) (Administrative Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 12.98                     13.08                    180,021
2005                 12.52                     12.98                    171,494
2004                 12.03                     12.52                    157,883
2003                 11.93                     12.03                    138,930
2002                 11.18                     11.93                     79,168
2001                 10.53                     11.18                     34,929
2000*                10.13                     10.53                      1,720


*    Inception date of the subaccount was 6/7/00.

PIMCO Variable Insurance Trust: PIMCO VIT Low Duration Portfolio (Administrative
                                  Class Shares)


          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006                 11.92                     12.22                    296,948
2005                 11.96                     11.92                    290,233
2004                 11.91                     11.96                    269,421
2003                 11.80                     11.91                    256,517
2002                 11.18                     11.80                    194,773
2001                 10.53                     11.18                    112,293
2000*                 9.98                     10.53                      8,053


*    Inception date of the subaccount was 5/15/00.

  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
  PVC Equity Income Account I (formerly WM Equity Income Fund) (Class 2 Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                14.34                     16.67                    425,248
2005                 13.22                     14.34                    253,781
2004                 11.29                     13.22                    143,241
2003                  8.82                     11.29                     80,944
2002                 10.24                      8.82                     59,632
2001**               10.05                     10.24                      7,672



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM Equity Income Fund, a portfolio of the WM Variable Trust, were transferred intact to the PVC Equity Income Account I, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/1/01.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
   PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund) (Class 2 Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                14.69                     16.89                    77,613
2005                 13.17                     14.69                    69,094
2004                 11.69                     13.17                    67,373
2003                  9.30                     11.69                    60,041
2002                 10.54                      9.30                    49,232
2001**               10.07                     10.54                    19,753



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM Mid Cap Stock Fund, a portfolio of the WM Variable Trust, were transferred intact to the PVC MidCap Stock Account, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/1/01.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
  PVC SmallCap Growth Account (successor to WM Small Cap Growth Fund) (Class 2
                                     Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                 8.38                      8.81                    59,650
2005                  8.68                      8.38                    66,612
2004                  8.42                      8.68                    62,519
2003                  5.00                      8.42                    57,862
2002                  9.61                      5.00                    51,022
2001**               10.17                      9.61                    11,224



* Effective 1/5/07, pursuant to shareholder approval, WM Small Cap Growth Fund, a portfolio of WM Variable Trust, merged into the PVC SmallCap Growth Account, an existing portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/1/01



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
   PVC West Coast Equity Account (formerly WM West Coast Equity Fund) (Class 2
                                     Shares)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                11.60                     12.79                    17,014
2005**               10.05                     11.60                     2,084



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM West Coast Equity Fund, a portfolio of the WM Variable Trust, were transferred intact to the PVC West Coast Equity Account, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 5/2/05.

  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
PVC SAM Balanced Portfolio (formerly WM SAM Balanced Portfolio) (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                13.71                     14.92                   1,095,023
2005                 13.15                     13.71                   1,041,915
2004                 12.14                     13.15                     765,221
2003                 10.05                     12.14                     357,490
2002**                9.84                     10.05                      29,117



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Balanced Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Balanced Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
 PVC SAM Conservative Balanced Portfolio (formerly WM SAM Conservative Balanced
    Portfolio) (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                12.81                       13.70                  177,125
2005                 12.44                       12.81                  161,211
2004                 11.70                       12.44                  135,472
2003                 10.15                       11.70                   75,752
2002**                9.90                       10.15                      435



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Conservative Balanced Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Conservative Balanced Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
   PVC SAM Conservative Growth Portfolio (formerly WM SAM Conservative Growth
    Portfolio) (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                14.54                       16.06                 1,012,754
2005                 13.82                       14.54                   777,010
2004                 12.56                       13.82                   573,520
2003                  9.92                       12.56                   307,633
2002**                9.75                        9.92                    15,242



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Conservative Growth Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Conservative Growth Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.



  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
  PVC SAM Flexible Income Portfolio (formerly WM SAM Flexible Income Portfolio)
         (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                12.16                     12.79                    70,574
2005                 11.96                     12.16                    76,407
2004                 11.42                     11.96                    82,119
2003                 10.24                     11.42                    17,038
2002**                9.97                     10.24                     3,059



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Flexible Income Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Flexible Income Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.

  Principal Variable Contracts Fund, Inc. ("PVC") (formerly WM Variable Trust):
PVC SAM Strategic Growth Portfolio (formerly WM SAM Strategic Growth Portfolio)
         (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)



          Accumulation unit value at                            Number of accumulation
             the beginning of the     Accumulation unit value  units outstanding at the
                    period             at the end of the year       end of the year
          --------------------------  -----------------------  ------------------------
2006*                15.14                     16.83                    574,237
2005                 14.28                     15.14                    491,988
2004                 12.87                     14.28                    411,883
2003                  9.83                     12.87                    199,785
2002**                9.68                      9.83                      3,532



* Effective 1/5/07, pursuant to shareholder approval, all the assets of the WM SAM Strategic Growth Portfolio, a portfolio of the WM Variable Trust, were transferred intact to the PVC SAM Strategic Growth Portfolio, a new portfolio of the Principal Variable Contracts Fund, Inc.



**   Inception date of the subaccount was 9/3/02.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     In the event of any substitution or change of the underlying portfolios, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of owners and annuitants, and subject to any approvals that may be required under applicable law, the variable account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our variable accounts, or the assets may be transferred to another variable account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

RESOLVING MATERIAL CONFLICTS

     The funds currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a Contract owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.

     We currently do not foresee any disadvantages to you that would arise from the sale of fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the funds will monitor the funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.

     In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account's investment in such funds, as appropriate.

VOTING RIGHTS

     We determine the number of votes you may cast by dividing your Contract Value in a subaccount by the net asset value per share of the portfolio in which that subaccount invests. We determine the number of votes available to you as of the same date that the fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by sending you written materials before the fund's meeting in accordance with the fund's procedures.

THIRD PARTY ADMINISTRATION AGREEMENT


     We have entered into a Master Administration Agreement (the "Agreement") with McCamish Systems, L.L.C. (registered and known as "McCamish Systems, LLC Insurance Administrators" in the State of California only) ("McCamish"), a limited liability company organized and existing under the laws of Georgia. McCamish has its principal business address at 6452 Powers Ferry Road, Third Floor, Atlanta, Georgia 30339. Under the Agreement, McCamish provides, at the Service Center, significant administrative services for the Contract and the Variable Account, including the processing of all premium payments, requests for transfers, partial withdrawals, and surrenders, and the calculation of accumulation unit values for each Contract and the variable account.


SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

     We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We and our agent, McCamish, maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing coverage of $30,000,000 in the aggregate and $15,000,000 per occurrence (subject to a $1,000,000 deductible) for all officers and employees of Farmers Group, Inc.

DISTRIBUTION OF THE CONTRACTS

     We offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


     FFS serves as the principal underwriter for the Contracts. FFS is a Nevada limited liability company and its home office is located at 30801 Agoura Road, Bldg. 1, Agoura Hills, California 91301. FFS is affiliated with Farmers through Farmers' parent that provides management-related services to the parent companies of FFS. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates. FFS is a member of NASD, Inc and of the Securities Investor Protection Corporation. Currently, the Contracts are sold through FFS' sales representatives who are appointed as our insurance agents.


     We pay commissions to FFS for sales of the Contracts by its sales representatives. FFS received sales commissions with respect to the Contracts in the following amounts during the periods indicated:


         AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF
FISCAL     COMMISSIONS PAID    COMMISSIONS RETAINED BY FFS AS
 YEAR          TO FFS*              RINCIPAL UNDERWRITER
 ----    -------------------   ------------------------------
 2004       $4,075,892.92                     0

 2005       $3,122,881.05                     0

 2006       $3,001,566.11                     0


*    Includes sales compensation paid to registered persons of FFS.


     FFS passes through commissions it receives as principal underwriter and does not retain any portion of it in return for its services as principal underwriter for the Contracts. As a selling firm, FFS retained approximately $876,756 in commissions in 2006.


     We pay for certain of FFS' operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation for FFS' sales representatives and managers. FFS' sales representatives and their managers are also eligible for various cash benefits, such as production incentive bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we and our affiliates may provide jointly with FFS.

     We may pay FFS additional cash amounts for: (1) exclusively offering the Contracts; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for FFS' sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to FFS based on aggregate sales or persistency standards.

LEGAL MATTERS

     Brian F. Kreger, Esq., Vice President, Corporate Secretary, and General Counsel, Farmers New World Life Insurance Company, has passed upon all matters relating to Washington law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

EXPERTS


The balance sheets of Farmers New World Life Insurance Company as of December 31, 2006 and 2005 and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006, and the statement of assets and liabilities of each of the portfolios constituting the Farmers Annuity Separate Account A as of December 31, 2006, and the related statement of operations for the period ended, statements of changes in net assets for each of the two periods then ended, and the financial highlights for each of the five periods then ended, included in this Statement of Additional Information in the Registration Statement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 1900, Seattle, Washington, 98101, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


OTHER INFORMATION

     We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

FINANCIAL STATEMENTS


     The audited financial statements of Farmers New World Life Insurance Company and Farmers Annuity Separate Account A are contained in this Statement of Additional Information.

The financial statements of Farmers New World Life Insurance Company should be considered only as bearing on our ability to meet our obligations under the Contracts.

INDEX TO FINANCIAL STATEMENTS

FARMERS NEW WORLD LIFE INSURANCE COMPANY
     Report of Independent Auditors


     Balance Sheets, December 31, 2006 and 2005



     Statements of Income For the Years Ended December 31, 2006, 2005 and 2004



     Statements of Comprehensive Income For the Years Ended December 31, 2006, 2005 and 2004



     Statements of Stockholder's Equity For the Years Ended December 31, 2006, 2005 and 2004



     Statements of Cash Flows For the Years Ended December 31, 2006, 2005 and
     2004


     Notes to Financial Statements

FARMERS ANNUITY SEPARATE ACCOUNT A

     Report of Independent Registered Public Accounting Firm


     Statement of Assets and Liabilities, December 31, 2006



     Statement of Operations for the Period Ended December 31, 2006



     Statements of Changes in Net Assets for the Periods Ended December 31, 2006 and 2005


     Notes to Financial Statements

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
INDEX
DECEMBER 31, 2006 AND 2005

                                                                         PAGE(S)
                                                                         -------
REPORT OF INDEPENDENT AUDITORS........................................        1

FINANCIAL STATEMENTS
Balance Sheets........................................................      2-3
Statements of Income..................................................        4
Statements of Comprehensive Income....................................        5
Statements of Stockholder's Equity....................................        6
Statements of Cash Flows..............................................      7-8
Notes to Financial Statements.........................................     9-39

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of Farmers New World Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, stockholder's equity, and cash flows present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.) (the "Company") at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Seattle, Washington
April 6, 2007

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
DECEMBER 31, 2006 AND 2005

(in thousands of dollars)                                                 2006         2005
                                                                       ----------   ----------
ASSETS
Investments (Note 3)
   Bonds, classified as available-for-sale, at fair value
      (cost: $5,436,709 and $5,381,602)                                $5,431,023   $5,448,252
   Redeemable preferred stocks, classified as available-for-sale,
      at fair value (cost: $3,262 and $3,892)                               3,500        4,157
   Nonredeemable preferred stocks, classified as available-for-sale,
      at fair value (cost: $0 and $9,975)                                      --       12,931
   Common stocks, classified as available-for-sale, at fair value
      (cost: $0 and $20,978)                                                   --       26,608
   Mortgage loans on real estate, at amortized cost, net of
      allowance for losses                                                    160          427
   Investment real estate, net of accumulated depreciation and
      allowance for losses                                                103,369      105,447
   Policy loans                                                           255,399      254,185
   Joint ventures and partnerships (Note 4)                                75,365       24,502
   S&P 500 call options, at fair value (cost: $18,539 and $27,061)
      (Note 15)                                                             4,408        2,481
                                                                       ----------   ----------
      Total investments                                                 5,873,224    5,878,990
Cash and cash equivalents                                                 115,828      100,977
Accrued investment income                                                  66,106       71,915
Receivables from affiliates                                               769,040      797,471
Other receivables                                                         358,886      289,855
Deferred policy acquisition costs                                         839,287      766,291
Value of business acquired (Note 6)                                       198,816      204,102
Property and equipment, net of accumulated depreciation of
   $23,188 and $22,548                                                      3,875        3,336
Securities lending collateral (Note 7)                                    337,018      308,054
Other assets                                                                4,900        1,534
Separate accounts                                                         407,949      319,906
                                                                       ----------   ----------
      Total assets                                                     $8,974,929   $8,742,431
                                                                       ==========   ==========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
DECEMBER 31, 2006 AND 2005


(in thousands of dollars)                                            2006         2005
                                                                  ----------   ----------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals
   Future policy benefits                                         $5,032,342   $4,918,444
   Policy claims                                                      63,937       50,686
                                                                  ----------   ----------
      Total policy liabilities and accruals                        5,096,279    4,969,130
                                                                  ----------   ----------
Other policyholder funds and dividends                               364,709      373,832
                                                                  ----------   ----------
Accrued expenses and other liabilities
   Securities lending liability (Note 7)                             337,018      308,054
   Proceeds held-Securaccount                                         56,960       61,285
   Payable to affiliates (Note 16)                                   860,270      880,821
   Other liabilities                                                 122,785      126,009
   Separate accounts                                                 407,949      319,906
                                                                  ----------   ----------
      Total accrued expenses and other liabilities                 1,784,982    1,696,075
                                                                  ----------   ----------
Income taxes (Note 8)
   Current                                                                --        2,989
   Deferred                                                          186,079      175,538
                                                                  ----------   ----------
      Total income taxes                                             186,079      178,527
                                                                  ----------   ----------
      Total liabilities                                            7,432,049    7,217,564
                                                                  ----------   ----------
Commitments and contingencies (Note 9)                                    --           --

Stockholder's equity
   Common stock ($1 par value - 25,000,000 shares authorized,
      6,600,000 shares issued and outstanding at 2006 and 2005,
      respectively)                                                    6,600        6,600
   Additional paid-in capital                                        994,246      994,246
   Accumulated other comprehensive income, net of deferred
      tax of ($1,047) and $ 18,563                                    (1,945)      34,474
   Retained earnings (Note 10)                                       543,979      489,547
                                                                  ----------   ----------
      Total stockholder's equity                                   1,542,880    1,524,867
                                                                  ----------   ----------
      Total liabilities and stockholder's equity                  $8,974,929   $8,742,431
                                                                  ==========   ==========


    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

(in thousands of dollars)                                 2006       2005       2004
                                                        --------   --------   --------
REVENUES
Net premiums earned (Note 11)                           $202,064   $199,520   $182,419
Universal life and annuity policy charges                260,459    255,925    242,538
Net investment income (Note 3)                           325,865    345,404    355,852
Net realized investment gains (Note 3)                     6,034     18,003     37,658
Impairment losses on investments (Note 3)                   (193)    (2,093)    (9,588)
Other income (loss)                                        7,108      7,365    (10,767)
                                                        --------   --------   --------
      Total revenues                                     801,337    824,124    798,112
                                                        --------   --------   --------

BENEFITS AND EXPENSES
Death and other benefits (Note 11)                       205,467    199,462    192,304
Increase in liability for future life policy benefits     34,056     31,419     30,953
Interest credited to policyholders                       177,655    183,362    176,775
Underwriting, acquisition and insurance expenses
   Amortization of deferred policy acquisition costs      98,724    100,469     88,638
   Amortization of value of business acquired              8,415     19,722     19,992
   Life commissions, net of reinsurance (Note 11)        (49,051)   (37,303)   (29,227)
   General and administrative expenses                    87,727     74,878     70,892
                                                        --------   --------   --------
      Total benefits and expenses                        562,993    572,009    550,327
                                                        --------   --------   --------
      Income before provision for income taxes           238,344    252,115    247,785
                                                        --------   --------   --------
PROVISION (BENEFIT) FOR INCOME TAXES (NOTE 8)
Current                                                   53,761     53,437     59,703
Deferred                                                  30,151     26,747     27,159
                                                        --------   --------   --------
      Total provisions for income taxes                   83,912     80,184     86,862
                                                        --------   --------   --------
      Net income                                        $154,432   $171,931   $160,923
                                                        ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

(in thousands of dollars)                                 2006       2005       2004
                                                        --------   --------   --------
NET INCOME                                              $154,432   $171,931   $160,923
                                                        --------   --------   --------
Other comprehensive income, net of tax
   Unrealized holding gains (losses) on securities
   Unrealized holding (losses) gains on securities,
   net of tax (benefit) provision of
   ($26,569) ($48,169) and $12,437                       (49,344)   (89,457)    23,097
Reclassification adjustment for (gains) losses
   included in net income, net of tax
   (provision) benefit of ($1,545), ($3,728),
   and ($7,887)                                           (2,869)    (6,923)   (14,647)
                                                        --------   --------   --------
      Net unrealized holding (losses) gains on
         securities, net of tax (benefit) provision
         of ($28,114), ($51,897), and $4,550             (52,213)   (96,380)     8,450
Effect of the change in net unrealized gains
   (losses) on other insurance accounts,
   net of tax provision (benefit) of $8,504 $12,097,
   and ($2,374)                                           15,794     22,465     (4,408)
                                                        --------   --------   --------
      Other comprehensive (loss) income                  (36,419)   (73,915)     4,042
                                                        --------   --------   --------
      Comprehensive income                              $118,013   $ 98,016   $164,965
                                                        --------   --------   --------

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                               ACCUMULATED
                                                                 ADDITIONAL       OTHER                       TOTAL
                                                        COMMON     PAID-IN    COMPREHENSIVE    RETAINED   STOCKHOLDER'S
(in thousands of dollars)                                STOCK     CAPITAL    INCOME (LOSS)    EARNINGS       EQUITY
                                                        ------   ----------   -------------   ---------   -------------
BALANCES AT DECEMBER 31, 2003                           $6,600    $994,246      $ 104,347     $ 884,793    $1,989,986
Net income                                                  --          --             --       160,923       160,923
Unrealized gains on available-for-sale investments
   arising during the period, net of tax of $12,437         --          --         23,097            --        23,097
Reclassification adjustment for gains included in
   net income, net of tax of ($7,887)                       --          --        (14,647)           --       (14,647)
Change in effect of unrealized gains on other
   insurance accounts, net of tax of ($2,374)               --          --         (4,408)           --        (4,408)
Dividends paid                                              --          --             --      (117,600)     (117,600)
                                                        ------    --------      ---------     ---------    ----------
BALANCES AT DECEMBER 31, 2004                           $6,600    $994,246      $ 108,389     $ 928,116    $2,037,351
Net income                                                  --          --             --       171,931       171,931
Unrealized losses on available-for-sale investments
   arising during the period, net of tax of ($48,169)       --          --        (89,457)           --       (89,457)
Reclassification adjustment for gains included in
   net income, net of tax of ($3,728)                       --          --         (6,923)           --        (6,923)
Change in effect of unrealized gains on other
   insurance accounts, net of tax of $12,097                --          --         22,465            --        22,465
Dividends paid                                              --          --             --      (610,500)     (610,500)
                                                        ------    --------      ---------     ---------    ----------
BALANCES AT DECEMBER 31, 2005                           $6,600    $994,246      $  34,474     $ 489,547    $1,524,867
Net income                                                  --          --             --       154,432       154,432
Unrealized losses on available-for-sale investments
   arising during the period, net of tax of ($26,569)       --          --        (49,344)           --       (49,344)
Reclassification adjustment for gains included in net
   income, net of tax of ($1,545)                           --          --         (2,869)           --        (2,869)
Change in effect of unrealized gains on other
   insurance accounts, net of tax of $8,504                 --          --         15,794            --        15,794
Dividends paid                                              --          --             --      (100,000)     (100,000)
                                                        ------    --------      ---------     ---------    ----------
BALANCES AT DECEMBER 31, 2006                           $6,600    $994,246      $  (1,945)    $ 543,979    $1,542,880
                                                        ------    --------      ---------     ---------    ----------

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

(in thousands of dollars)                                        2006          2005          2004
                                                             -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                   $   154,432   $   171,931   $   160,923
Adjustments to reconcile net income to net cash provided
   by operating activities
   Interest credited to universal life and investment-type
      contracts                                                  154,563       159,168       153,870
   Realized investment (gains) losses                             (6,034)      (18,003)      (37,658)
   Impairment losses on investments                                  193         2,093         9,588
   Amortization of deferred policy acquisition costs and
      value of business acquired                                 107,139       120,191       108,630
   Amortization of bond and mortgage-backed security
      discount and premium, net                                   14,563        24,328        16,407
   Amortization of redeemable preferred stocks                        19            --            --
   Capitalization of deferred policy acquisition costs and
      value of business acquired, net                           (150,551)     (139,417)     (142,281)
   Deferred income tax expense                                    30,151        26,747        27,159
   Depreciation                                                    5,074         5,371         6,081
   Cash provided by (used in) changes in operating assets
      and liabilities
      Federal and state income taxes payable                      (5,237)       (3,442)      (10,315)
      Life insurance policy liabilities                          106,724        95,778        61,912
      Other policyholder funds                                    (9,123)        7,619        12,742
      Other                                                      (53,754)      (83,830)      (34,920)
                                                             -----------   -----------   -----------
         Net cash provided by operating activities               348,159       368,534       332,138
                                                             -----------   -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of bonds and stocks available-for-sale               (1,265,526)   (1,557,913)   (1,643,976)
Proceeds from sales or maturities of bonds and stocks
   available-for-sale                                          1,231,117     1,453,054     1,393,308
Proceeds on other investments                                        717            --            --
Proceeds from notes receivables                                       --            --        22,000
Mortgage loan collections                                            266           838         7,165
Purchase of investment real estate                                (1,499)      (29,880)       (1,466)
Proceeds from sale of investment real estate                          --        21,458         5,002
Purchase of joint ventures and partnerships                      (57,492)      (19,944)           --
Proceeds from sale of joint venture                                   --            --         4,937
Distributions from joint ventures and partnerships                 3,953         1,223            --
Return of capital on joint ventures and partnerships               2,763            --            --
Decrease (increase) in policy loans, net                          (1,214)        1,308        (5,782)
Purchase of capital assets                                        (5,526)       (1,626)       (1,233)
Proceeds from sale of capital assets                                  --        38,246            --
Deferred gain from sale of capital assets                             --       (26,008)           --
Realized deferred gain from sale of capital assets                 1,424            --            --
Purchase of options                                                 (235)         (221)         (325)
Proceeds from sales or maturities of options                          --           268         1,225
Other                                                                542          (210)       (5,418)
                                                             -----------   -----------   -----------
         Net cash used in investing activities                   (90,710)     (119,407)     (224,563)
                                                             -----------   -----------   -----------

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

(in thousands of dollars)                                      2006        2005        2004
                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Cash dividends paid                                         $(100,000)  $(120,000)  $(117,600)
Universal life and investment-type contract deposits          488,303     495,511     543,277
Universal life and investment-type contract withdrawals
   and maturities                                            (626,161)   (572,735)   (538,186)
Payments on notes payable                                        (412)        (54)         --
Other                                                          (4,328)     28,159          --
                                                            ---------   ---------   ---------
      Net cash used in financing activities                  (242,598)   (169,119)   (112,509)
                                                            ---------   ---------   ---------
      Increase (decrease) in cash and cash equivalents         14,851      80,008      (4,934)
CASH AND CASH EQUIVALENTS
Beginning of year                                             100,977      20,969      25,903
                                                            ---------   ---------   ---------
End of year                                                 $ 115,828   $ 100,977   $  20,969
                                                            =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year
   Income taxes                                             $  58,108   $  56,879   $  70,036
   Interest paid                                                1,267         213          --
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND
   FINANCING ACTIVITIES
Noncash settlement of fixed income security with joint
   venture                                                  $      --   $      --   $   5,541
Transfer of surplus note and certificate of contributions
   to Farmers Group, Inc.                                          --     490,500          --
Notes payable of WVGRR Properties, LLC (Note 9)                    --      24,855          --

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

1.   THE COMPANY AND NATURE OF OPERATIONS

     THE COMPANY

     The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the "Company"), a wholly owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group ("ZFS"). FGI, an insurance holding company that provides management services, is attorney-in-fact for 3 inter-insurance exchanges and their subsidiaries ("Exchanges" or "P&C Group") and owns the Company and a reinsurance company, Farmers Reinsurance Company.

     In December 1988, BATUS Inc. ("BATUS") a subsidiary of B.A.T. Industries p.l.c. ("B.A.T"), acquired 100% ownership of FGI and its subsidiaries for $5,212,619,000 in cash, including related expenses, through its wholly owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI. The acquisition was accounted for as a purchase and, accordingly, the acquired assets and liabilities were recorded in the Company's balance sheet based on their estimated fair values at December 31, 1988.

     At the time of purchase, a portion of the purchase price, $530,076,000, was assigned to the Company's value of business acquired ("VOBA"), which represented an actuarial determination of the expected profits from the business in-force at the date of B.A.T.'s acquisition of FGI.

     In September 1998, the financial services businesses of B.A.T, which included the Company, were merged with Zurich Insurance Company ("ZIC"). The business of ZIC and the financial services businesses of B.A.T were transferred to Zurich Group Holding ("ZGH"), formerly known as ZFS, a Swiss holding company with headquarters in Zurich, Switzerland. This merger was accounted for by ZGH as a pooling of interests under International Financial Reporting Standards ("IFRS").

     NATURE OF OPERATIONS

     The Company concentrates its sales activities in the individual life insurance and annuity markets. Principal lines of business include traditional whole life, universal life and variable universal life, as well as term life insurance products. Additionally, the Company issues flexible and single premium deferred annuities, single premium immediate annuities, equity-indexed annuities, as well as variable annuity products. In October 2005, the Company introduced Critical Illness riders available on the level term (20 or 30 year) policies. In October 2006, the Company introduced Simple Term life insurance product (10, 20, and 30 year level term life insurance).

     The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies, Farmers Insurance Group, and Farmers. In addition, the Company and the Exchanges distribute their respective insurance products through a common network of independent agents and district managers. As of December 31, 2006, this network consisted of approximately 14,200 independent agents and approximately 600 district managers, each of whom is an independent contractor.

     Each agent is required to first submit business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers.

     The Company is currently licensed in 49 states, and the District of Columbia.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     During 2002, the Company had exited the business of writing structured settlements. This decision to exit the structured settlement market was driven by A.M. Best's change in rating of the Company from A+ (superior) to A (excellent) as brokers often only place structured settlements with companies rated A+ or better. As of December 31, 2006, the Company is continuing to service the approximately 4,958 structured settlement cases in force. As of December 31, 2006, 2005 and 2004 the structured settlement business represented only 0.14%, 0.02% and 2.60% of the Company's income before provision for income taxes, respectively.

     In August 2003, Continental Casualty Company ("CNA") withdrew from reinsuring new Long Term Care ("LTC") issues. The Company evaluated other potential carriers and concluded not to develop a new LTC product, underwrite or distribute another company's product. Although CNA no longer reinsures new business, it will continue to administer the more than 5,490 of the Company's in-force contracts as of December 31, 2006.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     REVENUE RECOGNITION

     Premiums for traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Accident and health insurance premiums are recognized as revenue pro rata over the terms of the contract.

     Revenues associated with universal life, variable universal life products and other investment type contracts consist of policy charges for the cost of insurance, policy administration fees, surrender charges, and investment income on assets allocated to support policyholder account balances on deposit. Revenues for fixed and variable annuity products and contracts without life contingencies consist of investment income on assets allocated to support policyholder account balances on deposit, mortality charges for variable annuities, administrative charges for variable annuities and equity-indexed annuities, and surrender charges for variable annuities and flexible payment annuities. Consideration received for interest-sensitive insurance, annuity products and contracts without life contingencies are recorded as a liability when received. Policy withdrawal and other charges are recognized as revenue when assessed.

     BENEFITS AND EXPENSES

     Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     INVESTMENTS

     The Company has classified all investments in fixed maturities and equity securities as available-for-sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder's equity. As of December 31, 2006 and 2005, there were no securities designated as held-to-maturity or trading. All security transactions are recorded on a trade date basis.

     Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in net investment income.

     Changes in interest rates have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available-for-sale fixed maturity securities, with an offsetting effect on stockholder's equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable. If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as an impairment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

     If a decline in the fair value of an individual equity investment is considered to be other than temporary, the difference between original cost and fair value is recorded as an impairment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the cost of the individual securities.

     The Company regularly reviews its investment portfolio to determine whether declines in the value of investments are other than temporary as defined by the Financial Accounting Standards Board ("FASB") in the Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"). The Company's review for declines in value includes analyzing historical and forecasted financial information as well as reviewing the market performance of similar types of investments.

     The fair values of investments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, these estimates may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. No valuation allowance has been established as of December 31, 2006 and 2005. The Company measures impaired loans based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral, if the loan is collateral dependent. No material amounts were recognized for impaired loans in the periods presented.

     Real estate, including related improvements, is stated at the lower of cost less accumulated depreciation or market value. Depreciation is provided on a straight-line basis over 30 years, the estimated life of the properties. Accumulated depreciation for real estate as of December 31, 2006 and 2005 was approximately $28,136,000 and $24,561,000, respectively. Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated net realizable value less selling costs with the impairment loss being included in impairment losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate available for sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs. There was no valuation allowance for real estate as of December 31, 2006 and 2005. Impairment losses of approximately $1,259,000 were recognized in 2005. No impairment loss was recognized in 2006 and 2004.

     Policy loans are stated at unpaid balances, which approximate fair value.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Partnership and joint venture interests in which the Company has control or majority ownership interest are consolidated. Partnership and joint venture interests where the Company does not have control or majority interest are accounted for under the equity method.

     S&P 500 call options are purchased as economic hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at an estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula.

     The S&P 500 call options hedge the annuity contracts since they are both purchased and sold with identical parameters. The annuities were written based on a 7 year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction for each annuity is generally expected to occur in 7 years or less.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005


     The S&P 500 call options are carried at estimated fair value. Unrealized gains and losses resulting from changes in the estimated fair value of the call options are recorded as an adjustment to the interest liability credited to policyholders. In addition, realized gains and losses from maturity or termination of the S&P 500 call options are offset against the interest credited to policyholders during the period incurred. Premiums paid on S&P 500 call options are amortized to net investment income over the term of the contracts.


     DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results, mortality and expense margins and actual realized gains or losses on investments over the expected life of the contracts. The Company regularly reviews and revises its estimates of future gross profit margins to be realized from this group of products. Interest rates are based on rates in effect during the period. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised.

     Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     Deferred policy acquisition costs for nonparticipating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Deferred policy acquisition costs include amounts associated with the unrealized gains and losses recorded as other comprehensive income, a component of stockholder's equity. Accordingly, deferred policy acquisition costs are increased or decreased for the impact of estimated future gross profits as if net unrealized gains or losses on securities had been realized at the balance sheet date. Net unrealized gains or losses on securities within other comprehensive income also reflect this impact.

     In relation to its traditional life products, the Company evaluates the need for a premium deficiency reserve and utilizes anticipated investment income in the calculation of the premium deficiency reserve. As of December 31, 2006 and 2005, the Company has not established any premium deficiency reserves based on this calculation.

     VALUE OF BUSINESS ACQUIRED

     The present value of the business acquired in the merger with B.A.T is being amortized over its actuarially determined useful life, which is consistent with the estimated decline in life insurance business that was in-force at the time of the merger.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

     Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation of property and equipment has been provided using the straight-line method with estimated useful lives of 10 to 30 years for buildings and improvements and 5 to 10 years for capitalized software, furniture, and equipment.

     The Company capitalizes software purchased from third parties or internally generated if the related software product under development has reached technological feasibility. Costs incurred prior to the establishment of technical feasibility are expensed as incurred. As of December 31, 2006 and 2005, unamortized software costs were approximately $2,993,000 and $2,001,000, respectively. The Company amortizes software costs over a 5 year period and amortized approximately $1,178,000, $1,776,000 and $2,437,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     LONG-LIVED ASSETS

     Long-lived assets and certain identifiable intangibles to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No such impairments have occurred.

     SEPARATE ACCOUNTS

     The Company issues variable universal life and deferred variable annuity contracts. The assets and liabilities held for variable universal life, Accumulator VUL, and deferred variable annuity contracts are held in the Separate Accounts (the "Accounts"), which are legally segregated from the general assets of the Company. As of December 31, 2006, there were 37 sub-accounts available for the initial products and 23 sub-accounts available for the Accumulator VUL. The sub-accounts invest in underlying mutual fund portfolios (collectively, the "Funds"). Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contract holders bear the investment risk that the sub-accounts may not meet their stated investment objectives.

     The assets of the Accounts are carried at fair value. The Accounts' liabilities represent the contract holders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contract holders and, therefore, are not included in the Company's statements of income and comprehensive income. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. There were no gains and losses on transfers of assets from the general account to the separate account for the years ended December 31, 2006 and 2005.

     POLICY LIABILITIES AND ACCRUALS

     Liabilities for future policy benefits for traditional life policies are computed principally on a net level premium method reflecting estimated future investment yields, mortality, morbidity, and withdrawals. Interest rate assumptions range from 2.25% to 8.00% depending upon the year of issue. Mortality is calculated principally using select and ultimate tables in common usage in the industry, modified for Company experience, and withdrawals are estimated based primarily on experience.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     Liabilities for future policy benefits on universal life, variable universal life products and fixed and variable annuity products are determined under the retrospective deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on contracts not involving life contingencies are recorded when the payments are received.

     Unpaid policy claims include claims in the course of settlement and a provision for claims incurred but not reported, based on past experience.

     CASH AND CASH EQUIVALENTS

     The Company considers all investments purchased with an original maturity of 3 months or less to be cash equivalents.

     INCOME TAXES

     The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

     FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

     The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash, investments, and reinsurance receivables and payables.

     The Company cedes insurance risk to various A.M. Best rated reinsurance companies rated A- or better by A.M. Best. The Company's management reviews the financial strength of its reinsurers at the inception of a reinsurance contract and periodically thereafter, for the purpose of assessing the financial ability of the reinsurers to perform. Management believes that its reinsurers have the financial strength to perform on their financial obligations.

     The Company places its cash with high credit quality institutions. At times, such amounts may be in excess of the FDIC insurance limits. Management believes that risk with respect to these balances is minimal, due to the high credit quality of the depositories.

     BUSINESS RISKS

     The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to what, if any, future legislation might be enacted, or if enacted, whether such legislation would include provisions with possible negative effects on the Company's life and annuity products.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     NEW ACCOUNTING PRONOUNCEMENTS


     In September 2006, the FASB issued Statement of Financial Accounting Standard ("SFAS") SFAS 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans. This Statement improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income of a business entity or changes in unrestricted net assets of a not-for-profit organization. This Statement also improves financial reporting by requiring an employer to measure the funded status of a plan as of the date of its year-end statement of financial position, with limited exceptions. SFAS 158 is effective as of the end of fiscal year ending after December 15, 2006. The adoption of SFAS 158 did not have a material impact on the Company's financial statements.


     In September 2006, FASB issued SFAS 157, Fair Value Measurements. This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This Statement applies under other accounting pronouncements that require or permit fair value measurements, the Board having previously concluded in those accounting pronouncements that fair value is the relevant measurement attribute. Accordingly, this Statement does not require any new fair value measurements. However, for some entities, the application of this Statement will change current practice. SFAS 157 is effective for fiscal years beginning after November 15, 2007. The adoption of SFAS 157 is not expected to have a material impact on the Company's financial statements.

     In June 2006, the FASB issued an interpretation of SFAS 109, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in the financial statements by standardizing the level of confidence needed to recognize uncertain tax benefits and the process of measuring the amount of benefit to recognize. FIN 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company will adopt FIN 48 as of January 1, 2007, as required. The cumulative effect of adopting FIN 48 will be recorded in retained earnings. The adoption of FIN 48 is not expected to have a material effect on the Company's financial statements.


     In April 2006, the FASB issued FASB Staff Position ("FSP") interpretation of FIN 46(R), Determining the Variability to be Considered in Applying FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities ("FSP FIN 46(R)-6"). This FSP addresses consolidation by business enterprises of variable interest entities. FSP FIN 46(R)-6 is effective the first day of the first reporting period beginning after June 15, 2006. The adoption of FSP FIN 46(R)-6 is not expected to have a material impact on the Company's financial statements.


     In November 2005, the FASB issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments. FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is currently evaluating the impact of SOP 05-1 on its financial statements.

     In May 2005, the FASB issued SFAS 154, Accounting Changes and Error Corrections. SFAS 154 replaces Accounting Principles Board Opinion No. 20, Accounting Changes and SFAS 3, Reporting Accounting Changes in Interim Financial Statements. It also changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

3.   INVESTMENTS

     INVESTMENT INCOME

     The components of investment income, by type of investment, for the years ended December 31, 2006, 2005 and 2004 are as follows:

(in thousands of dollars)            2006       2005       2004
                                   --------   --------   --------
Bonds                              $302,575   $301,083   $301,333
Common and preferred stocks             719      2,103      3,394
Mortgage loans on real estate            24         83        363
Investment real estate               15,387     12,406     12,441
Surplus note and certificates of
   contribution of the P&C Group         --     23,504     33,122
Policy loans                         19,403     19,191     19,120
Joint ventures and partnerships        (508)       458        155
Short-term investments                4,372      1,491        287
Notes receivable                         --         --        488
Other                                   670      1,259        437
                                   --------   --------   --------
   Gross investment income          342,642    361,578    371,140
Less: Investment expenses            16,777     16,174     15,288
                                   --------   --------   --------
   Net investment income           $325,865   $345,404   $355,852
                                   ========   ========   ========

     In 2006, 2005 and 2004, the Company's investment expenses included fees of approximately $422,000, $655,000, and $620,000, respectively, to its parent company, FGI.

     In 2006, 2005 and 2004, the Company's investment expenses included fees of approximately $1,510,000, $1,889,000, and $2,054,000, respectively, to
     Deutsche Asset Management.

     In 2006, 2005 and 2004, the Company's investment expenses included fees of approximately $241,000, $149,000, and $162,000, respectively, to Zurich Investment Services.

     In 2006, 2005 and 2004, the Company's investment expenses included fees of approximately $1,406,000, $1,441,000, and $1,489,000, respectively, to
     Zurich Group Investments.

     In 2006, 2005 and 2004, the Company's investment expenses included fees of approximately $346,000, $294,000 and $56,000, respectively, to Prudential Private Placement Investors, L.P.

     In 2006 and 2005, the Company's investment expenses included fees of approximately $487,000 and $114,000, respectively, to BlackRock, Inc. These expenses were not incurred in 2004.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     REALIZED GAINS AND LOSSES

     Realized investment gains (losses) on sales of investments during the years ended December 31, 2006, 2005 and 2004 are as follows:

(in thousands of dollars)           2006      2005      2004
                                  -------   -------   -------
Bonds                             $(3,944)  $ 1,557   $12,773
Nonredeemable preferred stock       1,140        60        --
Common stocks                       6,695     9,867    19,348
Investment real estate                 --     6,527     1,862
Sale-leaseback                      1,424        43        --
Joint ventures and partnerships        --        --     3,629
S&P 500 call options                   --       (49)       48
Other                                 719        (2)       (2)
                                  -------   -------   -------
                                  $ 6,034   $18,003   $37,658
                                  =======   =======   =======

     IMPAIRMENT LOSSES

     Impairment losses for the years ended December 31, 2006, 2005 and 2004 are as follows:

(in thousands of dollars)         2006     2005      2004
                                 -----   -------   -------
Bonds                            $(193)  $  (833)  $(9,482)
Nonredeemable preferred stocks      --        --       (22)
Common stocks                       --        --       (84)
Investment real estate              --    (1,260)       --
                                 -----   -------   -------
                                 $(193)  $(2,093)  $(9,588)
                                 =====   =======   =======

     The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a monthly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. Due to the issuers continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any objective evidence, the Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     The following tables present amortized cost, fair value, and unrealized losses for the Company's available-for-sale fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006 and 2005.

     UNREALIZED GAINS AND LOSSES ON FIXED MATURITIES

     Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2006 and 2005 are as follows:

                                                                      GROSS        GROSS      ESTIMATED
                                                       AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(in thousands of dollars)                                COST         GAINS       LOSSES        VALUE
                                                      ----------   ----------   ----------   ----------
2006
Fixed maturities available-for-sale
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies            $  273,640    $  4,074     $   (773)   $  276,941
   Obligations of states and political subdivisions       37,869       2,469           --        40,338
   Corporate securities                                2,978,079      47,062      (48,013)    2,977,128
   Mortgage-backed securities                          2,147,121      21,873      (32,378)    2,136,616
                                                      ----------    --------     --------    ----------
                                                       5,436,709      75,478      (81,164)    5,431,023
Redeemable preferred stock                                 3,262         238           --         3,500
                                                      ----------    --------     --------    ----------
                                                      $5,439,971    $ 75,716     $(81,164)   $5,434,523
                                                      ==========    ========     ========    ==========
2005
Fixed maturities available-for-sale
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies            $  369,415    $  8,806     $ (1,487)   $  376,734
   Obligations of states and political subdivisions       42,717       3,985           --        46,702
   Debt securities issued by foreign governments           3,146         135           --         3,281
   Corporate securities                                2,813,550      73,400      (26,928)    2,860,022
   Mortgage-backed securities                          2,152,774      33,350      (24,611)    2,161,513
                                                      ----------    --------     --------    ----------
                                                       5,381,602     119,676      (53,026)    5,448,252
Redeemable preferred stock                                 3,892         265           --         4,157
                                                      ----------    --------     --------    ----------
                                                      $5,385,494    $119,941     $(53,026)   $5,452,409
                                                      ==========    ========     ========    ==========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     UNREALIZED GAINS AND LOSSES ON EQUITY SECURITIES

     The Company did not hold any equity securities as of December 31, 2006. Gross unrealized gains (losses) pertaining to nonredeemable preferred stocks and common stocks stated at fair value as of December 31, 2005 are as follows:

(in thousands of dollars)                        GAINS   LOSSES     NET
                                                ------   ------   ------
2005
Equity securities available-for-sale
   Nonredeemable preferred stocks
      Public utilities                          $   --   $  --    $   --
      Industrial, miscellaneous and all other    2,957      --     2,957
   Common stocks
      Public utilities                             152      --       152
      Banks, trusts and insurance companies        938     (21)      917
      Industrial, miscellaneous and all other    4,944    (383)    4,561
                                                ------   -----    ------
                                                $8,991   $(404)    8,587
                                                ======   =====
Less: Deferred federal income taxes                                3,005
                                                                  ------
                                                                  $5,582
                                                                  ======

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     UNREALIZED LOSSES ON FIXED MATURITIES AND EQUITY SECURITIES

     Fair value and gross unrealized losses of fixed maturities and equity securities as of December 31, 2006 and 2005 are as follows:

                                                       UNREALIZED LOSSES LESS      UNREALIZED LOSSES
                                                           THAN 12 MONTHS          12 MONTHS OR MORE
                                                      -----------------------   -----------------------
                                                         FAIR      UNREALIZED      FAIR      UNREALIZED
(in thousands of dollars)                                VALUE       LOSSES        VALUE       LOSSES
                                                      ----------   ----------   ----------   ----------
2006
Fixed maturities available-for-sale
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies            $  114,668    $   (514)   $    7,159    $   (258)
   Corporate securities                                  605,319      (8,356)    1,227,429     (39,657)
   Mortgage-backed securities                            239,105      (2,353)    1,046,524     (30,026)
                                                      ----------    --------    ----------    --------
Total fixed maturities                                $  959,092    $(11,223)   $2,281,112    $(69,941)
                                                      ==========    ========    ==========    ========
2005
Fixed maturities available-for-sale
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies            $   79,465    $   (755)   $   37,587    $   (732)
   Corporate securities                                1,149,772     (20,915)      166,803      (6,013)
   Mortgage-backed securities                            892,658     (12,232)      304,023     (12,379)
                                                      ----------    --------    ----------    --------
Total fixed maturities                                $2,121,895    $(33,902)   $  508,413    $(19,124)
                                                      ==========    ========    ==========    ========
Equity securities available-for-sale
   Common stocks
      Banks, trusts and insurance companies           $      287    $     (7)   $      471    $    (13)
      Industrial, miscellaneous and all other              3,155        (348)          339         (36)
                                                      ----------    --------    ----------    --------
Total equity securities                               $    3,442    $   (355)   $      810    $    (49)
                                                      ==========    ========    ==========    ========

     As of December 31, 2006, fixed maturities represented the Company's total unrealized loss amount, which was comprised of 425 securities. The Company held no securities that were in an unrealized loss position in excess of approximately $3,147,000. As of December 31, 2006, there was no fixed maturity, with a fair value less than 80% of the security's amortized cost for 6 continuous months.

     Fixed maturities in an unrealized loss position for less than 12 months were comprised of 166 securities of which 97%, or approximately $10,876,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

     Fixed maturities with an unrealized loss of approximately $69,941,000 for 12 months or more as of December 31, 2006, were comprised of 259 securities. The majority of the unrealized loss amount, approximately $69,683,000, relates to corporate and mortgage-backed securities. The decline in market value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. If a fixed maturity security is deemed other-than-temporarily impaired, then the security's book value is written down to current market value with the Company recognizing an impairment loss in its current year statement of income. The remaining unrealized loss balance of approximately $258,000 is due to one U.S. Treasury security, which was depressed to only a minor extent, with fair value to amortized cost ratios greater than 96%.

     Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

     As of December 31, 2006, the Company held no equity securities.

     MATURITIES OF FIXED MATURITIES

     The amortized cost and estimated fair value of available-for-sale fixed maturity securities by contractual maturity at December 31, 2006 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AMORTIZED    ESTIMATED
(in thousands of dollars)                                    COST      FAIR VALUE
                                                          ----------   ----------
Fixed maturities available-for-sale
Due in 1 year or less                                     $  151,275   $  151,489
Due after 1 year through 5 years                             700,025      697,779
Due after 5 years through 10 years                         1,246,791    1,231,205
Due after 10 years                                         1,191,497    1,213,934
                                                          ----------   ----------
                                                           3,289,588    3,294,407
Mortgage-backed securities                                 2,147,121    2,136,616
Preferred stock with characteristics of debt securities        3,262        3,500
                                                          ----------   ----------
                                                          $5,439,971   $5,434,523
                                                          ==========   ==========

     Proceeds from sales and maturities of available-for-sale bonds and stocks and gross realized gains (losses) on such sales and impairments during the years ended December 31, 2006, 2005 and 2004 are as follows:

                                          GROSS      GROSS
(in thousands of dollars)    PROCEEDS     GAINS     LOSSES
                            ----------   -------   --------
2006                        $1,231,117   $14,157   $(10,459)
2005                         1,453,054    32,430    (21,779)
2004                         1,393,308    41,286    (18,753)

     The Company holds a $75,000,000 Mount Rosa/Mount Evans bond; at par, as issued by the Mount Rosa 1 LTD, an Isle of Man exempted company, and Mount Evans Funding LLC, a Delaware

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     Limited Liability Company. Both Mount Rosa 1 LTD and Mount Evans Funding LLC are not affiliated companies; however, in this special purpose vehicle bond, ZIC, an affiliated company, provides the underlying financial guarantee of interest, and American International Group, Inc., an unaffiliated company, provides the underlying guarantee of principal. The bond maturity date is December 27, 2031. The coupon rate for this bond is 7.24% and interest is paid semi-annually. On July 11, 2003, the Company acquired an additional $15,000,000 Mount Rosa/Mount Evans bond at par. The bond maturity date is July 17, 2033. The coupon rate for this bond is 6.15% and interest is paid semi-annually. The Company earned approximately $6,335,000, $6,335,000, and $6,388,000 of interest income in 2006, 2005, and 2004, respectively. The total market value of the bonds was approximately $95,197,000, $99,184,000, and $95,690,000 as of December 31,
     2006, 2005, and 2004, respectively.

4.   INVESTMENT IN JOINT VENTURES AND PARTNERSHIPS

     The Company's investments in joint venture and partnership interests accounted for under the equity method amounted to approximately $75,365,000 and $24,502,000 as of December 31, 2006 and 2005, respectively. The Company's investments in joint venture and partnership interests as of December 31, 2006 and 2005 consisted of the following ownership interests:

2006
Portland Arena Management LLC                Real estate equity holding      6.45%
Colony Realty Partners LP                    Real estate partnership         4.49%
Cobalt Industrial REIT LLC                   Real estate investment trust   11.01%
Beacon Capital Strategic Partners IV, LP     Real estate partnership         0.74%
Blackstone Real Estate Partners V, LP        Real estate partnership         0.45%
Fillmore East Fund, LP                       Real estate partnership         4.76%
Normandy Park Real Estate Fund Group, LLC    Real estate partnership         3.36%
Phillips Edison Shopping Center REIT, Inc.   Real estate partnership         9.09%

2005
Portland Arena Management LLC                Real estate equity holding      6.45%
Colony Realty Partners LP                    Real estate partnership         4.49%
Cobalt Industrial REIT LLC                   Real estate investment trust   10.08%

     In 2005, the Company committed to invest $150,300,000 in U.S. real estate investment funds ("REITs") and partnerships. As of December 31, 2006, approximately $74,352,000 has been funded with a remaining commitment of $75,948,000. As of December 31, 2005, the Company invested approximately $19,476,000 in REITs.

     In November 2005, the Midwest Mezzanine Fund LP, a capital venture firm, in which the Company had a 16.78% interest in the joint venture, was dissolved. The Company received proceeds of approximately $32,000 for the final distribution.

5.   DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS 107, Disclosures about Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS 107 excludes certain insurance liabilities and other non financial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

     CASH AND CASH EQUIVALENTS

     The carrying amounts of these items are reasonable estimates of their fair value.

     FIXED MATURITIES, REDEEMABLE AND NONREDEEMABLE PREFERRED STOCK, AND COMMON STOCK

     The estimated fair value of bonds, redeemable and nonredeemable preferred stock, and common stock are based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services.

     MORTGAGE LOANS

     The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate that is applicable to the yield, credit quality, and average maturity of the composite portfolio.

     POLICY LOANS

     The carrying amounts of these items are a reasonable estimate of their fair market values because interest rates are generally based on current market rates.

     JOINT VENTURES AND PARTNERSHIPS

     The carrying amounts of these items are reasonable estimates of their fair value.

     S&P 500 CALL OPTIONS

     The Black-Scholes option pricing formula is a reasonable valuation method in estimating the fair market value of the S&P 500 call options.

     FUTURE POLICY BENEFITS - DEFERRED ANNUITIES

     The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

     OTHER POLICYHOLDER FUNDS AND DIVIDENDS

     The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

     NOTES PAYABLE

     The carrying amounts of these items are a reasonable estimate of their fair market value.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     SEPARATE ACCOUNTS

     Amounts are carried at market value of the underlying funds for financial statement purposes.

     The estimated fair values and carrying values of the Company's financial instruments as of December 31, 2006 and 2005 are as follows:

                                                  2006                       2005
                                         -----------------------   -----------------------
                                          CARRYING     ESTIMATED    CARRYING     ESTIMATED
(in thousands of dollars)                   VALUE     FAIR VALUE      VALUE     FAIR VALUE
                                         ----------   ----------   ----------   ----------
ASSETS
Cash and cash equivalents                $  115,828   $  115,828   $  100,977   $  100,977
Fixed maturities available-for-sale       5,434,523    5,434,523    5,452,409    5,452,409
Nonredeemable preferred stock
   available-for-sale                            --           --       12,931       12,931
Common stock available-for-sale                  --           --       26,608       26,608
Mortgage loans                                  160          167          427          449
Policy loans                                255,399      255,399      254,185      254,185
Joint ventures and partnerships              75,365       75,365       24,502       24,502
S&P 500 call options                          4,408        4,408        2,481        2,481
Separate accounts                           407,949      407,949      319,906      319,906

LIABILITIES
Future policy benefits - deferred
   annuities                              1,772,669    1,720,673    1,826,579    1,770,146
Other policyholder funds and dividends      364,709       85,131      373,832       95,067
Notes payable                                23,949       23,949       24,362       24,362
Separate accounts                           407,949      407,949      319,906      319,906

6.   VALUE OF BUSINESS ACQUIRED

     The changes in the VOBA at December 31 are as follows:

(in thousands of dollars)                  2006       2005       2004
                                         --------   --------   --------
Balances at beginning of year            $204,102   $218,154   $239,293
Amortization related to operations        (21,806)   (34,250)   (35,664)
Interest accretion                         13,391     14,528     15,672
Amortization related to net unrealized
   (losses) gains                           3,129      5,670     (1,147)
                                         --------   --------   --------
Balances at end of year                  $198,816   $204,102   $218,154
                                         --------   --------   --------

     Based on current conditions and assumptions as to future events, the Company expects to amortize the December 31, 2006 balance as follows: approximately 7.0% in 2007, 8.0% in 2008, 2009 and 2010 and 9.0% in 2011.
     The discount rate used to determine the amortization rate of the VOBA ranged from 3.5% to 9.1% in 2006, 2005, and 2004.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

7.   SECURITY LENDING ARRANGEMENT

     The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with collateral equal to at least 102% of the market value of the loaned securities. The collateral is restricted.

     The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with a maturity of less than 1 year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $322,000, $567,000, and $283,000, in 2006, 2005,
     and 2004, respectively. The Company's securities on loan as of December 31, 2006 and 2005 primarily consisted of U.S. Treasury fixed income and corporate securities and had an estimated fair value of approximately $329,822,000 and $301,350,000, respectively. The collateral as of December 31, 2006 and 2005 had an estimated fair value of approximately $337,018,000 and $308,054,000, respectively.

8.   FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with FGI and its subsidiaries.

     The method of allocation between the Company and FGI is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly based on estimated tax balances due within 45 days after the filing date of the consolidated federal income tax return. The Company's current income tax receivable from/(payable to) FGI was approximately $2,248,000 and ($2,989,000) as of December 31, 2006 and 2005, respectively.

     The components of the provision for income taxes for the years ended December 31, 2006, 2005 and 2004 are as follows:

(in thousands of dollars)                  2006       2005       2004
                                         --------   --------   --------
CURRENT
Federal                                  $52,861    $55,188    $58,529
State                                        900     (1,751)     1,174
                                         --------   --------   --------
   Total current                          53,761     53,437     59,703
                                         --------   --------   --------
DEFERRED
Federal                                   30,378     27,317     27,704
State                                       (227)      (570)      (545)
                                         --------   --------   --------
   Total deferred                         30,151     26,747     27,159
                                         --------   --------   --------
   Total                                 $83,912    $80,184    $86,862
                                         ========   ========   ========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35% in 2006, 2005 and 2004 to income before income taxes and the actual provision for the years ended December 31, 2006, 2005 and 2004 is as follows:

                                                2006               2005                2004
                                         -----------------   -----------------   -----------------
(in thousands of dollars)                 AMOUNT   PERCENT    AMOUNT   PERCENT    AMOUNT   PERCENT
                                         -------   -------   -------   -------   -------   -------
Expected tax expense                     $83,420    35.00%   $88,240    35.00%   $86,725    35.00%
State taxes                                  673     0.27%    (2,329)   -0.92%       610     0.25%
Prior year adjustment                        (73)   -0.03%    (6,020)   -2.39%         5     0.00%
Other, net                                  (108)   -0.04%       293     0.12%      (478)   -0.19%
                                         -------    -----    -------    -----    -------    -----
Reported income tax expense              $83,912    35.20%   $80,184    31.81%   $86,862    35.06%
                                         -------    -----    -------    -----    -------    -----

     The temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2006 and 2005 relate to the following:

(in thousands of dollars)                   2006        2005
                                         ---------   ---------
Future policy benefits                   $  62,960   $  69,950
Investments                                 12,753      22,296
Depreciable assets                           1,213          --
Valuation of investments in securities       1,689          --
Other                                       23,697      28,171
                                         ---------   ---------
   Subtotal deferred tax assets            102,312     120,417
                                         ---------   ---------
Deferred policy acquisition costs and
   value of life business acquired        (288,391)   (267,840)
Valuation of investments in securities          --     (26,426)
Depreciable assets                              --      (1,689)
                                         ---------   ---------
   Subtotal deferred tax liabilities      (288,391)   (295,955)
                                         ---------   ---------
      Net deferred tax liabilities       $(186,079)  $(175,538)
                                         ---------   ---------

     Management believes that the deferred income tax assets listed are fully recoverable and, accordingly, no valuation allowance has been recorded. Management bases its assessment as to the realizability of the deferred income tax assets on available evidence including historical and projected operating results, estimated reversals of temporary differences and, where applicable, tax planning strategies. Estimates as to the realizability of deferred income tax assets are subject to change.

9.   COMMITMENTS AND CONTINGENCIES

     The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company's financial position, results of operations or cash flows.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     In October 2005, the Company became the sole member of WVGRR Properties LLC (the "LLC"). The Company's investment in the LLC is consolidated in the Company's current year financial statements. In order to purchase three investment properties, the LLC issued three notes to Teachers Insurance and Annuity Association of America (the "Lender") in the amount of $24,416,000. Each note is secured by the three individual investment properties purchased by the LLC. The outstanding balances on these notes as of December 31, 2006 totaled approximately $23,949,000. The notes bear interest at a rate of 5.25%.

     Future principal payments on the above notes as of December 31, 2006 are as follows:

    YEAR ENDING
    DECEMBER 31
--------------------
  (in thousands of
      dollars)
   2007      $   423
   2008          446
   2009          470
   2010          495
   2011          522
Thereafter    21,593
             -------
             $23,949
             =======

     In connection with its investment in the LLC, the Company has also provided a guarantee to the Lender to pay and perform, when due, the liabilities and to pay and demand expenses in connection with the acquisition of real estate properties by the LLC. It includes all losses suffered and liabilities and expenses incurred by the Lender arising out of fraud or willful or intentional misrepresentation by the LLC. It also covers the cost of remediation of any environmental activity or any other losses incurred by the Lender constituting an indemnified expense. The Company is not aware of any present or future losses as of December 31, 2006.

     In December 2005, the Company sold its improved real property for $39,550,000. Under the agreement, the Company is leasing back the property from the purchaser for a period of 15 years. The sale-leaseback transaction does not include any form of continuing involvement that would preclude the company from using sale-leaseback accounting. The Company is accounting for the leaseback as an operating lease. The gain of approximately $26,051,000 realized in this transaction has been deferred and is being amortized to income in proportion to rent charged over the term of the lease. The Company recognized approximately $1,424,000 and $43,000 of this gain for the years ended December 31, 2006 and 2005, respectively. The lease contains 4 successive renewal options, each to extend the lease upon expiration for an additional 5 years. For the years ended December 31, 2006 and 2005, the total minimum rental expense incurred by the Company under this lease was approximately $2,834,000 and $63,000, respectively. SFAS 13, Accounting for Leases guidance provides that an operating expense lease should be recognized on a straight-line basis over the lease term, even if payments are not made on a straight-line basis. Accordingly, the lease will be recognized at the rate of approximately $2,834,000 per year for the original lease period of 15 years.

     As of December 31, 2006, the future minimum rental payments required by the lease are as follows:

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     YEAR ENDING DECEMBER 31
--------------------------------
    (in thousands of dollars)
   2007                  $ 2,394
   2008                    2,460
   2009                    2,527
   2010                    2,597
   2011                    2,668
Thereafter                27,475
                         -------
Total future minimum
   payments required*    $40,121
                         =======

* Minimum payments have not been reduced by minimum sublease rentals of $121,551 due in the future under non-cancelable subleases.

     The following schedule shows the composition of total rental expense for all operating leases except those with terms of a month or less that were not renewed:

(in thousands of dollars)

YEAR ENDING DECEMBER 31      2006    2005
-----------------------     ------   ----
Minimum rentals             $2,834    $63
Contingent rentals              --     --
Less: Sublease rentals         (68)    (6)
                            ------    ---
                            $2,766    $57
                            ======    ===

10.  REGULATORY MATTERS

     The Company is required to file financial statements with the Office of the Insurance Commissioner of the State of Washington ("OIC"). These financial statements are prepared in accordance with accounting practices prescribed or permitted by the OIC. "Prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. The State of Washington requires insurance companies domiciled in the State of Washington to prepare statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures ("NAIC SAP").

     The OIC has adopted certain prescribed accounting practices which differ from those found in the NAIC SAP. Specifically, the requirement to non-admit investments in foreign countries with certain sovereign debt ratings as stated in the Revised Code of Washington ("RCW') 48.13.180. The NAIC SAP does not specifically address the accounting for these types of investments.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     As of December 31, 2006 and 2005, the Company non-admitted approximately $5,071,000 and $23,463,000, respectively, of its foreign investments as a result of the prescribed practice. The book value of foreign investments as of December 31, 2006 and 2005 were approximately $390,954,000 and $386,786,000, respectively.

     The Company has adopted a permitted practice which differs from those found in the RCW as of December 31, 2005. Specifically, the requirement to non-admit real property in excess of limitations as stated in the RCW
     48.13.170. With explicit permission of the Commissioner of Insurance of the OIC, the Company held real estate as admitted assets beyond the stated limitations. The book value of the real estate as of December 31, 2006 and 2005 were approximately $3,673,000 and $3,781,000, respectively.

     Statutory stockholder's equity was approximately $668,552,000 and $624,233,000 as of December 31, 2006 and 2005, respectively, and statutory net income was approximately $142,199,000, $175,287,000 and $164,164,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     Statutory unassigned surplus of approximately $658,752,000 and $614,434,000 included in retained earnings at December 31, 2006 and 2005, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2006 and 2005 is designated as stockholder's surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

     The NAIC requires life insurance companies to calculate a risk-based capital ("RBC") ratio. This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company's ratios exceed regulatory requirements at December 31, 2006 and 2005. These ratios are not a required part of the financial statements, and therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

     The amount of dividends that can be paid by the Company to its stockholder without prior approval of the OIC is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) the statutory net gain from operations from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an "extraordinary dividend" and requires advance approval from the OIC. The maximum dividend payout that could be made without prior approval is approximately $126,434,000 in 2007. Dividends are determined by the Board of Directors.

     The Company paid $100,000,000, $610,500,000 and $117,600,000 in dividends in 2006, 2005, and 2004, respectively.

     In 2005, an extraordinary dividend payment of $610,500,000 was made by the Company. The extraordinary dividend payment was approved by the OIC on September 8, 2005. The extraordinary dividend payment consisted of a cash payment and a transfer of the Company's investments in two certificates of contribution and one surplus note of the P&C Group. The cash payment of the

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     extraordinary dividend was $120,000,000. The book value of the two certificates of contribution and surplus note of the P&C Group was $490,500,000 as of the date of transfer.

     The Company is required to deposit securities with state regulatory authorities. The fair value of these deposited securities was approximately $4,135,000 and $4,252,000 as of December 31, 2006 and 2005, respectively.

11.  REINSURANCE

     The Company has assumed and ceded business under both yearly renewable-term contracts and coinsurance contracts. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The policy benefit liabilities and unpaid claims amounts attributable to such business are stated as other receivables on the balance sheets, and totaled approximately $327,864,000 and $257,423,000 at December 31, 2006 and 2005,
     respectively.

     The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Life commissions are reported net of expense reimbursements related to reinsured business.

     The Company has established retention limits for new policy issuances. The maximum retention on new issues is $2,000,000 per life for certain universal life policies and $1,500,000 per life for all traditional policies except certain term life products. The excess risk is reinsured with unaffiliated reinsurers.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk arising from similar characteristics of its reinsurers.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     Amounts included in the statements of income with respect to reinsurance assumed and ceded for the years ended December 31, 2006, 2005, and 2004 are as follows:

                                       REINSURANCE   REINSURANCE
(in thousands of dollars)    DIRECT      ASSUMED        CEDED         NET
                            --------   -----------   -----------   --------
2006
Premiums                    $368,055     $25,989      $(191,980)   $202,064
Death and other benefits     243,033      25,038        (62,604)    205,467
Life commissions, net         23,970         288        (73,309)    (49,051)

2005
Premiums                     339,789      21,727       (161,996)    199,520
Death and other benefits     233,277      21,649        (55,464)    199,462
Life commissions, net         23,100         246        (60,649)    (37,303)

2004
Premiums                     307,029      18,718       (143,328)    182,419
Death and other benefits     214,252      18,355        (40,303)    192,304
Life commissions, net         22,281         268        (51,776)    (29,227)

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

12.  MINIMUM GUARANTEES

     The Company's variable annuity product offers various guaranteed minimum death and income benefits.

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                               GUARANTEED      GUARANTEED
                                                MINIMUM          MINIMUM
(in thousands of dollars)                    DEATH BENEFIT   INCOME BENEFIT   TOTALS
                                             -------------   --------------   ------
Balances at December 31, 2004                   $  484           $ 571        $1,055
Incurred guarantee benefits                        436             271           707
Paid guarantee benefits                           (165)             --          (165)
                                                ------           -----        ------
Balances at December 31, 2005                   $  755           $ 842        $1,597
                                                ======           =====        ======
Weighted-average attained age of annuitant          56              50
Balances at December 31, 2005                   $  755           $ 842        $1,597
Incurred guarantee benefits                        271            (428)         (157)
Paid guarantee benefits                            118              --           118
                                                ------           -----        ------
Balances at December 31, 2006                   $1,144           $ 414        $1,558
                                                ======           =====        ======
Weighted-average attained age of annuitant          58              54

     The guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") liabilities equal the product of the 'benefit ratio' and the accumulated value of the contract charges earned to date, including accrued interest, less any excess contract benefit payments not covered by the policyholder account values. The benefit ratio equals the ratio of (1) the accumulated value of actual excess benefit payments plus the present value of expected future excess benefit payments, to (2) the accumulated value of all actual contract charges plus the present value of expected future contract charges. The GMDB and GMIB liabilities are recorded in future policy benefits on the Company's balance sheet. Changes in the GMDB and GMIB liability are recorded in the increase in liability for future life benefits line item on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to expense on the Company's statement of income, if actual experience or other evidence suggests that earlier assumptions should be revised.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     The GMDB and GMIB liabilities as of December 31, 2006 and 2005 were determined from a set of 10,000 randomly generated projections, where the expected market and bond returns varied by scenario. The projected market return for each projection year in each scenario was determined by randomly selecting an actual annual market return from the period between February 26, 1972 and December 31, 2006. The projected bond returns for each projection year and scenario were set to 4.31% and 4.15% in 2006 and 2005, respectively, in the first projection year for all scenarios. For future years they were determined to be either the same as that for the prior projection year, 15% higher than that amount, or 15% lower. The excess of the bond returns over the credited rate on fixed funds was assumed to be a maximum of 1.75%, but restricted by the minimum 3% guaranteed credited rate.

     The following assumptions consist of significant projection assumptions that did not vary by scenario:

     -    Annuitant mortality was from the 1994 GMDB ALB tables.

     - Surrender rates varied from 3% in the early years up to a maximum rate of 15% in policy year 8, when the initial surrender charge expires, with an ultimate rate of 8%.

     - The expense-load and surrender-charge assumptions were consistent with the policy provisions.

     - The discount rate assumed was 3.25%, the average rate currently credited on fixed funds.

     The Company did not have any net amount at risk related to its GMDB and GMIB benefit features offered with its variable annuity contracts as of December 31, 2006 and 2005. The GMDB feature provides a death benefit feature equal to the greater of account value or gross premiums. There were no individual gross premiums greater than account value as of December 31, 2006 and 2005. The GMIB benefit feature does not provide any benefits if annuitization occurs during the first 10 policy years. The Company initially issued its variable annuity product in 2000.

     Invested in equity securities in the variable separate accounts at December 31, 2006 are approximately $92,185,000 of account balances of contracts with GMDB, approximately $27,894,000 of account balances of contracts with GMIB, and approximately $19,726,000 of account balances of contracts with both GMDB and GMIB.

     Invested in equity securities in the variable separate accounts at December 31, 2005 are approximately $71,066,000 of account balances of contracts with GMDB, approximately $28,112,000 of account balances of contracts with GMIB, and approximately $20,052,000 of account balances of contracts with both GMDB and GMIB.

13.  EMPLOYEES' RETIREMENT PLANS

     FGI sponsors a qualified, noncontributory defined benefit pension plan covering substantially all employees who have reached age 21 and rendered 1 year of service participation in the plan. The benefits are based on years of service and the employee's compensation during the last 5 years of employment. FGI's funding policy is to make sufficient contributions to the pension plan to fully provide for employees' benefits at the time of retirement.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

     The Company has no legal obligation for benefits under these plans. FGI charges the Company an allocated share of such contribution based on characteristics of the population of plan participants. For 2006, 2005 and 2004, respectively, pension costs (credits) of approximately $3,060,000, $2,925,000 and $2,774,000 were allocated to the Company. Pension plan liabilities are only recorded by FGI.

14.  EMPLOYEES' PROFIT SHARING PLANS

     FGI and its subsidiaries have 2 profit sharing plans providing for cash payments to all eligible employees. The 2 plans, Cash Profit Sharing Plan and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15% of FGI and its subsidiaries' consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of pretax earnings, as adjusted, or 15% of the salary or wage paid or accrued to the eligible employees, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met. The Cash Profit Sharing Plan is limited to 5% of pretax earnings, as adjusted, or 5% of eligible employees' salaries or wages paid or accrued.

     The Company's share of expense under these plans was approximately $6,605,000, $5,884,000, and $5,384,000, in 2006, 2005, and 2004,
     respectively.

15.  EQUITY-INDEXED ANNUITIES

     The Company sells an equity-indexed annuity product. At the end of its 7 year term, this product credits interest to the annuitant at a rate based on a specified portion of the change in the value of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), subject to a guaranteed annual minimum return.

     To hedge the interest liability generated on the annuities as the index rises, the Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as an economic hedge. As of December 31, 2006 and 2005, the Company had call options with contract values of approximately $61,239,000 and $86,597,000, respectively, and carrying values of approximately $4,408,000 and $2,481,000, respectively.

     The cash requirement of the S&P 500 call options consist of the initial premium paid to purchase the call options. Should a liability exist to the annuitant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flow to the Company. The appropriate amount of cash flow will then be remitted to the annuitant based on the respective participation rate. The S&P 500 call options are generally expected to be held for a 7 year term, but can be sold at any time.

     In 2006, the Company had 17,919 S&P 500 call option contracts that expired upon reaching their 7 year term. The expired S&P 500 call options were acquired in February 1999 through January 2000, with contract values of $26,540,000 and carrying values of $0 at the date of expiration. The Company received no expiration proceeds, resulting in no realized gains or losses on expiration.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     In 2005, the Company had 24,976 S&P 500 call option contracts that expired upon reaching their 7 year term. The expired S&P 500 call options were acquired in February 1998 through January 1999, with contract values of $27,034,000 and carrying values of approximately $317,000 at the date of expiration. The Company received approximately $268,000 in expiration proceeds, resulting in approximately $49,000 realized loss on expiration.

     In 2004, the Company had 15,766 S&P 500 call option contracts that expired upon reaching their 7 year term. The expired S&P 500 call options were acquired in May 1997 through January 1998, with contract values of approximately $14,555,000 and carrying values of approximately $1,177,000 at the date of expiration. The Company received approximately $1,225,000 in expiration proceeds, resulting in approximately $48,000 realized gain on expiration.

     There are certain risks associated with the S&P 500 call options, primarily with respect to significant movements in the United States stock market and counterparty nonperformance. The Company believes that the counterparties to its S&P 500 call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

16.  RELATED PARTIES

     The Company entered into a modified coinsurance agreement ("Agreement") on December 1, 2003 with an affiliate, KI. KI is an Illinois domiciled stock life insurance company, ultimately owned by ZFS. Initially, the Company transferred to KI all existing Non-Qualified Individual Flexible Payment Deferred ("NQ-FPDA") and Non-Qualified Individual Single Premium Deferred ("NQ-SPDA") annuities, totaling approximately 36% of the Company's annuity business in-force as of December 1, 2003. In exchange, the Company received an initial commission of $36,500,000. No portion of the assets constituting the consideration has been transferred to KI. Subsequent new issues of NQ-FPDA and NQ-SPDA annuities will be transferred to KI under the Agreement. The Company has a management and service agreement with KI to provide services reasonably necessary pursuant to the Agreement. As of December 31, 2006 and 2005, the Company had receivables from KI of approximately $768,232,000 and $796,776,000, respectively, related to the Agreement. As of December 31, 2006 and 2005, the Company had payables to KI of approximately $738,522,000 and $776,443,000, respectively, related to the Agreement.

     As a result of the Agreement, the Company established an unearned revenue reserve. This balance consisted of the deferral of the initial ceding commission and other front-end fees related to the ceded block of business. This amount is accreted in relation to the present value of expected gross profits on the ceded block of business. Such accretion is in direct proportion to the amortization of deferred policy acquisition costs for a given policy form and is recorded as other income in the statements of income. As of December 31, 2006 and 2005, the unearned revenue reserve balance was approximately $49,212,000 and $47,749,000, respectively. The Company accreted approximately $479,000 and ($4,644,000) into income for the years ended December 31, 2006 and 2005, respectively.

     The Agreement contains an embedded derivative asset/(liability) of approximately $25,727,000 and $16,808,000 as of December 31, 2006 and 2005,
     respectively. The changes in fair value of this embedded derivative are recorded as other income/(loss) in the Company's statements of income, which resulted in income of approximately $8,918,000 and $21,443,000 for the years ended December 31, 2006 and 2005, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

     The Agreement does not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for all annuities transferred; therefore, a credit exposure exists to the extent that KI does not meet its obligations under the Agreement. Failure of KI to honor its obligation could result in losses to the Company.

     Since the underlying contracts in the Agreement are fixed annuity contracts, the Agreement does not transfer significant insurance risk under generally accepted accounting principles and is accounted for on a deposit method of accounting.

     FGI has agreements with the Company to provide sales and marketing services, as well as human resource, information technology, real estate, tax and payroll, investments, purchasing, warehousing, corporate legal, internal audit and communication services. Fees charged to the Company by FGI for sales and marketing services were approximately $31,342,000, $29,379,000, and $27,494,000 for the years ended December 31, 2006, 2005 and 2004, respectively. These fees are accounted for as deferred policy acquisition costs except for advertising expenses, which are expensed as incurred, of approximately $1,864,000, $2,118,000, and $2,272,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2004, the Company transitioned its information technology services to FGI, which resulted in information technology service charges of approximately $14,581,000, $12,527,000 and $11,417,000 for the years ended
     December 31, 2006, 2005 and 2004, respectively.

17. SURPLUS NOTE, CERTIFICATES OF CONTRIBUTION AND NOTES RECEIVABLE OF THE P&C GROUP

     From time-to-time, the Company has purchased surplus notes or certificates of contribution of the P&C Group in order to supplement the policyholders' surplus of the P&C Group.

     Conditions governing repayment of the amounts are outlined in the surplus note and certificates of contribution. Generally, repayment may be made only when the surplus balance of the issuer reaches a specified level and then only after approval is granted by the issuer's governing Board and the appropriate state insurance regulatory department.

     As of December 31, 2006, the Company held no investments in surplus notes or certificates of contribution from the P&C Group (Note 10). Information regarding the surplus note and certificates of contribution from the P&C Group as of December 31, 2004, which the Company paid as part of the dividend to FGI in 2005 (Note 10), are as follows:

                                                                    INTEREST
(in thousands of dollars)       2004      MATURITY DATE     TERM      RATE
                              --------   --------------   -------   --------
Surplus note                  $ 87,500    December 2013   10 year     6.15%
Certificate of contribution    107,000   September 2006    5 year     6.00%
Certificate of contribution    296,000      August 2014   10 year     6.15%
                              --------
                              $490,500
                              ========

     Interest received from the surplus note, certificates of contribution, and promissory notes totaled approximately $0, $29,412,000 and $33,611,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

18.  SUBSEQUENT EVENTS

     On January 2, 2007, the Company and sole shareholder of Leschi Life Assurance Company ("Leschi") initially contributed $250,000 in cash in exchange for 250,000 shares of $1 par value common stock in Leschi, a special purpose financial captive organized and incorporated under the laws of the State of South Carolina as defined under South Carolina Code of Laws
     Section 38-90-420(19). In addition, the Company contributed $44,750,000 in cash for paid-in capital and contributed surplus. Leschi was organized for the purpose of providing reinsurance for business issued by the Company.

     The Company is authorized and agrees to provide customary administrative services on behalf of Leschi.

     The incorporation of Leschi, a subsidiary of the Company, did not have a material effect on the Company's financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2006

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
INDEX
DECEMBER 31, 2006

                                                                         PAGE(S)
                                                                         -------
Report of Independent Registered Public Accounting Firm...............        1

FINANCIAL STATEMENTS

Statement of Assets and Liabilities...................................      2-7
Statement of Operations...............................................     8-14
Statements of Changes in Net Assets...................................    15-25
Notes to Financial Statements.........................................    26-49

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Farmers New World Life Insurance Company and the
Contract Holders of Farmers Annuity Separate Account A

In our opinion, the accompanying statement of assets and liabilities, including the related statement of operations, statements of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the Farmers Annuity Separate Account A of Farmers New World Life Insurance Company (the "Account") (comprised of the Social Small Cap Growth Portfolio of the Calvert Variable Series, Inc.; the Developing Leaders and Quality Bond Portfolios of the Dreyfus Variable Investment Fund - Service Class Shares; the Socially Responsible Growth Fund of the Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Shares; the Bond, the Global Opportunities, the Growth and Income, and the International VIPs of the DWS Variable Series I - Class A Shares; the Dreman High Return Equity, the Government & Agency Securities, the High Income, the Money Market, and the Small Cap Growth VIPs of the DWS Variable Series II - Class A Shares; the Growth, the Index 500, and the Mid Cap Portfolios of Fidelity Variable Insurance Products Funds VIP - Service Class Shares; the Developing Markets Securities, the Global Asset Allocation, the Small - Mid Cap Growth Securities, and the Small Cap Value Securities Funds of the Franklin Templeton Variable Insurance Products Trust - Class 2 Shares; the Capital Growth, the Mid Cap Value, and the Structured Small Cap Equity Funds of the Goldman Sachs Variable Insurance Trust; the Balanced Portfolio - Service Shares, the Forty Portfolio - Institutional Shares, and the Mid Cap Growth Portfolio - Service Shares of the Janus Aspen Series; the Foreign Bond (U.S. Dollar Hedged) and the Low Duration Portfolios of the PIMCO Variable Insurance Trust - Administrative Class Shares; the Equity Income, the Mid Cap Stock, the Small Cap Growth, and the West Coast Equity Funds of the WM Variable Trust - Equity Funds - Class 2 Shares; and the Balanced, the Conservative Balanced, the Conservative Growth, the Flexible Income, and the Strategic Growth Portfolios of the WM Variable Trust - Strategic Asset Management Portfolios - Class 2 Shares) at December 31, 2006, the results of each of their operations for the period ended, the changes in each of their net assets for each of the two periods then ended, and the financial highlights for each of the five periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Seattle, Washington
April 6, 2007

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

                                 CALVERT
                                 VARIABLE                           DREYFUS SOCIALLY
                                 SERIES,      DREYFUS VARIABLE        RESPONSIBLE
                                   INC.        INVESTMENT FUND     GROWTH FUND, INC.        DWS VARIABLE SERIES I (1)
                                ---------  ----------------------  -----------------  -------------------------------------
                                  SOCIAL                                SOCIALLY                                   GROWTH
                                SMALL CAP  DEVELOPING    QUALITY      RESPONSIBLE                     GLOBAL         AND
                                  GROWTH     LEADERS      BOND           GROWTH          BOND     OPPORTUNITIES    INCOME
                                PORTFOLIO  PORTFOLIO    PORTFOLIO         FUND          VIP (2)      VIP (3)       VIP (4)
                                ---------  ----------  ----------  -----------------  ----------  -------------  ----------
ASSETS
   Investments, at fair value    $338,790  $3,309,265  $3,360,657       $112,583      $7,385,509    $5,916,344   $5,341,006
   Dividends receivable                --          --          --             --              --            --           --
                                 --------  ----------  ----------       --------      ----------    ----------   ----------
      TOTAL ASSETS                338,790   3,309,265   3,360,657        112,583       7,385,509     5,916,344    5,341,006

LIABILITIES
   Payable to Farmers New
      World Life Insurance
      Company                         354       3,409       3,478            113           7,529         6,024        5,555
                                 --------  ----------  ----------       --------      ----------    ----------   ----------
      TOTAL LIABILITIES               354       3,409       3,478            113           7,529         6,024        5,555
      NET ASSETS                 $338,436  $3,305,856  $3,357,179       $112,470      $7,377,980    $5,910,320   $5,335,451
                                 ========  ==========  ==========       ========      ==========    ==========   ==========
Accumulation units outstanding     30,715     283,416     284,649         13,353         545,945       351,387      535,155
                                 ========  ==========  ==========       ========      ==========    ==========   ==========
Unit value of accumulation
   units                         $  11.02  $    11.66  $    11.79       $   8.42      $    13.51    $    16.82   $     9.97
                                 ========  ==========  ==========       ========      ==========    ==========   ==========
Shares owned in each portfolio     22,028      79,626     300,327          3,990       1,050,570       326,149      488,209
                                 ========  ==========  ==========       ========      ==========    ==========   ==========
Market value per share           $  15.38  $    41.56  $    11.19       $  28.22      $     7.03    $    18.14   $    10.94
                                 ========  ==========  ==========       ========      ==========    ==========   ==========
Cost of investments              $290,399  $2,680,641  $3,400,363       $ 94,644      $7,163,395    $2,911,655   $4,358,878
                                 ========  ==========  ==========       ========      ==========    ==========   ==========

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Goldman Sachs CORE Small Cap Equity Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2006

                                 DWS VARIABLE
                                SERIES I, (1)
                                  CONTINUED                     DWS VARIABLE SERIES II (6)
                                -------------  ----------------------------------------------------------
                                                  DREMAN    GOVERNMENT
                                               HIGH RETURN   & AGENCY      HIGH        MONEY    SMALL CAP
                                INTERNATIONAL     EQUITY    SECURITIES    INCOME      MARKET      GROWTH
                                   VIP (5)       VIP (7)      VIP (8)     VIP (9)    VIP (10)    VIP (11)
                                -------------  -----------  ----------  ----------  ----------  ---------
ASSETS
   Investments, at fair value     $9,699,681   $22,212,977  $4,633,574  $5,854,131  $1,231,238   $563,286
   Dividends receivable                   --            --          --          --       2,668         --
                                  ----------   -----------  ----------  ----------  ----------   --------
      TOTAL ASSETS                 9,699,681    22,212,977   4,633,574   5,854,131   1,233,906    563,286
LIABILITIES
   Payable to Farmers New
      World Life Insurance
      Company                          9,885        22,719       4,854       5,992       1,393        581
                                  ----------   -----------  ----------  ----------  ----------   --------
      TOTAL LIABILITIES                9,885        22,719       4,854       5,992       1,393        581
      NET ASSETS                  $9,689,796   $22,190,258  $4,628,720  $5,848,139  $1,232,513   $562,705
                                  ==========   ===========  ==========  ==========  ==========   ========
Accumulation units outstanding     1,081,449     1,105,506     351,379     422,245     111,006    119,289
                                  ==========   ===========  ==========  ==========  ==========   ========
Unit value of accumulation
   units                          $     8.96   $     20.07  $    13.17  $    13.85  $    11.10   $   4.72
                                  ==========   ===========  ==========  ==========  ==========   ========
Shares owned in each portfolio       722,778     1,478,893     377,327     698,584   1,231,238     39,696
                                  ==========   ===========  ==========  ==========  ==========   ========
Market value per share            $    13.42   $     15.02  $    12.28  $     8.38  $     1.00   $  14.19
                                  ==========   ===========  ==========  ==========  ==========   ========
Cost of investments               $5,683,604   $15,550,467  $4,506,101  $5,397,714  $1,231,238   $457,864
                                  ==========   ===========  ==========  ==========  ==========   ========

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Goldman Sachs CORE Small Cap Equity Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2006

                                                                               FRANKLIN TEMPLETON VARIABLE
                                                                                 INSURANCE PRODUCTS TRUST
                                         FIDELITY VARIABLE           -----------------------------------------------
                                     INSURANCE PRODUCTS FUNDS VIP    DEVELOPING    GLOBAL    SMALL - MID   SMALL CAP
                                -----------------------------------    MARKETS      ASSET     CAP GROWTH     VALUE
                                  GROWTH     INDEX 500     MID CAP   SECURITIES  ALLOCATION   SECURITIES  SECURITIES
                                 PORTFOLIO   PORTFOLIO    PORTFOLIO     FUND        FUND         FUND        FUND
                                ----------  -----------  ----------  ----------  ----------  -----------  ----------
ASSETS
   Investments, at fair value   $9,549,147  $11,574,103  $7,271,296  $4,530,606  $1,686,766   $1,933,689  $1,073,051
   Dividends receivable                 --           --          --          --          --           --          --
                                ----------  -----------  ----------  ----------  ----------   ----------  ----------
      TOTAL ASSETS               9,549,147   11,574,103   7,271,296   4,530,606   1,686,766    1,933,689   1,073,051
LIABILITIES
   Payable to Farmers New
      World Life Insurance
      Company                        9,753       11,717       7,398       4,300       1,651        1,988       1,065
                                ----------  -----------  ----------  ----------  ----------   ----------  ----------
      TOTAL LIABILITIES              9,753       11,717       7,398       4,300       1,651        1,988       1,065
      NET ASSETS                $9,539,394  $11,562,386  $7,263,898  $4,526,306  $1,685,115   $1,931,701  $1,071,986
                                ==========  ===========  ==========  ==========  ==========   ==========  ==========
Accumulation units outstanding   1,067,991    1,007,401     361,508     245,846     106,511      176,578      81,744
                                ==========  ===========  ==========  ==========  ==========   ==========  ==========
Unit value of accumulation
   units                        $     8.93  $     11.48  $    20.09  $    18.41  $    15.82   $    10.94  $    13.11
                                ==========  ===========  ==========  ==========  ==========   ==========  ==========
Shares owned in each portfolio     267,333       71,942     210,214     328,543      77,552       87,379      57,108
                                ==========  ===========  ==========  ==========  ==========   ==========  ==========
Market value per share          $    35.72  $    160.88  $    34.59  $    13.79  $    21.75   $    22.13  $    18.79
                                ==========  ===========  ==========  ==========  ==========   ==========  ==========
Cost of investments             $7,620,965  $ 8,503,176  $5,371,039  $3,236,995  $1,472,842   $1,302,972  $  998,118
                                ==========  ===========  ==========  ==========  ==========   ==========  ==========

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Goldman Sachs CORE Small Cap Equity Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2006

                                           GOLDMAN SACHS                      JANUS ASPEN SERIES
                                     VARIABLE INSURANCE TRUST       --------------------------------------
                                ----------------------------------                                MID CAP
                                                        STRUCTURED   BALANCED        FORTY        GROWTH
                                  CAPITAL     MID CAP    SMALL CAP   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                  GROWTH       VALUE      EQUITY     (SERVICE   (INSTITUTIONAL   (SERVICE
                                   FUND        FUND      FUND (12)    SHARES)       SHARES)       SHARES)
                                ----------  ----------  ----------  ----------  --------------  ----------
ASSETS
   Investments, at fair value   $8,578,481  $9,015,687   $664,954   $3,251,824    $15,942,925   $1,099,264
   Dividends receivable                 --          --         --           --             --           --
                                ----------  ----------   --------   ----------    -----------   ----------
      TOTAL ASSETS               8,578,481   9,015,687    664,954    3,251,824     15,942,925    1,099,264
LIABILITIES
   Payable to Farmers New
      World Life Insurance
      Company                        8,810       9,181        640        3,203         16,565        1,198
                                ----------  ----------   --------   ----------    -----------   ----------
      TOTAL LIABILITIES              8,810       9,181        640        3,203         16,565        1,198
      NET ASSETS                $8,569,671  $9,006,506   $664,314   $3,248,621    $15,926,360   $1,098,066
                                ==========  ==========   ========   ==========    ===========   ==========
Accumulation units outstanding     894,694     446,577     40,155      261,717      2,167,101      102,497
                                ==========  ==========   ========   ==========    ===========   ==========
Unit value of accumulation
   units                        $     9.58  $    20.17   $  16.54   $    12.41    $      7.35   $    10.71
                                ==========  ==========   ========   ==========    ===========   ==========
Shares owned in each portfolio     740,801     560,329     46,049      112,793        528,612       34,149
                                ==========  ==========   ========   ==========    ===========   ==========
Market value per share          $    11.58  $    16.09   $  14.44   $    28.83    $     30.16   $    32.19
                                ==========  ==========   ========   ==========    ===========   ==========
Cost of investments             $6,709,661  $7,269,511   $641,104   $2,583,229    $11,004,044   $  655,005
                                ==========  ==========   ========   ==========    ===========   ==========

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Goldman Sachs CORE Small Cap Equity Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2006

                                     PIMCO VARIABLE
                                     INSURANCE TRUST              WM VARIABLE TRUST - EQUITY FUNDS
                                ------------------------  -----------------------------------------------
                                   FOREIGN
                                    BOND
                                  PORTFOLIO       LOW        EQUITY      MID CAP    SMALL CAP  WEST COAST
                                (U.S. DOLLAR   DURATION      INCOME       STOCK      GROWTH      EQUITY
                                   HEDGED)     PORTFOLIO      FUND        FUND        FUND        FUND
                                ------------  ----------  -----------  ----------  ----------  ----------
ASSETS
   Investments, at fair value    $5,296,362   $7,541,981  $13,725,554  $3,830,305  $1,743,364   $786,403
   Dividends receivable                  --           --           --          --          --         --
                                 ----------   ----------  -----------  ----------  ----------   --------
      TOTAL ASSETS                5,296,362    7,541,981   13,725,554   3,830,305   1,743,364    786,403
LIABILITIES
   Payable to Farmers New
      World Life Insurance
      Company                         5,437        7,836       13,860       3,771       1,753        721
                                 ----------   ----------  -----------  ----------  ----------   --------
      TOTAL LIABILITIES               5,437        7,836       13,860       3,771       1,753        721
      NET ASSETS                 $5,290,925   $7,534,145  $13,711,694  $3,826,534  $1,741,611   $785,682
                                 ==========   ==========  ===========  ==========  ==========   ========
Accumulation units outstanding      401,737      613,062      817,632     224,895     196,230     61,281
                                 ==========   ==========  ===========  ==========  ==========   ========
Unit value of accumulation
   units                         $    13.17   $    12.29  $     16.77  $    17.01  $     8.88   $  12.82
                                 ==========   ==========  ===========  ==========  ==========   ========
Shares owned in each portfolio      524,392      749,700      713,386     217,631     170,918     32,890
                                 ==========   ==========  ===========  ==========  ==========   ========
Market value per share           $    10.10   $    10.06  $     19.24  $    17.60  $    10.20   $  23.91
                                 ==========   ==========  ===========  ==========  ==========   ========
Cost of investments              $5,217,331   $7,521,911  $11,240,219  $3,018,205  $1,238,610   $752,126
                                 ==========   ==========  ===========  ==========  ==========   ========

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Goldman Sachs CORE Small Cap Equity Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2006

                                    WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                ----------------------------------------------------------------
                                             CONSERVATIVE  CONSERVATIVE   FLEXIBLE    STRATEGIC
                                  BALANCED     BALANCED       GROWTH       INCOME       GROWTH
                                 PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
                                -----------  ------------  ------------  ----------  -----------
ASSETS
   Investments, at fair value   $40,299,740   $6,455,475   $33,534,405   $4,900,034  $23,011,632
   Dividends receivable                  --           --            --           --           --
                                -----------   ----------   -----------   ----------  -----------
      TOTAL ASSETS               40,299,740    6,455,475    33,534,405    4,900,034   23,011,632
LIABILITIES
   Payable to Farmers New
      World Life Insurance
      Company                        40,351        6,482        33,498        4,755       22,940
                                -----------   ----------   -----------   ----------  -----------
      TOTAL LIABILITIES              40,351        6,482        33,498        4,755       22,940
      NET ASSETS                $40,259,389   $6,448,993   $33,500,907   $4,895,279  $22,988,692
                                ===========   ==========   ===========   ==========  ===========
Accumulation units outstanding    2,683,512      468,038     2,077,616      379,723    1,358,333
                                ===========   ==========   ===========   ==========  ===========
Unit value of accumulation
   units                        $     15.00   $    13.78   $     16.12   $    12.89  $     16.92
                                ===========   ==========   ===========   ==========  ===========
Shares owned in each portfolio    2,242,612      510,718     1,714,438      342,181    1,048,844
                                ===========   ==========   ===========   ==========  ===========
Market value per share          $     17.97   $    12.64   $     19.56   $    14.32  $     21.94
                                ===========   ==========   ===========   ==========  ===========
Cost of investments             $33,177,833   $5,599,451   $26,634,139   $4,591,920  $17,610,720
                                ===========   ==========   ===========   ==========  ===========

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Goldman Sachs CORE Small Cap Equity Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                 CALVERT                               DREYFUS
                                 VARIABLE                             SOCIALLY
                                 SERIES,      DREYFUS VARIABLE       RESPONSIBLE
                                   INC.       INVESTMENT FUND     GROWTH FUND, INC.       DWS VARIABLE SERIES I (1)
                                ---------  ---------------------  -----------------  -----------------------------------
                                  SOCIAL                               SOCIALLY                                  GROWTH
                                SMALL CAP  DEVELOPING   QUALITY      RESPONSIBLE                    GLOBAL        AND
                                  GROWTH     LEADERS      BOND          GROWTH          BOND    OPPORTUNITIES    INCOME
                                PORTFOLIO   PORTFOLIO  PORTFOLIO         FUND         VIP (2)      VIP (3)      VIP (4)
                                ---------  ----------  ---------  -----------------  ---------  -------------  ---------
Investment income:
   Dividends and capital gain
      distributions             $     --   $ 267,678   $ 143,871       $    --       $ 248,667   $   48,917    $  48,719
                                --------   ---------   ---------       -------       ---------   ----------    ---------
      Total investment income         --     267,678     143,871            --         248,667       48,917       48,719
                                --------   ---------   ---------       -------       ---------   ----------    ---------
Expenses:
   Mortality and expense risk      4,571      42,260      42,826         1,379          85,700       65,785       66,001
                                --------   ---------   ---------       -------       ---------   ----------    ---------
      Total expenses               4,571      42,260      42,826         1,379          85,700       65,785       66,001
                                --------   ---------   ---------       -------       ---------   ----------    ---------
      Net investment income
         (loss)                   (4,571)    225,418     101,045        (1,379)        162,967      (16,868)     (17,282)
                                --------   ---------   ---------       -------       ---------   ----------    ---------
Realized gains (losses) on
   investments:
   Proceeds from sales            67,819     439,443     409,671         9,558         844,316      614,238      513,141
   Cost of investments sold      (68,125)   (473,239)   (431,438)       (9,638)       (864,999)    (617,714)    (503,408)
                                --------   ---------   ---------       -------       ---------   ----------    ---------
      Net realized gain (loss)
         from investment
         transactions               (306)    (33,796)    (21,767)          (80)        (20,683)      (3,476)       9,733
                                --------   ---------   ---------       -------       ---------   ----------    ---------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period            45,500     750,154     (43,185)        8,720         140,800    2,012,812      385,937
   End of period                  48,392     628,623     (39,706)       17,939         222,114    3,004,689      982,128
                                --------   ---------   ---------       -------       ---------   ----------    ---------
      Change in net unrealized
         appreciation
         (depreciation) of
         investments               2,892    (121,531)      3,479         9,219          81,314      991,877      596,191
                                --------   ---------   ---------       -------       ---------   ----------    ---------
      Net increase (decrease)
         in net assets from
         operations             $ (1,985)  $  70,091   $  82,757       $ 7,760       $ 223,598   $  971,533    $ 588,642
                                ========   =========   =========       =======       =========   ==========    =========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                DWS VARIABLE
                                SERIES I, (1)
                                  CONTINUED                    DWS VARIABLE SERIES II (6)
                                -------------  -----------------------------------------------------------
                                                  DREMAN     GOVERNMENT
                                               HIGH RETURN    & AGENCY      HIGH        MONEY    SMALL CAP
                                INTERNATIONAL     EQUITY     SECURITIES    INCOME      MARKET      GROWTH
                                   VIP (5)       VIP (7)       VIP (8)    VIP (9)     VIP (10)    VIP (11)
                                -------------  -----------  -----------  ---------  -----------  ---------
Investment income:
   Dividends and capital gain
      distributions              $   153,896   $ 1,219,917  $   200,243  $ 421,258  $    63,360  $     --
                                 -----------   -----------  -----------  ---------  -----------  --------
      Total investment income        153,896     1,219,917      200,243    421,258       63,360        --
                                 -----------   -----------  -----------  ---------  -----------  --------
Expenses:
   Mortality and expense risk        108,724       257,240       63,911     69,940       17,515     7,134
                                 -----------   -----------  -----------  ---------  -----------  --------
      Total expenses                 108,724       257,240       63,911     69,940       17,515     7,134
                                 -----------   -----------  -----------  ---------  -----------  --------
      Net investment income
         (loss)                       45,172       962,677      136,332    351,318       45,845    (7,134)
                                 -----------   -----------  -----------  ---------  -----------  --------
Realized gains (losses) on
   investments:
   Proceeds from sales             1,099,137     1,858,551    1,061,780    497,087    1,024,707    45,080
   Cost of investments sold       (1,105,956)   (1,838,015)  (1,089,030)  (517,298)  (1,024,707)  (44,137)
                                 -----------   -----------  -----------  ---------  -----------  --------
      Net realized gain (loss)
         from investment
         transactions                 (6,819)       20,536      (27,250)   (20,211)          --       943
                                 -----------   -----------  -----------  ---------  -----------  --------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period             2,211,973     4,444,204      111,147    313,196           --    76,658
   End of period                   4,016,077     6,662,510      127,472    456,416           --   105,422
                                 -----------   -----------  -----------  ---------  -----------  --------
      Change in net unrealized
         appreciation
         (depreciation) of
         investments               1,804,104     2,218,306       16,325    143,220           --    28,764
                                 -----------   -----------  -----------  ---------  -----------  --------
      Net increase (decrease)
         in net assets from
         operations              $ 1,842,457   $ 3,201,519  $   125,407  $ 474,327  $    45,845  $ 22,573
                                 ===========   ===========  ===========  =========  ===========  ========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                              FRANKLIN TEMPLETON VARIABLE
                                                                                INSURANCE PRODUCTS TRUST
                                         FIDELITY VARIABLE          -----------------------------------------------
                                   INSURANCE PRODUCTS FUNDS VIP     DEVELOPING    GLOBAL    SMALL - MID   SMALL CAP
                                ----------------------------------    MARKETS      ASSET     CAP GROWTH     VALUE
                                  GROWTH     INDEX 500    MID CAP   SECURITIES  ALLOCATION   SECURITIES  SECURITIES
                                 PORTFOLIO   PORTFOLIO   PORTFOLIO     FUND        FUND         FUND        FUND
                                ----------  ----------  ----------  ----------  ----------  -----------  ----------
Investment income:
   Dividends and capital gain
      distributions             $   24,511  $  159,893  $  646,923  $   34,105   $ 162,480   $      --   $  28,255
                                ----------  ----------  ----------  ----------   ---------   ---------   ---------
      Total investment income       24,511     159,893     646,923      34,105     162,480          --      28,255
                                ----------  ----------  ----------  ----------   ---------   ---------   ---------
Expenses:
   Mortality and expense risk      117,320     133,049      79,734      37,747      15,146      24,314       7,923
                                ----------  ----------  ----------  ----------   ---------   ---------   ---------
      Total expenses               117,320     133,049      79,734      37,747      15,146      24,314       7,923
                                ----------  ----------  ----------  ----------   ---------   ---------   ---------
      Net investment income
        (loss)                     (92,809)     26,844     567,189      (3,642)    147,334     (24,314)     20,332
                                ----------  ----------  ----------  ----------   ---------   ---------   ---------
Realized gains (losses) on
   investments:
   Proceeds from sales             790,747     693,876     506,107     310,589     215,779     238,830      98,829
   Cost of investments sold       (794,428)   (697,721)   (535,697)   (334,281)   (220,589)   (230,670)   (111,865)
                                ----------  ----------  ----------  ----------   ---------   ---------   ---------
      Net realized gain (loss)
         from investment
         transactions               (3,681)     (3,845)    (29,590)    (23,692)     (4,810)      8,160     (13,036)
                                ----------  ----------  ----------  ----------   ---------   ---------   ---------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period           1,352,301   1,685,294   1,823,459     522,794     136,816     480,134       4,353
   End of period                 1,928,183   3,070,926   1,900,256   1,293,612     213,923     630,718      74,933
                                ----------  ----------  ----------  ----------   ---------   ---------   ---------
      Change in net unrealized
         appreciation
         (depreciation)
         of investments            575,882   1,385,632      76,797     770,818      77,107     150,584      70,580
                                ----------  ----------  ----------  ----------   ---------   ---------   ---------
      Net increase (decrease)
         in net assets from
         operations             $  479,392  $1,408,631  $  614,396  $  743,484   $ 219,631   $ 134,430   $  77,876
                                ==========  ==========  ==========  ==========   =========   =========   =========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                           GOLDMAN SACHS                      JANUS ASPEN SERIES
                                      VARIABLE INSURANCE TRUST       ------------------------------------
                                -----------------------------------                              MID CAP
                                                         STRUCTURED   BALANCED       FORTY        GROWTH
                                  CAPITAL     MID CAP     SMALL CAP  PORTFOLIO     PORTFOLIO    PORTFOLIO
                                  GROWTH       VALUE       EQUITY     (SERVICE  (INSTITUTIONAL   (SERVICE
                                   FUND         FUND      FUND (12)   SHARES)       SHARES)       SHARES)
                                ----------  -----------  ----------  ---------  --------------  ---------
Investment income:
   Dividends and capital gain
      distributions             $   10,555  $   979,707   $ 49,318   $  58,887    $    54,105   $      --
                                ----------  -----------   --------   ---------    -----------   ---------
      Total investment income       10,555      979,707     49,318      58,887         54,105          --
                                ----------  -----------   --------   ---------    -----------   ---------
Expenses:
   Mortality and expense risk      104,968      110,745      5,614      35,340        195,292      15,134
                                ----------  -----------   --------   ---------    -----------   ---------
      Total expenses               104,968      110,745      5,614      35,340        195,292      15,134
                                ----------  -----------   --------   ---------    -----------   ---------
      Net investment income
         (loss)                    (94,413)     868,962     43,704      23,547       (141,187)    (15,134)
                                ----------  -----------   --------   ---------    -----------   ---------
Realized gains (losses) on
   investments:
   Proceeds from sales             706,957    1,122,778     33,592     280,593      1,307,558     306,620
   Cost of investments sold       (712,704)  (1,127,630)   (34,848)   (279,076)    (1,273,362)   (241,069)
                                ----------  -----------   --------   ---------    -----------   ---------
      Net realized gain (loss)
         from investment
         transactions               (5,747)      (4,852)    (1,256)      1,517         34,196      65,551
                                ----------  -----------   --------   ---------    -----------   ---------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period           1,200,162    1,434,943     14,635     434,899      3,640,709     358,462
   End of period                 1,868,819    1,746,176     23,851     668,596      4,938,882     444,258
                                ----------  -----------   --------   ---------    -----------   ---------
      Change in net unrealized
         appreciation
         (depreciation) of
         investments               668,657      311,233      9,216     233,697      1,298,173      85,796
                                ----------  -----------   --------   ---------    -----------   ---------
      Net increase (decrease)
         in net assets from
         operations             $  568,497  $ 1,175,343   $ 51,664   $ 258,761    $ 1,191,182   $ 136,213
                                ==========  ===========   ========   =========    ===========   =========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                     PIMCO VARIABLE
                                    INSURANCE TRUST             WM VARIABLE TRUST - EQUITY FUNDS
                                -----------------------  ----------------------------------------------
                                   FOREIGN
                                    BOND
                                  PORTFOLIO      LOW       EQUITY      MID CAP    SMALL CAP  WEST COAST
                                (U.S. DOLLAR   DURATION    INCOME       STOCK       GROWTH     EQUITY
                                   HEDGED)    PORTFOLIO     FUND         FUND        FUND       FUND
                                ------------  ---------  ----------  -----------  ---------  ----------
Investment income:
   Dividends and capital gain
      distributions              $ 233,806    $ 309,218  $  644,051   $ 367,488   $      --   $  9,071
                                 ---------    ---------  ----------   ---------   ---------   --------
      Total investment income      233,806      309,218     644,051     367,488          --      9,071
                                 ---------    ---------  ----------   ---------   ---------   --------
Expenses:
   Mortality and expense risk       66,116       95,833     130,914      39,748      22,198      4,455
                                 ---------    ---------  ----------   ---------   ---------   --------
      Total expenses                66,116       95,833     130,914      39,748      22,198      4,455
                                 ---------    ---------  ----------   ---------   ---------   --------
      Net investment income
         (loss)                    167,690      213,385     513,137     327,740     (22,198)     4,616
                                 ---------    ---------  ----------   ---------   ---------   --------
Realized gains (losses) on
   investments:
   Proceeds from sales             487,725      718,468     386,744     281,012     251,695     13,223
   Cost of investments sold       (495,526)    (736,687)   (395,734)   (290,603)   (243,110)   (13,464)
                                 ---------    ---------  ----------   ---------   ---------   --------
      Net realized gain (loss)
         from investment
         transactions               (7,801)     (18,219)     (8,990)     (9,591)      8,585       (241)
                                 ---------    ---------  ----------   ---------   ---------   --------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period             194,093       23,312   1,364,054     672,583     402,243      2,876
   End of period                    79,031       20,070   2,485,336     812,101     504,753     34,277
                                 ---------    ---------  ----------   ---------   ---------   --------
      Change in net unrealized
         appreciation
         (depreciation) of
         investments              (115,062)      (3,242)  1,121,282     139,518     102,510     31,401
                                 ---------    ---------  ----------   ---------   ---------   --------
      Net increase (decrease)
         in net assets from
         operations              $  44,827    $ 191,924  $1,625,429   $ 457,667   $  88,897   $ 35,776
                                 =========    =========  ==========   =========   =========   ========

The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                    WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                ----------------------------------------------------------------
                                              CONSERVATIVE  CONSERVATIVE   FLEXIBLE   STRATEGIC
                                  BALANCED      BALANCED       GROWTH       INCOME      GROWTH
                                  PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
                                ------------  ------------  ------------  ---------  -----------
Investment income:
   Dividends and capital gain
      distributions             $   704,170    $ 160,319    $   399,984   $ 179,344  $   177,970
                                -----------    ---------    -----------   ---------  -----------
      Total investment income       704,170      160,319        399,984     179,344      177,970
                                -----------    ---------    -----------   ---------  -----------
Expenses:
   Mortality and expense risk       463,927       73,197        366,954      58,200      252,680
                                -----------    ---------    -----------   ---------  -----------
      Total expenses                463,927       73,197        366,954      58,200      252,680
                                -----------    ---------    -----------   ---------  -----------
      Net investment income
         (loss)                     240,243       87,122         33,030     121,144      (74,710)
                                -----------    ---------    -----------   ---------  -----------
Realized gains (losses) on
   investments:
   Proceeds from sales            3,233,083      729,793      3,446,919     943,601    2,312,985
   Cost of investments sold      (3,272,689)    (735,508)    (3,477,375)   (931,979)  (2,335,506)
                                -----------    ---------    -----------   ---------  -----------
      Net realized gain (loss)
         from investment
         transactions               (39,606)      (5,715)       (30,456)     11,622      (22,521)
                                -----------    ---------    -----------   ---------  -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period            4,095,228      524,238      3,941,421     180,635    3,049,186
   End of period                  7,121,907      856,024      6,900,265     308,115    5,400,910
                                -----------    ---------    -----------   ---------  -----------
      Change in net unrealized
         appreciation
         (depreciation)
         of investments           3,026,679      331,786      2,958,844     127,480    2,351,724
                                -----------    ---------    -----------   ---------  -----------
      Net increase (decrease)
         in net assets from
         operations             $ 3,227,316    $ 413,193    $ 2,961,418   $ 260,246  $ 2,254,493
                                ===========    =========    ===========   =========  ===========

The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2006

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Goldman Sachs CORE Small Cap Equity Fund

The accompanying notes are in integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                                                                     DREYFUS SOCIALLY
                                 CALVERT VARIABLE                                                      RESPONSIBLE
                                   SERIES, INC.             DREYFUS VARIABLE INVESTMENT FUND         GROWTH FUND, INC.
                                ------------------  ----------------------------------------------  ------------------
                                                                                                        SOCIALLY
                                 SOCIAL SMALL CAP          DEVELOPING              QUALITY             RESPONSIBLE
                                 GROWTH PORTFOLIO      LEADERS PORTFOLIO        BOND PORTFOLIO         GROWTH FUND
                                ------------------  ----------------------  ----------------------  ------------------
                                  2006      2005       2006        2005        2006        2005       2006      2005
                                --------  --------  ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $ (4,571) $ (4,609) $  225,418  $  (38,628) $  101,045  $   66,930  $ (1,379) $ (1,189)
      Net realized gain (loss)
         from investment
         transactions               (306)   (2,738)    (33,796)      1,353     (21,767)    (11,319)      (80)      (55)
      Change in net unrealized
         appreciation
         (depreciation) of
         investments               2,892   (34,034)   (121,531)    171,831       3,479     (24,720)    9,219     3,487
                                --------  --------  ----------  ----------  ----------  ----------  --------  --------
      Net increase (decrease)
         in net assets from
         operations               (1,985)  (41,381)     70,091     134,556      82,757      30,891     7,760     2,243
                                --------  --------  ----------  ----------  ----------  ----------  --------  --------
   From contract transactions:
      Payments received from
         contract owners          17,653    11,307     239,111     215,704     243,248     136,513     2,699     3,643
      Transfers for contract
         benefits and
         terminations            (11,928)  (28,840)   (253,362)   (167,400)   (294,220)   (174,060)   (7,151)     (149)
      Contract maintenance
         charges                    (384)     (435)     (2,162)     (2,171)     (1,639)     (1,893)     (127)     (107)
      Transfers between
         subaccounts
         (including fixed
         account), net            (4,367)   (5,766)     85,996     157,572      38,787     163,594     2,294    13,714
                                --------  --------  ----------  ----------  ----------  ----------  --------  --------
      Net increase (decrease)
         in net assets from
         contract transactions       974   (23,734)     69,583     203,705     (13,824)    124,154    (2,285)   17,101
                                --------  --------  ----------  ----------  ----------  ----------  --------  --------
      Total increase
         (decrease) in net
         assets                   (1,011)  (65,115)    139,674     338,261      68,933     155,045     5,475    19,344
Net assets at beginning of
   period                        339,447   404,562   3,166,182   2,827,921   3,288,246   3,133,201   106,995    87,651
                                --------  --------  ----------  ----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD     $338,436  $339,447  $3,305,856  $3,166,182  $3,357,179  $3,288,246  $112,470  $106,995
                                ========  ========  ==========  ==========  ==========  ==========  ========  ========
Analysis of increase
   (decrease) in units
   outstanding:
   Units sold                      5,725     3,917      53,318      40,017      39,818      38,297       773     2,341
   Units redeemed                 (5,674)   (6,007)    (47,452)    (20,792)    (41,223)    (27,322)   (1,090)      (89)
                                --------  --------  ----------  ----------  ----------  ----------  --------  --------
      Increase (decrease) in
         units outstanding            51    (2,090)      5,866      19,225      (1,405)     10,975      (317)    2,252
Beginning units                   30,664    32,754     277,550     258,325     286,054     275,079    13,670    11,418
                                --------  --------  ----------  ----------  ----------  ----------  --------  --------
ENDING UNITS                      30,715    30,664     283,416     277,550     284,649     286,054    13,353    13,670
                                ========  ========  ==========  ==========  ==========  ==========  ========  ========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                                   DWS VARIABLE SERIES I (1)
                                ----------------------------------------------------------------------------------------------
                                                                GLOBAL                GROWTH AND
                                     BOND VIP (2)        OPPORTUNITIES VIP (3)      INCOME VIP (4)       INTERNATIONAL VIP (5)
                                ----------------------  ----------------------  ----------------------  ----------------------
                                   2006        2005        2006        2005        2006        2005        2006        2005
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $  162,967  $  189,676  $  (16,868) $  (29,104) $  (17,282) $     (988) $   45,172  $   18,239
      Net realized gain (loss)
         from investment
         transactions              (20,683)     (6,464)     (3,476)     15,970       9,733     (30,737)     (6,819)      8,843
      Change in net unrealized
         appreciation
         (depreciation) of
         investments                81,314    (104,306)    991,877     659,701     596,191     261,830   1,804,104     932,118
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets from
         operations                223,598      78,906     971,533     646,567     588,642     230,105   1,842,457     959,200
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   From contract transactions:
      Payments received from
         contract owners           938,379     557,478     358,636     306,443     177,098     140,256     669,901     515,255
      Transfers for contract
         benefits and
         terminations             (506,926)   (385,970)   (430,744)   (243,433)   (301,411)   (448,001)   (736,455)   (453,539)
      Contract maintenance
         charges                    (3,388)     (3,310)     (3,200)     (2,896)     (4,449)     (4,912)     (5,921)     (5,276)
      Transfers between
         subaccounts
         (including fixed
         account), net             414,043     343,321     453,763      95,000     (42,910)       (886)    440,172      90,542
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets from
         contract transactions     842,108     511,519     378,455     155,114    (171,672)   (313,543)    367,697     146,982
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total increase
         (decrease) in net
         assets                  1,065,706     590,425   1,349,988     801,681     416,970     (83,438)  2,210,154   1,106,182
Net assets at beginning of
   period                        6,312,274   5,721,849   4,560,332   3,758,651   4,918,481   5,001,919   7,479,642   6,373,460
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD     $7,377,980  $6,312,274  $5,910,320  $4,560,332  $5,335,451  $4,918,481  $9,689,796  $7,479,642
                                ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Analysis of increase
   (decrease) in units
   outstanding:
   Units sold                      142,626      87,367      79,479      45,948      36,651      31,454     237,119     140,073
   Units redeemed                  (79,820)    (47,997)    (55,049)    (33,463)    (54,774)    (67,077)   (194,533)   (116,510)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Increase (decrease) in
         units outstanding          62,806      39,370      24,430      12,485     (18,123)    (35,623)     42,586      23,563
Beginning units                    483,139     443,769     326,957     314,472     553,278     588,901   1,038,863   1,015,300
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
ENDING UNITS                       545,945     483,139     351,387     326,957     535,155     553,278   1,081,449   1,038,863
                                ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                                   DWS VARIABLE SERIES II (6)
                                ------------------------------------------------------------------------------------------------
                                   DREMAN HIGH RETURN       GOVERNMENT & AGENCY        HIGH INCOME                MONEY
                                     EQUITY VIP (7)          SECURITIES VIP (8)          VIP (9)              MARKET VIP (10)
                                ------------------------  ----------------------  ----------------------  ----------------------
                                   2006          2005        2006        2005        2006        2005        2006        2005
                                -----------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $   962,677  $    74,280  $  136,332  $  192,012  $  351,318  $  398,941  $   45,845  $   21,768
      Net realized gain (loss)
         from investment
         transactions                20,536       43,004     (27,250)     (4,974)    (20,211)    (24,320)         --          --
      Change in net unrealized
         appreciation
         (depreciation) of
         investments              2,218,306    1,010,635      16,325    (119,297)    143,220    (247,534)         --          --
                                -----------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets from
         operations               3,201,519    1,127,919     125,407      67,741     474,327     127,087      45,845      21,768
                                -----------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
   From contract transactions:
      Payments received from
         contract owners          1,576,347    1,232,782     109,103     245,015     453,478     420,106     130,068     207,703
      Transfers for contract
         benefits and
         terminations            (1,416,214)  (1,223,440)   (589,863)   (681,443)   (403,250)   (294,337)   (225,193)   (160,071)
      Contract maintenance
         charges                    (14,133)     (14,152)     (3,002)     (3,548)     (2,901)     (2,779)       (715)       (795)
      Transfers between
         subaccounts
         (including fixed
         account), net              319,187      429,768    (356,785)    (70,999)    224,241     217,726    (321,934)    250,020
                                -----------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets from
         contract transactions      465,187      424,958    (840,547)   (510,975)    271,568     340,716    (417,774)    296,857
                                -----------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total increase
         (decrease) in net
         assets                   3,666,706    1,552,877    (715,140)   (443,234)    745,895     467,803    (371,929)    318,625
Net assets at beginning of
   period                        18,523,552   16,970,675   5,343,860   5,787,094   5,102,244   4,634,441   1,604,442   1,285,817
                                -----------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD     $22,190,258  $18,523,552  $4,628,720  $5,343,860  $5,848,139  $5,102,244  $1,232,513  $1,604,442
                                ===========  ===========  ==========  ==========  ==========  ==========  ==========  ==========
Analysis of increase
   (decrease) in units
   outstanding:
      Units sold                    157,568    3,613,051      21,670      32,517      69,140      69,440      55,562      82,726
      Units redeemed               (134,546)  (3,587,173)    (87,303)    (72,581)    (48,764)    (41,986)    (93,787)    (54,947)
                                -----------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
         Increase (decrease)
            in units
            outstanding              23,022       25,878     (65,633)    (40,064)     20,376      27,454     (38,225)     27,779
Beginning units                   1,082,484    1,056,606     417,012     457,076     401,869     374,415     149,231     121,452
                                -----------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
ENDING UNITS                      1,105,506    1,082,484     351,379     417,012     422,245     401,869     111,006     149,231
                                ===========  ===========  ==========  ==========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                   DWS VARIABLE
                                  SERIES II, (7)
                                     CONTINUED
                                ------------------               FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
                                     SMALL CAP      -----------------------------------------------------------------------
                                  GROWTH VIP (11)      GROWTH PORTFOLIO       INDEX 500 PORTFOLIO       MID CAP PORTFOLIO
                                ------------------  ----------------------  -----------------------  ----------------------
                                  2006      2005       2006        2005         2006        2005        2006        2005
                                --------  --------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $ (7,134) $ (6,523) $  (92,809) $  (76,124) $    26,844  $   32,035  $  567,189  $    7,018
      Net realized gain (loss)
         from investment
         transactions                943    (2,769)     (3,681)    (49,068)      (3,845)     16,062     (29,590)     20,458
      Change in net unrealized
         appreciation
         (depreciation) of
         investments              28,764    38,868     575,882     489,873    1,385,632     280,638      76,797     664,706
                                --------  --------  ----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets from
         operations               22,573    29,576     479,392     364,681    1,408,631     328,735     614,396     692,182
                                --------  --------  ----------  ----------  -----------  ----------  ----------  ----------
   From contract transactions:
      Payments received from
         contract owners          31,412    18,805     689,461     708,067      813,580     885,910     550,289     273,769
      Transfers for contract
         benefits and
         terminations            (12,431)  (29,097)   (616,389)   (577,279)    (612,818)   (495,000)   (335,578)   (199,127)
      Contract maintenance
         charges                    (574)     (577)     (6,067)     (5,945)      (6,621)     (6,091)     (2,982)     (2,457)
      Transfers between
         subaccounts
         (including fixed
         account), net            (8,404)    8,668     243,584      87,228      423,921     326,609   1,429,332     575,388
                                --------  --------  ----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets from
         contract transactions    10,003    (2,201)    310,589     212,071      618,062     711,428   1,641,061     647,573
                                --------  --------  ----------  ----------  -----------  ----------  ----------  ----------
      Total increase
         (decrease) in net
         assets                   32,576    27,375     789,981     576,752    2,026,693   1,040,163   2,255,457   1,339,755
Net assets at beginning of
   period                        530,129   502,754   8,749,413   8,172,661    9,535,693   8,495,530   5,008,441   3,668,686
                                --------  --------  ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD     $562,705  $530,129  $9,539,394  $8,749,413  $11,562,386  $9,535,693  $7,263,898  $5,008,441
                                ========  ========  ==========  ==========  ===========  ==========  ==========  ==========
Analysis of increase
   (decrease) in units
   outstanding:
   Units sold                     11,140     8,532     155,903     178,801      147,833     200,175     116,416      67,067
   Units redeemed                 (8,662)   (8,779)   (120,416)   (152,221)     (89,249)   (125,378)    (32,203)    (26,858)
                                --------  --------  ----------  ----------  -----------  ----------  ----------  ----------
      Increase (decrease) in
         units outstanding         2,478      (247)     35,487      26,580       58,584      74,797      84,213      40,209
Beginning units                  116,811   117,058   1,032,504   1,005,924      948,817     874,020     277,295     237,086
                                --------  --------  ----------  ----------  -----------  ----------  ----------  ----------
ENDING UNITS                     119,289   116,811   1,067,991   1,032,504    1,007,401     948,817     361,508     277,295
                                --------  --------  ----------  ----------  -----------  ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                ---------------------------------------------------------------------------------------------
                                                                                    SMALL - MID CAP
                                  DEVELOPING MARKETS         GLOBAL ASSET          GROWTH SECURITIES       SMALL CAP VALUE
                                    SECURITIES FUND         ALLOCATION FUND            FUND (12)           SECURITIES FUND
                                ----------------------  ----------------------  ----------------------  ---------------------
                                   2006        2005        2006        2005        2006        2005        2006     2005 (15)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $   (3,642) $    2,018  $  147,334  $   21,083  $  (24,314) $  (22,180) $   20,332  $   (131)
      Net realized gain (loss)
         from investment
         transactions              (23,692)     (2,836)     (4,810)     (1,776)      8,160         897     (13,036)      (23)
      Change in net unrealized
         appreciation
         (depreciation) of
         investments               770,818     343,832      77,107       7,187     150,584      86,350      70,580     4,353
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
      Net increase (decrease)
         in net assets from
         operations                743,484     343,014     219,631      26,494     134,430      65,067      77,876     4,199
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
   From contract transactions:
      Payments received from
         contract owners           536,711     253,503     161,217      29,035     122,272     105,107     205,719   102,518
      Transfers for contract
         benefits and
         terminations             (174,391)    (64,704)   (177,975)    (44,986)   (128,207)   (103,764)    (10,586)       --
      Contract maintenance
         charges                    (2,170)       (959)       (363)       (294)     (1,375)     (1,405)       (139)       (1)
      Transfers between
         subaccounts
         (including fixed
         account), net           1,452,524     685,551     454,441     358,622     (11,196)     76,496     573,551   118,849
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
      Net increase (decrease)
         in net assets from
         contract transactions   1,812,674     873,391     437,320     342,377     (18,506)     76,434     768,545   221,366
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
      Total increase
         (decrease) in net
         assets                  2,556,158   1,216,405     656,951     368,871     115,924     141,501     846,421   225,565
Net assets at beginning of
   period                        1,970,148     753,743   1,028,164     659,293   1,815,777   1,674,276     225,565        --
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
NET ASSETS AT END OF PERIOD     $4,526,306  $1,970,148  $1,685,115  $1,028,164  $1,931,701  $1,815,777  $1,071,986  $225,565
                                ==========  ==========  ==========  ==========  ==========  ==========  ==========  ========
Analysis of increase
   (decrease) in units
   outstanding:
   Units sold                      137,997      87,025      44,179      31,041      24,892      21,352      70,668    20,064
   Units redeemed                  (27,689)    (16,683)    (15,502)     (4,227)    (26,528)    (13,130)     (8,775)     (213)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
      Increase (decrease) in
         units outstanding         110,308      70,342      28,677      26,814      (1,636)      8,222      61,893    19,851
Beginning units                    135,538      65,196      77,834      51,020     178,214     169,992      19,851        --
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
ENDING UNITS                       245,846     135,538     106,511      77,834     176,578     178,214      81,744    19,851
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------

    The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                              GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                ------------------------------------------------------------------    JANUS ASPEN SERIES
                                                                                 STRUCTURED SMALL   ----------------------
                                        CAPITAL                                     CAP EQUITY        BALANCED PORTFOLIO
                                      GROWTH FUND         MID CAP VALUE FUND         FUND (13)         (SERVICE SHARES)
                                ----------------------  ----------------------  ------------------  ----------------------
                                   2006        2005        2006        2005       2006      2005       2006        2005
                                ----------  ----------  ----------  ----------  --------  --------  ----------  ----------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $  (94,413) $  (81,876) $  868,962  $  718,405  $ 43,704  $ 25,084  $   23,547  $   20,678
      Net realized gain (loss)
         from investment
         transactions               (5,747)     (5,847)     (4,852)     (7,098)   (1,256)    2,605       1,517       8,571
      Change in net unrealized
         appreciation
         (depreciation) of
         investments               668,657     237,155     311,233      78,568     9,216    (8,923)    233,697     123,941
                                ----------  ----------  ----------  ----------  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets from
         operations                568,497     149,432   1,175,343     789,875    51,664    18,766     258,761     153,190
                                ----------  ----------  ----------  ----------  --------  --------  ----------  ----------
   From contract transactions:
      Payments received from
         contract owners           616,496     687,181     393,227     537,777   105,656    27,857     304,966      99,325
      Transfers for contract
         benefits and
         terminations             (570,561)   (471,230)   (584,198)   (437,789)  (16,050)  (14,062)   (246,183)   (245,477)
      Contract maintenance
         charges                    (5,484)     (5,296)     (5,815)     (5,049)     (216)     (105)     (1,162)     (1,057)
      Transfers between
         subaccounts
         (including fixed
         account), net             231,206     463,109    (244,290)    928,414   192,806    68,427     372,022     (41,739)
                                ----------  ----------  ----------  ----------  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets from
         contract transactions     271,657     673,764    (441,076)  1,023,353   282,196    82,117     429,643    (188,948)
                                ----------  ----------  ----------  ----------  --------  --------  ----------  ----------
      Total increase
         (decrease) in net
         assets                    840,154     823,196     734,267   1,813,228   333,860   100,883     688,404     (35,758)
Net assets at beginning of
   period                        7,729,517   6,906,321   8,272,239   6,459,011   330,454   229,571   2,560,217   2,595,975
                                ----------  ----------  ----------  ----------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD     $8,569,671  $7,729,517  $9,006,506  $8,272,239  $664,314  $330,454  $3,248,621  $2,560,217
                                ==========  ==========  ==========  ==========  ========  ========  ==========  ==========
Analysis of increase
   (decrease) in units
   outstanding:
   Units sold                      132,172     156,902      48,293     107,862    20,000    12,099      64,928      17,528
   Units redeemed                 (102,617)    (77,409)    (72,380)    (46,771)   (1,990)   (6,047)    (28,187)    (35,100)
                                ----------  ----------  ----------  ----------  --------  --------  ----------  ----------
      Increase (decrease) in
         units outstanding          29,555      79,493     (24,087)     61,091    18,010     6,052      36,741     (17,572)
Beginning units                    865,139     785,646     470,664     409,573    22,145    16,093     224,976     242,548
                                ----------  ----------  ----------  ----------  --------  --------  ----------  ----------
ENDING UNITS                       894,694     865,139     446,577     470,664    40,155    22,145     261,717     224,976
                                ----------  ----------  ----------  ----------  --------  --------  ----------  ----------

    The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                           JANUS ASPEN SERIES, CONTINUED                    PIMCO VARIABLE INSURANCE TRUST
                                --------------------------------------------------  ----------------------------------------------
                                                                    MID CAP                 FOREIGN
                                      FORTY PORTFOLIO          GROWTH PORTFOLIO         BOND PORTFOLIO                LOW
                                (INSTITUTIONAL SHARES)(14)     (SERVICE SHARES)      (U.S. DOLLAR HEDGED)     DURATION PORTFOLIO
                                --------------------------  ----------------------  ----------------------  ----------------------
                                    2006          2005         2006        2005        2006        2005        2006        2005
                                -----------  -------------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $  (141,187)  $  (152,330)  $  (15,134) $  (13,661) $  167,690  $   88,820  $  213,385  $  123,423
      Net realized gain (loss)
         from investment
         transactions                34,196        19,582       65,551       1,933      (7,801)     (1,067)    (18,219)     (7,295)
      Change in net unrealized
         appreciation
         (depreciation) of
          investments             1,298,173     1,675,062       85,796     127,460    (115,062)     83,031      (3,242)   (135,472)
                                -----------   -----------   ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets from
         operations               1,191,182     1,542,314      136,213     115,732      44,827     170,784     191,924     (19,344)
                                -----------   -----------   ----------  ----------  ----------  ----------  ----------  ----------
   From contract transactions:
      Payments received from
         contract owners            876,745       757,016       69,353      75,531     404,084     494,300     493,721     588,698
      Transfers for contract
         benefits and
         terminations              (953,157)   (1,069,568)    (252,256)    (49,562)   (399,938)   (339,124)   (585,806)   (417,263)
      Contract maintenance
         charges                    (11,671)      (12,244)      (1,105)     (1,043)     (2,973)     (2,742)     (3,850)     (3,973)
      Transfers between
         subaccounts
         (including fixed
         account), net              103,588       (74,012)     (31,241)     37,601     275,656     353,793     245,397     330,010
                                -----------   -----------   ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets from
         contract transactions       15,505      (398,808)    (215,249)     62,527     276,829     506,227     149,462     497,472
                                -----------   -----------   ----------  ----------  ----------  ----------  ----------  ----------
      Total increase
         (decrease) in net
         assets                   1,206,687     1,143,506      (79,036)    178,259     321,656     677,011     341,386     478,128
Net assets at beginning of
   period                        14,719,673    13,576,167    1,177,102     998,843   4,969,269   4,292,258   7,192,759   6,714,631
                                -----------   -----------   ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD     $15,926,360   $14,719,673   $1,098,066  $1,177,102  $5,290,925  $4,969,269  $7,534,145  $7,192,759
                                ===========   ===========   ==========  ==========  ==========  ==========  ==========  ==========
Analysis of increase
   (decrease) in units
   outstanding:
   Units sold                       246,017       175,305       10,821      21,124      71,688      86,804      89,938      99,809
   Units redeemed                  (241,378)     (234,501)     (31,208)    (13,610)    (50,677)    (47,572)    (77,617)    (58,352)
                                -----------   -----------   ----------  ----------  ----------  ----------  ----------  ----------
      Increase (decrease) in
         units outstanding            4,639       (59,196)     (20,387)      7,514      21,011      39,232      12,321      41,457
Beginning units                   2,162,462     2,221,658      122,884     115,370     380,726     341,494     600,741     559,284
                                -----------   -----------   ----------  ----------  ----------  ----------  ----------  ----------
ENDING UNITS                      2,167,101     2,162,462      102,497     122,884     401,737     380,726     613,062     600,741
                                ===========   ===========   ==========  ==========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                              WM VARIABLE TRUST - EQUITY FUNDS
                                -------------------------------------------------------------------------------------------
                                         EQUITY                  MID CAP                SMALL CAP            WEST COAST
                                      INCOME FUND              STOCK FUND              GROWTH FUND           EQUITY FUND
                                -----------------------  ----------------------  ----------------------  ------------------
                                    2006        2005        2006        2005        2006        2005       2006    2005(15)
                                -----------  ----------  ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $   513,137  $   12,341  $  327,740  $  142,741  $  (22,198) $  (21,067) $  4,616  $  (273)
      Net realized gain (loss)
         from investment
         transactions                (8,990)     (9,215)     (9,591)      2,447       8,585      (4,193)     (241)      (4)
      Change in net unrealized
         appreciation
         (depreciation) of
         investments              1,121,282     537,896     139,518     142,437     102,510     (21,902)   31,401    2,876
                                -----------  ----------  ----------  ----------  ----------  ----------  --------  -------
      Net increase (decrease)
         in net assets from
         operations               1,625,429     541,022     457,667     287,625      88,897     (47,162)   35,776    2,599
                                -----------  ----------  ----------  ----------  ----------  ----------  --------  -------
   From contract transactions:
      Payments received from
         contract owners          1,519,004   1,078,296     401,149     154,111      37,050     150,290   188,043   24,251
      Transfers for contract
         benefits and
         terminations              (401,550)   (504,315)   (219,936)   (178,688)   (109,425)   (136,378)   (5,382)      --
      Contract maintenance
         charges                     (3,481)     (2,075)     (1,665)     (1,577)     (1,402)     (1,246)     (149)      (9)
      Transfers between
         subaccounts
         (including fixed
         account), net            2,939,694   2,201,766     382,881      90,904       9,002      48,912   494,020   46,533
                                -----------  ----------  ----------  ----------  ----------  ----------  --------  -------
      Net increase (decrease)
         in net assets from
         contract transactions    4,053,667   2,773,672     562,429      64,750     (64,775)     61,578   676,532   70,775
                                -----------  ----------  ----------  ----------  ----------  ----------  --------  -------
      Total increase
         (decrease) in net
         assets                   5,679,096   3,314,694   1,020,096     352,375      24,122      14,416   712,308   73,374
Net assets at beginning of
   period                         8,032,598   4,717,904   2,806,438   2,454,063   1,717,489   1,703,073    73,374       --
                                -----------  ----------  ----------  ----------  ----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD     $13,711,694  $8,032,598  $3,826,534  $2,806,438  $1,741,611  $1,717,489  $785,682  $73,374
                                ===========  ==========  ==========  ==========  ==========  ==========  ========  =======
Analysis of increase
   (decrease) in units
   outstanding:
   Units sold                       298,701     278,003      57,619      26,119      23,657      35,257    55,902    6,338
   Units redeemed                   (38,216)    (76,085)    (22,754)    (21,779)    (31,195)    (27,025)     (944)     (15)
                                -----------  ----------  ----------  ----------  ----------  ----------  --------  -------
      Increase (decrease) in
         units outstanding          260,485     201,918      34,865       4,340      (7,538)      8,232    54,958    6,323
Beginning units                     557,147     355,229     190,030     185,690     203,768     195,536     6,323       --
                                -----------  ----------  ----------  ----------  ----------  ----------  --------  -------
ENDING UNITS                        817,632     557,147     224,895     190,030     196,230     203,768    61,281    6,323
                                ===========  ==========  ==========  ==========  ==========  ==========  ========  =======

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                         WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                --------------------------------------------------------------------------
                                                               CONSERVATIVE             CONSERVATIVE
                                   BALANCED PORTFOLIO       BALANCED PORTFOLIO        GROWTH PORTFOLIO
                                ------------------------  ----------------------  ------------------------
                                    2006         2005        2006        2005         2006         2005
                                -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $   240,243  $   141,629  $   87,122  $   47,646  $    33,030  $   (40,041)
      Net realized gain (loss)
         from investment
         transactions               (39,606)     (14,751)     (5,715)     (1,508)     (30,456)      (5,562)
      Change in net unrealized
         appreciation
         (depreciation) of
         investments              3,026,679    1,274,985     331,786     116,499    2,958,844    1,361,071
                                -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets from
         operations               3,227,316    1,401,863     413,193     162,637    2,961,418    1,315,468
                                -----------  -----------  ----------  ----------  -----------  -----------
   From contract transactions:
      Payments received from
         contract owners          2,378,731    3,769,463     302,624     404,190    5,133,542    2,283,736
      Transfers for contract
         benefits and
         terminations            (2,943,067)  (1,270,769)   (256,400)   (347,359)  (1,531,804)  (1,232,285)
      Contract maintenance
         charges                    (14,615)     (12,078)     (2,052)     (1,878)     (16,471)     (12,906)
      Transfers between
         subaccounts
         (including fixed
         account), net            3,884,525    4,964,858     430,581     645,045    1,668,775    4,887,422
                                -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets from
         contract transactions    3,305,574    7,451,474     474,753     699,998    5,254,042    5,925,967
                                -----------  -----------  ----------  ----------  -----------  -----------
      Total increase
         (decrease) in net
         assets                   6,532,890    8,853,337     887,946     862,635    8,215,460    7,241,435
Net assets at beginning of
   period                        33,726,499   24,873,162   5,561,047   4,698,412   25,285,447   18,044,012
                                -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD     $40,259,389  $33,726,499  $6,448,993  $5,561,047  $33,500,907  $25,285,447
                                ===========  ===========  ==========  ==========  ===========  ===========
Analysis of increase
   (decrease) in units
   outstanding:
   Units sold                       501,768      698,853      91,935     100,241      612,851      567,680
   Units redeemed                  (268,941)    (134,982)    (56,312)    (44,305)    (268,285)    (137,977)
                                -----------  -----------  ----------  ----------  -----------  -----------
      Increase (decrease) in
         units outstanding          232,827      563,871      35,623      55,936      344,566      429,703
Beginning units                   2,450,685    1,886,814     432,415     376,479    1,733,050    1,303,347
                                -----------  -----------  ----------  ----------  -----------  -----------
ENDING UNITS                      2,683,512    2,450,685     468,038     432,415    2,077,616    1,733,050
                                ===========  ===========  ==========  ==========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                         WM VARIABLE TRUST - STRATEGIC
                                     ASSET MANAGEMENT PORTFOLIOS, CONTINUED
                                ------------------------------------------------
                                       FLEXIBLE                 STRATEGIC
                                   INCOME PORTFOLIO         GROWTH PORTFOLIO
                                ----------------------  ------------------------
                                   2006        2005         2006         2005
                                ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets:
   From operations:
      Net investment income
         (loss)                 $  121,144  $   87,899  $   (74,710) $  (115,614)
      Net realized gain (loss)
         from investment
         transactions               11,622         540      (22,521)      (3,517)
      Change in net unrealized
         appreciation
         (depreciation) of
         investments               127,480      (1,066)   2,351,724    1,147,155
                                ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets from
         operations                260,246      87,373    2,254,493    1,028,024
                                ----------  ----------  -----------  -----------
   From contract transactions:
      Payments received from
         contract owners           140,137     528,222    3,092,197    1,430,495
      Transfers for contract
         benefits and
         terminations             (241,383)   (475,357)  (1,608,868)    (663,476)
      Contract maintenance
         charges                    (1,272)     (1,226)     (17,025)     (13,781)
      Transfers between
         subaccounts
         (including fixed
         account), net            (153,003)    165,245    1,845,060    2,001,786
                                ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets from
         contract transactions    (255,521)    216,884    3,311,364    2,755,024
                                ----------  ----------  -----------  -----------
      Total increase
         (decrease) in net
         assets                      4,725     304,257    5,565,857    3,783,048
Net assets at beginning of
   period                        4,890,554   4,586,297   17,422,835   13,639,787
                                ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD     $4,895,279  $4,890,554  $22,988,692  $17,422,835
                                ==========  ==========  ===========  ===========
Analysis of increase
   (decrease) in units
   outstanding:
   Units sold                       52,566     120,146      379,161      253,124
   Units redeemed                  (72,470)   (102,333)    (167,584)     (59,083)
                                ----------  ----------  -----------  -----------
      Increase (decrease) in
         units outstanding         (19,904)     17,813      211,577      194,041
Beginning units                    399,627     381,814    1,146,756      952,715
                                ----------  ----------  -----------  -----------
ENDING UNITS                       379,723     399,627    1,358,333    1,146,756
                                ==========  ==========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3) Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

(15) For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS

1.   THE COMPANY

     The Farmers Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farmers New World Life Insurance Company (the "Company") during 2000 and exists in accordance with the regulations of the Office of the Insurance Commissioner of the State of Washington. The Company is a wholly owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group. FGI, an insurance holding company that provides management services, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries and a reinsurance company, Farmers Reinsurance Company.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct, but the obligations of the Account, including benefits related to the variable annuity contract, are obligations of the Company.

     The Account is a funding vehicle for individual variable annuity contracts, which may consist of optional riders for additional insurance benefits. Investments are made in the underlying mutual fund portfolios and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Investment transactions are recorded on a trade date basis. The deposits collected for these contracts are invested at the direction of the contract holders in the subaccounts that comprise the Account. The Account is currently comprised of thirty-seven subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. The subaccounts invest in the following underlying mutual fund portfolios (collectively, the "Funds"):

     CALVERT VARIABLE SERIES, INC.
          Social Small Cap Growth Portfolio

     DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
          Developing Leaders Portfolio
          Quality Bond Portfolio

     DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES
          Socially Responsible Growth Fund

     DWS VARIABLE SERIES I - CLASS A SHARES
          Bond VIP
          Global Opportunities VIP
          Growth and Income VIP
          International VIP

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.   THE COMPANY (CONTINUED)

     DWS VARIABLE SERIES II - CLASS A SHARES
          Dreman High Return Equity VIP
          Government & Agency Securities VIP
          High Income VIP
          Money Market VIP (3)
          Small Cap Growth VIP

     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP - SERVICE CLASS SHARES
          Growth Portfolio
          Index 500 Portfolio
          Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
          Developing Markets Securities Fund
          Global Asset Allocation Fund
          Small - Mid Cap Growth Securities Fund
          Small Cap Value Securities Fund (1)

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
          Capital Growth Fund
          Mid Cap Value Fund (2)
          Structured Small Cap Equity Fund

     JANUS ASPEN SERIES
          Balanced Portfolio (Service Shares)
          Forty Portfolio (Institutional Shares)
          Mid Cap Growth Portfolio (Service Shares)

     PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
          Foreign Bond Portfolio (U.S. Dollar Hedged)
          Low Duration Portfolio

     WM VARIABLE TRUST - EQUITY FUNDS - CLASS 2 SHARES
          Equity Income Fund
          Mid Cap Stock Fund
          Small Cap Growth Fund
          West Coast Equity Fund (1)

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.   THE COMPANY (CONTINUED)

     WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS - CLASS 2 SHARES
          Balanced Portfolio
          Conservative Balanced Portfolio
          Conservative Growth Portfolio
          Flexible Income Portfolio
          Strategic Growth Portfolio

(1) Additional investment option available to contract holders as of May 2, 2005.

(2) Investment closed to new contract holders as of May 13, 2005. Effective May 1, 2006, only contract holders who held shares as of May 13, 2005 are permitted to make additional purchases and to reinvest dividends and capital gains into their accounts.

(3) Investment closed out of DWS Variable Series I and merged into DWS Variable Series II effective November 3, 2006.

     The Company owns the assets in the Account, and is obligated to pay all benefits under the contracts the Company issues. The Company provides insurance and administrative services to the contract holders for a fee. The Company also maintains a fixed account ("Fixed Account"), to which contract holders may direct their deposits and receive a fixed rate of return.

     The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. Certain officers of the Account are also officers and directors of the Company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS AND ACCUMULATION UNIT VALUES

     Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value per share of the respective portfolios at December 31, 2006. Accumulation unit values are computed daily based on total net assets of the Account.

     REALIZED GAINS AND LOSSES

     Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identified cost method.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     PAYABLE TO FARMERS NEW WORLD LIFE INSURANCE COMPANY

     Amounts payable to the Company consist of unsettled transactions. The amounts are due from the respective portfolios to the Company for asset-based charges.

     FEDERAL INCOME TAX

     The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Therefore, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this contract in the event of changes in tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Dividend income and capital gain distributions received by the Funds are reinvested in additional Fund shares and are recognized on the ex-distribution date.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE

     The Company assumes mortality and expense risk related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits. The charge is assessed daily and is equal, on an annual basis, to 0.95% of the average daily net assets in the subaccounts.

     Guaranteed Minimum Death Benefit

     The contract holder has the option at issue of electing the guaranteed minimum death benefit rider which provides an enhanced death benefit in the event of the death of the last surviving annuitant before the annuity start date. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts.

     Guaranteed Retirement Income Benefit

     A certain number of in-force contracts have a guaranteed retirement income benefit rider which guarantees a minimum lifetime fixed income benefit in certain specified circumstances. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts. As of June 18, 2003, the Account ceased offering the guaranteed retirement income benefit rider. For contract holders who elected the guaranteed retirement income benefit rider before June 18, 2003, the guaranteed retirement income benefit rider remains in force and the Account's obligations and duties under this rider will not change.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.   EXPENSES (CONTINUED)

     Administration Charge

     The Company will deduct a daily asset-based administration charge, at an annual rate of 0.20%, from each subaccount to help reimburse for administrative charges.

     CONTRACT MAINTENANCE CHARGES

     Surrender Charge

     The Company may deduct a surrender charge if, during the pay-in period, the contract holder fully surrenders the contract or withdraws a portion of its cash value. A surrender charge of up to 7% of amounts withdrawn may be deducted, if applicable.

     Records Maintenance Charge

     The Company deducts a records maintenance charge of $30 from the contract value on the last valuation day of each contract year during the pay-in period and on the date when the contract is surrendered, and at the annuity start date. This charge will be waived if certain conditions are met.

     Transfer Fee

     The Company may deduct after the twelfth transfer a transfer fee in the amount of $25 per transfer.

     PREMIUM TAXES

     Various states and other governmental entities charge a premium tax on contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. The Company is responsible for paying these taxes. If applicable, the Company will deduct the cost of such taxes from the contract value either from premium payments as the Company receives them, from contract value upon surrender or partial withdrawal, on the annuity start date, or upon payment of a death benefit.

     PORTFOLIO OPERATING EXPENSES

     The value of the net assets of each subaccount is reduced by the investment management, 12b-1 fees and service fees in some cases, and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses are paid indirectly by the contract holders, which currently ranges up to 2%.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2006 consist of the following:

                                                         PURCHASES      SALES
                                                        ----------   -----------
CALVERT VARIABLE SERIES, INC.
   Social Small Cap Growth Portfolio                    $   64,205   $    67,819

DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS
   SHARES
   Developing Leaders Portfolio                            734,437       439,443
   Quality Bond Portfolio                                  496,825       409,671

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -
   SERVICE CLASS SHARES
   Socially Responsible Growth Fund                          5,895         9,558

DWS VARIABLE SERIES I - CLASS A SHARES
   Bond VIP                                              1,850,252       844,316
   Global Opportunities VIP                                976,981       614,238
   Growth and Income VIP                                   324,432       513,141
   International VIP                                     1,513,875     1,099,137

DWS VARIABLE SERIES II - CLASS A SHARES
   Dreman High Return Equity VIP                         3,289,254     1,858,551
   Government & Agency Securities VIP                      356,644     1,061,780
   High Income VIP                                       1,120,547       497,087
   Money Market VIP                                        650,166     1,024,707
   Small Cap Growth VIP                                     47,960        45,080

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP -
   SERVICE CLASS SHARES
   Growth Portfolio                                      1,008,859       790,747
   Index 500 Portfolio                                   1,340,415       693,876
   Mid Cap Portfolio                                     2,716,394       506,107

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST - CLASS 2 SHARES
   Developing Markets Securities Fund                    2,121,941       310,589
   Global Asset Allocation Fund                            801,014       215,779
   Small - Mid Cap Growth Securities Fund                  196,033       238,830
   Small Cap Value Securities Fund                         888,596        98,829

GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Capital Growth Fund                                     884,705       706,957
   Mid Cap Value Fund                                    1,550,220     1,122,778
   Structured Small Cap Equity Fund                        359,771        33,592

JANUS ASPEN SERIES
   Balanced Portfolio (Service Shares)                     734,365       280,593
   Forty Portfolio (Institutional Shares)                1,182,563     1,307,558
   Mid Cap Growth Portfolio (Service Shares)                76,196       306,620

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE
   CLASS SHARES
   Foreign Bond Portfolio (U.S. Dollar Hedged)             932,648       487,725
   Low Duration Portfolio                                1,081,490       718,468

WM VARIABLE TRUST - EQUITY FUNDS - CLASS 2 SHARES
   Equity Income Fund                                    4,959,005       386,744
   Mid Cap Stock Fund                                    1,172,006       281,012
   Small Cap Growth Fund                                   164,665       251,695
   West Coast Equity Fund                                  695,011        13,223

WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT
   PORTFOLIOS - CLASS 2 SHARES
   Balanced Portfolio                                    6,784,316     3,233,083
   Conservative Balanced Portfolio                       1,292,441       729,793
   Conservative Growth Portfolio                         8,740,947     3,446,919
   Flexible Income Portfolio                               809,134       943,601
   Strategic Growth Portfolio                            5,554,327     2,312,985

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   FINANCIAL HIGHLIGHTS

     The Company sells variable annuity insurance products, which have unique combinations of features and fees that are charges against the contract holder's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract holders may not have selected all available and applicable contract options as discussed in Note 3.

                                            AT DECEMBER 31                    FOR THE PERIOD ENDED DECEMBER 31
                                -------------------------------------  ----------------------------------------------
                                                                                      EXPENSE
                                                                       INVESTMENT     RATIO **
                                               UNIT            NET       INCOME      LOWEST TO      TOTAL RETURN***
                                 UNITS      FAIR VALUE       ASSETS      RATIO *      HIGHEST      LOWEST TO HIGHEST
                                -------  ----------------  ----------  ----------  -------------  -------------------
CALVERT VARIABLE SERIES, INC:
   Social Small Cap Growth
      Portfolio
         2006                    30,715  $10.82 to $11.13  $  338,436     0.00%    0.03% to 0.50%  (0.85)% to  (0.36)%
         2005                    30,664   10.91 to  11.17     339,447     0.00%    0.03% to 0.54% (10.64)% to (10.20)%
         2004                    32,754   12.21 to  12.44     404,562     0.00%    0.03% to 0.57%   8.66%  to   9.19%
         2003                    23,380   11.24 to  11.39     264,605     1.70%    0.05% to 0.83%  37.31%  to  37.99%
         2002                    18,510    8.19 to   8.25     152,144     2.94%    0.05% to 0.69% (23.81)% to (23.43)%

DREYFUS VARIABLE INVESTMENT
   FUND - SERVICE CLASS
   SHARES:
      Developing Leaders
         Portfolio (3)
         2006                   283,416   11.44 to  11.77   3,305,856     0.15%    0.17% to 0.53%   1.84%  to   2.35%
         2005                   277,550   11.24 to  11.50   3,166,182     0.00%    0.20% to 0.50%   3.85%  to   4.36%
         2004                   258,325   10.82 to  11.02   2,827,921     0.00%    0.22% to 0.48%   9.24%  to   9.78%
         2003                   242,234    9.90 to  10.04   2,419,431     0.00%    0.23% to 0.44%  29.22%  to  29.86%
         2002                   168,774    7.66 to   7.73   1,300,205     0.02%    0.25% to 0.49% (20.62)% to (20.23)%

      Quality Bond Portfolio
         2006                   284,649   11.57 to  11.90   3,357,179     4.35%    0.17% to 0.54%   2.22%  to   2.72%
         2005                   286,054   11.32 to  11.58   3,288,246     3.38%    0.19% to 0.53%   0.60%  to   1.10%
         2004                   275,079   11.25 to  11.46   3,133,201     3.88%    0.20% to 0.55%   1.37%  to   1.87%
         2003                   259,835   11.10 to  11.25   2,909,808     3.70%    0.23% to 0.51%   3.08%  to   3.59%
         2002                   171,261   10.77 to  10.86   1,853,753     4.81%    0.24% to 0.49%   5.73%  to   6.25%

DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC. - SERVICE
   CLASS SHARES:
      Socially Responsible
         Growth Fund
         2006                    13,353    8.25 to   8.48     112,470     0.00%    0.09% to 0.61%   7.19%  to   7.72%
         2005                    13,670    7.70 to   7.88     106,995     0.00%    0.07% to 0.65%   1.68%  to   2.18%
         2004                    11,418    7.57 to   7.71      87,651     0.16%    0.07% to 0.68%   4.21%  to   4.73%
         2003                     8,898    7.26 to   7.36      65,265     0.01%    0.12% to 0.75%  23.71%  to  24.32%
         2002                     6,268    5.87 to   5.92      37,051     0.02%    0.04% to 0.88% (30.29)% to (29.94)%

DWS VARIABLE SERIES I (4) -
   CLASS A SHARES:
      Bond VIP (5)
         2006                   545,945   13.20 to  13.65   7,377,980     3.63%    0.11% to 0.55%   3.02%  to   3.53%
         2005                   483,139   12.81 to  13.18   6,312,274     3.52%    0.14% to 0.51%   0.94%  to   1.44%
         2004                   443,769   12.69 to  12.99   5,721,849     3.74%    0.16% to 0.49%   3.67%  to   4.18%
         2003                   391,779   12.24 to  12.47   4,854,330     3.93%    0.20% to 0.45%   3.36%  to   3.87%
         2002                   318,248   11.84 to  12.01   3,802,049     5.57%    0.21% to 0.44%   5.91%  to   6.43%

      Global Opportunities
         VIP (6)
         2006                   351,387   16.49 to  16.96   5,910,320     0.95%    0.15% to 0.53%  20.10%  to  20.69%
         2005                   326,957   13.73 to  14.05   4,560,332     0.57%    0.17% to 0.51%  16.28%  to  16.85%
         2004                   314,472   11.81 to  12.03   3,758,651     0.25%    0.20% to 0.47%  21.34%  to  21.94%
         2003                   275,496    9.73 to   9.86   2,703,398     0.09%    0.23% to 0.40%  46.67%  to  47.40%
         2002                   188,783    6.64 to   6.69   1,259,122     0.00%    0.24% to 0.47% (21.19)% to (20.80)%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            AT DECEMBER 31                     FOR THE PERIOD ENDED DECEMBER 31
                                --------------------------------------  ----------------------------------------------
                                                                                       EXPENSE            TOTAL
                                                                        INVESTMENT     RATIO **         RETURN***
                                                 UNIT           NET       INCOME      LOWEST TO         LOWEST TO
                                  UNITS       FAIR VALUE      ASSETS      RATIO *      HIGHEST           HIGHEST
                                ---------  ---------------  ----------  ----------  -------------  -------------------
DWS VARIABLE SERIES I (4) -
   CLASS A SHARES,
   CONTINUED:
   Growth and Income VIP (7)
      2006                        535,155  $9.75 to $10.08  $5,335,451    0.96%     0.22% to 0.53%  11.79%  to  12.34%
      2005                        553,278   8.72 to   8.98   4,918,481    1.29%     0.23% to 0.56%   4.35%  to   4.86%
      2004                        588,901   8.36 to   8.56   5,001,919    0.79%     0.24% to 0.57%   8.37%  to   8.90%
      2003                        607,789   7.71 to   7.86   4,746,923    1.04%     0.24% to 0.54%  24.68%  to  25.30%
      2002                        636,408   6.19 to   6.27   3,972,147    0.99%     0.24% to 0.53% (24.38)% to (24.00)%
   International VIP (8)
      2006                      1,081,449   8.75 to   9.05   9,689,796    1.80%     0.17% to 0.54%  23.87%  to  24.48%
      2005                      1,038,863   7.06 to   7.27   7,479,642    1.57%     0.21% to 0.51%  14.29%  to  14.85%
      2004                      1,015,300   6.18 to   6.33   6,373,460    1.26%     0.23% to 0.49%  14.64%  to  15.20%
      2003                        945,537   5.39 to   5.49   5,158,130    0.76%     0.26% to 0.45%  25.68%  to  26.30%
      2002                        779,997   4.29 to   4.35   3,375,447    0.79%     0.25% to 0.50% (19.69)% to (19.30)%
DWS VARIABLE SERIES II (9) -
   CLASS A SHARES:
   Dreman High Return Equity
      VIP (10)
      2006                      1,105,506  19.62 to  20.28  22,190,258    1.94%     0.18% to 0.53%  16.82%  to  17.39%
      2005                      1,082,484  16.79 to  17.28  18,523,552    1.73%     0.21% to 0.51%   6.17%  to   6.69%
      2004                      1,056,606  15.82 to  16.19  16,970,675    1.61%     0.23% to 0.49%  12.20%  to  12.75%
      2003                        998,203  14.10 to  14.36  14,235,929    1.97%     0.25% to 0.45%  29.79%  to  30.43%
      2002                        856,927  10.86 to  11.01   9,387,560    0.83%     0.26% to 0.51% (19.37)% to (18.97)%
   Government & Agency
      Securities VIP (11)
      2006                        351,379  12.89 to  13.33   4,628,720    4.11%     0.21% to 0.53%   2.48%  to   2.98%
      2005                        417,012  12.58 to  12.94   5,343,860    4.03%     0.22% to 0.52%   0.91%  to   1.41%
      2004                        457,076  12.46 to  12.76   5,787,094    2.91%     0.20% to 0.56%   2.06%  to   2.57%
      2003                        520,517  12.21 to  12.44   6,437,516    2.68%     0.20% to 0.53%   0.60%  to   1.09%
      2002                        487,728  12.14 to  12.31   5,973,236    3.10%     0.25% to 0.49%   6.30%  to   6.82%
   High Income VIP (12)
      2006                        422,245  13.53 to  13.99   5,848,139    7.72%     0.13% to 0.53%    8.68% to   9.22%
      2005                        401,869  12.45 to  12.81   5,102,244    9.45%     0.15% to 0.52%    2.20% to   2.71%
      2004                        374,415  12.18 to  12.47   4,634,441    6.87%     0.17% to 0.47%   10.59% to  11.13%
      2003                        316,214  11.02 to  11.22   3,524,576    7.43%     0.21% to 0.42%   22.60% to  23.21%
      2002                        218,307   8.98 to   9.11   1,978,268    6.83%     0.26% to 0.46%  (1.92)% to  (1.44)%
   Money Market VIP (13)
      2006                        111,006  10.82 to  11.19   1,232,513    4.53%     0.08% to 0.72%   2.92%  to   3.43%
      2005                        149,231  10.51 to  10.82   1,604,442    2.69%     0.10% to 0.66%   1.07%  to   1.57%
      2004                        121,452  10.40 to  10.65   1,285,817    0.89%     0.13% to 0.69%  (0.73)% to  (0.24)%
      2003                        155,698  10.48 to  10.68   1,655,506    0.81%     0.12% to 0.71%  (0.83)% to  (0.33)%
      2002                        142,235  10.57 to  10.71   1,518,740    1.47%     0.12% to 0.74%  (0.16)% to   0.34%
   Small Cap Growth VIP (14)
      2006                        119,289   4.61 to   4.77     562,705    0.00%     0.09% to 0.47%   3.56%  to   4.07%
      2005                        116,811   4.45 to   4.58     530,129    0.00%     0.09% to 0.47%   5.34%  to   5.86%
      2004                        117,058   4.23 to   4.33     502,754    0.00%     0.15% to 0.46%   9.22%  to   9.76%
      2003                        121,221   3.87 to   3.94     474,347    0.00%     0.24% to 0.42%  30.79%  to  31.43%
      2002                        112,913   2.96 to   3.00     336,829    0.00%     0.26% to 0.44% (34.55)% to (34.22)%
FIDELITY VARIABLE INSURANCE
   PRODUCTS FUNDS
   VIP - SERVICE CLASS SHARES:
   Growth Portfolio
      2006                      1,067,991   8.76 to   9.01   9,539,394    0.27%     0.15% to 0.54%   5.00%  to   5.52%
      2005                      1,032,504   8.34 to   8.54   8,749,413    0.38%     0.17% to 0.53%   3.96%  to   4.48%
      2004                      1,005,924   8.02 to   8.17   8,172,661    0.15%     0.18% to 0.51%   1.58%  to   2.09%
      2003                        753,540   7.90 to   8.00   6,001,979    0.16%     0.23% to 0.42%  30.63%  to  31.27%
      2002                        551,859   6.05 to   6.10   3,354,362    0.08%     0.25% to 0.48% (31.33)% to (30.99)%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             AT DECEMBER 31                      FOR THE PERIOD ENDED DECEMBER 31
                                ----------------------------------------  ---------------------------------------------
                                                                                         EXPENSE            TOTAL
                                                                          INVESTMENT     RATIO **         RETURN***
                                                 UNIT             NET       INCOME      LOWEST TO         LOWEST TO
                                  UNITS       FAIR VALUE        ASSETS      RATIO *      HIGHEST           HIGHEST
                                ---------  ----------------  -----------  ----------  -------------  ------------------
FIDELITY VARIABLE INSURANCE
   PRODUCTS FUNDS VIP -
   SERVICE CLASS SHARES,
   CONTINUED:
   Index 500 Portfolio
      2006                      1,007,401  $11.25 to $11.57  $11,562,386     1.52%    0.12% to 0.58%  13.74%  to  14.30%
      2005                        948,817    9.89 to  10.12    9,535,693     1.64%    0.15% to 0.57%   3.02%  to   3.53%
      2004                        874,020    9.60 to   9.77    8,495,530     1.15%    0.18% to 0.54%   8.71%  to   9.25%
      2003                        750,683    8.83 to   8.95    6,684,698     1.13%    0.23% to 0.45%  26.19%  to  26.82%
      2002                        482,319    7.00 to   7.05    3,392,038     0.70%    0.23% to 0.51% (23.59)% to (23.21)%
   Mid Cap Portfolio
      2006                        361,508   19.70 to  20.25    7,263,898     0.22%    0.12% to 0.53%  10.77%  to  11.31%
      2005                        277,295   17.78 to  18.20    5,008,441     0.00%    0.13% to 0.49%  16.29%  to  16.86%
      2004                        237,086   15.29 to  15.57    3,668,686     0.00%    0.16% to 0.43%  22.74%  to  23.35%
      2003                        178,938   12.46 to  12.62    2,247,725     0.26%    0.19% to 0.37%  36.28%  to  36.95%
      2002                        124,972    9.14 to   9.22    1,148,022     0.44%    0.22% to 0.37% (11.36)% to (10.92)%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE
   PRODUCTS TRUST - CLASS 2
   SHARES:
   Developing Markets
      Securities Fund
      2006                        245,846   17.92 to  18.53    4,526,306     1.08%    0.03% to 0.63%  26.02%  to  26.64%
      2005                        135,538   14.22 to  14.63    1,970,148     1.36%    0.02% to 0.62%  25.37%  to  25.98%
      2004                         65,196   11.34 to  11.61      753,743     1.72%    0.06% to 0.62%  22.68%  to  23.29%
      2003                         20,092    9.25 to   9.42      188,382     1.07%    0.05% to 0.52%  50.51%  to  51.25%
      2002                         15,260    6.14 to   6.23       94,674     1.66%    0.23% to 0.43%  (1.77)% to  (1.28)%
   Global Asset Allocation
      Fund (15)
      2006                        106,511   15.47 to  15.91    1,685,115     6.97%    0.10% to 0.61%  19.15%  to  19.74%
      2005                         77,834   12.99 to  13.29    1,028,164     3.65%    0.10% to 0.66%   1.88%  to   2.38%
      2004                         51,020   12.75 to  12.98      659,293     3.12%    0.15% to 0.63%  13.84%  to  14.40%
      2003                         32,958   11.20 to  11.35      372,079     1.97%    0.08% to 0.43%  29.81%  to  30.46%
      2002                         15,605    8.63 to   8.70      135,169     1.77%    0.02% to 0.55%  (5.94)% to  (5.48)%
   Small - Mid Cap Growth
      Securities Fund (16)
      2006                        176,578   10.73 to  11.04    1,931,701     0.00%    0.19% to 0.53%   6.93%  to   7.46%
      2005                        178,214   10.04 to  10.27    1,815,777     0.00%    0.21% to 0.50%   3.09%  to   3.60%
      2004                        169,992    9.73 to   9.91    1,674,276     0.00%    0.23% to 0.47%   9.66%  to  10.20%
      2003                        150,004    8.88 to   8.99    1,342,375     0.00%    0.25% to 0.42%  35.02%  to  35.69%
      2002                         92,100    6.57 to   6.63      608,677     0.26%    0.25% to 0.50% (29.84)% to (29.50)%
   Small Cap Value Securities
      Fund
      2006                         81,744   13.04 to  13.15    1,071,986     0.65%    0.01% to 0.60%  15.09%  to  15.65%
      2005 (1)                     19,851   11.33 to  11.37      225,565     0.27%    0.00% to 0.45%  13.30%  to  13.67%
      2004                             --      --        --           --       --       --       --      --          --
      2003                             --      --        --           --       --       --       --      --          --
      2002                             --      --        --           --       --       --       --      --          --
GOLDMAN SACHS VARIABLE
   INSURANCE TRUST:
   Capital Growth Fund
      2006                        894,694    9.40 to   9.66    8,569,671     0.13%    0.15% to 0.52%   6.80%  to   7.33%
      2005                        865,139    8.80 to   9.00    7,729,517     0.16%    0.18% to 0.50%   1.28%  to   1.77%
      2004                        785,646    8.69 to   8.85    6,906,321     0.77%    0.21% to 0.46%   7.31%  to   7.84%
      2003                        659,374    8.09 to   8.20    5,380,818     0.32%    0.24% to 0.41%  21.73%  to  22.33%
      2002                        438,261    6.65 to   6.70    2,929,245     0.26%    0.25% to 0.48% (25.56)% to (25.19)%
   Mid Cap Value Fund
      2006                        446,577   19.77 to  20.33    9,006,506     0.94%    0.15% to 0.58%  14.28%  to  14.85%
      2005                        470,664   17.30 to  17.70    8,272,239     0.62%    0.19% to 0.55%  11.00%  to  11.55%
      2004                        409,573   15.58 to  15.87    6,459,011     0.64%    0.24% to 0.49%  23.84%  to  24.45%
      2003                        350,327   12.58 to  12.75    4,443,686     1.02%    0.26% to 0.43%  26.31%  to  26.93%
      2002                        257,423    9.96 to  10.04    2,577,535     1.28%    0.25% to 0.49%  (6.24)% to  (5.78)%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             AT DECEMBER 31                      FOR THE PERIOD ENDED DECEMBER 31
                                ----------------------------------------  ----------------------------------------------
                                                                                         EXPENSE
                                                                          INVESTMENT     RATIO **
                                                 UNIT            NET        INCOME      LOWEST TO      TOTAL RETURN***
                                  UNITS       FAIR VALUE        ASSETS      RATIO *      HIGHEST      LOWEST TO HIGHEST
                                ---------  ----------------  -----------  ----------  -------------  -------------------
GOLDMAN SACHS VARIABLE
   INSURANCE TRUST, CONTINUED:
   Structured Small Cap
      Equity Fund (17)
      2006                         40,155  $16.20 to $16.66  $   664,314     0.89%    0.01% to 0.59%  10.45%  to  11.00%
      2005                         22,145   14.66 to  15.01      330,454     0.25%    0.00% to 0.68%   4.35%  to   4.87%
      2004                         16,093   14.05 to  14.31      229,571     0.23%    0.00% to 0.74%  14.43%  to  15.00%
      2003                          5,547   12.28 to  12.44       68,907     0.53%    0.00% to 0.79%  43.64%  to  44.35%
      2002                          1,394    8.55 to   8.62       11,991     0.40%    0.00% to 0.95% (16.35)% to (15.93)%

JANUS ASPEN SERIES:
   Balanced Portfolio
      (Service Shares)
      2006                        261,717   12.14 to  12.48    3,248,621     2.04%    0.03% to 0.70%   8.63%  to   9.16%
      2005                        224,976   11.17 to  11.43    2,560,217     2.07%    0.06% to 0.70%   5.92%  to   6.44%
      2004                        242,548   10.55 to  10.74    2,595,975     2.29%    0.05% to 0.71%   6.53%  to   7.06%
      2003                        207,898    9.90 to  10.03    2,081,021     1.97%    0.12% to 0.68%  11.88%  to  12.43%
      2002                        125,339    8.85 to   8.93    1,115,042     2.67%    0.13% to 0.57%  (8.19)% to  (7.74)%

   Forty Portfolio
      (Institutional
      Shares) (18)
      2006                      2,167,101    7.19 to   7.43   15,926,360     0.36%    0.20% to 0.52%   7.57%  to   8.11%
      2005                      2,162,462    6.68 to   6.87   14,719,673     0.22%    0.22% to 0.52%  11.02%  to  11.57%
      2004                      2,221,658    6.02 to   6.16   13,576,167     0.25%    0.23% to 0.50%  16.31%  to  16.88%
      2003                      2,259,340    5.17 to   5.27   11,827,748     0.49%    0.25% to 0.49%  18.58%  to  19.17%
      2002                      2,025,941    4.36 to   4.42    8,916,752     0.60%    0.23% to 0.53% (17.04)% to (16.63)%

   Mid Cap Growth Portfolio
      (Service Shares) (19)
      2006                        102,497   10.50 to  10.80    1,098,066     0.00%    0.17% to 0.69%  11.47%  to  12.02%
      2005                        122,884    9.42 to   9.64    1,177,102     0.00%    0.16% to 0.67%  10.21%  to  10.76%
      2004                        115,370    8.55 to   8.70      998,843     0.00%    0.18% to 0.62%  18.51%  to  19.10%
      2003                        116,618    7.21 to   7.31      848,654     0.00%    0.15% to 0.62%  32.58%  to  33.23%
      2002                        116,950    5.44 to   5.48      639,738     0.00%    0.17% to 0.61% (29.29)% to (28.94)%

PIMCO VARIABLE INSURANCE TRUST
   - ADMINISTRATIVE CLASS
   SHARES:
   Foreign Bond Portfolio
      (U.S. Dollar
      Hedged) (20)
      2006                        401,737   12.87 to  13.30    5,290,925     3.26%    0.13% to 0.54%   0.53%  to   1.03%
      2005                        380,726   12.80 to  13.17    4,969,269     2.41%    0.16% to 0.51%   3.44%  to   3.95%
      2004                        341,494   12.37 to  12.67    4,292,258     2.02%    0.18% to 0.47%   3.84%  to   4.36%
      2003                        284,164   11.92 to  12.14    3,425,930     2.59%    0.21% to 0.43%   0.60%  to   1.10%
      2002                        181,391   11.85 to  12.01    2,167,129     3.50%    0.24% to 0.49%   6.43%  to   6.96%

   Low Duration Portfolio (21)
      2006                        613,062   12.02 to  12.43    7,534,145     4.19%    0.15% to 0.50%   2.29%  to   2.79%
      2005                        600,741   11.75 to  12.09    7,192,759     2.80%    0.17% to 0.49%  (0.62)% to  (0.13)%
      2004                        559,284   11.82 to  12.10    6,714,631     1.24%    0.19% to 0.48%   0.19%  to   0.69%
      2003                        517,872   11.80 to  12.02    6,183,997     1.77%    0.21% to 0.44%   0.68%  to   1.18%
      2002                        419,015   11.72 to  11.88    4,953,238     3.40%    0.24% to 0.45%   5.32%  to   5.84%

WM VARIABLE TRUST - EQUITY
   FUNDS CLASS 2 SHARES:
   Equity Income Fund
      2006                        817,632   16.44 to  16.91   13,711,694     1.45%    0.06% to 0.57%  15.95%  to  16.52%
      2005                        557,147   14.18 to  14.51    8,032,598     1.43%    0.07% to 0.59%   8.20%  to   8.73%
      2004                        355,229   13.11 to  13.35    4,717,904     1.49%    0.13% to 0.56%  16.88%  to  17.46%
      2003                        184,123   11.21 to  11.36    2,083,450     2.22%    0.19% to 0.45%  27.63%  to  28.26%
      2002                        112,960    8.79 to   8.86      997,273     1.97%    0.22% to 0.40% (14.09)% to (13.67)%

   Mid Cap Stock Fund
      2006                        224,895   16.66 to  17.13    3,826,534     1.47%    0.13% to 0.65%  14.67%  to  15.24%
      2005                        190,030   14.52 to  14.86    2,806,438     0.28%    0.18% to 0.60%  11.28%  to  11.83%
      2004                        185,690   13.05 to  13.29    2,454,063     0.19%    0.25% to 0.51%  12.42%  to  12.97%
      2003                        138,103   11.61 to  11.76    1,616,274     0.17%    0.30% to 0.41%  25.38%  to  26.00%
      2002                        110,622    9.26 to   9.34    1,029,230     0.17%    0.25% to 0.47% (11.99)% to (11.56)%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             AT DECEMBER 31                      FOR THE PERIOD ENDED DECEMBER 31
                                ----------------------------------------  ----------------------------------------------
                                                                                         EXPENSE
                                                                          INVESTMENT     RATIO **
                                                 UNIT            NET        INCOME      LOWEST TO      TOTAL RETURN***
                                  UNITS       FAIR VALUE        ASSETS      RATIO *      HIGHEST      LOWEST TO HIGHEST
                                ---------  ----------------  -----------  ----------  -------------  -------------------
WM VARIABLE TRUST - EQUITY
   FUNDS
   CLASS 2 SHARES, CONTINUED:
      Small Cap Growth
         Fund (22)
         2006                     196,230  $ 8.69 to $ 8.94  $ 1,741,611     0.00%    0.15% to 0.67%   4.86%  to   5.37%
         2005                     203,768    8.29 to   8.48    1,717,489     0.00%    0.16% to 0.62%  (3.63)% to  (3.16)%
         2004                     195,536    8.60 to   8.76    1,703,073     0.00%    0.19% to 0.51%   2.79%  to   3.30%
         2003                     137,084    8.37 to   8.48    1,155,829     0.00%    0.27% to 0.39%  68.16%  to  68.99%
         2002                     126,499    4.98 to   5.02      632,173     0.00%    0.24% to 0.45% (48.14)% to (47.88)%

      West Coast Equity Fund
         2006                      61,281   12.73 to  12.84      785,682     0.33%    0.03% to 0.65%   9.94%  to  10.49%
         2005 (1)                   6,323   11.58 to  11.62       73,374     0.00%    0.00% to 0.28%  15.82%  to  16.20%
         2004                          --      --        --           --       --       --       --      --          --
         2003                          --      --        --           --       --       --       --      --          --
         2002                          --      --        --           --       --       --       --      --          --

WM VARIABLE TRUST - STRATEGIC
   ASSET MANAGEMENT PORTFOLIOS
   - CLASS 2 SHARES:
      Balanced Portfolio
         2006                   2,683,512   14.76 to  15.08   40,259,389     1.90%    0.05% to 0.61%   8.59%  to   9.12%
         2005                   2,450,685   13.60 to  13.82   33,726,499     1.73%    0.06% to 0.60%   4.01%  to   4.52%
         2004                   1,886,814   13.07 to  13.22   24,873,162     1.67%    0.09% to 0.56%   8.05%  to   8.58%
         2003                     900,787   12.10 to  12.18   10,946,004     1.96%    0.18% to 0.48%  20.47%  to  21.07%
         2002 (2)                 120,768   10.04 to  10.06    1,214,191     0.00%    0.00% to 0.44%   2.02%  to   2.18%

      Conservative Balanced
         Portfolio
         2006                     468,038   13.56 to  13.85    6,448,993     2.48%    0.10% to 0.65%   6.74%  to   7.27%
         2005                     432,415   12.70 to  12.91    5,561,047     2.18%    0.11% to 0.65%   2.68%  to   3.18%
         2004                     376,479   12.37 to  12.51    4,698,412     1.92%    0.11% to 0.61%   6.12%  to   6.65%
         2003                     174,492   11.66 to  11.73    2,043,482     1.76%    0.15% to 0.45%  14.93%  to  15.50%
         2002 (2)                  14,174   10.14 to  10.16      143,825     0.00%    0.00% to 1.12%   2.42%  to   2.59%

      Conservative Growth
         Portfolio
         2006                   2,077,616   15.89 to  16.23   33,500,907     1.38%    0.10% to 0.54%  10.13%  to  10.68%
         2005                   1,733,050   14.42 to  14.66   25,285,447     1.09%    0.15% to 0.52%   4.98%  to   5.50%
         2004                   1,303,347   13.74 to  13.90   18,044,012     1.26%    0.21% to 0.46%   9.76%  to  10.31%
         2003                     693,643   12.52 to  12.60    8,715,801     1.71%    0.22% to 0.39%  26.28%  to  26.91%
         2002 (2)                  65,139    9.91 to   9.93      646,479     0.00%    0.05% to 0.57%   1.65%  to   1.81%

      Flexible Income
         Portfolio
         2006                     379,723   12.65 to  12.92    4,895,279     3.60%    0.01% to 0.92%   4.89%  to   5.40%
         2005                     399,627   12.06 to  12.26    4,890,554     2.97%    0.02% to 0.85%   1.43%  to   1.93%
         2004                     381,814   11.89 to  12.03    4,586,297     3.19%    0.02% to 0.86%   4.51%  to   5.02%
         2003                      97,033   11.38 to  11.45    1,110,389     2.05%    0.11% to 0.80%  11.18%  to  11.73%
         2002 (2)                  26,750   10.23 to  10.25      274,150     0.00%    0.00% to 0.75%   2.62%  to   2.78%

      Strategic Growth
         Portfolio
         2006                   1,358,333   16.66 to  17.01   22,988,692     0.88%    0.07% to 0.59%  10.94%  to  11.49%
         2005                   1,146,756   15.01 to  15.26   17,422,835     0.52%    0.10% to 0.57%   5.73%  to   6.25%
         2004                     952,715   14.20 to  14.36   13,639,787     0.57%    0.14% to 0.51%  10.71%  to  11.26%
         2003                     421,993   12.83 to  12.91    5,433,767     0.79%    0.18% to 0.39%  30.61%  to  31.25%
         2002 (2)                  28,895    9.82 to   9.84      283,980     0.00%    0.00% to 0.68%   1.41%  to   1.57%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

(1)  For the period beginning May 2, 2005 and ended December 31, 2005

(2)  For the period beginning September 3, 2002 and ended December 31, 2002

(3)  Formerly named Dreyfus Small Cap Portfolio

(4)  Formerly named Scudder Variable Series I

(5)  Formerly named Scudder Bond Portfolio

(6)  Formerly named Scudder Global Discovery Portfolio

(7)  Formerly named Scudder Growth and Income Portfolio

(8)  Formerly named Scudder International Portfolio

(9)  Formerly named Scudder Variable Series II

(10) Formerly named SVS Dreman High Return Equity Portfolio

(11) Formerly named Scudder Government & Agency Securities Portfolio

(12) Formerly named Scudder High Income Portfolio

(13) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(14) Formerly named Scudder Small Cap Growth Portfolio

(15) Formerly named Templeton Asset Strategy Fund

(16) Formerly named Franklin Small Cap Fund

(17) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(18) Formerly named Janus Capital Appreciation Portfolio

(19) Formerly named Janus Aggressive Growth Portfolio

(20) Formerly named PIMCO Foreign Bond Portfolio

(21) Formerly named PIMCO Low Duration Bond Portfolio

(22) Formerly named WM Small Cap Stock Fund

* These amounts represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract holder accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

*** These amounts represent the total return for the period indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED

                                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                        STANDARD BENEFIT UNIT ACTIVITY DURING:
                                -----------------------------------------------------
                                          UNITS                                         ACCUMULATION
                                       OUTSTANDING                                       UNIT VALUE
                                      DECEMBER 31,   UNITS       UNITS        UNITS     DECEMBER 31,
                                YEAR   PRIOR YEAR    ISSUED    REDEEMED    OUTSTANDING    YEAR END
                                ----  ------------  -------  -----------  -----------  ------------
CALVERT VARIABLE SERIES, INC.
   SUBACCOUNT:
   Social Small Cap
      Growth Portfolio          2006       7,862      2,092       (539)        9,415       $11.13
                                2005       8,583      2,122     (2,843)        7,862        11.17
DREYFUS VARIABLE INVESTMENT
   FUND SUBACCOUNTS:
   Developing Leaders
      Portfolio                 2006     122,449     30,580    (19,328)      133,701        11.77
                                2005     110,599     18,888     (7,038)      122,449        11.50
   Quality Bond Portfolio       2006     132,984     15,948    (14,454)      134,478        11.90
                                2005     130,427     16,166    (13,609)      132,984        11.58
DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC
   SUBACCOUNT:
   Socially Responsible
      Growth Fund               2006       7,154        342       (285)        7,211         8.48
                                2005       6,880        335        (61)        7,154         7.88
DWS VARIABLE SERIES I (1)
   SUBACCOUNTS:
   Bond VIP (2)                 2006     220,418     75,023    (31,943)      263,498        13.65
                                2005     193,066     45,166    (17,814)      220,418        13.18
   Global Opportunities
      VIP (3)                   2006     150,042     35,081    (11,735)      173,388        16.96
                                2005     138,459     22,814    (11,231)      150,042        14.05
   Growth and Income
      VIP (4)                   2006     261,785     14,397    (27,079)      249,103        10.08
                                2005     290,881     11,133    (40,229)      261,785         8.98
   International VIP (5)        2006     469,636    127,770    (49,484)      547,922         9.05
                                2005     447,459     64,909    (42,732)      469,636         7.27
DWS VARIABLE SERIES II (6)
   SUBACCOUNTS:
   Dreman High Return
      Equity VIP (7)            2006     489,922     85,081    (40,417)      534,586        20.28
                                2005     467,234     84,532    (61,844)      489,922        17.28
   Government & Agency
      Securities VIP (8)        2006     185,028      9,245    (36,877)      157,396        13.33
                                2005     213,494     13,210    (41,676)      185,028        12.94
   High Income VIP (9)          2006     184,554     31,600    (18,422)      197,732        13.99
                                2005     169,043     31,494    (15,983)      184,554        12.81
   Money Market VIP (10)        2006      90,120     42,846    (67,580)       65,386        11.19
                                2005      68,873     66,301    (45,054)       90,120        10.82
   Small Cap Growth
      VIP (11)                  2006      47,345      7,045     (3,895)       50,495         4.77
                                2005      49,225      4,386     (6,266)       47,345         4.58

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                        STANDARD BENEFIT UNIT ACTIVITY DURING:
                                -----------------------------------------------------
                                          UNITS                                        ACCUMULATION
                                       OUTSTANDING                                      UNIT VALUE
                                      DECEMBER 31,   UNITS      UNITS        UNITS     DECEMBER 31,
                                YEAR   PRIOR YEAR    ISSUED    REDEEMED   OUTSTANDING    YEAR END
                                ----  ------------  -------  -----------  -----------  ------------
FIDELITY VARIABLE INSURANCE
   PRODUCTS FUNDS VIP
   SUBACCOUNTS:
   Growth Portfolio             2006     474,631     71,924    (35,442)      511,113      $ 9.01
                                2005     473,634     93,139    (92,142)      474,631        8.54
   Index 500 Portfolio          2006     473,342     79,361    (28,101)      524,602       11.57
                                2005     428,902    118,524    (74,084)      473,342       10.12
   Mid Cap Portfolio            2006     119,455     74,391    (13,778)      180,068       20.25
                                2005      96,561     37,319    (14,425)      119,455       18.20
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   SUBACCOUNTS:
   Developing Markets
      Securities Fund           2006      75,890     95,718    (15,995)      155,613       18.53
                                2005      40,921     45,823    (10,854)       75,890       14.63
   Global Asset Allocation
      Fund                      2006      42,793     36,801    (11,366)       68,228       15.91
                                2005      29,955     16,155     (3,317)       42,793       13.29
   Small - Mid Cap Growth
      Securities Fund (12)      2006      79,223     12,076     (6,049)       85,250       11.04
                                2005      72,524     11,540     (4,841)       79,223       10.27
   Small Cap Value
      Securities Fund           2006      15,257     37,426     (6,749)       45,934       13.15
                                2005          --     15,354        (97)       15,257       11.37
GOLDMAN SACHS VARIABLE
   INSURANCE TRUST
   SUBACCOUNTS:
   Capital Growth Fund          2006     387,089     59,093    (30,630)      415,552        9.66
                                2005     338,369     75,856    (27,136)      387,089        9.00
   Mid Cap Value Fund           2006     237,447     17,670    (21,971)      233,146       20.33
                                2005     188,246     68,734    (19,533)      237,447       17.70
   Structured Small Cap
      Equity Fund (13)          2006      11,253     10,010       (348)       20,915       16.66
                                2005      10,374      6,029     (5,150)       11,253       15.01
JANUS ASPEN SERIES SUBACCOUNTS:
   Balanced Portfolio
      (Service Shares)          2006     138,312     44,137    (21,152)      161,297       12.48
                                2005     151,279     12,003    (24,970)      138,312       11.43
   Forty Portfolio
      (Institutional
      Shares) (14)              2006     971,391    114,365    (89,332)      996,424        7.43
                                2005     997,315     85,760   (111,684)      971,391        6.87
   Mid Cap Growth Portfolio
      (Service Shares)          2006      72,762      6,790    (21,294)       58,258       10.80
                                2005      66,619     15,206     (9,063)       72,762        9.64

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                        STANDARD BENEFIT UNIT ACTIVITY DURING:
                                -----------------------------------------------------
                                          UNITS                                        ACCUMULATION
                                       OUTSTANDING                                      UNIT VALUE
                                      DECEMBER 31,   UNITS      UNITS        UNITS     DECEMBER 31,
                                YEAR   PRIOR YEAR    ISSUED    REDEEMED   OUTSTANDING    YEAR END
                                ----  ------------  -------  -----------  -----------  ------------
PIMCO VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
      Foreign Bond Portfolio
         (U.S. Dollar Hedged)   2006      175,291    33,718    (19,775)       189,234     $13.30
                                2005      148,368    46,441    (19,518)       175,291      13.17

      Low Duration Portfolio    2006      252,285    36,533    (28,009)       260,809      12.43
                                2005      228,817    46,176    (22,708)       252,285      12.09
WM VARIABLE TRUST - EQUITY
   FUNDS SUBACCOUNTS:
      Equity Income Fund        2006      274,991   104,604    (12,752)       366,843      16.91
                                2005      189,327   116,783    (31,119)       274,991      14.51

      Mid Cap Stock Fund        2006      102,557    34,891     (5,000)       132,448      17.13
                                2005       94,183    13,959     (5,585)       102,557      14.86

      Small Cap Growth Fund     2006      115,146    16,824    (14,425)       117,545       8.94
                                2005      104,782    20,482    (10,118)       115,146       8.48

      West Coast Equity Fund    2006        2,658    39,611        (28)        42,241      12.84
                                2005           --     2,673        (15)         2,658      11.62
WM VARIABLE TRUST - STRATEGIC
   ASSET MANAGEMENT
   SUBACCOUNTS:
      Balanced Portfolio        2006    1,292,153   289,915   (110,474)     1,471,594      15.08
                                2005    1,005,338   343,974    (57,159)     1,292,153      13.82
      Conservative Balanced
         Portfolio              2006      244,171    40,757    (21,190)       263,738      13.85
                                2005      217,162    58,874    (31,865)       244,171      12.91
      Conservative Growth
         Portfolio              2006      820,684   257,892   (130,814)       947,762      16.23
                                2005      572,200   302,257    (53,773)       820,684      14.66
      Flexible Income
         Portfolio              2006      314,887    20,549    (35,191)       300,245      12.92
                                2005      291,959    89,355    (66,427)       314,887      12.26
      Strategic Growth
         Portfolio              2006      587,575   226,120    (82,880)       730,815      17.01
                                2005      477,156   150,689    (40,270)       587,575      15.26

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                    GUARANTEED MINIMUM DEATH BENEFIT UNIT ACTIVITY
                                                       DURING:
                                -----------------------------------------------------
                                          UNITS                                        ACCUMULATION
                                       OUTSTANDING                                      UNIT VALUE
                                      DECEMBER 31,   UNITS      UNITS        UNITS     DECEMBER 31,
                                YEAR   PRIOR YEAR    ISSUED    REDEEMED   OUTSTANDING    YEAR END
                                ----  ------------  -------  -----------  -----------  ------------
CALVERT VARIABLE SERIES, INC
   SUBACCOUNT:
   Social Small Cap Growth
      Portfolio                 2006      12,206      2,677     (3,438)      11,445       $10.97
                                2005      11,713      1,280       (787)      12,206        11.04
DREYFUS VARIABLE INVESTMENT
   FUND SUBACCOUNTS:
   Developing Leaders
      Portfolio                 2006      71,306     14,288     (6,224)      79,370        11.60
                                2005      62,528     15,193     (6,415)      71,306        11.37

   Quality Bond Portfolio       2006      78,407     19,458    (12,454)      85,411        11.73
                                2005      72,755     12,402     (6,750)      78,407        11.45
DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC
   SUBACCOUNT:
   Socially Responsible
      Growth Fund               2006       3,779        355        (26)       4,108         8.37
                                2005       2,158      1,637        (16)       3,779         7.78
DWS VARIABLE SERIES I (1)
   SUBACCOUNTS:
   Bond VIP (2)                 2006     179,601     62,391    (37,330)     204,662        13.42
                                2005     160,493     37,063    (17,955)     179,601        12.99
   Global Opportunities
      VIP (3)                   2006      94,096     27,913    (15,966)     106,043        16.72
                                2005      87,049     19,031    (11,984)      94,096        13.89

   Growth and Income VIP (4)    2006     118,112     16,170    (11,450)     122,832         9.92
                                2005     110,561     11,554     (4,003)     118,112         8.85

   International VIP (5)        2006     271,483     60,505    (38,753)     293,235         8.90
                                2005     248,966     58,998    (36,481)     271,483         7.17

DWS VARIABLE SERIES II (6)
   SUBACCOUNTS:
   Dreman High Return
      Equity VIP (7)            2006     273,197     58,892    (31,050)     301,039        19.94
                                2005     254,353    202,535   (183,691)     273,197        17.03
   Government & Agency
      Securities VIP (8)        2006     112,300      6,069    (28,862)      89,507        13.11
                                2005     114,798     12,153    (14,651)     112,300        12.76

   High Income VIP (9)          2006     131,757     32,705    (17,242)     147,220        13.76
                                2005     117,350     32,858    (18,451)     131,757        12.63

   Money Market VIP (10)        2006      42,546      5,046    (22,867)      24,725        11.00
                                2005      32,014     14,679     (4,147)      42,546        10.67

   Small Cap Growth VIP (11)    2006      26,235      1,752     (3,120)      24,867         4.69
                                2005      24,590      2,304       (659)      26,235         4.52

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                       INDIVIDUAL FLEXIBLE PREMIUM VARIABLE
                                          ANNUITY WITH GUARANTEED MINIMUM
                                        DEATH BENEFIT UNIT ACTIVITY DURING:
                                -------------------------------------------------
                                          UNITS                                    ACCUMULATION
                                       OUTSTANDING                                  UNIT VALUE
                                      DECEMBER 31,   UNITS    UNITS      UNITS     DECEMBER 31,
                                YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                ----  ------------  ------  --------  -----------  ------------
FIDELITY VARIABLE INSURANCE
   PRODUCTS FUNDS VIP
   SUBACCOUNTS:
   Growth Portfolio             2006     295,340    65,469  (28,965)    331,844       $ 8.88
                                2005     263,893    64,331  (32,884)    295,340         8.44

   Index 500 Portfolio          2006     262,988    58,422  (23,883)    297,527        11.40
                                2005     220,124    67,512  (24,648)    262,988        10.00

   Mid Cap Portfolio            2006      84,654    28,747   (8,739)    104,662        19.97
                                2005      64,224    26,756   (6,326)     84,654        17.99
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   SUBACCOUNTS:
   Developing Markets
      Securities Fund           2006      36,721    38,668   (9,292)     66,097        18.22
                                2005      16,746    25,431   (5,456)     36,721        14.42

   Global Asset Allocation
      Fund                      2006      14,969     6,136   (3,970)     17,135        15.69
                                2005       5,529     9,814     (374)     14,969        13.14

   Small - Mid Cap Growth
      Securities Fund (12)      2006      46,583     8,344   (7,384)     47,543        10.88
                                2005      44,352     5,345   (3,114)     46,583        10.15

   Small Cap Value Securities
      Fund                      2006       4,592    17,908   (1,941)     20,559        13.09
                                2005          --     4,708     (116)      4,592        11.35
GOLDMAN SACHS VARIABLE
   INSURANCE TRUST
   SUBACCOUNTS:
   Capital Growth Fund          2006     257,080    54,622  (25,629)    286,073         9.53
                                2005     220,503    63,269  (26,692)    257,080         8.90

   Mid Cap Value Fund           2006     115,812    22,996  (17,599)    121,209        20.04
                                2005     101,474    29,024  (14,686)    115,812        17.50

   Structured Small Cap Equity
      Fund (13)                 2006      10,867     8,596   (1,640)     17,823        16.43
                                2005       5,694     6,070     (897)     10,867        14.83
JANUS ASPEN SERIES
   SUBACCOUNTS:
   Balanced Portfolio (Service
      Shares)                   2006      44,790    20,148   (2,759)     62,179        12.31
                                2005      44,975     4,182   (4,367)     44,790        11.30

   Forty Portfolio
      (Institutional
      Shares) (14)              2006     502,047    94,971  (55,871)    541,147         7.31
                                2005     481,266    64,981  (44,200)    502,047         6.78

   Mid Cap Growth Portfolio
      (Service Shares)          2006      14,935     2,237   (1,394)     15,778        10.65
                                2005      12,349     4,002   (1,416)     14,935         9.53

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.    UNITS ISSUED AND REDEEMED (CONTINUED)

                                       INDIVIDUAL FLEXIBLE PREMIUM VARIABLE
                                          ANNUITY WITH GUARANTEED MINIMUM
                                        DEATH BENEFIT UNIT ACTIVITY DURING:
                                --------------------------------------------------
                                          UNITS                                     ACCUMULATION
                                       OUTSTANDING                                   UNIT VALUE
                                      DECEMBER 31,   UNITS     UNITS      UNITS     DECEMBER 31,
                                YEAR   PRIOR YEAR    ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                ----  ------------  -------  --------  -----------  ------------
PIMCO VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Foreign Bond Portfolio
      (U.S. Dollar Hedged) (3)  2006     127,485     32,015  (19,827)     139,673      $13.08
                                2005     112,639     35,302  (20,456)     127,485       12.98

   Low Duration Portfolio       2006     217,923     44,318  (32,011)     230,230       12.22
                                2005     195,714     43,456  (21,247)     217,923       11.92
WM VARIABLE TRUST - EQUITY
   FUNDS SUBACCOUNTS:
   Equity Income Fund           2006     215,985    163,040  (16,684)     362,341       16.67
                                2005     104,773    144,309  (33,097)     215,985       14.34

   Mid Cap Stock Fund           2006      38,355     19,895   (5,734)      52,516       16.89
                                2005      37,881      6,970   (6,496)      38,355       14.69

   Small Cap Growth Fund (4)    2006      42,708      3,359   (7,661)      38,406        8.81
                                2005      39,524      7,638   (4,454)      42,708        8.38

   West Coast Equity Fund       2006       2,084     14,602     (495)      16,191       12.79
                                2005          --      2,084       --        2,084       11.60
WM VARIABLE TRUST - STRATEGIC
   ASSET MANAGEMENT
   SUBACCOUNTS:
   Balanced Portfolio           2006     942,393    206,145 (146,926)   1,001,612       14.92
                                2005     675,770    321,245  (54,622)     942,393       13.71

   Conservative Balanced
      Portfolio                 2006     116,213     42,927  (26,082)     133,058       13.70
                                2005      91,045     34,514   (9,346)     116,213       12.81

   Conservative Growth
      Portfolio                 2006     614,335    345,692  (86,112)     873,915       16.06
                                2005     400,280    238,619  (24,564)     614,335       14.54

   Flexible Income Portfolio    2006      73,873     28,204  (33,492)      68,585       12.79
                                2005      77,070     27,852  (31,049)      73,873       12.16

   Strategic Growth Portfolio   2006     358,791    132,871  (31,558)     460,104       16.83
                                2005     302,890     67,789  (11,888)     358,791       15.14

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                     INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                GUARANTEED RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                ----------------------------------------------------------
                                            UNITS                                           ACCUMULATION
                                         OUTSTANDING                                         UNIT VALUE
                                        DECEMBER 31,    UNITS       UNITS       UNITS       DECEMBER 31,
                                  YEAR   PRIOR YEAR     ISSUED    REDEEMED   OUTSTANDING      YEAR END
                                  ----  ------------  ---------  ----------  -----------    ------------
CALVERT VARIABLE SERIES, INC.
   SUBACCOUNT:
   Social Small Cap Growth
      Portfolio                   2006       9,942          909      (1,464)     9,387         $10.97
                                  2005      11,864          451      (2,373)     9,942          11.04

DREYFUS VARIABLE INVESTMENT
   FUND SUBACCOUNTS:
   Developing Leaders
      Portfolio                   2006      50,201        4,264     (12,585)    41,880          11.60
                                  2005      51,877        3,152      (4,828)    50,201          11.37

   Quality Bond Portfolio         2006      37,578        2,005      (5,216)    34,367          11.73
                                  2005      38,218        2,750      (3,390)    37,578          11.45

DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.
   SUBACCOUNT:
   Socially Responsible Growth
      Fund                        2006       1,999           76        (779)     1,296           8.37
                                  2005       1,924           80          (5)     1,999           7.78

DWS VARIABLE SERIES I (1)
   SUBACCOUNTS:
   Bond VIP (2)                   2006      46,750        2,438      (6,481)    42,707          13.42
                                  2005      50,236        2,947      (6,433)    46,750          12.99

   Global Opportunities
      VIP (3)                     2006      49,252       11,547     (18,579)    42,220          16.72
                                  2005      53,394        2,233      (6,375)    49,252          13.89

   Growth and Income VIP (4)      2006      90,063        3,374      (7,351)    86,086           9.92
                                  2005     100,207        4,752     (14,896)    90,063           8.85

   International VIP (5)          2006     171,214       39,777     (74,744)   136,247           8.90
                                  2005     182,735        9,150     (20,671)   171,214           7.17

DWS VARIABLE SERIES II (6)
   SUBACCOUNTS:
   Dreman High Return Equity
      VIP (7)                     2006     182,494        5,256     (34,917)   152,833          19.94
                                  2005     193,086    1,964,800  (1,975,392)   182,494          17.03

   Government & Agency
      Securities VIP (8)          2006      65,067        3,383     (14,255)    54,195          13.11
                                  2005      69,025        3,936      (7,894)    65,067          12.76

   High Income VIP (9)            2006      50,700        2,414      (8,083)    45,031          13.76
                                  2005      51,380        3,046      (3,726)    50,700          12.63

   Money Market VIP (10)          2006      10,142        7,548      (3,018)    14,672          11.00
                                  2005      10,117          603        (578)    10,142          10.67

   Small Cap Growth VIP (11)      2006      36,423        1,613      (1,022)    37,014           4.69
                                  2005      36,342        1,325      (1,244)    36,423           4.52

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II


(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                     INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                GUARANTEED RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                ----------------------------------------------------------
                                               UNITS                                        ACCUMULATION
                                            OUTSTANDING                                      UNIT VALUE
                                           DECEMBER 31,   UNITS    UNITS      UNITS         DECEMBER 31,
                                     YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING        YEAR END
                                     ----  ------------  ------  --------  -----------      ------------
FIDELITY VARIABLE INSURANCE
   PRODUCTS FUNDS VIP
   SUBACCOUNTS:
   Growth Portfolio                  2006     155,402     7,268  (31,997)    130,673           $ 8.88
                                     2005     163,179    10,116  (17,893)    155,402             8.44

   Index 500 Portfolio               2006     128,601     4,060  (18,208)    114,453            11.40
                                     2005     138,397     8,782  (18,578)    128,601            10.00

   Mid Cap Portfolio                 2006      51,845     4,058   (5,828)     50,075            19.97
                                     2005      53,968     1,230   (3,353)     51,845            17.99

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   SUBACCOUNTS:
   Developing Markets
      Securities Fund                2006      20,272     2,400   (2,086)     20,586            18.22
                                     2005       6,737    13,696     (161)     20,272            14.42

   Global Asset Allocation
      Fund                           2006      14,684     1,125      (32)     15,777            15.69
                                     2005      11,453     3,715     (484)     14,684            13.14

   Small - Mid Cap Growth
      Securities Fund (12)           2006      29,470     1,384   (6,071)     24,783            10.88
                                     2005      30,309     2,395   (3,234)     29,470            10.15

   Small Cap Value Securities
      Fund                           2006           2     1,089      (14)      1,077            13.09
                                     2005          --         2       --           2            11.35

GOLDMAN SACHS VARIABLE
   INSURANCE TRUST
   SUBACCOUNTS:
   Capital Growth Fund               2006     127,788     8,325  (24,041)    112,072             9.53
                                     2005     133,513     9,632  (15,357)    127,788             8.90

   Mid Cap Value Fund                2006      65,249     4,236  (14,520)     54,965            20.04
                                     2005      65,663     7,672   (8,086)     65,249            17.50

   Structured Small Cap Equity
      Fund (13)                      2006          25       949       (1)        973            16.43
                                     2005          25        --       --          25            14.83

JANUS ASPEN SERIES
   SUBACCOUNTS:
   Balanced Portfolio (Service
      Shares)                        2006      34,550       613   (1,644)     33,519            12.31
                                     2005      37,967       867   (4,284)     34,550            11.30

   Forty Portfolio
      (Institutional
      Shares) (14)                   2006     403,400    15,495  (49,816)    369,079             7.31
                                     2005     436,486    13,783  (46,869)    403,400             6.78

   Mid Cap Growth Portfolio
      (Service Shares)               2006      18,294     1,016   (4,599)     14,711            10.65
                                     2005      18,681       910   (1,297)     18,294             9.53

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                     INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                GUARANTEED RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                ----------------------------------------------------------
                                               UNITS                                        ACCUMULATION
                                            OUTSTANDING                                      UNIT VALUE
                                           DECEMBER 31,   UNITS    UNITS      UNITS         DECEMBER 31,
                                     YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING        YEAR END
                                     ----  ------------  ------  --------  -----------      ------------
PIMCO VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Foreign Bond Portfolio
      (U.S. Dollar Hedged) (3)       2006      44,009     3,003   (6,664)     40,348           $13.08
                                     2005      45,244     2,792   (4,027)     44,009            12.98

   Low Duration Portfolio            2006      72,310     4,416  (10,008)     66,718            12.22
                                     2005      73,707     5,639   (7,036)     72,310            11.92

WM VARIABLE TRUST - EQUITY
   FUNDS SUBACCOUNTS:
   Equity Income Fund                2006      37,796    26,911   (1,800)     62,907            16.67
                                     2005      38,468     2,483   (3,155)     37,796            14.34

   Mid Cap Stock Fund                2006      30,739     1,558   (7,200)     25,097            16.89
                                     2005      29,492     3,599   (2,352)     30,739            14.69

   Small Cap Growth Fund (4)         2006      23,904     1,890   (4,550)     21,244             8.81
                                     2005      22,995     3,965   (3,056)     23,904             8.38

   West Coast Equity Fund            2006          --       823       --         823            12.79
                                     2005          --        --       --          --            11.60

WM VARIABLE TRUST - STRATEGIC
   ASSET MANAGEMENT
   SUBACCOUNTS:
   Balanced Portfolio                2006      99,522     2,551   (8,662)     93,411            14.92
                                     2005      89,451    20,505  (10,434)     99,522            13.71
   Conservative Balanced
      Portfolio                      2006      44,998     1,900   (2,831)     44,067            13.70
                                     2005      44,427       576       (5)     44,998            12.81

   Conservative Growth
      Portfolio                      2006     162,675     5,084  (28,920)    138,839            16.06
                                     2005     173,240    18,759  (29,324)    162,675            14.54

   Flexible Income Portfolio         2006       2,534       372     (917)      1,989            12.79
                                     2005       5,049       392   (2,907)      2,534            12.16

   Strategic Growth Portfolio        2006     133,197    15,799  (34,863)    114,133            16.83
                                     2005     108,993    27,647   (3,443)    133,197            15.14

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                     INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                      GUARANTEED MINIMUM DEATH BENEFIT AND RETIREMENT
                                            INCOME BENEFIT UNIT ACTIVITY DURING:
                                ----------------------------------------------------------
                                            UNITS                                           ACCUMULATION
                                         OUTSTANDING                                         UNIT VALUE
                                        DECEMBER 31,    UNITS       UNITS       UNITS       DECEMBER 31,
                                  YEAR   PRIOR YEAR     ISSUED    REDEEMED   OUTSTANDING      YEAR END
                                  ----  ------------  ---------  ----------  -----------    ------------
CALVERT VARIABLE SERIES, INC.
   SUBACCOUNT:
   Social Small Cap Growth
      Portfolio                   2006         654           47        (233)       468         $10.82
                                  2005         594           64          (4)       654          10.91

DREYFUS VARIABLE INVESTMENT
   FUND SUBACCOUNTS:
   Developing Leaders
      Portfolio                   2006      33,594        4,186      (9,315)    28,465          11.44
                                  2005      33,321        2,784      (2,511)    33,594          11.24

   Quality Bond Portfolio         2006      37,085        2,407      (9,099)    30,393          11.57
                                  2005      33,679        6,979      (3,573)    37,085          11.32
DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.
   SUBACCOUNT:
   Socially Responsible Growth
      Fund                        2006         738           --          --        738           8.25
                                  2005         456          289          (7)       738           7.70

DWS VARIABLE SERIES I (1)
   SUBACCOUNTS:
   Bond VIP (2)                   2006      36,370        2,774      (4,066)    35,078          13.20
                                  2005      39,974        2,191      (5,795)    36,370          12.81

   Global Opportunities
      VIP (3)                     2006      33,567        4,938      (8,769)    29,736          16.49
                                  2005      35,570        1,870      (3,873)    33,567          13.73

   Growth and Income VIP (4)      2006      83,318        2,710      (8,894)    77,134           9.75
                                  2005      87,252        4,015      (7,949)    83,318           8.72

   International VIP (5)          2006     126,530        9,067     (31,552)   104,045           8.75
                                  2005     136,140        7,016     (16,626)   126,530           7.06
DWS VARIABLE SERIES II (6)
   SUBACCOUNTS:
   Dreman High Return Equity
      VIP (7)                     2006     136,871        8,339     (28,162)   117,048          19.62
                                  2005     141,933    1,361,184  (1,366,246)   136,871          16.79

   Government & Agency
      Securities VIP (8)          2006      54,617        2,973      (7,309)    50,281          12.89
                                  2005      59,759        3,218      (8,360)    54,617          12.58

   High Income VIP (9)            2006      34,858        2,421      (5,017)    32,262          13.53
                                  2005      36,642        2,042      (3,826)    34,858          12.45

   Money Market VIP (10)          2006       6,423          122        (322)     6,223          10.82
                                  2005      10,448        1,143      (5,168)     6,423          10.51

   Small Cap Growth VIP (11)      2006       6,808          730        (625)     6,913           4.61
                                  2005       6,901          517        (610)     6,808           4.45

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                 GUARANTEED MINIMUM DEATH BENEFIT AND RETIREMENT
                                       INCOME BENEFIT UNIT ACTIVITY DURING:
                                -------------------------------------------------
                                          UNITS                                    ACCUMULATION
                                       OUTSTANDING                                  UNIT VALUE
                                      DECEMBER 31,   UNITS    UNITS      UNITS     DECEMBER 31,
                                YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                ----  ------------  ------  --------  -----------  ------------
FIDELITY VARIABLE INSURANCE
   PRODUCTS FUNDS VIP
   SUBACCOUNTS:
   Growth Portfolio             2006     107,131    11,242  (24,012)     94,361       $ 8.76
                                2005     105,218    11,215   (9,302)    107,131         8.34

   Index 500 Portfolio          2006      83,886     5,990  (19,057)     70,819        11.25
                                2005      86,597     5,357   (8,068)     83,886         9.89

   Mid Cap Portfolio            2006      21,341     9,220   (3,858)     26,703        19.70
                                2005      22,333     1,762   (2,754)     21,341        17.78
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   SUBACCOUNTS:
   Developing Markets
      Securities Fund           2006       2,655     1,211     (316)      3,550        17.92
                                2005         792     2,075     (212)      2,655        14.22

   Global Asset Allocation
      Fund                      2006       5,388       117     (134)      5,371        15.47
                                2005       4,083     1,357      (52)      5,388        12.99

   Small - Mid Cap Growth
      Securities Fund (12)      2006      22,938     3,088   (7,024)     19,002        10.73
                                2005      22,807     2,072   (1,941)     22,938        10.04

   Small Cap Value Securities
      Fund                      2006          --    14,245      (71)     14,174        13.04
                                2005          --        --       --          --        11.33
GOLDMAN SACHS VARIABLE
   INSURANCE TRUST
   SUBACCOUNTS:
   Capital Growth Fund          2006      93,182    10,132  (22,317)     80,997         9.40
                                2005      93,261     8,145   (8,224)     93,182         8.80

   Mid Cap Value Fund           2006      52,156     3,391  (18,290)     37,257        19.77
                                2005      54,190     2,432   (4,466)     52,156        17.30

   Structured Small Cap Equity
      Fund (13)                 2006          --       445       (1)        444        16.20
                                2005          --        --       --          --        14.66

JANUS ASPEN SERIES
   SUBACCOUNTS:
   Balanced Portfolio (Service
      Shares)                   2006       7,324        30   (2,632)      4,722        12.14
                                2005       8,327       476   (1,479)      7,324        11.17

   Forty Portfolio
      (Institutional
      Shares)(14)               2006     285,624    21,186  (46,359)    260,451         7.19
                                2005     306,591    10,781  (31,748)    285,624         6.68

   Mid Cap Growth Portfolio
      (Service Shares)          2006      16,893       778   (3,921)     13,750        10.50
                                2005      17,721     1,006   (1,834)     16,893         9.42

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                 GUARANTEED MINIMUM DEATH BENEFIT AND RETIREMENT
                                       INCOME BENEFIT UNIT ACTIVITY DURING:
                                -------------------------------------------------
                                          UNITS                                    ACCUMULATION
                                       OUTSTANDING                                  UNIT VALUE
                                      DECEMBER 31,   UNITS    UNITS      UNITS     DECEMBER 31,
                                YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                ----  ------------  ------  --------  -----------  ------------
PIMCO VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Foreign Bond Portfolio
      (U.S. Dollar Hedged)(3)   2006      33,941     2,952   (4,411)     32,482       $12.87
                                2005      35,243     2,269   (3,571)     33,941        12.80

   Low Duration Portfolio       2006      58,223     4,671   (7,589)     55,305        12.02
                                2005      61,046     4,538   (7,361)     58,223        11.75
WM VARIABLE TRUST - EQUITY
   FUNDS SUBACCOUNTS:
   Equity Income Fund           2006      28,375     4,146   (6,980)     25,541        16.44
                                2005      22,661    14,428   (8,714)     28,375        14.18

   Mid Cap Stock Fund           2006      18,379     1,275   (4,820)     14,834        16.66
                                2005      24,134     1,591   (7,346)     18,379        14.52

   Small Cap Growth Fund (4)    2006      22,010     1,584   (4,559)     19,035         8.69
                                2005      28,235     3,172   (9,397)     22,010         8.29

   West Coast Equity Fund       2006       1,581       866     (421)      2,026        12.73
                                2005          --     1,581       --       1,581        11.58
WM VARIABLE TRUST - STRATEGIC
   ASSET MANAGEMENT
   SUBACCOUNTS:
   Balanced Portfolio           2006     116,617     3,157   (2,879)    116,895        14.76
                                2005     116,255    13,129  (12,767)    116,617        13.60

   Conservative Balanced
      Portfolio                 2006      27,033     6,351   (6,209)     27,175        13.56
                                2005      23,845     6,277   (3,089)     27,033        12.70

   Conservative Growth
      Portfolio                 2006     135,356     4,183  (22,439)    117,100        15.89
                                2005     157,627     8,045  (30,316)    135,356        14.42

   Flexible Income Portfolio    2006       8,333     3,441   (2,870)      8,904        12.65
                                2005       7,736     2,547   (1,950)      8,333        12.06

   Strategic Growth Portfolio   2006      67,193     4,371  (18,283)     53,281        16.66
                                2005      63,676     6,999   (3,482)     67,193        15.01

(1)  Formerly named Scudder Variable Series I

(2)  Formerly named Scudder Bond Portfolio

(3)  Formerly named Scudder Global Discovery Portfolio

(4)  Formerly named Scudder Growth and Income Portfolio

(5)  Formerly named Scudder International Portfolio

(6)  Formerly named Scudder Variable Series II

(7)  Formerly named SVS Dreman High Return Equity Portfolio

(8)  Formerly named Scudder Government & Agency Securities Portfolio

(9)  Formerly named Scudder High Income Portfolio

(10) Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(11) Formerly named Scudder Small Cap Growth Portfolio

(12) Formerly named Franklin Small Cap Fund

(13) Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14) Formerly named Janus Aspen Capital Appreciation Portfolio

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          All required financial statements are included in Part B of this Registration Statement.

     (B)  EXHIBITS

          (1) Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the "Company") authorizing establishment of Farmers Annuity Separate Account A (the "Separate Account").(1)

          (2)  Not applicable.

          (3) (a) Distribution Agreement between Farmers New World Life Insurance Company and Investors Brokerage Services, Inc. (2)

               (b) Investors Brokerage Services, Inc. Registered Representative Agreement. (2)

               (c) Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC. (3)

               (d) Farmers Financial Solutions, LLC Registered Representative Agreement. (3)

               (e) Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(11)

          (4) (a) Revised Form of Contract for the Individual Flexible Premium Variable Annuity. (2)

               (b)  Revised Guaranteed Minimum Death Benefit Rider. (2)

               (c)  Revised Guaranteed Retirement Income Benefit Rider. (2)

               (d)  Waiver of Surrender Charge Rider - Terminal Illness. (2)

               (e)  Waiver of Surrender Charge Rider - Nursing Care. (2)

               (f) Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider. (4) (8)

               (g)  Individual Retirement Annuity Amendment Rider.(4) (8)

               (h)  Roth Individual Retirement Annuity Endorsement. (4) (8)

               (i) Final Contract for the Individual Flexible Premium Variable Annuity.(9)

               (j)  Revised Variable Contract Facing Page (2004).(10)

          (5) (a) Form of Application for the Individual Flexible Premium Variable Annuity.(2)

               (b)  Form of Variable Policy Application Supplement. (5)

               (c)  Revised Variable Policy Application Supplement. (4) (6)

               (d)  Revised Variable Policy Application Supplement (2004).(9)

               (e)  Revised Variable Policy Application Supplement (2007).(12)

          (6) (a) Articles of Incorporation of Farmers New World Life Insurance Company. (7)

               (b)  By-Laws of Farmers New World Life Insurance Company. (7)

          (7)  Not applicable.

          (8) (a) Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and Farmers New World Life Insurance Company. (5)

               (b) Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company. (5)

               (c) Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company. (5)

               (d) Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(5)

               (e) Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(5)

               (f) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company. (2)

               (g) Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company. (2)

               (h) Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company. (2)

               (i) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company. (3)

               (j) Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company. (3)

               (k) Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (3)

               (l) Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company. (3)

               (m) Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company. (3)

               (n) Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company. (3)

               (o) Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company. (3)

               (p) Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company. (3)

               (q) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company. (3)

               (r) Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. (3)

               (s) Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. (6)

               (t) Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001. (6)

               (u) Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(4)

               (v) Form of Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(10)

               (w)  Form of Rule 22c-2 Shareholder Information Agreement.(12)

               (x) Supplement to Participation Agreement among DWS Variable Series II, Deutsche Investment Management Americas, Inc., DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company.(12)

               (y) Letter of Understanding and Extension of WM Participation Agreement, among Principal Funds Distributor, Inc., and Farmers New World Life Insurance Company, dated as of January 5, 2007. (12)

           (9)  Opinion and Consent of Brian F. Kreger, Esquire.(12)

           (10) (a)   Consent of Sutherland Asbill & Brennan LLP.(12)

                (b)   Consent of PricewaterhouseCoopers LLP.(12)

                (c)   Consent of Deloitte & Touche LLP. (8)

           (11) No financial statements will be omitted from Item 23.

           (12) Not applicable.

           (13) Schedule of Performance Computations. (3) (5)

           (14) Not applicable.

           (15) Powers of Attorney . (1) (3) (4) (9) (11)

----------
(1) Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 13, 1999 (File Nos. 333-85183 and 811-09547).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on November 15, 1999 (File Nos. 333-85183 and 811-09547).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2001 (File Nos. 333-85183 and 811-09547).

(4) Incorporated herein by reference to Post-Effective Amendment No. 4 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 27, 2002 (File Nos. 333-85183 and 811-09547).

(5) Incorporated herein by reference to Post-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 21, 2000 (File Nos. 333-85183 and 811-09547).

(6) Incorporated herein by reference to Post-Effective Amendment No. 3 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 26, 2002 (File Nos. 333-85183 and 811-09547).

(7) Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC on April 28, 2003 (File Nos. 333-85183 and 811-09547).

(8) Incorporated herein by reference to Post-Effective Amendment No. 5 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2003 (File Nos. 333-85183 and 811-09547).

(9) Incorporated herein by reference to Post-Effective Amendment No. 6 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2004 (File Nos. 333-85183 and 811-09547).

(10) Incorporated herein by reference to Post-Effective Amendment No. 7 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2005 (File Nos. 333-85183 and 811-09547).

(11) Incorporated herein by reference to Post-Effective Amendment No. 8 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 26, 2006 (File Nos. 333-85183 and 811-09547).

(12) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF FARMERS NEW WORLD LIFE INSURANCE COMPANY

NAME AND PRINCIPAL BUSINESS ADDRESS             POSITION AND OFFICE WITH DEPOSITOR
-----------------------------------             ----------------------------------
Jerry J. Carnahan (1)                 Director
Paul N. Hopkins(1)                    Chairman of the Board and Director
Michael W. Keller(2)                  Chief Marketing Officer, Vice President, and Director
Ryan R. Larson(2)                     Vice President, Chief Actuary, and Director
C. Paul Patsis(2)                     President, Chief Executive Officer, and Director
James I. Randolph(2)                  Vice President, Assistant Secretary and Director
Gary R. Severson(3)                   Director
John F. Sullivan, Jr.(4)              Director
Laszlo G. Heredy(1)                   Chief Investment Officer and Vice President
Brian F. Kreger(2)                    Corporate Secretary, Vice President, and General
                                      Counsel
Oscar Tengtio(2)                      Vice President, Chief Financial Officer and Director
Pierre C. Wauthier(1)                 Vice President and Assistant Treasurer
Leeann G. Badgett(2)                  Assistant Treasurer
Gerald A. Dulek(1)                    Assistant Vice President
Doren E. Hohl(1)                      Assistant Secretary
Paul F. Hott(2)                       Assistant Vice President
Peter Klute(1)                        Assistant Treasurer
Harris Mortensen                      Assistant Secretary

NAME AND PRINCIPAL BUSINESS ADDRESS             POSITION AND OFFICE WITH DEPOSITOR
-----------------------------------             ----------------------------------
Hubert L. Mountz(1)                   Assistant Treasurer
Dennis J. A. Nibbe(2)                 Assistant Treasurer
John R. Patton(2)                     Assistant Vice President and Assistant Secretary
Richard L. Russell, Jr.(1)            Assistant Secretary
Kathryn M. Trepinski(1)               Assistant Secretary

James P. Brennan, Sr., Esq. serves as the Chief Compliance Officer for the Registrant.(2)

----------
(1) The principal business address is 4680 Wilshire Boulevard, Los Angeles, CA 90010.

(2) The principal business address is 3003 - 77th Ave. SE, Mercer Island, WA 98040.

(3)  The principal business address is 801 2nd Ave., Seattle, WA 98104.

(4)  The principal business address is 1201 3rd Ave., #3390, Seattle, WA 98101.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT-

ORGANIZATIONS AFFILIATED WITH ZURICH FINANCIAL SERVICES

COMPANY                                         DOMICILED                       OWNERSHIP                      %
-------                                        -----------   --------------------------------------------   ------
Aktiengesellschaft Assuricum                   Switzerland   Zurich Insurance Company                        99.60
Allied Zurich Holdings Limited                 CI            Zurich Group Holding                           100.00
Allied Zurich PLC                              UK            Zurich Financial Services                      100.00
American Guarantee & Liability Insurance Co.   NY            Zurich American Insurance Company              100.00
American Zurich Insurance Company              IL            Steadfast Insurance Company                    100.00
Assurance Company of America                   NY            Maryland Casualty Company                      100.00
BG Investments Ltd.                            BDA           Aktiengesellschaft Assuricum                    04.58
BG Investments Ltd.                            BDA           Zurich Insurance Company                        95.42
Centre Financial Services Holdings Limited     BDA           Centre Group Holdings Limited                  100.00
Centre Group Holdings (US) Limited             DE            Centre Reinsurance Limited                     100.00
Centre Group Holdings Limited                  BDA           CMSH Limited                                   100.00
Centre Insurance Company                       DE            Centre Solutions Holdings (Delaware) Limited   100.00
Centre Life Insurance Company                  MA            Centre Solutions (US) Limited                  100.00
                                                             Centre Reinsurance Holdings (Delaware)
Centre Reinsurance (US) Limited                BDA           Limited                                        100.00
Centre Reinsurance Holdings (Delaware)
   Limited                                     DE            Orange Stone Reinsurance                       100.00
Centre Reinsurance Limited                     BDA           Centre Solutions (Bermuda) Limited             100.00
Centre Solutions (Bermuda) Limited             BDA           Centre Group Holdings Limited                  100.00
Centre Solutions (US) Limited                  BDA           Centre Group Holdings (US) Limited             100.00
Centre Solutions Holdings (Delaware) Limited   DE            Centre Solutions (US) Limited                  100.00
CMSH Limited                                   BDA           Zurich Insurance Company                        64.70
CMSH Limited                                   BDA           Zurich International (Bermuda) Ltd.             35.30
Colonial American Casualty & Surety Co.        MD            Fidelity & Deposit Company of Maryland         100.00
                                                             Centre Reinsurance Holdings (Delaware)
Constellation Reinsurance Company              NY            Limited                                        100.00
Crown Management Services Limited              DE            Orange Stone Holdings                          100.00
Disability Management Services, Inc.           CT            Centre Reinsurance Limited                      40.00
Diversified Specialty Risk                     TX            American Guarantee & Liability Insurance Co.   100.00
Empire Fire & Marine Insurance Company         NE            Zurich American Insurance Company              100.00
Empire Indemnity Insurance Company             OK            Zurich American Insurance Company              100.00
Empire Management Services, Inc.               NE            Empire Fire & Marine Insurance Company         100.00
Farmers Group, Inc.                            NV            Zurich Group Holding                           86.625
Farmers Group, Inc.                            NV            Allied Zurich Holdings Limited                  10.00
Farmers Group, Inc.                            NV                                                           03.375
Farmers New World Life Insurance Company       WA            Farmers Group, Inc.                            100.00
Farmers Reinsurance Company                    CA            Farmers Group, Inc.                            100.00
Fidelity & Deposit Company of Maryland         MD            Zurich American Insurance Company              100.00

COMPANY                                         DOMICILED                       OWNERSHIP                      %
-------                                        -----------   --------------------------------------------   ------
Fire Underwriters Association                  CA            Farmers Group, Inc.                            100.00
Kemper Corporation                             DE            Zurich Holding Company of America              100.00
Kemper Investors Life Insurance Company        IL            Kemper Corporation                             100.00
Kemper Portfolio Corp.                         DE            Kemper Corporation                             100.00
Keswick Realty, Inc.                           IL            Zurich Services Corporation                    100.00
KFC Portfolio Corp.                            DE            Kemper Corporation                             100.00
Maine Bonding and Casualty Co.                 ME            Maryland Casualty Company                      100.00
Maryland Casualty Company                      MD            Zurich American Insurance Company              100.00
Maryland Insurance Company                     TX            Maryland Casualty Company                      100.00
Minnesota Marketing Center, Inc.               MN            Empire Fire & Marine Insurance Company         100.00
National Standard Insurance Company            TX            Maryland Casualty Company                      100.00
Northern Insurance Company of New York         NY            Maryland Casualty Company                      100.00
Orange Stone Holdings                          IRE           CMSH Limited                                   100.00
Orange Stone Reinsurance                       IRE           Crown Management Services Limited              100.00
Risk Enterprise Management Limited             DE            Zurich Insurance Company                       100.00
Steadfast Insurance Company                    DE            Zurich American Insurance Company              100.00
Sterling Forest LLC                            DE            Zurich American Insurance Company              100.00
THIC Holdings LLC                              NH
Truck Underwriters Association                 CA            Farmers Group, Inc.                            100.00
Truckwriters, Inc.                             NE            Empire Fire & Marine Insurance Company         100.00
Universal Underwriters Acceptance Corp.        KS            Zurich Holding Company of America              100.00
Universal Underwriters Insurance Company       KS            Zurich American Insurance Company              100.00
Universal Underwriters Insurance Services,
   Inc.                                        MA            Universal Underwriters Management Company      100.00
Universal Underwriters Insurance Services of
   Alabama, Inc.                               AL            Universal Underwriters Management Company      100.00
Universal Underwriters Insurance Services of
   Texas, Inc.                                 TX            Universal Underwriters Management Company      100.00
Universal Underwriters Life Ins. Co.           KS            Universal Underwriters Insurance Company       100.00
Universal Underwriters Management Company      KS            Zurich Holding Company of America              100.00
Universal Underwriters of Texas Ins. Co.       TX            Universal Underwriters Insurance Company       100.00
Universal Underwriters Service Corp.           MO            Zurich Holding Company of America              100.00
Universal Underwriters Service Corp. of
   Texas                                       TX            Zurich Holding Company of America              100.00
Valiant Insurance Company                      IA            Maryland Casualty Company                      100.00
ZC Specialty Insurance Company                 TX            Centre Solutions (US) Limited                  100.00
ZFS Finance, USA LLC I                         DE            Zurich Holding Company of America              100.00
ZFS Finance, USA LLC II                        DE            Zurich Holding Company of America              100.00
ZFS Finance, USA LLC III                       DE            Zurich Holding Company of America              100.00
ZFSH, LLC                                      DE            Zurich Holding Company of America              100.00
Zurich Agency Services, Inc.                   TX            Maryland Casualty Company                      100.00
Zurich American Brokerage, Inc.                NY            Zurich Holding Company of America              100.00
Zurich American Insurance Company              NY            Zurich Holding Company of America              100.00
Zurich American Insurance Company of
   Illinois                                    IL            American Zurich Insurance Company              100.00
Zurich Benefit Finance, LLC                    DE            Zurich Holding Company of America              100.00
Zurich CZI Management Holding, Ltd.            DE            Zurich Holding Company of America              100.00
Zurich E&S Brokerage, Inc.                     CA            Zurich American Insurance Company              100.00
Zurich Finance, USA                            DE            Zurich Holding Company of America              100.00
Zurich Global Investment Advisors, LLC         DE            Zurich Holding Company of America              100.00
Zurich Group Holding                           Switzerland   Zurich Financial Services                       57.00
Zurich Group Holding                           Switzerland   Allied Zurich PLC                               43.00
Zurich Holding Company of America              DE            Zurich Insurance Company                        99.87
Zurich Holding Company of America              DE            Crown Management Services Limited               00.13
Zurich Insurance Company                       Switzerland   Zurich Group Holding                           100.00
Zurich International (Bermuda) Ltd.            BDA           BG Investments Ltd.                             29.27
Zurich International (Bermuda) Ltd.            BDA           Zurich Insurance Company                        30.31
Zurich International (Bermuda) Ltd.            BDA           Aktiengesellscaft Assuricum                     40.42
Zurich Premium Finance Company                 NE            Empire Fire & Marine Insurance Company         100.00
Zurich Premium Finance Company of California   CA            Empire Fire & Marine Insurance Company         100.00

COMPANY                                         DOMICILED                       OWNERSHIP                      %
-------                                        -----------   --------------------------------------------   ------
Zurich Warranty Management Services LTD        UK            Zurich Services Corporation                    100.00
Zurich Services Corp.                          IL            Zurich Holding Company of America              100.00
Sterling Forest LLC                            DE            Zurich Holding Company of America              100.00
Zurich Warranty Solutions, Inc.                IL            American Zurich Insurance Company              100.00

Zurich Financial Services conducts its primary insurance operations in the United States through:

     (A) Two property/casualty groups, each operating INDEPENDENTLY with its own staff:

          Zurich U.S. Insurance Group
          Farmers Insurance Group

ORGANIZATIONS AFFILIATED WITH FARMERS NEW WORLD LIFE INSURANCE COMPANY

COMPANY                                         DOMICILED                       OWNERSHIP                      %
-------                                        -----------   --------------------------------------------   ------
American Federation Insurance Company          FL            Foremost Insurance Company Grand Rapids,       100.00
                                                             Michigan
Civic Property & Casualty Co.                  CA            Farmers Insurance Exchange                      80.00
Civic Property & Casualty Co.                  CA            Fire Insurance Exchange                         10.00
Civic Property & Casualty Co.                  CA            Truck Insurance Exchange                        10.00
Corvette General Agency, Inc.                  GA            Foremost Affiliated Insurance Services, Inc.   100.00
Exact Property & Casualty Co.                  CA            Farmers Insurance Exchange                      80.00
Exact Property & Casualty Co.                  CA            Fire Insurance Exchange                         10.00
Exact Property & Casualty Co.                  CA            Truck Insurance Exchange                        10.00
Farmers Financial Solutions, LLC               NV            FFS Holding, LLC                               100.00
Farmers Insurance Co. of Arizona               AZ            Farmers Insurance Exchange                      70.00
Farmers Insurance Co. of Arizona               AZ            Truck Insurance Exchange                        20.00
Farmers Insurance Co. of Arizona               AZ            Fire Insurance Exchange                         10.00
Farmers Insurance Co. of Idaho                 ID            Farmers Insurance Exchange                      80.00
Farmers Insurance Co. of Idaho                 ID            Truck Insurance Exchange                        13.30
Farmers Insurance Co. of Idaho                 ID            Fire Insurance Exchange                         06.70
Farmers Insurance Co. of Oregon                OR            Farmers Insurance Exchange                      90.00
Farmers Insurance Co. of Oregon                OR            Truck Insurance Exchange                        10.00
Farmers Insurance Co. of Washington            WA            Fire Insurance Exchange                         80.00
Farmers Insurance Co. of Washington            WA            Truck Insurance Exchange                        20.00
Farmers Insurance Co., Inc.                    KS            Farmers Insurance Exchange                      70.00
Farmers Insurance Co., Inc.                    KS            Truck Insurance Exchange                        20.00
Farmers Insurance Co., Inc.                    KS            Fire Insurance Exchange                         10.00
Farmers Insurance Exchange                     CA            Interinsurance Exchange
Farmers Insurance of Columbus, Inc.            OH            Farmers Insurance Exchange                     100.00
Farmers New Century Insurance Company          IL            Illinois Farmers Insurance Co.                 100.00
Farmers Services Insurance Agency              CA            Truck Insurance Exchange                       100.00
Farmers Texas County Mutual Insurance
   Company                                     TX            County Mutual Company
FFS Holding, LLC                               NV            Mid Century Ins. Co.                           100.00
Fire Insurance Exchange                        CA            Interinsurance Exchange
Federation Insurance Services of California,                 Foremost Insurance Company Grand Rapids,
   Inc.                                        CA            Michigan                                       100.00
Foremost Affiliated Insurance Services, Inc.   MI            Foremost Corporation of America                100.00
Foremost Affinity Services, Inc.               MI            Foremost Corporation of America                100.00
Foremost Corporation of America                MI            Farmers Insurance Exchange                      80.00
Foremost Corporation of America                MI            Fire Insurance Exchange                         10.00
Foremost Corporation of America                MI            Truck Insurance Exchange                        10.00
Foremost County Mutual Insurance Company       TX            County Mutual Company
Foremost Express Insurance Agency of
   Florida, Inc.                               FL            Foremost Express Insurance Agency, Inc.        100.00
Foremost Express Insurance Agency, Inc.        MI            Foremost Corporation of America                100.00
Foremost Financial Services Corporation        DE            Foremost Corporation of America                100.00
Foremost Home Brokers, Inc,                    MI            Foremost Corporation of America                100.00
Foremost Home Services Corporation             MI            Foremost Corporation of America                100.00
Foremost Insurance Company Grand Rapids,
   Michigan                                    MI            Foremost Corporation of America                100.00

COMPANY                                         DOMICILED                       OWNERSHIP                      %
-------                                        -----------   --------------------------------------------   ------
Foremost Lloyds of Texas                       TX            Lloyds Company
Foremost Property and Casualty Insurance                     Foremost Insurance Company Grand Rapids,
   Company                                     MI            Michigan                                       100.00
Foremost Real Estate Company Grand Rapids,
   Michigan                                    MI            Foremost Corporation of America                100.00
                                                             Foremost Insurance Company Grand Rapids,
Foremost Signature Insurance Company           MI            Michigan                                       100.00
Frontier Insurance Agency, Inc.                OR            Foremost Affiliated Insurance Services, Inc.   100.00
Illinois Farmers Insurance Co.                 IL            Farmers Insurance Exchange                     100.00
Knight Agency, Inc.                            KY            Foremost Affiliated Insurance Services, Inc.   100.00
Mid Century Ins. Co.                           CA            Farmers Insurance Exchange                      85.00
Mid Century Ins. Co.                           CA            Fire Insurance Exchange                         12.50
Mid Century Ins. Co.                           CA            Truck Insurance Exchange                        02.50
Mid Century Ins. Co. of Texas                  TX            Farmers Insurance Exchange                     100.00
Neighborhood Spirit Property & Casualty Co.    CA            Farmers Insurance Exchange                      80.00
Neighborhood Spirit Property & Casualty Co.    CA            Fire Insurance Exchange                         10.00
Neighborhood Spirit Property & Casualty Co.    CA            Truck Insurance Exchange                        10.00
Pacific Way Insurance Agency, Inc.             WA            Foremost Affiliated Insurance Services, Inc.   100.00
Sunrise Insurance Agency of Arizona, Inc.      AZ            Foremost Affiliated Insurance Services, Inc.   100.00
Sunrise Insurance Agency of Texas, Inc.        TX            Foremost Affiliated Insurance Services, Inc.   100.00
Sunrise Insurance Agency, Inc.                 NV            Foremost Affiliated Insurance Services, Inc.   100.00
Texas Farmers Insurance Co.                    TX            Farmers Insurance Exchange                      86.30
Texas Farmers Insurance Co.                    TX            Mid Century Ins. Co.                            13.70
Truck Insurance Exchange                       CA            Interinsurance Exchange -
Western Star Underwriters, Inc.                TX            Foremost Corporation of America                100.00

ITEM 27. NUMBER OF CONTRACTOWNERS

     As of March 30, 2007, there were 3,451 Non-Qualified Contracts and 4,797 Qualified Contracts issued and in-force.

ITEM 28. INDEMNIFICATION

     Under its By-laws, Farmers, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-laws of Farmers New World Life Insurance Company (as amended October 24,
1995)

     INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 47.

     (A) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

     (B) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

     (C) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) Farmers Financial Solutions, LLC is the registrant's principal underwriter. It is also the principal underwriter for Farmers Variable Life Separate Account A.

     (b) Officers and Directors of Farmers Financial Solutions, LLC, and their addresses, are as follows:

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH FFS
-----------------------------------   ------------------------------
C. Paul Patsis(1)                     Chairman of the Board
Donald K. Mealer(2)                   President, Director
Jerry J. Carnahan(3)                  Director
Donnell Reid(4)                       Director
James E. Hansen(5)                    Director
Bardea C. Huppert(2)                  Chief Operating Officer
Steven K. Klein(2)                    Chief Compliance Officer
Steven Muramoto(2)                    Treasurer and Chief Financial Officer
Doren E. Hohl(3)                      Secretary

----------
(1) The principal business address is 3003 - 77th Avenue, S.E. Mercer Island, Washington 98040.

(2) The principal business address is 30801 Agoura Road, Bldg. 1, Agoura Hills, CA 91301.

(3) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

(4)  The principal business address is 1281 Pinrun Dr., Ballwin, MO 63011.

(5)  The principal business address is 24646 Pine Way, Corona, California 92883.

                           (2)
      (C)(1)        NET UNDERWRITING         (3)               (4)
NAME OF PRINCIPAL     DISCOUNTS AND    COMPENSATION ON      BROKERAGE          (5)
   UNDERWRITER         COMMISSIONS        REDEMPTION       COMMISSIONS     COMPENSATION
-----------------   ----------------   ---------------   --------------   -------------
Farmers Financial
   Solutions, LLC          N/A               N/A          $3,001,566.11        N/A

ITEM 30. LOCATION OF BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (including Rule 38a-1), are maintained by Farmers New World Life Insurance Company at 3003 - 77th Avenue, S.E., Mercer Island, WA 98040, at 2500 Farmers Way, Columbus, OH 43235, and by McCamish Systems, L.L.C. Insurance Administrators at 6425 Powers Ferry Road, Atlanta, GA 30339.

ITEM 31. MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS.

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Farmers New World Life Insurance Company for a statement of additional information.

     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

     (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Annuity Separate Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 9 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 25 day of April, 2007.

                                        FARMERS ANNUITY SEPARATE ACCOUNT A
                                        (Registrant)


Attest: /s/ Brian F. Kreger             By: /s/ C. Paul Patsis
        -----------------------------       ------------------------------------
        Brian F. Kreger                     C. Paul Patsis
        Vice President, Corporate           President
        Secretary and General Counsel       Farmers New World Life Insurance
        Farmers New World Life              Company
        Insurance Company


                                        FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                        (Depositor)


Attest: /s/ Brian F. Kreger             By: /s/ C. Paul Patsis
        -----------------------------       ------------------------------------
        Brian F. Kreger                     C. Paul Patsis
        Vice President, Corporate           President
        Secretary and General Counsel       Farmers New World Life Insurance
        Farmers New World Life              Company
        Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                                TITLE                           DATE
---------                                                -----                           ----


                                       Director                                    April 25, 2007
------------------------------------
Jerry J. Carnahan*/


                                       Chairman of the Board and Director          April 25, 2007
------------------------------------
Paul N. Hopkins*/


                                       Chief Marketing Officer, Vice President,    April 25, 2007
------------------------------------   and Director
Michael W. Keller*/


                                       Vice President, Chief Actuary, and          April 25, 2007
------------------------------------   Director
Ryan R. Larson*/


                                       President, Chief Executive Officer, and     April 25, 2007
------------------------------------   Director
C. Paul Patsis*/                       (Principal Executive Officer)

SIGNATURE                                                TITLE                           DATE
---------                                                -----                           ----


                                       Vice President, Assistant Secretary, and    April 25, 2007
------------------------------------   Director
James I. Randolph*/


                                       Director                                    April 25, 2007
------------------------------------
Gary R. Severson*/


                                       Director                                    April 25, 2007
------------------------------------
John F. Sullivan, Jr.*/


                                       Vice President, Chief Financial Officer,    April 25, 2007
------------------------------------   and Director (Principal Financial Officer
Oscar Tengtio*/                        and Principal Accounting Officer)


/s/ C. Paul Patsis                     On April 25, 2007 as Attorney-in-Fact pursuant to powers
------------------------------------   of attorney filed herewith or by previous amendment.
*/ By:  C. Paul Patsis

                                  EXHIBIT INDEX

Exhibit 5(e)  Revised Variable Policy Application Supplement (2007)

Exhibit 8(w)  Form of Rule 22c-2 Shareholder Information Agreement

Exhibit 8(x)  Supplement to Participation Agreement among DWS Variable Series
              II, Deutsche Investment Management Americas, Inc., DWS Scudder
              Distributors, Inc. and Farmers New World Life Insurance Company

Exhibit 8(y)  Letter of Understanding and Extension of WM Participation
              Agreement, among Principal Funds Distributor, Inc., and Farmers
              New World Life Insurance Company.

Exhibit 9     Opinion and Consent of Brian F. Kreger, Esquire

Exhibit 10(a) Consent of Sutherland Asbill & Brennan LLP

Exhibit 10(b) Consent of PricewaterhouseCoopers LLP